MAXIM SERIES FUND, INC.

                      Financial Statements and Financial Highlights for
                         the Six Months Ended June 30, 1999 and 1998

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT
                                                                                        BOND                          SECURITIES
                                                                                     PORTFOLIO                        PORTFOLIO
                                                                                   --------------                   ---------------
ASSETS:
    Investments in securities, market value:  (1)                                $   69,129,627                   $    71,180,542
    Dividends and interest receivable                                                 1,057,712                           564,881
    Receivables for investments sold                                                    581,000                         3,920,617
                                                                                   --------------                   ---------------

      Total assets                                                                   70,768,339                        75,666,040
                                                                                   --------------                   ---------------

LIABILITIES:
    Due to GW Capital Management                                                         38,310                            39,037
    Redemptions payable                                                                 100,655                           109,151
    Payables for investments purchased                                                  561,598                         3,507,791
                                                                                   --------------                   ---------------

      Total liabilities                                                                 700,563                         3,655,979
                                                                                                                    ---------------
                                                                                   --------------


NET ASSETS                                                                       $   70,067,776                    $   72,010,061
                                                                                   ==============                   ===============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                                                $    6,008,287                    $    6,752,844
    Additional paid-in capital                                                       67,416,587                        67,562,095
    Net unrealized (depreciation) on investments                                     (2,658,304)                         (297,886)
    Undistributed net investment income                                                  55,096                            87,078
    Accumulated net realized loss on investments                                       (753,890)                       (2,094,070)
                                                                                   --------------                   ---------------


NET ASSETS                                                                       $   70,067,776                    $   72,010,061
                                                                                   ==============                   ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                            $       1.1662                   $         1.0664
                                                                                   ==============                   ===============
    (Offering and Redemption Price)

SHARES OF CAPITAL STOCK
    Authorized                                                                      200,000,000                       200,000,000
    Outstanding                                                                      60,082,866                        67,528,444

(1)  Cost of investments in securities:                                              71,787,931                        71,478,428

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT
                                                                                        BOND                         SECURITIES
                                                                                      PORTFOLIO                      PORTFOLIO
                                                                                   ----------------               ----------------
INVESTMENT INCOME:
    Interest                                                                     $    2,433,357                 $     2,324,600
                                                                                   ----------------               ----------------

      Total income                                                                    2,433,357                       2,324,600

EXPENSES:
    Management fees                                                                     219,982                         218,963
                                                                                   ----------------               ----------------

NET INVESTMENT INCOME                                                                 2,213,375                       2,105,637
                                                                                   ----------------               ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                           261,660                         146,426
      Change in net unrealized appreciation (depreciation) on                        (3,377,358)                     (2,739,151)
    investments
                                                                                   ----------------               ----------------

      Net realized and unrealized gain (loss) on investments                         (3,115,698)                     (2,592,725)
                                                                                   ----------------               ----------------


NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $     (902,323)                $      (487,088)
                                                                                   ================               ================



See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998

--------------------------------------------------------------------------------------------------------------------------------

                                                                      BOND                              U.S. GOVERNMENT
                                                                    PORTFOLIO                         SECURITIES PORTFOLIO
                                                        ----------------------------------       -------------------------------
                                                            1999               1998                  1999              1998
                                                        --------------    ----------------       --------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                2,213,375      $  2,110,826               2,105,637        1,863,167
    Net realized gain (loss) on investments                261,660           (25,409)                146,426           82,690
    Change in net unrealized appreciation (depreciation)(3,377,358)          488,783              (2,739,151)           2,089
    on investments
                                                        --------------    ----------------       --------------    -------------

       Net increase (decrease) in net assets resulting    (902,323)        2,574,200                (487,088)       1,947,946
       from operations
                                                        --------------    ----------------       --------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                          (2,157,464)       (2,138,659)             (2,044,252)      (1,861,611)
    From net realized gains
                                                        --------------    ----------------       --------------    -------------

       Total distributions                              (2,157,464)       (2,138,659)             (2,044,252)      (1,861,611)
                                                        --------------    ----------------       --------------    -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                    4,666,535         4,045,312               7,586,176        9,853,333
    Reinvestment of distributions                        2,157,464         2,138,659               2,044,252        1,861,611
    Redemptions of shares                               (9,796,318)       (5,195,319)            (13,964,153)      (5,709,102)
                                                        --------------    ----------------       --------------    -------------

       Net increase (decrease) in net assets resulting  (2,972,319)          988,652              (4,333,725)       6,005,842
       from share transactions
                                                        --------------    ----------------       --------------    -------------

       Total increase (decrease) in net assets          (6,032,106)        1,424,193              (6,865,065)       6,092,177

NET ASSETS:
    Beginning of period                                 76,099,882        70,283,703              78,875,126       58,311,917
                                                        --------------    ----------------       --------------    -------------

    End of period (1)                                   70,067,776      $ 71,707,896              72,010,061       64,404,094
                                                        ==============    ================       ==============    =============

OTHER INFORMATION:

SHARES:
    Sold                                                 3,846,397         3,310,225               6,943,528        8,993,566
    Issued in reinvestment of distributions              1,829,394         1,763,996               1,899,924        1,709,436
    Redeemed                                            (8,130,386)       (4,236,499)            (12,701,983)      (5,190,873)
                                                        --------------    ----------------       --------------    -------------

       Net increase (decrease)                          (2,454,595)          837,722              (3,858,531)       5,512,129
                                                        ==============    ================       ==============    =============

(1)  Including undistributed net investment income          55,096            47,577                  87,078           80,576


See notes to financial statements.

MAXIM SERIES FUND, INC.

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 is as follows:



                                               Six Months                    Year Ended December 31,
                                                 Ended
                                                               ----------------------------------------------------
                                             June 30, 1999        1998          1997          1996        1995
                                             ---------------   -----------   -----------   -----------  ----------

Net Asset Value, Beginning of  Period       $   1.2169       $      1.2119 $      1.2059 $      1.2301$     1.1352

Income From Investment Operations

Net investment income                          0.0366              0.0740         0.0767         0.0745     0.0736
Net realized and unrealized gain (loss)         (0.0516)           0.0050         0.0060        (0.0242)    0.0949
                                              ----------------  ------------   -----------   -----------  ----------

 Total Income From Investment Operations        (0.0150)           0.0790         0.0827         0.0503     0.1685
                                              ----------------  ------------   -----------   -----------  ----------

Less Distributions

From net investment income                       (0.0357)         (0.0740)       (0.0767)       (0.0745)   (0.0736)
                                              ----------------  ------------   -----------   -----------  ----------

Total Distributions                             (0.0357)          (0.0740)       (0.0767)       (0.0745)   (0.0736)
                                              ----------------  ------------   -----------   -----------  ----------

Net Asset Value, End of Period              $      1.1662     $    1.2169    $    1.2119   $     1.2059 $   1.2301
                                              ================  ============   ===========   ===========  ==========

Total Return                                    (1.24)%            6.65%          7.07%          4.26%     15.21%

Net Assets, End of Period                   $   70,067,776    $ 76,099,882   $ 70,283,703  $ 78,093,109 $ 80,025,099

Ratio of Expenses to Average Net Assets         0.60% *            0.60%          0.60%         0.60%       0.60%

Ratio of Net Investment Income to
     Average Net Assets                          6.04% *           6.00%          6.22%         6.10%       6.16%

Portfolio Turnover Rate                            30.40%          42.50%        90.81%       117.39%     191.58%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $ 21,716,716 and $23,548,606, respectively.


*Annualized

                           (Continued)


MAXIM SERIES FUND, INC.

------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 is as follows:

                                                Six Months                   Year Ended December 31,
                                                   Ended
                                                                --------------------------------------------------
                                              June 30, 1999       1998          1997         1996          1995
                                             ----------------   ----------   -----------   ----------  -----------

Net Asset Value, Beginning of Period       $       1.1049     $     1.0918 $      1.0738 $     1.1001$     1.0138

Income From Investment Operations

Net investment income                              0.0321           0.0646        0.0707       0.0675      0.0723
Net realized and unrealized gain (loss)           (0.0394)          0.0126        0.0180      (0.0263)     0.0863
                                                                ----------   -----------   ----------  -----------
                                             ----------------

Total Income from Investment Operations           (0.0073)          0.0772        0.0887       0.0412      0.1586
                                             ----------------   ----------   -----------   ----------  -----------

Less Distributions

From net investment income                        (0.0312)         (0.0641)      (0.0707)     (0.0675)    (0.0723)
From net realized gains
                                             ----------------   ----------   -----------   ----------  -----------

Total Distributions                               (0.0312)         (0.0641)      (0.0707)     (0.0675)    (0.0723)
                                             ----------------   ----------   -----------   ----------  -----------

Net Asset Value, End of Period             $       1.0664     $     1.1049 $      1.0918 $     1.0738$     1.1001
                                             ================   ==========   ===========   ==========  ===========

Total Return                                      (0.67)%           7.24%         8.51%        3.92%      16.09%

Net Asset Value, End of Period             $   72,010,061     $ 78,875,126 $ 58,311,917  $ 64,077,863$ 62,473,959

Ratio of Expenses to Average Net Assets            0.60% *          0.60%         0.60%        0.60%       0.60%

Ratio of Net Investment Income to
     Average Net Assets                            5.78% *          5.91%         6.32%        6.22%       6.76%

Portfolio Turnover Rate                           30.11%           56.64%        55.54%      145.02%     185.57%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $21,297,923 and $26,339,350, respectively.

*Annualized



                                               (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998

-------------------------------------------------------------------------------


1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Bond and U.S. Government Securities Portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold to Maxim Series Account, Pinnacle Series Account, FutureFunds Series Account, FutureFunds Series Account II, and Qualified Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. Shares of the Fund are also sold to the Profile Portfolios of the Fund which are sold only to FutureFunds Series and Maxim Series Accounts of the Company to fund benefits under variable annuity contracts.


2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the
        Fund  which  are  in  accordance  with  generally  accepted   accounting
        principles in the investment company industry:

        Dividends

        Dividends from investment income of the Bond and U.S. Government Securities Portfolios are declared and reinvested quarterly. Dividends from capital gains of both portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold was determined on a specific lot selection.

        Security Valuation

        Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund. Short-term and money market securities are valued at amortized cost which approximates market value.




        The portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1999 were as follows:

                                                           Bond Portfolio
                                                          -----------------

                            Aggregate Cost              $   12,159,053
                            Aggregate Fair Value        $   10,555,800
                            Percent of Net Assets              15.07%

        Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, each Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 1999, the Bond and U.S. Government Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $1,001,505 and $2,240,496, respectively, which expire between 2002 and 2004.

        Classification of Distributions to Shareholders

        Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.


3.      INVESTMENT ADVISORY AGREEMENT

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund and to cover operating expenses of the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Bond and U.S. Government Securities Portfolios.


4.      UNREALIZED APPRECIATION (DEPRECIATION)

        Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1999:

                                                                  U.S.
                                                               GOVERNMENT
                                         BOND                  SECURITIES
                                       PORTFOLIO               PORTFOLIO
                                     ---------------        -----------------


       Gross appreciation                145,148          $      872,567

       Gross depreciation             (2,803,452)             (1,170,453)
                                     ---------------        -----------------

       Net unrealized appreciation    (2,658,304)         $     (297,886)
                                     ===============        =================





                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Six Months Ended June 30, 1999 and 1998

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
                                                             ARIEL
                                                           SMALL-CAP           MONEY            SMALL-CAP              STOCK
                                                             VALUE             MARKET             INDEX                INDEX
                                                           PORTFOLIO         PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                          ---------------- -----------------  -----------------    ----------------
ASSETS:
     Investments in securities, market value:  (1)          36,861,214       644,796,742       24,224,578          1,118,878,743
     Cash                                                       51,934           257,131           42,707                357,801
     Dividends and interest receivable                          69,393         1,739,168           25,109              1,105,201
     Subscriptions receivable                                   58,714                            103,062
     Receivables for investments sold                          321,000        52,071,000          811,565             12,710,718
     Variation margin on futures contracts                                                         18,125                317,293
                                                          ---------------- -----------------  -----------------    ----------------

        Total assets                                        37,362,255       698,864,041       25,225,146          1,133,369,756
                                                          ---------------- -----------------  -----------------    ----------------

LIABILITIES:
     Dividends payable                                                         2,690,514
     Due to GW Capital Management                               38,615           267,894           12,695                588,179
     Redemptions payable                                                         437,822                                 786,750
     Payables for investments purchased                        406,070        57,478,158          837,459              7,461,001
                                                          ---------------- -----------------  -----------------    ----------------

        Total liabilities                                      444,685        60,874,388          850,154              8,835,930
                                                          ---------------- -----------------  -----------------    ----------------

NET ASSETS                                                  36,917,570       637,989,653       24,374,992          1,124,533,826
                                                          ================ =================  =================    ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                           3,860,771        63,766,578        3,013,796             28,374,600
     Additional paid-in capital                             27,626,287       574,320,960       17,944,158            465,765,847
     Net unrealized appreciation on investments              2,526,476                          2,658,882            598,636,056
     Undistributed (overdistributed) net investment income       3,245                               (148)                   558
     Accumulated net realized gain (loss) on investments     2,900,791           (97,885)         758,304             31,756,765
                                                          ---------------- -----------------  -----------------    ----------------

NET ASSETS                                                  36,917,570       637,989,653       24,374,992          1,124,533,826
                                                          ================ =================  =================    ================

NET ASSET VALUE PER OUTSTANDING SHARE                           0.9562            1.0005           0.8088                 3.9632
                                                          ================ =================  =================    ================
     (Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                            100,000,000       700,000,000      200,000,000            500,000,000
     Outstanding                                            38,607,705       637,665,778       30,137,959            283,745,997

(1)  Cost of investments in securities:                     34,334,738       644,796,742       21,598,496            520,715,242

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                            ARIEL
                                                                          SMALL-CAP           MONEY     SMALL-CAP        STOCK
                                                                            VALUE            MARKET       INDEX          INDEX
                                                                          PORTFOLIO         PORTFOLIO   PORTFOLIO      PORTFOLIO
                                                                        ---------------- -------------------------------------------
INVESTMENT INCOME:
     Interest                                                                 42,034       15,508,635     49,931          226,258
     Dividends                                                               237,573                      88,626        7,255,567
     Less:  Foreign withholding tax                                                                          (33)        (144,442)
                                                                        ---------------- -------------------------------------------

        Total income                                                         279,607       15,508,635    138,524        7,337,383
                                                                        ---------------- -------------------------------------------

EXPENSES:
     Salaries                                                                  3,940
     Legal and SEC fees                                                        4,189
     Directors' fees                                                             152
     Audit fees                                                                3,029
     Investment administration                                                24,607
     Bank and custodial fees                                                   7,393
     Other expenses                                                            1,592
     Management fee                                                          185,874        1,438,976     67,260        3,208,037
                                                                        ---------------- -------------------------------------------

        Total expenses                                                       230,776        1,438,976     67,260        3,208,037

Less amount paid by GW Capital Management                                      8,172
                                                                        ---------------- -------------------------------------------

        Net expenses                                                         222,604        1,438,976     67,260        3,208,037
                                                                        ---------------- -------------------------------------------

NET INVESTMENT INCOME                                                         57,003       14,069,659     71,264        4,129,346
                                                                        ---------------- -------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                      2,959,124                   1,138,920       33,283,869
     Net realized gain on futures contracts                                                              175,515          473,548
     Change in net unrealized appreciation (depreciation) on investments  (2,366,048)                   (286,236)      80,897,754
     Change in net unrealized appreciation on futures contracts                                           32,800          175,892
                                                                        ---------------- -------------------------------------------

        Net realized and unrealized gain (loss) on investments               593,076                0  1,060,999      114,831,063
                                                                        ---------------- -------------------------------------------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         650,079       14,069,659  1,132,263      118,960,409

                                                                        ================ ===========================================


See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 1999 AND 1998
---------------------------------------------------------------------------------------------------------------------------

                                                                          ARIEL                         MONEY
                                                                     SMALL-CAP VALUE                   MARKET
                                                                        PORTFOLIO                     PORFOLIO
                                                                --------------------------   ----------------------------
                                                                   1999          1998            1999           1998
                                                                ------------  ------------   -------------  -------------
INCREASE IN NET ASSETS:

OPERATIONS:
    Net investment income                                     $      57,003 $      31,397   $  14,069,659 $   12,797,245 $
    Net realized gain on investments                              2,959,124       237,950
    Net realized gain on futures contracts
    Change in net unrealized appreciation (depreciation) on      (2,366,048)    1,482,960
    investments
    Change in net unrealized appreciation on futures
    contracts
                                                                ------------  ------------   -------------  -------------

     Net increase in net assets resulting from operations           650,079     1,752,307      14,069,659     12,797,245
                                                                ------------  ------------   -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                      (52,135)      (76,359)    (14,069,659)   (12,797,245)
    From net realized gains                                        (430,627)     (295,304)
                                                                ------------  ------------   -------------  -------------

      Total distributions                                          (482,762)     (371,663)    (14,069,659)   (12,797,245)
                                                                ------------  ------------   -------------  -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                             5,833,268    10,619,876     190,447,270    199,627,165
    Reinvestment of distributions                                   482,762       371,663      11,379,145     12,565,928
    Redemptions of shares                                        (8,312,829)   (1,535,874)   (183,253,426)  (157,136,422)
                                                                ------------  ------------   -------------  -------------

      Net increase (decrease) in net assets resulting from       (1,996,799)    9,455,665      18,572,989     55,056,671
     share transactions
                                                                ------------  ------------   -------------  -------------

      Total increase (decrease) in net assets                    (1,829,482)   10,836,309      18,572,989     55,056,671

NET ASSETS:
Beginning of period                                              38,747,052    22,526,242     619,416,664    453,155,210
                                                                ------------  ------------   -------------  -------------

End of period  (1)                                            $  36,917,570 $  33,362,551  $  637,989,653 $  508,211,881 $
                                                                ============  ============   =============  =============

OTHER INFORMATION:

SHARES:
   Sold                                                           6,506,217    11,263,219     190,350,589    199,492,167
   Issued in reinvestment of distributions                          542,537       395,688      11,373,368     12,557,430
   Redeemed                                                      (9,065,046)   (1,650,116)   (183,160,397)  (157,030,158)
                                                                ------------  ------------   -------------  -------------

       Net increase (decrease)                                   (2,016,292)   10,008,791      18,563,560     55,019,439
                                                                ============  ============   =============  =============

(1)  Including undistributed (overdistributed)  net                   3,245         1,117
investment income

See notes to financial statements.






---------------------------------------------------------------------------------------------------------------------------

                                                                         SMALL-CAP                       STOCK
                                                                           INDEX                         INDEX
                                                                         PORTFOLIO                     PORTFOLIO
                                                                 ---------------------------  -----------------------------
                                                                    1999           1998           1999           1998
                                                                 ------------   ------------  -------------  --------------
INCREASE IN NET ASSETS:

OPERATIONS:
    Net investment income                                            71,264   $     125,229 $    4,129,346 $    3,997,235
    Net realized gain on investments                              1,138,920       5,141,528     33,283,869     10,897,348
    Net realized gain on futures contracts                          175,515                        473,548
    Change in net unrealized appreciation (depreciation) on        (286,236)      1,488,018     80,897,754    119,716,178
    investments
    Change in net unrealized appreciation on futures                 32,800                        175,892
    contracts
                                                                 ------------   ------------  -------------  --------------

     Net increase in net assets resulting from operations         1,132,263       6,754,775    118,960,409    134,610,761
                                                                 ------------   ------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                      (71,361)       (712,095)    (4,084,042)    (4,050,974)
    From net realized gains                                        (493,128)       (232,675)    (4,789,932)    (3,020,225)
                                                                 ------------   ------------  -------------  --------------

      Total distributions                                          (564,489)       (944,770)    (8,873,974)    (7,071,199)
                                                                 ------------   ------------  -------------  --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                             3,333,210      16,550,849     25,941,466     40,917,983
    Reinvestment of distributions                                   564,489         944,770      8,873,974      7,071,199
    Redemptions of shares                                        (3,709,109)     (6,920,017)   (50,090,520)   (26,664,815)
                                                                 ------------   ------------  -------------  --------------

      Net increase (decrease) in net assets resulting from          188,590      10,575,602    (15,275,080)    21,324,367
     share transactions
                                                                 ------------   ------------  -------------  --------------

      Total increase (decrease) in net assets                       756,364      16,385,607     94,811,355    148,863,929

NET ASSETS:
Beginning of period                                              23,618,628     121,454,805   1,029,722,471   817,386,568
                                                                 ------------   ------------  -------------  --------------

End of period  (1)                                               24,374,992   $ 137,840,412 $ 1,124,533,826$  966,250,497
                                                                 ============   ============  =============  ==============

OTHER INFORMATION:

SHARES:
   Sold                                                           4,489,374      12,399,327      7,082,031     12,727,495
   Issued in reinvestment of distributions                          794,132         706,988      2,397,328      2,145,283
   Redeemed                                                      (4,963,858)     (5,395,408)   (13,196,780)    (8,386,174)
                                                                 ------------   ------------  -------------  --------------

       Net increase (decrease)                                      319,648       7,710,907     (3,717,421)     6,486,604
                                                                 ============   ============  =============  ==============

(1)  Including undistributed (overdistributed)  net                    (148)         (6,064)           558         24,588
investment income

See notes to financial statements.




MAXIM SERIES FUND, INC.

ARIEL SMALL-CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                         Six Months Ended                         Year Ended December 31,
                                                               ---------------------------------------------------------------
                                           June 30, 1999           1998            1997             1996            1995
                                         -------------------   -------------   --------------   -------------   --------------

Net Asset Value, Beginning of Period     $       0.9538      $      0.9154   $     1.2480     $     1.0669    $     0.9974

Income From Investment Operations

Net investment income                            0.0015             0.0022         0.0067           0.0095          0.0286
Net realized and unrealized gain                 0.0128             0.0721         0.3223           0.1811          0.1234
                                           -----------------   -------------   --------------   -------------   --------------

Total Income From Investment Operations          0.0143             0.0743         0.3290           0.1906          0.1520
                                           -----------------   -------------   --------------   -------------   --------------

Less Distributions

From net investment income                      (0.0014)           (0.0022)       (0.0067)         (0.0095)        (0.0636)
From net realized gains                         (0.0105)           (0.0337)       (0.6549)                         (0.0189)
                                           -----------------   -------------   --------------   -------------   --------------

Total Distributions                             (0.0119)           (0.0359)       (0.6616)         (0.0095)        (0.0825)
                                           -----------------   -------------   --------------   -------------   --------------

Net Asset Value, End of Period           $       0.9562      $      0.9538   $     0.9154     $     1.2480    $     1.0669
                                           =================   =============   ==============   =============   ==============

Total Return                                     1.59%              8.28%         27.86%           17.94%          15.51%

Net Assets, End of Period                $     36,917,570    $  38,747,052   $  22,526,242    $  36,599,651   $  20,769,579

Ratio of Expenses to Average Net Assets
   Before reimbursement                           1.24% *           1.27%          1.33%            1.42%           1.52%
   After reimbursement #                          1.20% *           1.26%          1.28%            1.31%           1.35%

Ratio of Net Investment Income
   to Average Net Assets                          0.31% *           0.27%          0.64%            0.90%           2.51%

Portfolio Turnover Rate                          31.30%            26.29%         82.83%           30.61%          17.78%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $11,274,953 and $11,969,491, respectively.


  *Annualized

# Percentages are shown net of expenses reimbursed by Great-West Life Assurance Company or GW Capital Management, LLC.


                       (Continued)

MAXIM SERIES FUND, INC.

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                         Six Months Ended,                        Year Ended December 31,
                                                              -----------------------------------------------------------------
                                           June 30, 1999           1998             1997             1996            1995
                                         -------------------  ---------------  ----------------  --------------  --------------

Net Asset Value, Beginning of Period     1.0005             $     1.0007     $      1.0007     $       1.0007  $      1.0007

Income From Investment Operations

Net investment income                           0.0183            0.0505            0.0512             0.0493         0.0555
Net realized and unrealized gain (loss)                          (0.0002)
                                         -------------------  ---------------  ----------------  --------------  --------------

Total Income From Investment Operations         0.0183            0.0503            0.0512             0.0493         0.0555
                                         -------------------  ---------------  ----------------  --------------  --------------

Less Distributions

From net investment income                     (0.0183)          (0.0505)          (0.0512)           (0.0493)       (0.0555)
                                         -------------------  ---------------  ----------------  --------------  --------------

Total Distributions                            (0.0183)          (0.0505)          (0.0512)           (0.0493)       (0.0555)
                                         -------------------  ---------------  ----------------  --------------  --------------

Net Asset Value, End of Period              1.0005          $     1.0005     $      1.0007     $       1.0007  $      1.0007
                                         ===================
                                                              ===============  ================  ==============  ==============

Total Return/Yield                              2.28%             5.15%             5.24%              5.04%          5.62%


Net Assets, End of Period                     637,989,653   $   619,416,664  $    453,155,210  $    396,453,188$   277,257,289

Ratio of Expenses to Average Net Assets         0.46% *           0.46%             0.46%              0.46%          0.46%

Ratio of Net Investment Income to
     Average Net Assets                         4.50% *           5.05%             5.14%              4.99%          5.55%






*Annualized






                                         (Continued)

MAXIM SERIES FUND, INC.

SMALL-CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:


                                         Six Months Ended                        Year Ended December 31,
                                                              ---------------------------------------------------------------
                                           June 30, 1999          1998             1997            1996            1995
                                        --------------------  --------------  ---------------  --------------  --------------

Net Asset Value, Beginning of Period           0.7921       $     1.2588    $       1.2370   $       1.1680  $       0.9540

Income From Investment Operations

Net investment income                          0.0024             0.0069            0.0081           0.0124          0.0102
Net realized and unrealized gain (loss)        0.0335            (0.0532)           0.2419           0.1659          0.2393
                                        --------------------  --------------  ---------------  --------------  --------------

Total Income (Loss)
     from Investment Operations                0.0359            (0.0463)           0.2500           0.1783          0.2495
                                        --------------------  --------------  ---------------  --------------  --------------

Less Distributions

From net investment income                    (0.0024)           (0.0069)          (0.0081)         (0.0124)        (0.0197)
From net realized gains                       (0.0168)           (0.4135)          (0.2201)         (0.0969)        (0.0158)
                                        --------------------  --------------  ---------------  --------------  --------------

Total Distributions                           (0.0192)           (0.4204)          (0.2282)         (0.1093)        (0.0355)
                                        --------------------  --------------  ---------------  --------------  --------------

Net Asset Value, End of Period                 0.8088       $     0.7921    $       1.2588   $       1.2370  $       1.1680
                                        ====================  ==============  ===============  ==============  ==============

Total Return                                   4.88%             (1.58)%           21.00%           15.30%          26.24%

Net Assets, End of Period                   24,374,992      $  23,618,628   $  121,454,805   $  80,783,692   $   51,610,284

Ratio of Expenses to Average Net Assets        0.60% *            0.60%             0.60%            0.60%           0.60%

Ratio of Net Investment Income
     to Average Net Assets                     0.64% *            0.25%             0.66%            1.04%           1.00%

Portfolio Turnover Rate                       22.07%             59.18%           102.45%           39.66%          30.17%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $4,687,623 and $6,176,079, respectively.





*Annualized
                                    (Continued)

MAXIM SERIES FUND, INC.

STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                         Six Months Ended                        Year Ended December 31,
                                                             -----------------------------------------------------------------
                                          June 30, 1999           1998            1997             1996             1995
                                         -----------------   ---------------  --------------   --------------  ---------------

Net Asset Value, Beginning of Period           3.5821      $       2.9474   $      2.3650    $      1.9796   $      1.4978

Income From Investment Operations

Net investment income                          0.0146              0.0283          0.0364           0.0336          0.0334
Net realized and unrealized gain               0.3975              0.7538          0.7196           0.3960          0.4963
                                         -----------------   ---------------  --------------   --------------  ---------------

Total Income From Investment Operations        0.4121              0.7821          0.7560           0.4296          0.5297
                                         -----------------   ---------------  --------------   --------------  ---------------

Less Distributions

From net investment income                    (0.0144)            (0.0284)        (0.0364)         (0.0336)        (0.0332)
From net realized gains                       (0.0166)            (0.1190)        (0.1372)         (0.0106)        (0.0147)
                                         -----------------   ---------------  --------------   --------------  ---------------

Total Distributions                           (0.0310)            (0.1474)        (0.1736)         (0.0442)        (0.0479)
                                         -----------------   ---------------  --------------   --------------  ---------------

Net Asset Value, End of Period                 3.9632      $       3.5821   $      2.9474    $      2.3650   $      1.9796
                                         =================   ===============  ==============   ==============  ===============

Total Return                                  11.57%              26.79%          32.20%           21.81%         35.60%

Net Assets, End of Period                   1,124,533,826  $    1,029,722,47$   817,386,568  $   936,806,358 $   707,459,637

Ratio of Expenses to Average Net Assets        0.60% *             0.60%           0.60%            0.60%           0.60%

Ratio of Net Investment Income
      to Average Net Assets                    0.77% *             0.87%           1.15%            1.58%           1.91%

Portfolio Turnover Rate                        5.26%              12.91%          17.30%            3.31%           5.25%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $56,079,696 and $84,005,200, respectively.


  *Annualized




                                                   (Concluded)



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998
----------------------------------------------------------------------------


1.     HISTORY OF THE FUND

       Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Ariel Small-Cap Value, Money Market, Small-Cap Index and Stock Index Portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold to Maxim Series Account, FutureFunds Series Account, FutureFunds Series Account II, Pinnacle Series Account, Qualified Series Account, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company) to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company and to the TNE Series (k) Account of Metropolitan Life Insurance Company ("Met") to fund benefits under variable annuity contracts issued by Met. Shares of the Fund are also sold to the Profile Portfolios of the Fund which are sold only to FutureFunds Series and Maxim Series Accounts of the Company to fund benefits under variable annuity contracts.

       Effective May 1, 1999 the Small-Cap Value Portfolio changed its name to Ariel Small-Cap Value Portfolio.


2.     SIGNIFICANT ACCOUNTING POLICIES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

       The following is a summary of the significant  accounting policies of the
       Fund,  which  are  in  accordance  with  generally  accepted   accounting
       principles in the investment company industry:

       Dividends

       Dividends from investment income of the Money Market Portfolio are declared daily and reinvested monthly. Dividends from investment income of the other Portfolios are declared and reinvested semi-annually. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

       Security Transactions

       Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

       Security Valuation

       Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund. Short-term and money market securities are valued at amortized cost which approximates market value.

       Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.


       Financial Futures Contracts

       The Small-Cap Index and Stock Index Portfolios may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, knows as "variation margin", are made or received by the portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Should market conditions move unexpectedly, the portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

       Federal Income Taxes

       For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 1999, the Money Market Portfolio had available for federal income tax purposes an unused capital loss carryover of $97,885 which expires in 2006.

       Classification of Distributions to Shareholders

       Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.


3.     INVESTMENT ADVISORY AGREEMENT

       The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .46% of the average daily net assets Money Market Portfolio, .60% of the average daily net assets of the Small-Cap Index and Stock Index Portfolios, and 1.00% of the average net assets of the Ariel Small-Cap Value Portfolio. However, the investment advisor pays any expenses of the Ariel Small-Cap Value Portfolio which exceed an annual rate of 1.35% of the average daily net assets, including management fees.


4.     UNREALIZED APPRECIATION (DEPRECIATION)

       Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1999:

                                  ARIEL
                                SMALL-CAP        SMALL-CAP          STOCK
                                  VALUE            INDEX            INDEX
                                PORTFOLIO        PORTFOLIO        PORTFOLIO
                              ----------------  ---------------  ---------------


   Gross appreciation            4,526,981         4,042,453       612,328,100

Gross depreciation              (2,000,505)       (1,416,371)      (14,164,599)
                              ----------------  ---------------  --------------

Net unrealized appreciation     2,526,476         2,626,082        (2,000,505)
                             ================  ===============  ===============





5.     FUTURES CONTRACTS

       As of June 30, 1999, the unrealized appreciation on open futures contracts, expiring in September 1999 was:

                                                                   NET
                                      FUTURES     NUMBER OF       UNREALIZED
                  PORTFOLIO          CONTRACT     CONTRACTS      APPRECIATION

         Small-Cap Index Portfolio  Russell 2000        5         $    32,800

         Stock Index Portfolio      S&P 500           39             472,555






                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   The Six Months Ended June 30, 1999 and 1998

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999

--------------------------------------------------------------------------------------------------------------------------------

                                                                              INVESTMENT                              U.S.
                                                                                GRADE          LOOMIS SAYLES       GOVERNMENT
                                                              FOREIGN         CORPORATE          SMALL-CAP          MORTGAGE
                                                               EQUITY            BOND              VALUE           SECURITIES
                                                             PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                            -------------    --------------    ---------------    --------------
ASSETS:
    Investments in securities, market value:  (1)             80,702,626     126,430,139         111,600,711        186,677,358
    Cash                                                       1,057,667                              27,604             12,875
    Dividends and interest receivable                            305,063       1,719,633             129,773          1,315,012
    Receivables for investments sold                          18,129,779      16,000,824           7,055,670          6,653,321
                                                            -------------    --------------    ---------------    --------------

      Total assets                                           100,195,135     144,150,596         118,813,758        194,658,566
                                                            -------------    --------------    ---------------    --------------

LIABILITIES:
    Due to GW Capital Management                                  96,077          69,352             110,072            100,582
    Redemptions payable                                          132,397         324,189             206,875            291,893
    Payables for investments purchased                        17,043,358      14,296,095           6,891,569          6,490,987
                                                            -------------    --------------    ---------------    --------------

      Total liabilities                                       17,271,832      14,689,636           7,208,516          6,883,462
                                                            -------------    --------------    ---------------    --------------

NET ASSETS                                                    82,923,303     129,460,960         111,605,242        187,775,104
                                                            =============    ==============    ===============    ==============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                              8,356,141      10,278,241           7,813,959         16,372,610
    Additional paid-in capital                                70,717,646     121,773,774          94,096,937        174,650,421
    Net unrealized appreciation (depreciation) on
    investments and translation
     of assets and liabilities denominated in foreign          1,244,987         200,019           9,035,872         (1,312,296)
     currencies
    Undistributed (overdistributed) net investment income       (205,924)         61,660             299,315            165,960
    Accumulated net realized gain (loss) on investments        2,810,453      (2,852,734)            359,159         (2,101,591)
                                                            -------------    --------------    ---------------    --------------

NET ASSETS                                                    82,923,303     129,460,960         111,605,242        187,775,104
                                                            =============    ==============    ===============    ==============

NET ASSET VALUE PER OUTSTANDING SHARE                             0.9924          1.2596              1.4283             1.1469
                                                            =============    ==============    ===============    ==============
    (Offering and Redemption price)

SHARES OF CAPITAL STOCK:
    Authorized                                               200,000,000     200,000,000         200,000,000        200,000,000
    Outstanding                                               83,561,409     102,782,413          78,139,590        163,726,099

  (1)  Cost of investments:                                   79,449,657     126,230,120         102,564,839        187,989,654

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                                         INVESTMENT                         U.S.
                                                                                            GRADE       LOOMIS SAYLES    GOVERNMENT
                                                                          FOREIGN         CORPORATE       SMALL-CAP       MORTGAGE
                                                                           EQUITY           BOND            VALUE        SECURITIES
                                                                         PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                       --------------- ---------------- ---------------  -----------
INVESTMENT INCOME:
    Interest                                                                 399,039      3,781,797          137,554      6,050,926
    Dividends                                                                563,885                         791,232
    Less: Foreign withholding tax                                            (85,462)
                                                                       --------------- ---------------- ---------------  -----------

      Total Income                                                           877,462      3,781,797          928,786       6,050,926
                                                                       --------------- ---------------- ---------------  -----------

EXPENSES:
    Salaries                                                                   3,940                           3,940
    Legal and SEC fees                                                         3,555                           1,198
    Director's fees                                                              325                             444
    Audit fees                                                                 5,301                           3,029
    Investment administration                                                 56,596                          34,450
    Bank and custodial fees                                                   43,666                          19,402
    Other expenses                                                             8,165                           4,976
    Management fee                                                           396,565        382,835          542,871         562,940
                                                                       --------------- ---------------- ---------------  -----------

      Total expenses                                                         518,113        382,835          610,310         562,940

Less amount paid by GW Capital Management                                     17,283                           2,504
                                                                       --------------- ---------------- ---------------  -----------

      Net expenses                                                           500,830        382,835          607,806         562,940
                                                                       --------------- ---------------- ---------------  -----------

NET INVESTMENT INCOME                                                        376,632      3,398,962          320,980       5,487,986
                                                                       --------------- ---------------- ---------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                4,069,850     (1,873,636)         403,311         184,890
    Change in net unrealized appreciation (depreciation) on investments   (2,436,147)    (2,330,774)         349,749     (6,637,923)
                                                                       --------------- ---------------- ---------------  -----------

    Net realized and unrealized gain (loss) on investments                 1,633,703     (4,204,410)         753,060     (6,453,033)
                                                                       --------------- ---------------- ---------------  -----------

NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS           2,010,335       (805,448)       1,074,040       (965,047)
                                                                       =============== ================ ===============  ===========

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                            ------------------------

                                                                INVESTMENT GRADE          LOOMIS SAYLES          U.S. GOVERNMENT
                                          FOREIGN EQUITY         CORPORATE BOND          SMALL-CAP VALUE       MORTGAGE SECURITIES
                                            PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                       ---------------------  ----------------------  -----------------------  ---------------------
                                                 -----------              ----------
                                         1999        1998       1999        1998        1999         1998        1999        1998
                                       ----------  ---------  ----------  ----------  ----------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                   376,632 $   260,381$ 3,398,962 $ 3,270,788 $   320,980 $    716,843 $ 5,487,986 $ 4,879,758
Net realized gain (loss) on investments 4,069,850   2,972,601  (1,873,636)   476,522     403,311   12,235,319     184,890    560,381
Change in net unrealized appreciation (2,436,147) 1,892,212  (2,330,774)  (228,867)    349,749   (7,887,916)  (6,637,923) (221,843)
(depreciation) on investments
                                       ----------  ---------  ----------  ----------  ----------  -----------  ----------  ---------

    Net increase (decrease) in net     2,010,335   5,125,194   (805,448)  3,518,443   1,074,040    5,064,246    (965,047)  5,218,296
   assets resulting from operations
                                       ----------  ---------  ----------  ----------  ----------  -----------  ----------  ---------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income          (352,053)   (242,799) (3,338,427) (3,317,287)  (35,721)  (1,050,891)  (5,358,771) (4,656,718)
   From net realized gains                                                           (3,241,054)   (983,021)
                                       ----------  ---------  ----------  ----------  ----------  -----------  ----------  ---------

    Total distributions               (352,053)   (242,799) (3,338,427) (3,317,287) (3,276,775) (2,033,912)  (5,358,771) (4,656,718)
                                       ----------  ---------  ----------  ----------  ----------  -----------  ----------  ---------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares  7,861,140   10,828,590 10,585,057  9,933,447   3,747,332   17,149,858   15,391,566  14,682,459
   Reinvestment of distributions        352,053     242,799  3,338,427   3,317,287   3,276,775    2,033,912   5,358,771   4,656,718
   Redemptions of shares            (5,457,264) (7,501,237)(10,755,547)(9,737,630) (21,023,491)(61,549,474) (18,953,692)(15,204,697)
                                     ----------  ---------  ----------  ----------  ----------  -----------  ----------  ---------

Net increase (decrease) in net assets  2,755,929   3,570,152  3,167,937   3,513,104   (13,999,384)(42,365,704) 1,796,645   4,134,480
resulting from shares transactions
                                       ----------  ---------  ----------  ----------  ----------  -----------  ----------  ---------

    Total increase (decrease) in net   4,414,211   8,452,547   (975,938)  3,714,260   (16,202,119)(39,335,370) (4,527,173) 4,696,058
assets
NET ASSETS:
   Beginning of period               78,509,092  64,674,772 130,436,898 114,875,960 127,807,361 183,322,635  192,302,277 162,184,386
                                     ----------  ---------  ----------  ----------  ----------  -----------  ----------  ---------

   End of period  (1)                82,923,303$ 73,127,31$ 129,460,96$ 118,590,22$ 111,605,24$ 143,987,265$ 187,775,10$ 166,880,444
                                      ==========  =========  ==========  ==========  ==========  ===========  ==========  =========

OTHER INFORMATION:

SHARES:
   Sold                              8,273,194   10,431,918 8,211,209   7,649,199   2,844,108   10,795,410   13,037,640  12,383,619
   Issued in reinvestment of             376,235   244,654  2,633,666   2,584,555   2,638,409    1,276,497   4,628,693   3,966,185
   distributions
   Redeemed                         (5,628,430)(7,572,958)(8,324,884) (7,499,074) (15,597,024)(39,184,001) (16,049,074)(12,823,178)
                                     ----------  ---------  ----------  ----------  ----------  -----------  ----------  ---------

    Net increase (decrease)          3,020,999   3,103,614  2,519,991   2,734,680   (10,114,507)(27,112,094) 1,617,259   3,526,626
                                     ==========  =========  ==========  ==========  ==========  ===========  ==========  =========

(1)Including undistributed            (205,924)     17,582     61,660      97,278     299,315      695,178     165,960    303,986
(overdistributed)net investment
income
See notes to financial statements.

MAXIM SERIES FUND, INC.

FOREIGN EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                          Six Months                   Year Ended December 31,
                                             Ended
                                                          ---------------------------------------------------
                                         June 30, 1999      1998         1997          1996         1995
                                        ----------------  ----------  ------------  -----------  ------------

Net Asset Value, Beginning of Period    $      0.9748   $      0.927$     1.0580  $      0.9871$      0.9515

Income From Investment Operations

Net investment income (loss)                   0.0048          0.0057    (0.0017)        0.0041       0.0073
Net realized and unrealized gain (loss)        0.0172          0.0649    (0.0593)        0.0709       0.0398
                                          --------------  ----------                -----------  ------------
                                                                      ------------

Total Income (Loss) From
    Investment Operations                      0.0220          0.0706    (0.0610)        0.0750       0.0471
                                          --------------  ----------  ------------  -----------  ------------

Less Distributions

From net investment income                    (0.0044)        (0.0086)
From net realized gains                                       (0.0149)   (0.0693)       (0.0041)     (0.0115)
                                          --------------  ----------  ------------  -----------  ------------

Total Distributions                           (0.0044)        (0.0235)   (0.0693)       (0.0041)     (0.0115)
                                          --------------  ----------  ------------  -----------  ------------

Net Asset Value, End of Period          $      0.9924   $      0.974$     0.9277  $      1.0580$      0.9871
                                          ==============  ==========  ============  ===========  ============

Total Return                                   2.28%           7.67%     (5.69)%         7.61%        5.02%

Net Assets, End of Period               $  82,923,303   $ 78,509,092$ 64,674,772  $ 80,106,459 $ 64,403,868

Ratio of Expenses to Average Net
Assets:
    Before reimbursement                       1.31% *         1.31%       1.35%         1.45%        1.51%
    After reimbursement #                      1.26% *         1.30%       1.33%         1.45%        1.50%

Ratio of Net Investment Income to
    Average Net Assets                         0.95% *         0.63%      (0.23)%        0.41%        0.69%

Portfolio Turnover Rate                       78.63%         129.82%     200.82%        75.65%      119.98%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $50,785,457 and $153,638,163, respectively.

* Annualized

# Percentage is shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.



                               (Continued)

MAXIM SERIES FUND, INC.

INVESTMENT GRADE CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                         Six Months                    Year Ended December 31,
                                            Ended
                                                         ----------------------------------------------------
                                        June 30, 1999       1998         1997          1996         1995
                                       ----------------  -----------  ------------  -----------  ------------

Net Asset Value, Beginning of Period   $      1.3010   $      1.2856$     1.2774  $      1.3161$      1.2019

Income From Investment Operations

Net investment income                         0.0335          0.0737      0.0769         0.0777       0.0794
Net realized and unrealized gain             (0.0420)         0.0154      0.0081        (0.0387)      0.1164
(loss)
                                         --------------  -----------  ------------  -----------  ------------

Total Income (Loss) From
    Investment Operations                    (0.0085)         0.0891      0.0850         0.0390       0.1958
                                         --------------  -----------  ------------  -----------  ------------

Less Distributions

From net investment income                   (0.0329)        (0.0737)    (0.0768)       (0.0777)     (0.0816)
From net realized gains
                                         --------------  -----------  ------------  -----------  ------------

Total Distributions                          (0.0329)        (0.0737)    (0.0768)       (0.0777)     (0.0816)
                                         --------------  -----------  ------------  -----------  ------------

Net Asset Value, End of Period         $      1.2596   $      1.3010$     1.2856  $      1.2774$      1.3161
                                         ==============  ===========  ============  ===========  ============

Total Return                                 (0.65)%          7.08%       6.85%          3.14%       16.71%

Net Assets, End of Period              $  129,460,960  $ 130,436,898$ 114,875,960 $ 100,722,152$ 95,210,404

Ratio of Expenses to Average Net              0.60% *         0.60%        0.60%         0.60%        0.60%
Assets

Ratio of Net Investment Income to
    Average Net Assets                        5.33% *         5.69%        6.02%         6.08%        6.30%

Portfolio Turnover Rate                      91.69%          59.84%      140.35%       118.50%      159.21%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $113,039,926 and $134,768,307, respectively.

* Annualized




                                         (Continued)

MAXIM SERIES FUND, INC.

LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                      Six Months Ended                 Year Ended December 31,
                                                        -------------------------------------------------------
                                       June 30, 1999       1998          1997           1996          1995
                                      ----------------- ------------  ------------  -------------  ------------

Net Asset Value, Beginning of Period  $      1.4482    $   1.5316   $      1.4028 $     1.1605   $     0.9755

Income From Investment Operations

Net investment income                        0.0040        0.0139          0.0103       0.0091         0.0075
Net realized and unrealized gain             0.0161       (0.0492)         0.3273       0.3376         0.2840
(loss)
                                        --------------- ------------  ------------  -------------  ------------

Total Income (Loss) From
    Investment Operations                    0.0201       (0.0353)         0.3376       0.3467         0.2915
                                        --------------- ------------  ------------  -------------  ------------

Less Distributions

From net investment income                  (0.0004)      (0.0138)        (0.0100)     (0.0091)       (0.0945)
From net realized gains                     (0.0396)      (0.0343)        (0.1988)     (0.0953)       (0.0120)
                                        --------------- ------------  ------------  -------------  ------------

Total Distributions                         (0.0400)      (0.0481)        (0.2088)     (0.1044)       (0.1065)
                                        --------------- ------------  ------------  -------------  ------------

Net Asset Value, End of Period        $      1.4283    $   1.4482   $      1.5316 $     1.4028   $     1.1605
                                        =============== ============  ============  =============  ============

Total Return                                 1.81%        (2.28)%         24.50%       30.09%         29.96%

Net Assets, End of Period             $  111,605,242   $127,807,361 $ 183,322,635 $  79,944,926  $  28,594,611

Ratio of Expenses to Average Net
Assets:
    Before reimbursement                     1.13% *       1.11%           1.11%        1.27%          1.46%
    After reimbursement #                    1.12% *       1.11%           1.11%        1.26%          1.30%

Ratio of Net Investment Income
    to Average Net Assets                    0.59% *       0.81%           0.89%        0.98%          0.65%

Portfolio Turnover Rate                     50.72%       149.12%          93.28%       62.63%         99.48%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $53,578,343 and $72,321,726, respectively.

*Annualized

# Percentage is shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

                                                         (Continued)

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:


                                      Six Months Ended                  Year Ended December 31,
                                                                        Year Ended December 31,
                                                        --------------------------------------------------------
                                       June 30, 1999        1998          1997          1996           1995
                                      ----------------- -------------  ------------  ------------  -------------

Net Asset Value, Beginning of Period  $      1.1863          1.1743  $    1.1519   $    1.1786   $    1.0917

Income From Investment Operations

Net investment income                        0.0338          0.0700       0.0745        0.0751        0.0781
Net realized and unrealized gain            (0.0402)         0.0118       0.0224       (0.0267)       0.0869
(loss)
                                        --------------- -------------  ------------  ------------  -------------

Total Income (Loss) From
    Investment Operations                   (0.0064)         0.0818       0.0969        0.0484        0.1650
                                        --------------- -------------  ------------  ------------  -------------

Less Distributions

From net investment income                  (0.0330)        (0.0698)     (0.0745)      (0.0751)      (0.0781)
                                        --------------- -------------  ------------  ------------  -------------

Total Distributions                         (0.0330)        (0.0698)     (0.0745)      (0.0751)      (0.0781)
                                        --------------- -------------  ------------  ------------  -------------

Net Asset Value, End of Period        $      1.1469          1.1863  $    1.1743   $    1.1519   $    1.1786
                                        =============== =============  ============  ============  =============

Total Return                                (0.54)%          7.12%        8.64%         4.29%        15.55%

Net Assets, End of Period             $  187,775,104    192,302,277  $ 162,184,386 $ 138,465,908 $ 129,549,680

Ratio of Expenses to Average Net             0.60% *         0.60%        0.60%         0.60%         0.60%
Assets

Ratio of Net Investment Income to
    Average Net Assets                       5.85% *         5.98%        6.44%         6.51%         6.84%

Portfolio Turnover Rate                     20.44%         108.19%       34.01%        94.63%       188.04%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $39,787,592 and $37,828,069, respectively.

* Annualized




                                                        (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998
--------------------------------------------------------------------------------


1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Foreign Equity, Investment Grade Corporate Bond, Loomis Sayles Small-Cap Value, and U.S. Government Mortgage Securities Portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account, FutureFunds Series Account II, Qualified Series Account, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts issued by the Company and to the TNE Series (k) Account of Metropolitan Life Insurance Company ("Met") to fund benefits under variable annuity contracts issued by Met.

        Effective May 1, 1999, the Small-Cap Aggressive Growth Portfolio changed its name to Loomis Sayles Small-Cap Value Portfolio.


2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

        Dividends

        Dividends from investment income of the Investment Grade Corporate Bond and the U.S. Government Mortgage Securities Portfolios are declared and reinvested quarterly. Dividends from investment income of the Loomis Sayles Small-Cap Value Portfolio are declared and reinvested semi-annually. Dividends from investment income of the Foreign Equity Portfolio are reinvested annually. Dividends from capital gains of all Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Foreign Equity and Loomis Sayles Small-Cap Value Portfolios and specific lot selection for the Investment Grade Corporate Bond and U.S. Government Mortgage Securities Portfolios.

        Security Valuation

        Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund. Short-term and money market securities are valued at amortized cost which approximates market value.

        Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

        Foreign Currency Translations

The accounting records of the Foreign Equity Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Foreign Equity Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Foreign Equity Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

        Federal Income Taxes

        For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary income and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 1999, the Investment Grade Corporate Bond, and U.S. Government Mortgage Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $832,544 and $2,279,825, respectively, which expire between 2002 and 2004.

        Classification of Distributions to Shareholders

        Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.


3.      INVESTMENT ADVISORY AGREEMENT

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Investment Grade Corporate Bond and U.S.
        Government Mortgage Securities Portfolios, and 1.00% of the average daily net assets of the Foreign Equity and Loomis Sayles Small-Cap Value Portfolios. However, the investment advisor shall pay any expenses of the Fund which exceed an annual rate, including management fees of 1.50% and 1.30% of the average daily net assets of the Foreign Equity and Loomis Sayles Small-Cap Value Portfolios, respectively.


4.      UNREALIZED APPRECIATION (DEPRECIATION)

        Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1999:
                                                          Net
                                                      Unrealized
                                                          Gross          Gross        Appreciation
                                                       Appreciation    Depreciation   (Depreciation)

       Foreign Equity Portfolio                     $   1,299,798   $    (54,811)  $   1,244,987

       Investment Grade Corporate Bond Portfolio          599,851       (399,832)        200,019

       Loomis Sayles Small-Cap Value Portfolio         14,111,901      (5,076,029)     9,035,872

       U.S. Government Mortgage Securities              1,731,289      (3,043,585)    (1,312,296)
       Portfolio







                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Six Months Ended June 30, 1999 and 1998

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1999
--------------------------------------------------------------------------------------------------------------------------

                                                                           ARIEL
                                                                          MIDCAP         INTERNATIONAL        INVESCO
                                                                           VALUE            EQUITY              ADR
                                                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                       --------------  ------------------  ---------------
ASSETS:
     Investments in securities, market value:  (1)                   $   290,617,281 $    127,641,616    $    31,445,807
     Cash                                                                     30,844                              82,370
     Dividends and interest receivable                                       215,595          706,959             20,815
     Subscriptions receivable                                                                 429,353
     Receivables for investments sold                                     71,506,999       33,403,496          1,208,273
                                                                       --------------  ------------------  ---------------

       Total assets                                                      362,370,719      162,181,424         32,757,265
                                                                       --------------  ------------------  ---------------

LIABILITIES:
     Due to GW Capital Management                                            270,593          138,982             35,430
     Redemptions payable                                                     215,613                              32,095
     Payables for investments purchased                                   71,502,808       32,302,186          1,260,803
                                                                       --------------  ------------------  ---------------

       Total liabilities                                                  71,989,014       32,441,168          1,328,328
                                                                       --------------  ------------------  ---------------

NET ASSETS                                                           $   290,381,705 $    129,740,256    $    31,428,937
                                                                       ==============  ==================  ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                   $    14,125,519 $      9,696,190    $     1,871,255
     Additional paid-in capital                                          143,513,101      106,514,143         24,931,019
     Net unrealized appreciation on investments and translation of
       assets and liabilities denominated in foreign currencies            7,301,904       15,615,139          4,140,754
     Undistributed (overdistributed) net investment income                (1,676,172)       1,077,136            285,244
     Accumulated net realized gain (loss) on investments                 127,117,353       (3,162,352)           200,665
                                                                       --------------  ------------------  ---------------

NET ASSETS                                                           $   290,381,705 $    129,740,256    $    31,428,937
                                                                       ==============  ==================  ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                $        2.0557 $       1.3381      $       1.6796
                                                                       ==============  ==================  ===============
     (Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                          300,000,000      200,000,000        100,000,000
     Outstanding                                                         141,255,190       96,961,901         18,712,551

(1)  Cost of investment in securities:                                   283,315,377      112,026,477         27,305,053

See notes to financial statements.




-------------------------------------------------------------------------------------------------------------------------

                                                                                          INVESCO
                                                                         INVESCO         SMALL-CAP       T. ROWE PRICE
                                                                         BALANCED         GROWTH         EQUITY/INCOME
                                                                        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                      ---------------  --------------  ------------------
ASSETS:
     Investments in securities, market value:  (1)                     221,976,488   $  103,105,525  $    213,539,186
     Cash                                                               10,108,295          447,414            55,429
     Dividends and interest receivable                                     973,005            4,296           423,548
     Subscriptions receivable
     Receivables for investments sold                                    1,282,702        5,157,495         8,575,378
                                                                      ---------------  --------------  ------------------

       Total assets                                                    234,340,490      108,714,730       222,593,541
                                                                      ---------------  --------------  ------------------

LIABILITIES:
     Due to GW Capital Management                                          194,300           88,641           163,500
     Redemptions payable                                                   182,309           52,069           255,578
     Payables for investments purchased                                 12,065,342        8,555,610         8,415,847
                                                                      ---------------  --------------  ------------------

       Total liabilities                                                12,441,951        8,696,320         8,834,925
                                                                      ---------------  --------------  ------------------

NET ASSETS                                                             221,898,539   $  100,018,410  $    213,758,616
                                                                      ===============  ==============  ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                      14,227,042   $    4,808,653  $     10,908,733
     Additional paid-in capital                                        167,641,390       69,376,551       155,758,760
     Net unrealized appreciation on investments and translation of
       assets and liabilities denominated in foreign currencies         18,342,912       15,932,052        36,362,659
     Undistributed (overdistributed) net investment income                  28,714         (337,487)            6,603
     Accumulated net realized gain (loss) on investments                21,658,481       10,238,641        10,721,861
                                                                      ---------------  --------------  ------------------

NET ASSETS                                                             221,898,539   $  100,018,410  $    213,758,616
                                                                      ===============  ==============  ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                       1.5597   $       2.0800  $         1.9595
                                                                      ===============  ==============  ==================
     (Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                        200,000,000      100,000,000       200,000,000
     Outstanding                                                       142,270,419       48,086,535       109,087,326

(1)  Cost of investment in securities:                                 203,633,576       87,173,473       177,176,527

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1999
---------------------------------------------------------------------------------------------------------------------------

                                                                        ARIEL
                                                                        MIDCAP           INTERNATIONAL         INVESCO
                                                                        VALUE               EQUITY               ADR
                                                                      PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                                    ---------------    ------------------   --------------
INVESTMENT INCOME:
     Interest                                                    $       996,359    $       133,122      $        18,590
     Dividends                                                         1,048,489          1,771,569              546,553
     Less:  Foreign withholding tax                                                         (86,567)             (86,745)
                                                                    ---------------    ------------------   --------------

       Total income                                                    2,044,848          1,818,124              478,398
                                                                    ---------------    ------------------   --------------

EXPENSES:
     Salaries                                                              3,940              3,940                3,940
     Legal and SEC fees                                                   12,233              1,348                2,874
     Directors' fees                                                       1,208                500                  118
     Audit fees                                                            4,291              5,301                2,524
     Investment administration                                            39,371             56,596               27,068
     Bank and custodial fees                                              26,139             46,564                4,345
     Other expenses                                                       11,948             11,741                1,343
     Management fee                                                    1,402,266            609,513              143,392
                                                                    ---------------    ------------------   --------------

       Total expenses                                                  1,501,396            735,503              185,604

Less amount paid by GW Capital Management                                  1,190              1,288                1,968
                                                                    ---------------    ------------------   --------------

       Net expenses                                                    1,500,206            734,215              183,636
                                                                    ---------------    ------------------   --------------

NET INVESTMENT INCOME (LOSS)                                             544,642          1,083,909              294,762
                                                                    ---------------    ------------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                         113,215,717          5,699,682              303,705
     Change in net unrealized appreciation (depreciation) on         (80,328,085)         7,892,396              343,861
     investments
                                                                    ---------------    ------------------   --------------

       Net realized and unrealized gain (loss) on investments         32,887,632         13,592,078              647,566
                                                                    ---------------    ------------------   --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    33,432,274    $    14,675,987      $       942,328
                                                                    ===============    ==================   ==============


See notes to financial statements.




---------------------------------------------------------------------------------------------------------------------------

                                                                                      INVESCO
                                                                      INVESCO        SMALL-CAP      T. ROWE PRICE
                                                                      BALANCED         GROWTH       EQUITY/INCOME
                                                                     PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                    -------------   -------------  -----------------
INVESTMENT INCOME:
     Interest                                                    $    2,161,898  $       279,340 $        270,393
     Dividends                                                          806,087           36,311        2,603,596
     Less:  Foreign withholding tax                                      (6,292)            (341)         (17,248)
                                                                    -------------   -------------  -----------------

       Total income                                                   2,961,693          315,310        2,856,741
                                                                    -------------   -------------  -----------------

EXPENSES:
     Salaries                                                                              3,940            3,940
     Legal and SEC fees                                                                    3,080           12,754
     Directors' fees                                                                         335              838
     Audit fees                                                                            3,029            3,029
     Investment administration                                                            29,529           34,450
     Bank and custodial fees                                                              11,800           11,870
     Other expenses                                                                        3,687            9,701
     Management fee                                                   1,004,445          387,552          817,992
                                                                    -------------   -------------  -----------------

       Total expenses                                                 1,004,445          442,952          894,574

Less amount paid by GW Capital Management                                                  6,041           15,579
                                                                    -------------   -------------  -----------------

       Net expenses                                                   1,004,445          436,911          878,995
                                                                    -------------   -------------  -----------------

NET INVESTMENT INCOME (LOSS)                                          1,957,248         (121,601)       1,977,746
                                                                    -------------   -------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                         21,658,853       10,351,136       10,723,975
     Change in net unrealized appreciation (depreciation) on         (5,882,351)       1,964,415       10,841,407
     investments
                                                                    -------------   -------------  -----------------

       Net realized and unrealized gain (loss) on investments        15,776,502       12,315,551       21,565,382
                                                                    -------------   -------------  -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   17,733,750  $    12,193,950 $     23,543,128
                                                                    =============   =============  =================


See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998

--------------------------------------------------------------------------------------------------------------

                                                                                         ARIEL
                                                                                      MIDCAP VALUE
                                                                                       PORTFOLIO
                                                                             -------------------------------
                                                                                 1999              1998
                                                                             --------------    -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)                                         $       544,642   $      (861,379)$
     Net realized gain (loss) on investments                                  113,215,717        25,636,760
     Change in net unrealized appreciation (depreciation) on investments      (80,328,085)       14,702,337
                                                                             --------------    -------------

       Net increase in net assets resulting from operations                    33,432,274        39,477,718
                                                                             --------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                  (490,476)
     From net realized gains                                                                     (4,300,050)
                                                                             --------------    -------------

       Total distributions                                                       (490,476)       (4,300,050)
                                                                             --------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                          6,562,450        16,901,257
     Reinvestment of distributions                                                490,476         4,300,050
     Redemptions of shares                                                    (67,160,963)      (17,398,502)
                                                                             --------------    -------------

       Net increase (decrease) in net assets resulting from share             (60,108,037)        3,802,805
       transactions
                                                                             --------------    -------------

       Total increase (decrease) in net assets                                (27,166,239)       38,980,473

NET ASSETS:
Beginning of period                                                           317,547,944       233,939,911
                                                                             --------------
                                                                                               -------------

End of period  (1)                                                        $   290,381,705   $   272,920,384 $
                                                                             ==============    =============

OTHER INFORMATION:

SHARES:
     Sold                                                                       3,485,350        10,292,373
     Issued in reinvestment of distributions                                      239,694         2,666,598
     Redeemed                                                                 (34,887,077)      (10,616,162)
                                                                             --------------    -------------

       Net increase (decrease)                                                (31,162,033)        2,342,809
                                                                             ==============    =============

(1)  Including undistributed (overdistributed) net investment income           (1,676,172)         (976,528)

See notes to financial statements.


---------------------------------------------------------------------------------------------------------------------------------


                                                                            INTERNATIONAL EQUITY                 INVESCO ADR
                                                                                 PORTFOLIO                        PORTFOLIO
                                                                       ---------------------------  ---------------------------
                                                                           1999         1998            1999         1998
                                                                       ---------------------------  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)                                        1,083,909    1,930,294   $      294,762      131,569
     Net realized gain (loss) on investments                             5,699,682   (3,209,734)         303,705          593
     Change in net unrealized appreciation (depreciation) on investment  7,892,396   10,697,966          343,861    2,563,089
                                                                       ---------------------------  ---------------------------

       Net increase in net assets resulting from operations             14,675,987    9,418,526          942,328    2,695,251
                                                                       ---------------------------  ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                          (3,831)
     From net realized gains
                                                                       ---------------------------  ---------------------------

       Total distributions                                                       0       (3,831)               0            0
                                                                       ---------------------------  ---------------------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   8,952,728   11,406,775        4,914,423    8,911,492
     Reinvestment of distributions                                                        3,831
     Redemptions of shares                                             (14,270,101) (12,626,098)      (2,724,093)    (747,289)
                                                                       ---------------------------  ---------------------------

       Net increase (decrease) in net assets resulting from share       (5,317,373)  (1,215,492)       2,190,330    8,164,203
       transactions
                                                                       ---------------------------  ---------------------------

       Total increase (decrease) in net assets                           9,358,614    8,199,203        3,132,658   10,859,454

NET ASSETS:
Beginning of period                                                    120,381,642  132,774,511       28,296,279   16,581,357

                                                                       ---------------------------  ---------------------------

End of period  (1)                                                     129,740,256  140,973,714   $   31,428,937   27,440,811
                                                                       ===========================  ===========================

OTHER INFORMATION:

SHARES:
     Sold                                                                 7,089,642    8,435,408       3,020,312    5,416,543
     Issued in reinvestment of distributions                                               2,674
     Redeemed                                                          (11,509,207)   (9,549,009)     (1,718,383)    (472,053)
                                                                       ---------------------------  ---------------------------

       Net increase (decrease)                                          (4,419,565)   (1,110,927)      1,301,929    4,944,490
                                                                       ===========================  ===========================

(1)  Including undistributed (overdistributed) net investment income     1,077,136     1,930,294         285,244      129,580

See notes to financial statements.


                                                                 (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998

--------------------------------------------------------------------------------------------------------------

                                                                                        INVESCO
                                                                                        BALANCED
                                                                                       PORTFOLIO
                                                                             -------------------------------
                                                                                 1999             1998
                                                                             --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)                                          $     1,957,248 $      1,680,503 $
     Net realized gain (loss) on investments                                    21,658,853        3,749,808
     Change in net unrealized appreciation (depreciation) on investments        (5,882,351)       9,197,346
                                                                             --------------   --------------

       Net increase in net assets resulting from operations                     17,733,750       14,627,657
                                                                             --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                 (1,933,019)      (1,624,597)
     From net realized gains                                                    (2,372,761)
                                                                             --------------   --------------

       Total distributions                                                      (4,305,780)      (1,624,597)
                                                                             --------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                          30,978,824       22,070,378
     Reinvestment of distributions                                               4,305,780        1,624,597
     Redemptions of shares                                                      (2,451,815)      (3,224,038)
                                                                             --------------   --------------

       Net increase (decrease) in net assets resulting from share               32,832,789       20,470,937
       transactions
                                                                             --------------   --------------

       Total increase (decrease) in net assets                                  46,260,759       33,473,997

NET ASSETS:
     Beginning of period                                                       175,637,780      127,072,586
                                                                             --------------   --------------

     End of period  (1)                                                    $   221,898,539 $    160,546,583 $
                                                                             ==============   ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                      20,755,850       16,746,103
     Issued in reinvestment of distributions                                    2,897,020        1,177,028
     Redeemed                                                                  (1,617,508)      (2,413,872)
                                                                             --------------
                                                                                              --------------

       Net increase (decrease)                                                  22,035,362      15,509,259
                                                                             ==============   ==============

(1)  Including undistributed (overdistributed) net investment income               28,714           55,189

See notes to financial statements.



------------------------------------------------------------------------------------------------------------------------------------

                                                                                  INVESCO                       T. ROWE PRICE
                                                                             SMALL-CAP GROWTH                   EQUITY/INCOME
                                                                                 PORTFOLIO                        PORTFOLIO
                                                                        -----------------------------  -----------------------------
                                                                           1999            1998            1999           1998
                                                                        -------------- --------------  -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)                                          (121,601)        (72,633) $    1,977,746      2,052,120
     Net realized gain (loss) on investments                             10,351,136       2,184,856      10,723,975      5,500,264
     Change in net unrealized appreciation (depreciation) on investments  1,964,415       4,970,575      10,841,407      3,657,966
                                                                        -------------- --------------  -------------  --------------

       Net increase in net assets resulting from operations              12,193,950       7,082,798      23,543,128     11,210,350
                                                                        -------------- --------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                            (964,751)     (1,981,220)    (2,252,236)
     From net realized gains                                             (1,182,784)        (11,170)     (2,044,564)      (273,760)
                                                                        -------------- --------------  -------------  --------------

       Total distributions                                               (1,182,784)       (975,921)     (4,025,784)    (2,525,996)
                                                                        -------------- --------------  -------------  --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   15,249,592      11,379,715       7,129,908     37,470,490
     Reinvestment of distributions                                        1,182,784         975,921       4,025,784      2,525,996
     Redemptions of shares                                               (9,540,700)     (4,640,214)    (26,617,144)    (3,787,320)
                                                                        -------------- --------------  -------------  --------------

       Net increase (decrease) in net assets resulting from share         6,891,676       7,715,422     (15,461,452)    36,209,166
       transactions
                                                                        -------------- --------------  -------------  --------------

       Total increase (decrease) in net assets                           17,902,842      13,822,299       4,055,892     44,893,520

NET ASSETS:
     Beginning of period                                                 82,115,568      62,251,873     209,702,724    167,154,169
                                                                        -------------- --------------  -------------  --------------

     End of period  (1)                                                 100,018,410      76,074,172  $  213,758,616    212,047,689
                                                                        ============== ==============  =============  ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                 8,235,877       6,673,236       3,913,436     20,394,693
     Issued in reinvestment of distributions                                710,876         567,649       2,228,696      1,372,936
     Redeemed                                                            (5,231,773)     (2,273,595)    (14,841,291)    (1,994,828)

                                                                        -------------- --------------  -------------  --------------

       Net increase (decrease)                                            3,714,980       4,967,290      (8,699,159)    19,772,801
                                                                        ============== ==============  =============  ==============

(1)  Including undistributed (overdistributed) net investment income       (337,487)        (92,066)          6,603          3,508

See notes to financial statements.                                                                                   (Concluded)



MAXIM SERIES FUND, INC.

ARIEL MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                              Six Months Ended                          Year Ended December 31,
                                                June 30, 1999            1998              1997             1996           1995

Net Asset Value, Beginning of Period           $      1.8417      $       1.5532      $       1.4327  $       1.3538 $      1.1003


Income From Investment Operations

Net investment income (loss)                          0.0016             (0.0092)           (0.0437)         (0.0083)       0.0018
Net realized and unrealized gain                      0.2159              0.5058             0.2257           0.0890        0.2893

Total Income From Investment Operations               0.2175              0.4966             0.1820           0.0807        0.2911

Less Distributions

From net investment income                           (0.0035)                                                              (0.0317)
From net realized gains                                                  (0.2081)           (0.0615)         (0.0018)      (0.0059)

Total Distributions                                  (0.0035)            (0.2081)           (0.0615)         (0.0018)      (0.0376)

Net Asset Value, End of Period                 $      2.0557      $       1.8417     $       1.5532   $       1.4327 $      1.3538
                                                 ================   ================   ==============   =============  =============

Total Return                                         11.81%              33.77%             12.95%             5.96%       26.50%

Net Assets, End of Period                      $   290,381,705    $   317,547,944    $   233,939,911  $ 214,710,803  $  148,264,194

Ratio of Expenses to Average Net Assets:
      Before reimbursement                            1.02% *            1.02%               1.06%            1.08%         1.15%
      After reimbursement #                           1.02% *            1.02%               1.06%            1.07%         1.10%

Ratio of Net Investment Income
      to Average Net Assets                           0.37% *           (0.64)%             (0.51)%          (0.66)%        0.13%

Portfolio Turnover Rate                             113.62%             87.81%             139.74%           80.31%       167.21%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $281,785,798 and $538,572,906, respectively.

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.


* Annualized


                                          (Continued)


MAXIM SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                              Six Months Ended                            Year Ended December 31,
                                                              --------------------------------------------------------------------
                                         June 30, 1999            1998             1997             1996               1995
                                         -----------------    -------------   ---------------  ----------------  -----------------

Net Asset Value, Beginning of Period            1.1874      $       1.2786  $       1.3229   $       1.1395    $       1.0673

Income From Investment Operations

Net investment income                           0.0112              0.0270          0.0205           0.0136            0.0190
Net realized and unrealized gain (loss)         0.1395             (0.0911)         0.0053           0.2087            0.0756
                                          ----------------    -------------   ---------------  ----------------  -----------------

Total Income (Loss) From
    Investment Operations                       0.1507             (0.0641)         0.0258           0.2223            0.0946
                                          ----------------    -------------   ---------------  ----------------  -----------------

Less Distributions

From net investment income                                         (0.0271)        (0.0204)         (0.0136)          (0.0224)
From net realized gains                                                            (0.0497)         (0.0253)
                                          ----------------    -------------   ---------------  ----------------  -----------------

Total Distributions                             0.0000             (0.0271)        (0.0701)         (0.0389)          (0.0224)
                                          ----------------    -------------   ---------------  ----------------  -----------------

Net Asset Value, End of Period                  1.3381      $       1.1874  $       1.2786   $       1.3229    $       1.1395
                                          ================    =============
                                                                              ===============  ================  =================

Total Return                                   12.69%              (5.00)%          1.99%           19.59%             8.93%

Net Assets, End of Period                   129,740,256     $ 120,381,642   $    132,774,511 $     96,172,049  $     55,017,668

Ratio of Expenses to Average Net Assets:
    Before reimbursement                        1.21% *             1.21%           1.21%            1.42%             1.62%
    After reimbursement #                       1.20% *             1.20%           1.20%            1.39%             1.50%

Ratio of Net Investment Income
    to Average Net Assets                       1.78% *             2.05%           1.70%            1.24%             1.70%

Portfolio Turnover Rate                        27.53%              40.02%          34.30%           22.21%            20.28%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $30,969,262 and $85,559,783, respectively.

* Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.



                                         (Continued)

MAXIM SERIES FUND, INC.

INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                                       Six Months Ended                      Year Ended December 31,
                                                                  -----------------------------------------------------------
                                                                  --------------
                                               June 30, 1999          1998             1997           1996          1995
                                              ------------------  --------------   -------------  -------------  ------------

Net Asset Value, Beginning of Period                1.6252      $      1.4804    $      1.3508  $      1.1255  $      0.9859

Income From Investment Operations

Net investment income                               0.0157             0.0123           0.0114         0.0112         0.0120
Net realized and unrealized gain                    0.0387             0.1453           0.1512         0.2266         0.1396
                                              ------------------  --------------   -------------  -------------  ------------

Total Income From Investment Operations             0.0544             0.1576           0.1626         0.2378         0.1516
                                              ------------------  --------------   -------------  -------------  ------------

Less Distributions

From net investment income                                            (0.0128)         (0.0116)       (0.0112)       (0.0120)
From net realized gains                                                                (0.0214)       (0.0013)
                                              ------------------  --------------   -------------  -------------  ------------

Total Distributions                                 0.0000            (0.0128)         (0.0330)       (0.0125)       (0.0120)
                                              ------------------  --------------   -------------  -------------  ------------

Net Asset Value, End of Period                      1.6796      $      1.6252    $      1.4804  $      1.3508  $      1.1255
                                              ==================  ==============   =============  =============  ============

Total Return                                        3.34%             10.64%           12.08%         21.17%         15.48%

Net Assets, End of Period                        31,428,937     $    28,296,279  $  16,581,357  $   7,694,858  $  2,681,969

Ratio of Expenses to Average Net Assets:
     Before reimbursement                           1.29% *            1.32%            1.63%          2.29%          2.78%
     After reimbursement #                          1.28% *            1.30%            1.30%          1.33%          1.50%

Ratio of Net Investment Income to
     Average Net Assets                             2.05% *            0.86%            1.02%          1.20%          1.17%

Portfolio Turnover Rate                            24.03%             28.66%           19.56%         15.25%          5.88%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $8,823,951 and $6,714,160, respectively.

* Annualized



# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

                                                            (Continued)

MAXIM SERIES FUND, INC.

INVESCO BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, and 1996 are as follows:

                                                  Six Months Ended                     Year Ended December 31,
                                                                        -------------------------------------------------------
                                                                        ----------------
                                                   June 30, 1999             1998               1997                1996
                                                 -------------------    ----------------   ----------------   -----------------
                                                                                                                    (A)
Net Asset Value, Beginning of Period              $       1.4608      $       1.2588     $       1.0408     $      1.0000

Income From Investment Operations

Net investment income                                     0.0139              0.0289             0.0187            0.0052
Net realized and unrealized gain                          0.1166              0.2020             0.2518            0.0420
                                                    ----------------    ----------------   ----------------   -----------------

Total Income From Investment Operations                   0.1305              0.2309             0.2705            0.0472
                                                    ----------------    ----------------   ----------------   -----------------

Less Distributions

From net investment income                               (0.0137)            (0.0289)           (0.0187)          (0.0052)
From net realized gains                                  (0.0179)                               (0.0338)          (0.0012)
                                                    ----------------    ----------------   ----------------   -----------------

Total Distributions                                      (0.0316)            (0.0289)           (0.0525)          (0.0064)
                                                    ----------------    ----------------   ----------------   -----------------

Net Asset Value, End of Period                    $       1.5597      $       1.4608     $       1.2588     $      1.0408
                                                    ================    ================   ================   =================

Total Return                                              9.04%              18.42%             26.10%             4.60%

Net Assets, End of Period                         $   221,898,539     $    175,637,780   $ 127,072,586      $     15,987,166

Ratio of Expenses to Average Net Assets                   1.00% *             1.00%              1.00%             1.00% *

Ratio of Net Investment Income to
      Average Net Assets                                  1.94% *             2.18%              2.77%             2.84% *

Portfolio Turnover Rate                                  69.52%             119.95%            150.57%            17.14%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $127,679,107 and $160,927,199, respectively.


* Annualized

(A) The portfolio commenced operations on October 1, 1996.


                                   (Continued)

MAXIM SERIES FUND, INC.

INVESCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                                  Six Months Ended                        Year Ended December 31,
                                                   June 30, 1999           1998           1997              1996            1995

Net Asset Value, Beginning of Period              $       1.8506    $       1.5955  $      1.4330     $       1.2734  $      1.0054

Income From Investment Operations

Net investment income (loss)                             (0.0021)          (0.0048)        0.0009             0.0024         0.0069
Net realized and unrealized gain                          0.2579            0.2842         0.2612             0.3380         0.3118

Total Income From Investment Operations                   0.2558            0.2794         0.2621             0.3404         0.3187

Less Distributions

From net investment income                                                                (0.0009)           (0.0024)       (0.0341)
From net realized gains                                  (0.0264)          (0.0243)       (0.0987)           (0.1784)       (0.0166)

Total Distributions                                      (0.0264)          (0.0243)       (0.0996)           (0.1808)       (0.0507)

Net Asset Value, End of Period                    $       2.0800    $       1.8506  $      1.5955     $       1.4330  $      1.2734
                                                    ================   =============  ==============    ==============  ============

Total Return                                             14.19%            17.62%         18.70%             26.73%         31.79%

Net Assets, End of Period                         $   100,018,410   $   82,115,568  $   62,251,873    $    31,827,778 $    6,385,180

Ratio of Expenses to Average Net Assets:
        Before reimbursement                              1.08% *           1.11%          1.19%              1.46%         2.30%
        After reimbursement #                             1.07% *           1.10%          1.10%              1.10%         1.10%

Ratio of Net Investment Income to
        Average Net Assets                               (0.30)% *         (0.31)%         0.01%             25.00%         0.58%

Portfolio Turnover Rate                                  94.87%           149.15%        174.65%            265.05%         266.64%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $72,008,198 and $70,429,273, respectively.

* Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.



                                         (Continued)
-----------------------------------------------------------------------------------------------------------------------------

MAXIM SERIES FUND, INC.

T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996, and 1995 are as follows:

                                             Six Months Ended                         Year Ended December 31,
                                               June 30, 1999            1998          1997              1996            1995

Net Asset Value, Beginning of Period          $      1.7804      $      1.7602          1.4492  $       1.2633           0.9805

Income From Investment Operations

Net investment income                                0.0183             0.0370          0.0357          0.0299           0.0345
Net realized and unrealized gain                     0.1974             0.1177          0.3783          0.2130           0.2892
                                                ----------------   -----------------------------  ---------------------------------

Total Income From Investment Operations              0.2157             0.1547          0.4140          0.2429           0.3237
                                                ----------------   -----------------------------  ---------------------------------

Less Distributions

From net investment income                          (0.0183)           (0.0369)        (0.0357)        (0.0300)         (0.0396)
From net realized gains                             (0.0183)           (0.0976)        (0.0673)        (0.0270)         (0.0013)
                                                ----------------   -----------------------------  ---------------------------------

Total Distributions                                 (0.0366)           (0.1345)        (0.1030)        (0.0570)         (0.0409)
                                                ----------------   -----------------------------  ---------------------------------

Net Asset Value, End of Period                $      1.9595      $      1.7804          1.7602  $       1.4492           1.2633
                                                ================   =============================                   ================
                                                                                                  =================

Total Return                                        12.28%              8.93%          28.82%          19.39%           33.42%

Net Assets, End of Period                     $   213,758,616    $   209,702,724   167,154,169  $    69,535,903      10,950,195

Ratio of Expenses to Average Net Assets:
     Before reimbursement                            0.87% *            0.88%           0.93%           1.20%           1.82%
     After reimbursement #                           0.86% *            0.88%           0.91%           0.95%           0.95%

Ratio of Net Investment Income to
     Average Net Assets                              1.93%*             2.14%           2.48%           2.85%           3.46%

Portfolio Turnover Rate                             20.83%             32.30%          25.35%          26.15%          14.00%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $40,963,058 and $57,981,668, respectively.

* Annualized

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.




                                                 (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998
--------------------------------------------------------------------------------

1.       HISTORY OF THE FUND

         Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Ariel MidCap Value, International Equity, INVESCO ADR, INVESCO Balanced, INVESCO Small-Cap Growth, and T. Rowe Price Equity/Income Portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, FutureFunds Series Account, and FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. Shares of the Fund are also sold to the Profile Portfolios of the Fund which are sold only to FutureFund Series and Maxim Series Accounts of the Company to fund benefits under variable annuity contracts.

         Initial capitalization of $100,000 for the Fund was received on February 25, 1982 from the parent of the Company, The Great-West Life Assurance Company (Great-West). In conjunction with the addition of the INVESCO ADR Portfolio, additional capitalization of $2,000,000 was received on November 1, 1994. At June 30, 1999, Great-West's investment in the Portfolio totaled $3,544,862.

         Effective May 1, 1999, the MidCap Portfolio changed its name to Ariel MidCap Value Portfolio.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

         Dividends

         Dividends from investment income of the Ariel MidCap Value, INVESCO Balanced, INVESCO Small-Cap Growth, and T. Rowe Price Equity/Income Portfolios are declared and reinvested semi-annually. Dividends from investment income of the International Equity and INVESCO ADR Portfolios are declared and reinvested annually. Dividends from capital gains of all portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

         Security Transactions

         Security transactions are accounted for on the date investments are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

         Security Valuation

         Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund. Short-term and money market securities are valued at amortized cost which approximates market value.

         The Portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1999 were as follows:

                                                   International Equity
                                                         Portfolio
                                                ----------------------------

           Aggregate Cost                    $             546,879
           Aggregate Fair Value              $             501,525
           Percent of Net Assets                            0.39%

         Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

         Foreign Currency Translation

         The accounting records of the Ariel MidCap Value, International Equity, and T. Rowe Price Equity/Income Portfolios are maintained in U.S.
         dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

         The Ariel MidCap Value, International Equity, and T. Rowe Price Equity/Income Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Ariel MidCap Value, International Equity, and T. Rowe Price Equity/Income Portfolios, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

         Federal Income Taxes

         For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At June 30, 1999, the International Equity and INVESCO ADR Portfolios had available for federal income tax purposes, capital loss carryovers of $7,550,379 and $103,040, respectively, which expire in the year 2006.

         Classification of Distributions to Shareholders

         Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.


3.       INVESTMENT ADVISORY AGREEMENT

         The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .80% of the average daily net assets of the T. Rowe Price Equity/Income Portfolio, .95% of the average daily net assets of the INVESCO Small-Cap Growth and MidCap Value Portfolios, and 1.00% of the average net assets of the International Equity, INVESCO ADR, and INVESCO Balanced Portfolios. However, Great-West pays any expenses which exceed an annual rate, including management fees, of 1.50%, 1.30%, 1.10%, 1.10%, and .95% of the average daily net assets of the International Equity, INVESCO ADR, INVESCO Small-Cap Growth, Ariel MidCap Value, and T. Rowe Price Equity/Income Portfolios, respectively.


4.       UNREALIZED APPRECIATION (DEPRECIATION)

         Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1999:


                                  Ariel                                                    INVESCO
                                 MidCap       International    INVESCO       INVESCO      Small-Cap     T. Rowe Price
                                  Value         Equity           ADR        Balanced        Growth      Equity/Income
                                Portfolio      Portfolio      Portfolio     Portfolio     Portfolio       Portfolio
                               ------------   ------------   ------------  ------------  -------------  --------------
                               ------------



         Gross appreciation  $   8,179,945  $  24,461,408  $  4,671,650  $ 21,977,942  $  18,186,694  $  41,244,353

         Gross depreciation       (878,041)    (8,846,269)     (530,896)   (3,635,030)    (2,254,642)    (4,881,694)
                               ------------   ------------   ------------  ------------  -------------  --------------

         Net unrealized
         appreciation        $   7,301,904  $  15,615,139  $  4,140,754  $ 18,342,912  $  15,932,052  $  36,362,659
                               ============   ============   ============  ============  =============  ==============






                             MAXIM SERIES FUND, INC.

                  Financial Statements and Financial Highlights
                 For the Six Months Ended June 30, 1999 and 1998

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999

-------------------------------------------------------------------------------------------------------------


                                                                 AGGRESSIVE     CONSERVATIVE      MODERATE
                                                                   PROFILE         PROFILE         PROFILE
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                -------------   --------------   ------------
ASSETS:

Investment in shares of Maxim Series Fund, Inc. at value: (1)
   Ariel MidCap Value Portfolio                                   1,896,320   $                $   2,987,273
   Ariel Small-Cap Value Portfolio                                1,322,757
   Bond Portfolio                                                                 1,673,068
   Growth Index Portfolio                                         1,979,361       2,613,335        3,118,877
   International Equity Portfolio                                 1,280,550
   INVESCO ADR Portfolio                                          1,962,188                        3,091,414
   INVESCO Small-Cap Growth Portfolio                             1,408,601                        2,219,487
   Loomis Sayles Corporate Bond Portfolio                                         2,475,895        1,970,044
   Short-Term Maturity Bond Portfolio                                             5,887,760        3,007,568
   Stock Index Portfolio
   T. Rowe Price MidCap Growth Portfolio                          2,003,576
   U.S. Government Securities Portfolio                                           2,511,608        1,996,719
   Value Index                                                    1,291,275       1,706,497        2,034,424
                                                                -------------   --------------   ------------

      Total assets                                               13,144,628      16,868,163       20,425,806

LIABILITIES:
   Due to GW Capital Management                                       3,516           4,824            5,522
                                                                -------------   --------------   ------------

      Total liabilities                                               3,516           4,824            5,522
                                                                -------------   --------------   ------------

NET ASSETS                                                       13,141,112   $  16,863,339    $  20,420,284
                                                                =============   ==============   ============

NET ASSETS REPRESENTED BY:
   Capital stock, $.10 par value                                  1,119,808   $   1,631,313    $   1,842,412
   Additional paid-in capital                                    10,639,894      15,407,690       17,373,406
   Net unrealized appreciation (depreciation) on investments      1,126,369        (196,913)         778,147
   Overdistributed net investment income                            (36,444)       (303,386)        (103,202)
   Accumulated net realized gain (loss) on investments              291,485         324,635          529,521
                                                                -------------   --------------   ------------

NET ASSETS                                                       13,141,112   $  16,863,339    $  20,420,284
                                                                =============   ==============   ============

NET ASSET VALUE PER OUTSTANDING SHARE                                 1.1735  $      1.0337    $       1.1083
                                                                =============   ==============   ============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
   Authorized                                                    100,000,000     100,000,000     100,000,000
   Outstanding                                                    11,198,077      16,313,132      18,424,118

(1) Cost of investments:                                          12,018,259      17,065,076      19,647,659

See notes to financial statements.


-------------------------------------------------------------------------------------------------------------

                                                                         MODERATELY       MODERATELY
                                                                         AGGRESSIVE      CONSERVATIVE
                                                                           PROFILE         PROFILE
                                                                          PORTFOLIO       PORTFOLIO
                                                                        --------------  ---------------
ASSETS:

Investment in shares of Maxim Series Fund, Inc. at value: (1)
   Ariel MidCap Value Portfolio                                            2,497,966  $  1,268,662
   Ariel Small-Cap Value Portfolio
   Bond Portfolio
   Growth Index Portfolio                                                  3,911,567      1,985,745
   International Equity Portfolio                                          2,530,507
   INVESCO ADR Portfolio                                                   2,584,603      1,973,308
   INVESCO Small-Cap Growth Portfolio                                      2,783,023
   Loomis Sayles Corporate Bond Portfolio                                  3,706,134      1,881,472
   Short-Term Maturity Bond Portfolio                                                     3,195,141
   Stock Index Portfolio                                                   2,592,192
   T. Rowe Price MidCap Growth Portfolio                                   2,639,195
   U.S. Government Securities Portfolio                                                   1,272,146
   Value Index                                                             2,551,473      1,296,643
                                                                        --------------  ---------------

      Total assets                                                        25,796,660     12,873,117

LIABILITIES:
   Due to GW Capital Management                                                6,899          3,661
                                                                        --------------  ---------------

      Total liabilities                                                        6,899          3,661
                                                                        --------------  ---------------

NET ASSETS                                                                25,789,761  $  12,869,456
                                                                        ==============  ===============

NET ASSETS REPRESENTED BY:
   Capital stock, $.10 par value                                           2,234,029  $   1,201,569
   Additional paid-in capital                                             21,274,538     11,395,557
   Net unrealized appreciation (depreciation) on investments               1,772,609        141,264
   Overdistributed net investment income                                    (114,723)      (120,693)
   Accumulated net realized gain (loss) on investments                       623,308        251,759
                                                                        --------------  ---------------

NET ASSETS                                                                25,789,761  $  12,869,456
                                                                        ==============  ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                         1.1544  $      1.0711
                                                                        ==============  ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
   Authorized                                                            100,000,000    100,000,000
   Outstanding                                                            22,340,294     12,015,689

(1) Cost of investments:                                                  24,024,051     12,731,853

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         MODERATELY   MODERATELY
                                                             AGGRESSIVE    CONSERVATIVE    MODERATE      AGGRESSIVE  CONSERVATIVE
                                                              PROFILE         PROFILE      PROFILE         PROFILE      PROFILE
                                                             PORTFOLIO       PORTFOLIO    PORTFOLIO       PORTFOLIO    PORTFOLIO
                                                            ------------   ------------  -------------  ------------ --------------

INVESTMENT INCOME:
     Income distributions received                              15,486  $     368,365      186,841    $   171,251       192,579
                                                            ------------
                                                                           ------------  -------------  ------------ --------------

       Total income                                             15,486        368,365      186,841        171,251       192,579
                                                            ------------   ------------  -------------  ------------ --------------


EXPENSES:
     Management fee                                             12,376         20,379       19,815         24,587        14,283
                                                            ------------   ------------  -------------  ------------ --------------


NET INVESTMENT INCOME:                                           3,110        347,986      167,026        146,664       178,296
                                                            ------------   ------------  -------------  ------------ --------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                   137,990        102,401      508,134        341,836       180,501
     Net capital gain distributions received                    39,719         53,022       71,438         94,514        34,427
     Change in net unrealized appreciation (depreciation)      792,564       (102,009)     336,714      1,295,098        52,624
     on investments
                                                            ------------   ------------  -------------  ------------ --------------

     Net realized and unrealized gain (loss) on investments    970,273         53,414      916,286      1,731,448       267,552
                                                            ------------   ------------  -------------  ------------ --------------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           973,383  $     401,400    1,083,312    $ 1,878,112       445,848
                                                            ============   ============  =============  ============ ==============



See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998

---------------------------------------------------------------------------------------------------------------------------------

                                                        AGGRESSIVE PROFILE       CONSERVATIVE PROFILE       MODERATE PROFILE
                                                             PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                                      ------------------------  ------------------------
                                                                    ----------  ----------- ------------ ------------------------
                                                          1999         1998        1999        1998         1999         1998
                                                      ------------  ----------  ----------- ------------ -----------  -----------
INCREASE IN NET ASSETS:

OPERATIONS:
    Net investment income                                  3,110  $     4,720      347,986     242,918      167,026  $   80,842
    Net realized gain (loss) on investments              137,990       (1,731)     102,401      96,764      508,134      30,810
    Net capital gain distributions received               39,719        6,509       53,022       8,737       71,438      11,617
    Change in net unrealized appreciation                792,564      127,630     (102,009)    (80,268)     336,714     167,526
    (depreciation) on investments
                                                      ------------  ----------  ----------- ------------ -----------  -----------

      Net increase in net assets resulting from          973,383      137,128      401,400     268,151    1,083,312     290,795
      operations
                                                      ------------  ----------  ----------- ------------ -----------  -----------

DISTRIBUTIONS:
    From net investment income                            (3,287)      (5,589)    (348,215)   (243,759)    (167,302)    (81,094)
                                                      ------------  ----------  ----------- ------------ -----------  -----------

      Total distributions                                 (3,287)      (5,589)    (348,215)   (243,759)    (167,302)    (81,094)
                                                      ------------  ----------  ----------- ------------ -----------  -----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                  4,834,052    3,537,752    1,870,545  15,483,962    7,198,629   8,018,635
    Reinvestment of distributions                          3,287        5,589      348,215     243,759      167,302      81,094
    Cost of shares redeemed                             (274,775)     (75,256)    (928,169)   (846,997)    (462,553)   (109,563)
                                                      ------------  ----------  ----------- ------------ -----------  -----------

      Net increase in net assets resulting from share  4,562,564    3,468,085    1,290,591  14,880,724    6,903,378   7,990,166
      transactions
                                                      ------------  ----------  ----------- ------------ -----------  -----------

    Total increase in net assets                       5,532,660    3,599,624    1,343,776  14,905,116    7,819,388   8,199,867

NET ASSETS:
    Beginning of  period                               7,608,452      697,434   15,519,563     268,416   12,600,896   1,044,081
                                                      ------------  ----------  ----------- ------------ -----------  -----------

    End of period (1)                                 13,141,112  $ 4,297,058   16,863,339  15,173,532   20,420,284  $9,243,948
                                                      ============  ==========  =========== ============ ===========  ===========

OTHER INFORMATION:

SHARES:
    Sold                                               4,393,513    3,376,924    1,783,039  14,811,541    6,712,953   7,752,736
    Issued in reinvestment of distributions                2,832        5,306      338,897     232,959      152,436      77,329
    Redeemed                                            (246,804)     (72,796)    (875,388)   (813,360)    (438,928)   (105,275)
                                                      ------------  ----------  ----------- ------------ -----------  -----------

      Net increase                                     4,149,541    3,309,434    1,246,548  14,231,140    6,426,461   7,724,790
                                                      ============  ==========  =========== ============ ===========  ===========

(1)  Including overdistributed net investment income     (36,444)        (121)    (303,386)       (419)    (103,202)       (259)

See notes to financial statements.

                                                             (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 1999 AND 1998
---------------------------------------------------------------------------------------------------------------------------------

                                                                  MODERATELY AGGRESSIVE                MODERATELY CONSERVATIVE
                                                                    PROFILE PORTFOLIO                     PROFILE PORTFOLIO
                                                              ------------------------------         ----------------------------
                                                                                 -----------         ----------        ----------
                                                                  1999              1998               1999              1998
                                                              ------------       -----------         ----------        ----------
INCREASE IN NET ASSETS:

OPERATIONS:
    Net investment income                                   $    146,664       $    60,600             178,296       $    96,306
    Net realized gain (loss) on investments                      341,836            62,261             180,501            42,713
    Net capital gain distributions received                       94,514            21,163              34,427             6,496
    Change in net unrealized appreciation (depreciation)       1,295,098           267,182              52,624            66,426
    on investments
                                                              ------------       -----------         ----------        ----------

      Net increase in net assets resulting from                1,878,112           411,206             445,848           211,941
      operations
                                                              ------------       -----------         ----------        ----------

DISTRIBUTIONS:
    From net investment income                                  (147,011)          (61,056)           (178,471)          (97,589)
                                                              ------------       -----------         ----------        ----------

      Total distributions                                       (147,011)          (61,056)           (178,471)          (97,589)
                                                              ------------       -----------         ----------        ----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                          9,274,202         7,610,503           3,335,056         7,568,961
    Reinvestment of distributions                                147,011            61,056             178,471            97,589
    Cost of shares redeemed                                     (428,639)          (41,634)           (498,025)          (89,599)
                                                              ------------       -----------         ----------        ----------

      Net increase in net assets resulting from share          8,992,574         7,629,925           3,015,502         7,576,951
      transactions
                                                              ------------       -----------         ----------        ----------

    Total increase in net assets                              10,723,675         7,980,075           3,282,879         7,691,303

NET ASSETS:
    Beginning of  period                                      15,066,086         1,630,969           9,586,577           534,975

                                                                                 -----------         ----------        ----------
                                                              ------------       -----------         ----------        ----------

    End of period (1)                                       $ 25,789,761       $ 9,611,044           12,869,456      $ 8,226,278
                                                              ============       ===========         ==========        ==========

OTHER INFORMATION:

SHARES:
    Sold                                                       8,485,000         7,292,879           3,159,214         7,236,287
    Issued in reinvestment of distributions                      128,804            57,238             167,731            92,426
    Redeemed                                                    (395,851)          (39,177)           (467,735)          (84,521)
                                                              ------------       -----------         ----------        ----------

      Net increase                                             8,217,953         7,310,940           2,859,210         7,244,192
                                                              ============       ===========         ==========        ==========

(1)  Including overdistributed net investment income            (114,723)             (272)           (120,693)        (226)

See notes to financial statements.

                                             (Concluded)

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the periods ended December 31, 1998 and 1997 are as follows:

                                                             Six Months             Year Ended December 31,
                                                                Ended
                                                                                -------------------------------
                                                            June 30, 1999          1998              1997
                                                           ----------------     ------------     --------------
                                                                                                      (A)
Net Asset Value, Beginning of Period                    $        1.0794      $        0.9505  $       1.0000

Income From Investment Operations

        Net investment income                                    0.0021               0.0060          0.0047
        Capital gain distributions received                      0.0035               0.0286          0.0712
                                                           ----------------     ------------     --------------

           Total distributions received                          0.0056               0.0346          0.0759

        Net realized and unrealized gain (loss) on               0.0888               0.1061         (0.0432)
        investments
                                                           ----------------     ------------     --------------

           Total from Investment Operations                      0.0944               0.1407          0.0327
                                                           ----------------     ------------     --------------

 Less Distributions

        From net investment income                              (0.0003)             (0.0111)        (0.0127)
        From net realized gains                                                      (0.0007)        (0.0695)
                                                           ----------------     ------------     --------------

           Total Distributions                                  (0.0003)             (0.0118)        (0.0822)
                                                           ----------------     ------------     --------------

Net Asset Value, End of Period                          $        1.1735      $        1.0794  $       0.9505
                                                           ================     ============     ==============

Total Return                                                     8.74%               14.84%           3.31%

Net Assets, End of Period                               $    13,141,112      $   7,608,452    $     697,434

Ratio of Expenses to Average Net Assets                          0.25% *              0.25%           0.25%*

Ratio of Net Investment Income to Average Net Assets             0.06% *              0.97%           2.38%*

Portfolio Turnover Rate                                         34.80%               94.75%          59.90%

Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $8,071,152 and $3,475,453, respectively.

(A) The portfolio commenced operations on September 9, 1997.

* Annualized

(Continued)

MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999 and the periods ended December 31, 1998 and 1997 are as follows:

                                                             Six Months            Year Ended December 31,
                                                                Ended
                                                            June 30, 1999          1998              1997
                                                                                                     (A)
Net Asset Value, Beginning of Period                    $       1.0301       $       1.0088  $       1.0000

 Income From Investment Operations

        Net investment income                                   0.0233               0.0412          0.0145
        Capital gain distributions received                     0.0033               0.0149          0.0121
                                                           ----------------     -----------     ---------------

            Total distributions received                          0.0266             0.0561          0.0266

        Net realized and unrealized gain on                    (0.0012)              0.0266          0.0094
        investments
                                                           ----------------     -----------     ---------------

        Total from Investment Operations                        0.0254               0.0827          0.0360
                                                           ----------------     -----------     ---------------

Less Distributions

        From net investment income                             (0.0218)             (0.0613)        (0.0159)
        From net realized gains                                                     (0.0001)        (0.0113)
                                                           ----------------     -----------     ---------------

            Total Distributions                                (0.0218)             (0.0614)        (0.0272)
                                                           ----------------     -----------     ---------------

Net Asset Value, End of Period                          $       1.0337       $       1.0301  $       1.0088
                                                           ================     ===========     ===============

Total Return                                                      2.48%              8.25%           3.60%

Net Assets, End of Period                               $    16,863,339      $  15,519,563   $     268,416

Ratio of Expenses to Average Net Assets                           0.25% *            0.25%           0.25%*

Ratio of Net Investment Income to Average Net Assets              4.27% *            4.81%           8.83%*

Portfolio Turnover Rate                                          45.28%             99.16%          25.56%


Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $8,732,285 and $7,414,611, respectively.

(A) The portfolio commenced operations on September 9, 1997.

* Annualized
                                                      (Continued)

MAXIM SERIES FUND, INC.

MODERATE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the periods ended December 31, 1998 and 1997 are as follows:

                                                              Six Months            Year Ended December 31,
                                                                 Ended
                                                             June 30, 1999          1998              1997
                                                                                                      (A)
Net Asset Value, Beginning of Period                     $         1.0503    $        0.9661  $       1.0000

Income From Investment Operations

        Net investment income                                      0.0122             0.0171          0.0090
        Capital gain distributions received                        0.0039             0.0159          0.0477
                                                            ----------------     -----------     ---------------

           Total distributions received                            0.0161             0.0330          0.0567

        Net realized and unrealized gain (loss) on                 0.0511             0.0769         (0.0308)
        investments
                                                            ----------------     -----------     ---------------

           Total from Investment Operations                        0.0672             0.1099          0.0259
                                                            ----------------     -----------     ---------------

Less Distributions

        From net investment income                                (0.0092)           (0.0257)        (0.0144)
        From net realized gains                                                                      (0.0454)
                                                            ----------------     -----------     ---------------

           Total Distributions                                    (0.0092)           (0.0257)        (0.0598)
                                                            ----------------     -----------     ---------------

Net Asset Value, End of Period                           $         1.1083    $        1.0503  $       0.9661
                                                            ================     ===========     ===============

Total Return                                                       6.41%             11.41%           2.60%

Net Assets, End of Period                                $    20,420,284     $   12,600,896   $   1,044,081

Ratio of Expenses to Average Net Assets                            0.25% *            0.25%           0.25%*

Ratio of Net Investment Income to Average Net Assets               2.11% *            2.27%           5.51%*

Portfolio Turnover Rate                                           70.27%            114.39%          31.39%

Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $18,180,786 and $11,220,318, respectively.

(A) The portfolio commenced operations on September 9, 1997.

* Annualized

                                                  (Continued)

MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the periods ended December 31, 1998 and 1997 are as follows:

                                                           Six Months           Year Ended December 31,
                                                              Ended
                                                                             ------------------------------
                                                          June 30, 1999        1998              1997
                                                         ----------------    ----------
                                                                                             --------------
                                                                                                  (A)
Net Asset Value, Beginning of Period                            1.0668    $      0.9676     $      1.0000

Income From Investment Operations

     Net investment income                                      0.0096           0.0136            0.0075
     Capital gain distributions received                        0.0042           0.0284            0.0568
                                                         ----------------   ------------      -------------

         Total distributions received                           0.0138           0.0420            0.0643

     Net realized and unrealized gain (loss) on                 0.0804           0.0790           (0.0279)
     investments
                                                         ----------------   ------------      -------------

     Total from Investment Operations                           0.0942           0.1210            0.0364
                                                         ----------------   ------------      -------------

      Less Distributions

     From net investment income                                (0.0066)         (0.0217)          (0.0141)
     From net realized gains                                                    (0.0001)          (0.0547)
                                                         ----------------   ------------      -------------

         Total Distributions                                   (0.0066)         (0.0218)          (0.0688)
                                                         ----------------   ------------      -------------

Net Asset Value, End of Period                                  1.1544           1.0668      $     0.9676
Net Asset Value, End of Period
                                                         ================   ============      =============

Total Return                                                    8.84%           12.54%             3.66%

Net Assets, End of Period                                  25,789,761     $   15,066,086    $   1,630,969

Ratio of Expenses to Average Net Assets                         0.25% *          0.25%             0.25%*

Ratio of Net Investment Income to Average Net Assets            1.49% *          1.80%             4.19%*

Portfolio Turnover Rate                                        49.34%          123.12%            41.30%

Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $18,837,720 and $9,765,850, respectively.

(A) The portfolio commenced operations on September 9, 1997.

* Annualized

                                                 (Continued)

MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the periods ended December 31, 1998 and 1997 are as follows:

                                                           Six Months           Period Ended December 31,
                                                              Ended
                                                                             --------------------------------
                                                          June 30, 1999          1998              1997
                                                         ----------------    -------------
                                                                                              ---------------
                                                                                                   (A)
Net Asset Value, Beginning of Period                            1.0470    $       0.9909   $       1.0000

 Income from Investment Operations

         Net investment income                                  0.0181            0.0266           0.0132
         Capital gain distributions received                    0.0017            0.0121           0.0182
                                                         ----------------    -------------    ---------------

           Total distributions received                         0.0198            0.0387           0.0314

         Net realized and unrealized gain (loss) on             0.0192            0.0576          (0.0085)
         investments
                                                         ----------------    -------------    ---------------

         Total from Investment Operations                       0.0390            0.0963           0.0229
                                                         ----------------    -------------    ---------------

Less Distributions

         From net investment income                            (0.0149)         (0.0398)          (0.0151)
         From net realized gains                                                 (0.0004)         (0.0169)
                                                         ----------------    -------------    ---------------

           Total Distributions                                 (0.0149)          (0.0402)         (0.0320)
                                                         ----------------    -------------    ---------------

Net Asset Value, End of Period                                  1.0711    $       1.0470   $       0.9909
                                                         ================    =============    ===============

Total Return                                                    3.73%             9.75%            2.29%

Net Assets, End of Period                                  12,869,456     $   9,586,577    $     534,975

Ratio of Expenses to Average Net Assets                         0.25% *           0.25%            0.25%*

Ratio of Net Investment Income to Average Net Assets            3.12% *           3.41%            6.02%*

Portfolio Turnover Rate                                        69.50%           112.09%           32.97%


Portfolio turnover is calculated using the lesser of long-term purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $10,945,157 and $7,908,203, respectively.


(A) The portfolio commenced operations on September 9, 1997.

* Annualized

                                                          (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1999
-------------------------------------------------------------------------------


1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981, as an open-end management investment company.
        Interests in the Aggressive Profile, Conservative Profile, Moderate Profile, Moderately Aggressive Profile, and Moderately Conservative Profile portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series and Maxim Series Accounts of Great-West Life & Annuity Insurance Company (GWL&A) to fund benefits under certain individual and group variable annuity contracts and variable life insurance policies issued by GWL&A. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the
Fund:

        Dividends

        Dividends from investment income of the Portfolios shall be declared and reinvested semi-annually. Distributions of net realized capital gains, if any, are declared and reinvested at least annually in additional shares of the respective Portfolio at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Security Valuation

Investments in shares of Maxim  Series  Fund,  Inc.  are  carried  at fair value
     (i.e., net asset value).

        Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.


        Federal Income Taxes

        For federal income tax purposes, each Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.      INVESTMENT ADVISORY AGREEMENT

        GW Capital Management, Inc. serves as investment advisor. As compensation for its services to the Fund for the Portfolios, the Investment Adviser will receive monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. The Portfolios will also bear the indirect expense of the underlying investments. The total expenses for each of the underlying investments were: 0.60% of the average daily net assets of the Short-Term Maturity Bond, Bond, Growth Index, Stock Index, U.S. Government Securities and the Value Index Portfolios; 0.90% of the average daily net assets of the Loomis Sayles Corporate Bond Portfolio; 1.05% of the average daily net assets of the T. Rowe Price MidCap Growth Portfolio; 1.10% of the average daily net assets of the Ariel MidCap Value and INVESCO Small-Cap Growth Portfolios; 0.95% of the average daily net assets of the T. Rowe Price Equity/Income Portfolio; 1.30% of the average daily net assets of the Maxim INVESCO ADR Portfolio; 1.35% of the average daily net assets of the Ariel Small-Cap Value Portfolio and 1.50% of the average daily net assets of the International Equity Portfolio.


4.      UNREALIZED APPRECIATION (DEPRECIATION)

        Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1999:

                                                                         MODERATELY     MODERATELY
                         AGGRESSIVE      CONSERVATIVE     MODERATE       AGGRESSIVE    CONSERVATIVE
                          PROFILE          PROFILE         PROFILE        PROFILE         PROFILE
                         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                         ------------   ---------------  ------------   -------------  --------------


        Gross             1,126,369   $    174,081         919,132   $  1,894,108    $    293,201
        appreciation

        Gross                     0       (370,994)       (140,985)      (121,499)       (151,937)
        depreciation
                         ------------   ---------------  ------------   -------------  --------------

        Net
        unrealized
        appreciation      1,126,369   $   (196,913)        778,147   $  1,772,609    $    141,264
        (depreciation)
                         ============   ===============  ============   =============  ==============


5.      INVESTMENT IN SHARES OF MAXIM SERIES FUND, INC.

        Shares owned and related values at June 30, 1999 are as follows:

                                                              Shares                Value
           Aggressive Profile Portfolio
                 Ariel MidCap Value Portfolio                 922,459           $  1,896,320
                 Ariel Small-Cap Value Portfolio            1,383,314              1,322,757
                 Growth Index Portfolio                       747,931              1,979,361
                 International Equity Portfolio               957,024              1,280,550
                 INVESCO ADR Portfolio                      1,168,272              1,962,188
                 INVESCO Small-Cap Growth Portfolio           677,223              1,408,601
                 T. Rowe Price MidCap Growth Portfolio      1,334,824              2,003,576
                 Value Index Portfolio                      619,738                1,291,275
                                                                                   -----------


                                                                                $  13,144,628
                                                                                   ===========







                                                                    Shares               Value


                Conservative Profile Portfolio
                     Bond Portfolio                                1,434,650       $     1,673,068
                     Growth Index Portfolio                          987,488             2,613,335
                     Loomis Sayles Corporate Bond Portfolio        2,260,792             2,475,895
                     Short-Term Maturity Bond Portfolio            5,838,857             5,887,760
                     U.S. Government Securities Portfolio          2,355,296             2,511,608
                     Value Index Portfolio                           819,020             1,706,497
                                                                                      ------------

                                                                                   $    16,868,163
                                                                                      ============


                                                             Shares                 Value
        Moderate Profile Portfolio
             Ariel MidCap Value Portfolio                  1,453,149       $    2,987,273
             Growth Index Portfolio                        1,178,514            3,118,877
              INVESCO ADR Portfolio                         1,840,604            3,091,414
               INVESCO Small-Cap Growth Portfolio           1,067,078             2,219,487
              Loomis Sayles Corporate Bond Portfolio        1,798,890            1,970,044
               Short-Term Maturity Bond Portfolio           2,982,587             3,007,568
               U.S. Government Securities Portfolio         1,872,451             1,996,719
               Value Index Portfolio                          976,407             2,034,424
                                                                                 ------------

                                                                           $    20,425,806
                                                                                ============


                                                             Shares                 Value
        Moderately Aggressive Profile Portfolio
              Ariel MidCap Value Portfolio                 1,215,127       $    2,497,966
              Growth Index Portfolio                       1,478,044            3,911,567
               International Equity Portfolio               1,891,184            2,530,507
               INVESCO ADR Portfolio                        1,538,853            2,584,603
                INVESCO Small-Cap Growth Portfolio          1,338,013             2,783,023
               Loomis Sayles Corporate Bond Portfolio       3,384,150            3,706,134
                Stock Index Portfolio                         654,070             2,592,192
                T. Rowe Price MidCap Growth Portfolio       1,758,286             2,639,195
                Value Index Portfolio                       1,224,560             2,551,473
                                                                                 ------------

                                                                           $    25,796,660
                                                                                ============


                                                             Shares               Value
        Moderately Conservative Profile Portfolio
               Ariel MidCap Value Portfolio                   617,136           1,268,662
                                                                         $
               Growth Index Portfolio                         750,344            1,985,745
                INVESCO ADR Portfolio                        1,174,893            1,973,308
                Loomis Sayles Corporate Bond Portfolio       1,718,012            1,881,472
                Short-Term Maturity Bond Portfolio           3,168,603             3,195,141
                U.S. Government Securities Portfolio         1,192,973             1,272,146
                Value Index Portfolio                          622,314             1,296,643
                                                                                  ------------

                                                                            $    12,873,117
                                                                                 ============







                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   The Six Months Ended June 30, 1999 and 1998

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999

---------------------------------------------------------------------------------------------------------

                                                                                              LOOMIS
                                                                  FOUNDERS                    SAYLES
                                                                  GROWTH &       GROWTH      CORPORATE
                                                                   INCOME         INDEX        BOND
                                                                  PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                 ------------  ------------ ------------
ASSETS:
    Investments in securities, market value:  (1)                133,058,655 $ 414,998,773  212,376,479 $
    Cash                                                               6,792       360,183       94,040
    Dividends and interest receivable                                112,944       354,369    3,269,080
    Subscriptions receivable                                                        84,245
    Receivables for investments sold                               6,278,130    11,627,920   12,961,701
    Variation margin on futures contracts                                          302,200
                                                                 ------------  ------------ ------------

       Total assets                                              139,456,521   427,727,690  228,701,300
                                                                 ------------  ------------ ------------

LIABILITIES:
    Due to GW Capital Management                                     124,433       212,308      176,374
    Redemptions payable                                              363,808                    116,008
    Payables for investments purchased                             6,964,119     8,163,725    9,482,519
                                                                 ------------  ------------ ------------

       Total liabilities                                           7,452,360     8,376,033    9,774,901
                                                                 ------------  ------------ ------------

NET ASSETS                                                       132,004,161 $ 419,351,657  218,926,399 $
                                                                 ============  ============ ============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                                 11,516,034 $  15,845,830   19,990,640 $
    Additional paid-in capital                                   106,173,049   275,697,104  211,859,138
    Net unrealized appreciation (depreciation) on investments
    and translation
      of assets and liabilities denominated in foreign            12,303,621   122,370,186  (14,079,633)
      currencies
    Undistributed (overdistributed) net investment income              5,411        25,285      103,796
    Accumulated net realized gain on investments                   2,006,046     5,413,252    1,052,458
                                                                 ------------  ------------ ------------

NET ASSETS                                                       132,004,161 $ 419,351,657  218,926,399 $
                                                                 ============  ============ ============

NET ASSET VALUE PER OUTSTANDING SHARE                                  1.1463$       2.6464       1.0951$
                                                                 ============  ============ ============
    (Offering and redemption price)

SHARES OF CAPITAL STOCK OUTSTANDING:
     Authorized                                                  200,000,000   200,000,000  300,000,000
     Outstanding                                                 115,160,342   158,458,307  199,906,398

  (1)  Cost of investments in securities:                        120,755,034   293,024,849  226,456,112

See notes to financial statements.




-------------------------------------------------------------------------------------------------------------------

                                                                                       T. ROWE
                                                                       SHORT-TERM       PRICE
                                                                        MATURITY        MIDCAP        VALUE
                                                                          BOND          GROWTH        INDEX
                                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                       ------------  -------------  -----------
ASSETS:
    Investments in securities, market value:  (1)                       123,173,071$ 165,837,440  $ 364,674,440
    Cash                                                                     73,034      110,351        163,425
    Dividends and interest receivable                                     2,063,261       45,168        499,182
    Subscriptions receivable                                                             185,690         72,667
    Receivables for investments sold                                      6,210,000    9,258,430      2,839,000
    Variation margin on futures contracts                                                               126,650
                                                                       ------------  -------------  -----------

       Total assets                                                     131,519,366  175,437,079    368,375,364
                                                                       ------------  -------------  -----------

LIABILITIES:
    Due to GW Capital Management                                             67,335      150,181        194,132
    Redemptions payable                                                     382,638
    Payables for investments purchased                                    5,904,078   11,205,227      3,115,514
                                                                       ------------  -------------  -----------

       Total liabilities                                                  6,354,051   11,355,408      3,309,646
                                                                       ------------  -------------  -----------

NET ASSETS                                                              125,165,315$ 164,081,671  $ 365,065,718
                                                                       ============  =============  ===========

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                                        12,412,570$  10,931,462  $  17,521,054
    Additional paid-in capital                                          113,330,956  112,999,248    242,234,748
    Net unrealized appreciation (depreciation) on investments
    and translation
      of assets and liabilities denominated in foreign                     (784,024)  32,410,447    100,593,171
      currencies
    Undistributed (overdistributed) net investment income                    99,252     (525,553)         6,685
    Accumulated net realized gain on investments                            106,561    8,266,067      4,710,060
                                                                       ------------  -------------  -----------

NET ASSETS                                                              125,165,315$ 164,081,671  $ 365,065,718
                                                                       ============  =============  ===========

NET ASSET VALUE PER OUTSTANDING SHARE                                        1.0084$       1.5010 $       2.0836
                                                                       ============  =============  ===========
    (Offering and redemption price)

SHARES OF CAPITAL STOCK OUTSTANDING:
     Authorized                                                         200,000,000  200,000,000    300,000,000
     Outstanding                                                        124,125,705  109,314,627    175,210,546

  (1)  Cost of investments in securities:                               123,957,095  133,426,993    264,245,219

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999

-------------------------------------------------------------------------------------------------------

                                                                                           LOOMIS
                                                              FOUNDERS                     SAYLES
                                                              GROWTH &       GROWTH       CORPORATE
                                                               INCOME        INDEX          BOND
                                                              PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                             ------------  -----------   ------------
INVESTMENT INCOME:
   Interest                                                $    198,427  $    212,880  $  9,060,208
   Dividends                                                    513,212     1,286,740       113,930
   Less:  Foreign withholding tax                                (9,058)
                                                             ------------  -----------   ------------

     Total income                                               702,581     1,499,620     9,174,138
                                                             ------------  -----------   ------------

EXPENSES:
   Salaries                                                       3,940
   Legal and SEC fees                                             5,172
   Directors' fees                                                  500
   Audit fees                                                     3,029
   Investment administration                                     31,989
   Bank and custodial fees                                       20,011
   Other expenses                                                 6,655
   Management fee                                               610,114     1,062,582       946,917
                                                             ------------  -----------   ------------
     Total expenses                                             681,410     1,062,582       946,917

Less amount paid by GW Capital Management                         2,071
                                                             ------------  -----------   ------------

     Net expenses                                               679,339     1,062,582       946,917
                                                             ------------  -----------   ------------

NET INVESTMENT INCOME (LOSS)                                     23,242       437,038     8,227,221
                                                             ------------  -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                           2,203,680     5,289,280     1,100,703
   Net realized gain on futures contracts                                     499,945
   Change in net unrealized appreciation (depreciation)       2,338,509    29,077,107    (2,508,276)
   on investments
   Change in net unrealized appreciation on futures                           332,204
   contracts
                                                             ------------  -----------   ------------

     Net realized and unrealized gain (loss) on               4,542,189    35,198,536    (1,407,573)
     investments
                                                             ------------  -----------   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $  4,565,431  $ 35,635,574  $  6,819,648
                                                             ============  ===========   ============

See notes to financial statements.



-----------------------------------------------------------------------------------------------------------------

                                                                                  T. ROWE
                                                                   SHORT-TERM       PRICE
                                                                    MATURITY       MIDCAP         VALUE
                                                                      BOND         GROWTH         INDEX
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                  ------------- -------------  ------------
INVESTMENT INCOME:
   Interest                                                      $ 3,472,517   $   257,583   $    107,217
   Dividends                                                                       186,262      3,315,868
   Less:  Foreign withholding tax                                                   (1,380)          (340)
                                                                  ------------- -------------  ------------

     Total income                                                  3,472,517       442,465      3,422,745
                                                                  ------------- -------------  ------------

EXPENSES:
   Salaries                                                                          3,940
   Legal and SEC fees                                                               17,499
   Directors' fees                                                                     600
   Audit fees                                                                        3,029
   Investment administration                                                        29,529
   Bank and custodial fees                                                          16,629
   Other expenses                                                                    6,139
   Management fee                                                    353,049       731,214      1,005,390
                                                                  ------------- -------------  ------------
     Total expenses                                                  353,049       808,579      1,005,390

Less amount paid by GW Capital Management                                           40,805
                                                                  ------------- -------------  ------------

     Net expenses                                                    353,049       767,774      1,005,390
                                                                  ------------- -------------  ------------

NET INVESTMENT INCOME (LOSS)                                       3,119,468      (325,309)     2,417,355
                                                                  ------------- -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                                  114,130     8,160,205      5,073,423
   Net realized gain on futures contracts                                                          20,246
   Change in net unrealized appreciation (depreciation)           (1,647,657)    9,211,473     33,444,337
   on investments
   Change in net unrealized appreciation on futures                                                18,725
   contracts
                                                                  ------------- -------------  ------------

     Net realized and unrealized gain (loss) on                   (1,533,527)   17,371,678     38,556,731
     investments
                                                                  ------------- -------------  ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 1,585,941   $17,046,369   $ 40,974,086
                                                                  ============= =============  ============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998

---------------------------------------------------------------------------------------------------------------------
                                                                                    ------------------------------

                                                                   FOUNDERS                       GROWTH
                                                                GROWTH & INCOME                    INDEX
                                                                   PORTFOLIO                     PORTFOLIO
                                                            ------------------------      ------------------------
                                                                       -------------                   -----------
                                                               1999         1998             1999         1998
                                                            -----------  -----------      -----------  -----------
INCREASE IN ASSETS:

OPERATIONS:
    Net investment income (loss)                          $     23,242 $    859,266     $    437,038 $    314,080
    Net realized gain on investments                         2,203,680    7,753,173        5,289,280    7,873,137
    Net realized gain on futures contracts                                                   499,945
    Change in net unrealized appreciation (depreciation)     2,338,509    3,652,730       29,077,107   25,449,152
    on investments
    Change in net unrealized appreciation on futures                                         332,204
    contracts
                                                            -----------  -----------      -----------  -----------

      Net increase in net assets resulting from              4,565,431   12,265,169       35,635,574   33,636,369
      operations
                                                            -----------  -----------      -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                 (20,123)    (868,731)        (405,677)    (308,054)
    From net realized gains                                 (3,730,765)                   (3,436,535)    (118,459)
                                                            -----------  -----------      -----------  -----------

      Total distributions                                   (3,750,888)    (868,731)      (3,842,212)    (426,513)
                                                            -----------  -----------      -----------  -----------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                       12,710,136    9,613,946       94,950,167   39,703,840
    Reinvestment of distributions                            3,750,888      868,731        3,842,212      426,513
    Redemptions of shares                                   (6,158,643)  (7,013,600)      (8,404,313)  (17,066,987)
                                                            -----------  -----------      -----------  -----------

      Net increase in net assets resulting from shares      10,302,381    3,469,077       90,388,066   23,063,366
      transactions
                                                            -----------  -----------      -----------  -----------

      Total increase in net assets                          11,116,924   14,865,515       122,181,428  56,273,222

NET ASSETS:
    Beginning of period                                     120,887,237  94,206,892       297,170,229  162,975,760
                                                            -----------  -----------      -----------  -----------

    End of period  (1)                                    $ 132,004,161$ 109,072,407    $ 419,351,657$ 219,248,982
                                                            ===========  ===========      ===========  ===========

OTHER INFORMATION:

SHARES:
     Sold                                                   11,478,889    8,707,790       37,794,426   19,313,501
     Issued in reinvestment of distributions                 3,521,271      759,797        1,566,567      197,298
     Redeemed                                               (5,432,553)  (6,462,389)      (3,318,042)  (8,433,041)
                                                            -----------  -----------      -----------  -----------

       Net increase                                          9,567,607    3,005,198       36,042,951   11,077,758
                                                            ===========  ===========      ===========  ===========

(1)  Including undistributed (overdistributed) net               5,411       (5,246)          25,285        5,661
investment income
See notes to financial statements.


-------------------------------------------------------------------------------------------------


                                                                         LOOMIS SAYLES
                                                                        CORPORATE BOND
                                                                           PORTFOLIO
                                                                   --------------------------

                                                                      1999          1998
                                                                   ------------  ------------
INCREASE IN ASSETS:

OPERATIONS:
    Net investment income (loss)                                 $  8,227,221  $  6,387,715
    Net realized gain on investments                                1,100,703     2,285,425
    Net realized gain on futures contracts
    Change in net unrealized appreciation (depreciation)           (2,508,276)   (2,017,147)
    on investments
    Change in net unrealized appreciation on futures
    contracts
                                                                   ------------  ------------

      Net increase in net assets resulting from                     6,819,648     6,655,993
      operations
                                                                   ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                     (8,135,270)   (6,923,827)
    From net realized gains                                        (2,072,615)     (830,216)
                                                                   ------------  ------------

      Total distributions                                          (10,207,885)  (7,754,043)
                                                                   ------------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                              25,419,403    41,159,092
    Reinvestment of distributions                                  10,207,885     7,754,043
    Redemptions of shares                                          (12,698,685)  (7,498,548)
                                                                   ------------  ------------

      Net increase in net assets resulting from shares             22,928,603    41,414,587
      transactions
                                                                   ------------  ------------

      Total increase in net assets                                 19,540,366    40,316,537

NET ASSETS:
    Beginning of period                                            199,386,033   158,884,389
                                                                   ------------  ------------

    End of period  (1)                                           $ 218,926,399 $ 199,200,926
                                                                   ============  ============

OTHER INFORMATION:

SHARES:
     Sold                                                          22,463,018    33,626,459
     Issued in reinvestment of distributions                        9,348,531     6,488,759
     Redeemed                                                      (11,236,322)  (6,158,350)
                                                                   ------------  ------------

       Net increase                                                20,575,227    33,956,868
                                                                   ============  ============

(1)  Including undistributed (overdistributed) net                 5,6103,796       153,186
investment income
See notes to financial statements.



   (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 1999 AND 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 -------------------------

                                                                SHORT-TERM            T. ROWE PRICE
                                                              MATURITY BOND           MIDCAP GROWTH               VALUE INDEX
                                                                PORTFOLIO               PORTFOLIO                  PORTFOLIO
                                                        ------------------------------------------------- --------------------------
                                                                    -------------             ------------
                                                            1999         1998       1999         1998         1999          1998
                                                        -----------  ----------------------  ------------ ------------  ------------
INCREASE IN ASSETS:

OPERATIONS:
    Net investment income (loss)                          3,119,468 $  2,349,527   (325,309)$    (68,284)   2,417,355  $  2,064,658
    Net realized gain on investments                        114,130       59,350  8,160,205    2,290,213    5,073,423    11,357,498
    Net realized gain on futures contracts                                                                     20,246
    Change in net unrealized appreciation (depreciation) (1,647,657)     146,563  9,211,473    8,568,359   33,444,337    15,578,983
    on investments
    Change in net unrealized appreciation on futures                                                           18,725
    contracts
                                                        -----------  ----------------------  ------------ ------------  ------------

      Net increase in net assets resulting from           1,585,941    2,555,440 17,046,369   10,790,288   40,974,086    29,001,139
      operations
                                                        -----------  ----------------------  ------------ ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                           (3,056,681)  (2,317,675)               (294,457)  (2,424,165)   (2,172,435)
    From net realized gains                                 (33,579)               (301,471)               (6,111,747)     (419,816)
                                                        -----------  ----------------------  ------------ ------------  ------------

      Total distributions                                (3,090,260)  (2,317,675)  (301,471)    (294,457)  (8,535,912)   (2,592,251)
                                                        -----------  ----------------------  ------------ ------------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                    18,272,202   25,427,092 19,935,122   42,251,387   25,359,933    51,569,767
    Reinvestment of distributions                         3,090,260    2,317,675    301,471      294,457    8,535,912     2,592,251
    Redemptions of shares                               (5,609,919)  (7,074,454)(12,662,258) (3,990,609)  (27,607,799)  (27,967,321)
                                                        -----------  ----------------------  ------------ ------------  ------------

      Net increase in net assets resulting from shares   15,752,543   20,670,313  7,574,335   38,555,235    6,288,046    26,194,697
      transactions
                                                        -----------  ----------------------  ------------ ------------  ------------

      Total increase in net assets                       14,248,224   20,908,078 24,319,233   49,051,066   38,726,220    52,603,585

NET ASSETS:
    Beginning of period                                  110,917,091  78,367,545 139,762,438  56,704,297   326,339,498   237,421,804
                                                        -----------  ----------------------  ------------ ------------  ------------

    End of period  (1)                                   125,165,315$ 99,275,623 164,081,671$ 105,755,363  365,065,718 $ 290,025,389
                                                        ===========  ======================  ============ ============  ============

OTHER INFORMATION:

SHARES:
     Sold                                                17,871,491   24,885,220 14,660,553   34,394,759   12,657,744    26,851,189
     Issued in reinvestment of distributions              3,055,154    2,282,884    235,617      244,194    4,483,732     1,310,247
     Redeemed                                           (5,504,215)  (6,910,969)(9,327,690)  (3,380,666)  (14,110,082)  (14,481,671)
                                                        -----------  ----------------------  ------------ ------------  ------------

       Net increase                                      15,422,430   20,257,135  5,568,480   31,258,287    3,031,394    13,679,765
                                                        ===========  ======================  ============ ============  ============

(1)  Including undistributed (overdistributed) net           99,252       61,507   (525,553)    (103,340)       6,685         9,681
investment income

See notes to financial statements.                             (Concluded)

MAXIM SERIES FUND, INC.

FOUNDERS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the periods ended December 31, 1998 and 1997 are as follows:

                                                      Six Months Ended         Year Ended December 31,
                                                                           --------------------------------
                                                       June 30, 1999            1998             1997
                                                      -----------------    ---------------   --------------
                                                                                                  (A)
Net Asset Value, Beginning of Period               $         1.1448      $        1.0228   $       1.0000

Income From Investment Operations

Net investment income                                        0.0002               0.0157           0.0089
Net realized and unrealized gain                             0.0365               0.1655           0.0228
                                                      -----------------    ---------------   --------------

Total Income From Investment Operations                      0.0367               0.1812           0.0317
                                                      -----------------    ---------------   --------------

Less Distributions

From net investment income                                  (0.0002)             (0.0157)         (0.0089)
From net realized gains                                     (0.0350)             (0.0435)
                                                      -----------------    ---------------   --------------

Total Distributions                                         (0.0352)             (0.0592)         (0.0089)
                                                      -----------------    ---------------   --------------

Net Asset Value, End of Period                     $         1.1463      $        1.1448   $       1.0228
                                                      =================    ===============   ==============

Total Return                                                 3.44%               17.85%            3.17%

Net Assets, End of Period                          $    132,004,161      $  120,887,237    $    94,206,892

Ratio of Expenses to Average Net Assets:
     Before reimbursement                                     1.12% *             1.15%            1.15% *
     After reimbursement #                                    1.11% *             1.15%            1.14% *

Ratio of Net Investment Income to Average Net                 0.04% *             1.46%            1.78% *
Assets

Portfolio Turnover Rate                                    121.14%              287.17%          111.45%

Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $143,140,293 and $143,875,991, respectively.

(A) The portfolio commenced operations on July 1, 1997.


* Annualized

# Percentage is shown net of expenses reimbursed by GW Capital Management, LLC.

                                                 (Continued)

MAXIM SERIES FUND, INC.

GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996 and 1995 are as follows:

                                      Six Months Ended                 Year Ended December 31,
                                                       --------------------------------------------------------
                                       June 30, 1999       1998          1997           1996          1995
                                      ----------------  ------------  ------------  -------------  ------------

Net Asset Value, Beginning of Period      2.4276      $   1.8507    $   1.4852    $     1.3459   $     1.0120

Income From Investment Operations

Net investment income                     0.0028          0.0070        0.0085          0.0114         0.0127
Net realized and unrealized gain          0.2437          0.6769        0.4241          0.2851         0.3432
                                      ----------------  ------------  ------------  -------------  ------------

Total Income From Investment              0.2465          0.6839        0.4326          0.2965         0.3559
Operations

                                      ----------------  ------------  ------------  -------------  ------------

Less Distributions

From net investment income               (0.0026)        (0.0070)      (0.0085)        (0.0114)       (0.0165)
From net realized gains                  (0.0251)        (0.1000)      (0.0586)        (0.1458)       (0.0055)
                                      ----------------  ------------  ------------  -------------  ------------

Total Distributions                      (0.0277)        (0.1070)      (0.0671)        (0.1572)       (0.0220)
                                      ----------------  ------------  ------------  -------------  ------------

Net Asset Value, End of Period            2.6464      $   2.4276    $   1.8507    $     1.4852   $     1.3459
                                      ================  ============  ============  =============  ============

Total Return                                 10.25%       37.28%        29.26%         22.10%         35.29%

Net Assets, End of Period               419,351,657   $ 297,170,229 $ 162,975,760 $  83,743,210  $  43,515,299

Ratio of Expenses to Average Net          0.60% *          0.60%         0.60%          0.60%          0.60%
Assets

Ratio of Net Investment Income to
     Average Net Assets                   0.25% *          0.36%         0.54%          0.83%          1.15%

Portfolio Turnover Rate                       5.00%         26.48%        21.52%       41.55%         17.90%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $94,925,197 and $17,486,807, respectively.


*Annualized

                                  (Continued)

MAXIM SERIES FUND, INC.

LOOMIS SAYLES CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996 and 1995 are as follows:

                                         Six Months                    Year Ended December 31,
                                            Ended
                                                         ----------------------------------------------------
                                        June 30, 1999       1998         1997          1996         1995
                                       ----------------  -----------  ------------  -----------  ------------

Net Asset Value, Beginning of Period $      1.1118     $      1.1981$     1.1618  $      1.1521$      0.9716

Income From Investment Operations

Net investment income                       0.0427            0.0838      0.0764         0.0825       0.0842
Net realized and unrealized gain           (0.0059)          (0.0429)     0.0689         0.0324       0.1994
(loss)
                                       ----------------  -----------  ------------  -----------  ------------

Total Income From
  Investment Operations                     0.0368            0.0409      0.1453         0.1149       0.2836
                                       ----------------  -----------  ------------  -----------  ------------

Less Distributions

From net investment income                 (0.0423)          (0.0839)    (0.0762)       (0.0825)     (0.1001)
From net realized gains                    (0.0112)          (0.0433)    (0.0328)       (0.0227)     (0.0030)
                                       ----------------  -----------  ------------  -----------  ------------

Total Distributions                        (0.0535)          (0.1272)    (0.1090)       (0.1052)     (0.1031)
                                       ----------------  -----------  ------------  -----------  ------------

Net Asset Value, End of Period       $      1.0951     $      1.1118$     1.1981  $      1.1618$      1.1521
                                       ================  ===========  ============  ===========  ============

Total Return                                3.36%             3.43%      12.70%         10.35%       30.19%

Net Assets, End of Period            $   218,926,399   $ 199,386,033$ 158,884,389 $ 83,645,029 $ 45,530,190

Ratio of Expenses to Average Net            0.90% *           0.90%        0.90%         0.90%        0.90%
Assets

Ratio of Net Investment Income to
  Average Net Assets                        7.81% *           7.41%       7.14%          7.68%        7.89%

Portfolio Turnover Rate                    14.39%            55.47%      52.69%         40.02%       24.70%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $34,850,497 and $29,160,529, respectively.

*Annualized

                              (Continued)

MAXIM SERIES FUND, INC.

SHORT-TERM MATURITY BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996 and 1995 are as follows:

                                          Six Months                     Year Ended December 31,
                                             Ended
                                                          ------------------------------------------------------
                                         June 30, 1999        1998           1997          1996        1995
                                        ----------------  -------------   -----------   ----------- ------------
                                                                                                        (A)
Net Asset Value, Beginning of Period  $       1.0204    $     1.0134    $      1.0065 $    1.0092       1.0000

Income From Investment Operations

Net investment income                         0.0258          0.0546           0.0534      0.0489       0.0194
Net realized and unrealized gain             (0.0122)         0.0087           0.0070     (0.0027)      0.0105
(loss)
                                        ----------------  -------------   -----------   ----------- ------------

Total Income From Investment                  0.0136          0.0633           0.0604      0.0462       0.0299
Operations
                                        ----------------  -------------   -----------   ----------- ------------

Less Distributions

From net investment income                   (0.0253)        (0.0543)         (0.0534)    (0.0489)     (0.0207)
From net realized gains                      (0.0003)        (0.0020)         (0.0001)
                                        ----------------  -------------   -----------   ----------- ------------

Total Distributions                          (0.0256)        (0.0563)         (0.0535)    (0.0489)     (0.0207)
                                        ----------------  -------------   -----------   ----------- ------------

Net Asset Value, End of Period        $       1.0084    $     1.0204    $      1.0134 $    1.0065       1.0092
                                        ================  =============   ===========   =========== ============

Total Return                                  1.34%           6.36%            6.14%       4.70%        3.02%

Net Assets, End of Period             $   125,165,315   $ 110,917,091   $  78,367,545 $ 39,503,114  15,618,670

Ratio of Expenses to Average Net              0.60% *         0.60%            0.60%       0.60%        0.53%*
Assets

Ratio of Net Investment Income to
    Average Net Assets                        5.30% *         5.45%            5.47%       5.15%        4.61%*

Portfolio Turnover Rate                      20.09%          37.33%           84.59%      51.71%       97.87%



Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $32,909,987 and $23,024,804, respectively.


(A) The portfolio commenced operations on August 1, 1995.

* Annualized


                                         (Continued)

MAXIM SERIES FUND, INC.

T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the periods ended December 31, 1998 and 1997 are as follows:

                                                     Six Months Ended             Year Ended December 31,
                                                                           ---------------------------------------
                                                       June 30, 1999            1998                  1997
                                                    --------------------   ----------------     ------------------
                                                                                                       (A)
Net Asset Value, Beginning of Period              $       1.3472         $  1.1069           $       1.0000

Income From Investment Operations

Net investment income (loss)                             (0.0029)              (0.0016)
Net realized and unrealized gain                          0.1595                0.2471                0.1086
                                                    --------------------   ----------------     ------------------

Total Income From Investment Operations                   0.1566                0.2455                0.1086
                                                    --------------------   ----------------     ------------------

Less Distributions

From net realized gains                                  (0.0028)              (0.0052)              (0.0017)
                                                    --------------------   ----------------     ------------------

Total Distributions                                      (0.0028)              (0.0052)              (0.0017)
                                                    --------------------   ----------------     ------------------

Net Asset Value, End of Period                    $       1.5010        $       1.3472        $       1.1069
                                                    ====================   ================     ==================

Total Return                                             11.67%                22.23%                10.86%

Net Assets, End of Period                         $     164,081,671     $    139,762,438      $     56,704,297

Ratio of Expenses to Average Net Assets:
    Before reimbursement                                        1.10% *         1.16%                 1.30% *
    After reimbursement #                                       1.05% *         1.05%                 1.05% *

Ratio of Net Investment Income to Average Net                 (0.44)% *        (0.21)%               (0.16)% *
Assets

Portfolio Turnover Rate                                  33.68%                52.50%                24.28%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $54,974,963 and $46,744,191, respectively.


(A) The portfolio commenced operations on July 1, 1997.

* Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management,LLC

                                       (Continued)

MAXIM SERIES FUND, INC.

VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the six months ended June 30, 1999, and the years ended December 31, 1998, 1997, 1996 and 1995 are as follows:

                                       Six Months                     Year Ended December 31,
                                          Ended
                                                       ------------------------------------------------------
                                      June 30, 1999       1998           1997          1996         1995
                                     ----------------  ------------  -------------  -----------  ------------

Net Asset Value, Beginning of     $        1.8953    $      1.8136 $    1.4538    $      1.2623$     0.9614
Period

Income From Investment Operations

Net investment income                      0.0138           0.0279      0.0278           0.0298      0.0305
Net realized and unrealized gain           0.2245           0.2301      0.4631           0.2287      0.3198
                                     ----------------  ------------  -------------  -----------  ------------

Total Income From
   Investment Operations                   0.2383           0.2580      0.4909           0.2585      0.3503
                                     ----------------  ------------  -------------  -----------  ------------

Less Distributions

From net investment income                (0.0139)         (0.0278)    (0.0278)         (0.0298)    (0.0359)
From net realized gains                   (0.0361)         (0.1485)    (0.1033)         (0.0372)    (0.0135)
                                     ----------------  ------------  -------------  -----------  ------------

Total Distributions                       (0.0500)         (0.1763)    (0.1311)         (0.0670)    (0.0494)
                                     ----------------  ------------  -------------  -----------  ------------

Net Asset Value, End of Period    $        2.0836    $      1.8953 $    1.8136    $      1.4538$     1.2623
                                     ================  ============  =============  ===========  ============

Total Return                              12.83%           14.48%       34.08%          20.63%      36.80%

Net Assets, End of Period         $    365,065,718   $ 326,339,498 $ 237,421,804  $  122,283,02$  65,183,898

Ratio of Expenses to
   Average Net Assets                      0.60%*           0.60%       0.60%            0.60%      0.60%

Ratio of Net Investment Income
  to Average Net Assets                    1.44%*           1.54%       1.83%            2.38%      2.87%

Portfolio Turnover Rate                    8.55%           39.67%        26.03%         16.31%     18.11%


Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the six months ended June 30, 1999 were $28,512,206 and $31,236,236, respectively.

*Annualized

                                                           *
                                                          *A
                                                 (Concluded)


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1999 AND 1998
-------------------------------------------------------------------------------


1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Founders Growth & Income, Loomis Sayles Corporate Bond, Growth Index, T. Rowe Price MidCap Growth, Short-Term Maturity Bond, and Value Index Portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account, FutureFunds Series Account II, Maxim Series Account, and Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts issued by the Company and to the TNE Series (k) Account of Metropolitan Life Insurance Company ("Met") to fund benefits under variable annuity contracts issued by Met. Shares of the Fund are also sold to the Profile Portfolios of the Fund which are sold only to FutureFunds Series and Maxim Series Accounts of the Company to fund benefits under variable annuity contracts.

        Effective May 1, 1999, the Corporate Bond Portfolio changed its name to Loomis Sayles Corporate Bond Portfolio and the MidCap Growth Portfolio changed its name to T. Rowe Price MidCap Growth Portfolio. Effective May 27, 1999, the Founders Blue Chip Portfolio changed its name to Founders Growth & Income Portfolio.


2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

        Dividends

        Dividends  from  investment  income  of  the  Short-Term  Maturity  Bond
        Portfolio are declared and reinvested quarterly. Dividends from investment income of the Founders Growth & Income, Growth Index, Loomis Sayles Corporate Bond, T. Rowe Price MidCap Growth, and the Value Index Portfolios are declared and reinvested semi-annually. Dividends from capital gains of all Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the securities are purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Founders Growth & Income, Growth Index, Loomis Sayles Corporate Bond, T. Rowe Price MidCap Growth, and Value Index Portfolios and specific lot selection for the Short-Term Maturity Bond Portfolio.

        Security Valuation

        Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund. Short-term and money market securities are valued at amortized cost which approximates market value. The Portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at June 30, 1999 were as follows:

                                               Loomis Sayles
                                                 Corporate              Short-Term Maturity
                                               Bond Portfolio               Bond Portfolio
                                             --------------------      -------------------------

            Aggregate Cost              $       21,035,128       $          5,097,794

            Aggregate Fair Value        $       21,727,840       $          5,068,410
            Percent of Net Assets                    9.92%                      4.05%

        Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

        Foreign Currency Translations

     The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

        Financial Futures Contracts

        The index funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received by the funds each day, depending on the daily fluctuations in the fair value of the underlying security. Should market conditions move unexpectedly, the funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

        Federal Income Taxes

        For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary income and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.


3.      INVESTMENT ADVISORY AGREEMENT

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Growth Index Portfolio, Short-Term Maturity Bond Portfolio, and Value Index Portfolio; .90% of the average daily net assets of the Loomis Sayles Corporate Bond Portfolio; and 1.00% of the average daily net assets of the Founders Growth & Income Portfolio and
        T. Rowe Price MidCap Growth Portfolio. However, the investment advisor shall pay any expenses of the Fund which exceed an annual rate, including management fees, of 1.15% and 1.05% of the average daily net assets of the Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios, respectively.


4.      UNREALIZED APPRECIATION (DEPRECIATION)

        Gross unrealized appreciation (depreciation) of securities is as follows as of June 30, 1999:

                                                                                      Net
                                                    Gross           Gross         Unrealized
                                                 Appreciation    Depreciation    Appreciation

                                                                                 (Depreciation)

        Founders Growth & Income Portfolio     $  14,160,507   $ (1,856,886)  $    12,303,621

        Growth Index Portfolio                   128,776,212     (6,802,288)      121,973,924

        Loomis Sayles Corporate Bond               8,209,595     (22,289,228)     (14,079,633)
        Portfolio

        Short-Term Maturity Bond Portfolio           232,588     (1,016,612)         (784,024)

        T. Rowe Price MidCap Growth Portfolio     40,199,687     (7,789,240)       32,410,447

        Value Index Portfolio                    107,806,989     (7,377,768)      100,429,221


5.      FUTURES CONTRACTS

        At June 30, 1999, the unrealized appreciation (depreciation) on open futures contracts, expiring in September 1999 was:

                                                       Number of
             Portfolio            Futures Contract      Contracts      Unrealized Appreciation


        Growth Index Portfolio             S&P 500                 13         $ 396,262

        Value Index Portfolio              S&P 500                 14            163,950







The Maxim Series Fund

Foreign Equity Portfolio

COMMON STOCK

AUSTRALIA            --- 1.8%

HOLDING & INVEST. OFFICES
    359,000 Southcorp Ltd                                              1,445,571
                                                                      $1,445,571

TOTAL AUSTRALIA            --- 1.8%                                   $1,445,571

BRAZIL               --- 0.0%

TELEPHONE
        959 Telec Minas Gerais (rights)*                                       5
                                                                              $5

TOTAL BRAZIL               --- 0.0%                                          $05

CANADA               --- 4.8%

ELECTRONICS - HIGH TECH
     18,200 Nortel Networks Corp                                       1,558,939
                                                                      $1,558,939

OIL & GAS
     53,000 Imperial Oil Ltd                                           1,008,838
                                                                      $1,008,838

TRANSPORTATION EQUIPMENT
     84,000 Bombardier Inc Series B                                    1,284,840
                                                                      $1,284,840

TOTAL CANADA               --- 4.8%                                   $3,852,617

FRANCE               --- 0.1%

MFTG - INDUSTRIAL PRODS
        180 Compagnie de Saint Gobain                                     28,678
        700 Pechiney International SA Class A                             30,086
        700 Renault SA                                                    30,462
                                                                         $89,226

TOTAL FRANCE               --- 0.1%                                      $89,226

GERMANY              --- 0.2%

INDUSTRIAL PRODS & SVCS
        600 Veba AG                                                       35,267
                                                                         $35,267

MFTG - INDUSTRIAL PRODS
        350 DaimlerChrysler AG                                            30,570
        450 Siemens AG                                                    34,710
                                                                         $65,280

RETAIL TRADE
        700 Douglas Holding AG                                            31,617
                                                                         $31,617

TOTAL GERMANY              --- 0.2%                                     $132,164

HONG KONG            --- 1.3%

ELECTRONICS - HIGH TECH
    330,000 Hongkong Electric Holdings Ltd                             1,063,377
                                                                      $1,063,377

TOTAL HONG KONG            --- 1.3%                                   $1,063,377

ITALY                --- 0.0%

OIL & GAS
      5,000 ENI SpA                                                       29,853
                                                                         $29,853

TOTAL ITALY                --- 0.0%                                      $29,853

JAPAN                --- 0.5%

COMMUNICATIONS
         15 NTT Mobile Communications Network Inc                        203,457
                                                                        $203,457

ELECTRONICS - HIGH TECH
      1,000 Canon Inc                                                     28,782
      2,000 Fujitsu                                                       40,278
      3,000 NEC Corp                                                      37,342
        300 Sony Corp                                                     32,379
                                                                        $138,781

RETAIL TRADE
        100 Ryohin Keikaku Co Ltd                                         25,184
                                                                         $25,184

TOTAL JAPAN                --- 0.5%                                     $367,422

PORTUGAL             --- 0.1%

FOREIGN BANKS
      2,094 BPI-SGPS SA*                                                  43,942
                                                                         $43,942

TOTAL PORTUGAL             --- 0.1%                                      $43,942

SWEDEN               --- 0.0%

MFTG - INDUSTRIAL PRODS
      1,300 Sandvik AB                                                    28,834
                                                                         $28,834

TOTAL SWEDEN               --- 0.0%                                      $28,834

UNITED KINGDOM       --- 0.2%

COMMUNICATIONS
      1,500 Vodafone AirTouch PLC                                         29,550
                                                                         $29,550

CONSUMER SERVICES
      2,000 SmithKline Beecham PLC                                        25,988
                                                                         $25,988

OIL & GAS
      1,600 BP Amoco PLC                                                  28,671
                                                                         $28,671

RETAIL TRADE
      2,600 Diageo PLC*                                                   27,147
                                                                         $27,147

TRANSPORTATION EQUIPMENT
      4,500 British Aerospace PLC                                         29,202
                                                                         $29,202

TOTAL UNITED KINGDOM       --- 0.2%                                     $140,558

TOTAL COMMON STOCK --- 8.9%                                           $7,193,569
(Cost $5,940,600)

SHORT-TERM INVESTMENTS

JAPAN                --- 5.0%

CREDIT INSTITUTIONS
  4,000,000 Toyota Motor Credit Corp                                   3,997,139
                                                                      $3,997,139

TOTAL JAPAN                --- 5.0%                                   $3,997,139

UNITED STATES        --- 86.1%

CONSUMER SERVICES
  4,100,000 United Parcel Service                                      4,100,000
                                                                      $4,100,000

CREDIT INSTITUTIONS
  4,100,000 American Express Co                                        4,100,000
  2,000,000 Ford Motor Credit Co                                       2,000,000
  3,746,000 Prudential Funding Corp                                    3,746,000
                                                                      $9,846,000

ELECTRIC
  4,040,000 Baltimore Gas & Electric Co                                4,036,532
  4,000,000 Duke Energy Corp                                           3,993,742
  4,100,000 Electricity de France                                      4,100,000
                                                                     $12,130,274

ELECTRONICS - HIGH TECH
  4,000,000 Emerson Electric Co                                        3,993,200
  4,000,000 General Electric Co                                        3,986,166
                                                                      $7,979,366

FINANCIAL SERVICES
  4,000,000 Commercial Credit Co                                       3,989,800
  1,500,000 Household Finance Corp                                     1,494,813
                                                                      $5,484,613

INSURANCE
  4,100,000 American General Corp                                      4,094,792
                                                                      $4,094,792

MFTG - CONSUMER PRODS.
  4,100,000 Campbell Soup Co                                           4,100,000
  4,100,000 General Mills Inc                                          4,095,262
                                                                      $8,195,262

RETAIL TRADE
  4,100,000 Wal-Mart Stores Inc                                        4,100,000
                                                                      $4,100,000

SECURITIES & COMMODITIES
  4,000,000 Merrill Lynch & Co Inc                                     3,995,987
  1,500,000 Morgan Stanley Dean Witter & Co                            1,500,000
                                                                      $5,495,987

TELEPHONE
  4,100,000 AT&T Corp                                                  4,096,433
  4,000,000 Ameritech Corp                                             3,989,191
                                                                      $8,085,624

TOTAL UNITED STATES        --- 86.1%                                 $69,511,918

TOTAL SHORT-TERM INVESTMENTS --- 91.1%                               $73,509,057
(Cost $73,509,057)

TOTAL FOREIGN EQUITY PORTFOLIO --- 100.0%                            $80,702,626
(Cost $79,449,657)


The Maxim Series Fund

INVESCO ADR Portfolio

COMMON STOCK

AUSTRALIA            --- 6.3%

COMMUNICATIONS
     15,000 News Corporation Ltd                                         529,680
                                                                        $529,680

FOREIGN BANKS
     11,000 National Australia Bank Ltd sponsored ADR                    924,000
                                                                        $924,000

MINING
      8,000 Rio Tinto Ltd sponsored ADR                                  526,000
                                                                        $526,000

TOTAL AUSTRALIA            --- 6.3%                                   $1,979,680

DENMARK              --- 3.6%

FOREIGN BANKS
      6,500 Den Danske Bank ADR                                          711,750
                                                                        $711,750

MFTG - INDUSTRIAL PRODS
      8,000 Novo Nordisk A/S                                             428,000
                                                                        $428,000

TOTAL DENMARK              --- 3.6%                                   $1,139,750

FRANCE               --- 6.0%

MFTG - CONSUMER PRODS.
     10,000 Groupe Danone                                                523,120
                                                                        $523,120

OIL & GAS
      8,000 Total Fina SA*                                               521,000
                                                                        $521,000

SECURITIES & COMMODITIES
     25,000 Societe Generale                                             850,000
                                                                        $850,000

TOTAL FRANCE               --- 6.0%                                   $1,894,120

GERMANY              --- 11.9%

FOREIGN BANKS
      9,000 Deutsche Bank AG sponsored ADR                               551,250
                                                                        $551,250

INDUSTRIAL SERVICES
     10,000 SAP AG                                                       346,250
                                                                        $346,250

MFTG - INDUSTRIAL PRODS
     14,000 BASF AG                                                      623,000
     12,000 Bayer AG                                                     501,000
                                                                      $1,124,000

OIL & GAS
     12,000 RWE AG                                                       552,000
                                                                        $552,000

RETAIL TRADE
      6,000 DaimlerChrysler AG                                           533,250
                                                                        $533,250

TELEPHONE
     15,000 Deutsche Telekom AG                                          633,750
                                                                        $633,750

TOTAL GERMANY              --- 11.9%                                  $3,740,500

ITALY                --- 3.4%

FOREIGN BANKS
     24,000 San Paolo - IMI SpA sponsored ADR                            660,000
                                                                        $660,000

OIL & GAS
      7,000 ENI sponsored ADR                                            420,000
                                                                        $420,000

TOTAL ITALY                --- 3.4%                                   $1,080,000

JAPAN --- 1.4%

MFTG - CONSUMER PRODS.
      4,000 Sony Corp                                                    441,500
                                                                        $441,500

TOTAL JAPAN --- 1.4%                                                    $441,500

JAPAN                --- 13.7%

CONSUMER SERVICES
     40,000 Nintendo Company Ltd                                         695,000
                                                                        $695,000

ELECTRONICS - HIGH TECH
     20,000 Canon Inc sponsored ADR                                      582,500
     19,000 Fuji Photo Film                                              722,000
      6,000 Hitachi Ltd                                                  566,622
      2,000 Matsushita Electric Industrial Company Ltd                   396,624
                                                                      $2,267,746

MFTG - CONSUMER PRODS.
      3,000 Kirin Brewery Company Ltd                                    356,250
                                                                        $356,250

MFTG - INDUSTRIAL PRODS
      8,000 Kyocera Corp                                                 479,496
                                                                        $479,496

TRANSPORTATION EQUIPMENT
      6,000 Honda Motor Co Ltd                                           520,500
                                                                        $520,500

TOTAL JAPAN                --- 13.7%                                  $4,318,992

NETHERLANDS          --- 9.8%

ELECTRONICS - HIGH TECH
      5,520 Koninklijke Philips Electronics NV                           556,830
                                                                        $556,830

FOREIGN BANKS
     25,000 ABN AMRO Holding NV                                          551,550
     12,000 ING Groep NV                                                 660,000
                                                                      $1,211,550

MFTG - CONSUMER PRODS.
      9,821 Unilever NV ADR                                              685,015
                                                                        $685,015

MFTG - INDUSTRIAL PRODS
     15,000 Akzo Nobel NV                                                635,625
                                                                        $635,625

TOTAL NETHERLANDS          --- 9.8%                                   $3,089,020

PORTUGAL --- 2.1%

TELEPHONE
     16,000 Portugal Telecom SA                                          658,992
                                                                        $658,992

TOTAL PORTUGAL --- 2.1%                                                 $658,992

SPAIN                --- 7.7%

ELECTRIC
     35,000 Endesa sponsored ADR                                         743,750
                                                                        $743,750

OIL & GAS
     45,000 Repsol SA sponsored ADR                                      914,040
                                                                        $914,040

TELEPHONE
      5,202 Telefonica SA                                                765,344
                                                                        $765,344

TOTAL SPAIN                --- 7.7%                                   $2,423,134

SWITZERLAND          --- 5.3%

CONSUMER SERVICES
      9,000 Novartis AG                                                  657,000
                                                                        $657,000

HOLDING & INVEST. OFFICES
      2,500 Zurich Allied AG sponsored ADR                               290,000
                                                                        $290,000

MFTG - CONSUMER PRODS.
      8,000 Nestle SA                                                    726,000
                                                                        $726,000

TOTAL SWITZERLAND          --- 5.3%                                   $1,673,000

UNITED KINGDOM       --- 24.6%

AIR
      8,000 British Airways PLC                                          571,496
                                                                        $571,496

COMMUNICATIONS
     14,000 Carlton Communications PLC sponsored ADR                     600,250
                                                                        $600,250

CONSUMER SERVICES
     10,000 SmithKline Beecham PLC                                       660,620
                                                                        $660,620

ELECTRIC
     10,000 PowerGen PLC                                                 428,750
     15,000 Scottish Power PLC                                           525,000
                                                                        $953,750

FOREIGN BANKS
      3,500 HSBC Holdings PLC                                          1,277,500
                                                                      $1,277,500

HOLDING & INVEST. OFFICES
     20,180 AstraZeneca Group PLC                                        790,794
                                                                        $790,794

MFTG - CONSUMER PRODS.
     52,800 Associated British Foods PLC                                 345,840
                                                                        $345,840

MFTG - INDUSTRIAL PRODS
     12,000 British Steel PLC                                            312,744
      6,000 Glaxo Wellcome PLC                                           339,750
                                                                        $652,494

OIL & GAS
     17,000 Shell Transport and Trading Co                               788,375
                                                                        $788,375

RETAIL TRADE
     12,000 Marks & Spencer PLC                                          420,000
                                                                        $420,000

TELEPHONE
      4,000 British Telecommunications PLC                               685,000
                                                                        $685,000

TOTAL UNITED KINGDOM       --- 24.6%                                  $7,746,119

TOTAL COMMON STOCK --- 96.0%                                         $30,184,807
(Cost $26,044,053)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 4.0%

CREDIT INSTITUTIONS
  1,261,000 Prudential Funding Corp                                    1,261,000
                                                                      $1,261,000

TOTAL UNITED STATES        --- 4.0%                                   $1,261,000

TOTAL SHORT-TERM INVESTMENTS --- 4.0%                                 $1,261,000
(Cost $1,261,000)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%                               $31,445,807
(Cost $27,305,053)


The Maxim Series Fund

International Equity Portfolio

BONDS

FRANCE               --- 0.4%

INSURANCE
    483,450 Axa SA#                                                      501,525
            Eurodollar Convertible Notes
            2.500% January 1, 2014
                                                                        $501,525

TOTAL FRANCE               --- 0.4%                                     $501,525

TOTAL BONDS --- 0.4%                                                    $501,525
(Cost $546,878)

COMMON STOCK

ARGENTINA            --- 1.1%

OIL & GAS
    152,000 Perez Companc SA                                             881,600
                                                                        $881,600

TELEPHONE
     31,500 Nortel Inversora ADR                                         547,313
                                                                        $547,313

TOTAL ARGENTINA            --- 1.1%                                   $1,428,913

AUSTRALIA            --- 3.4%

CONSUMER SERVICES
    195,800 Mayne Nickless Ltd                                           668,109
                                                                        $668,109

FOREIGN BANKS
     75,400 Australia & New Zealand Banking Group Ltd                    552,828
                                                                        $552,828

INSURANCE
    725,483 HIH Insurance Ltd                                            865,898
     69,600 Lend Lease Corp Ltd                                          952,850
                                                                      $1,818,748

OIL & GAS
    291,745 WMC Ltd                                                    1,249,661
                                                                      $1,249,661

TOTAL AUSTRALIA            --- 3.4%                                   $4,289,346

AUSTRIA              --- 0.6%

ELECTRIC
      4,820 EVN AG                                                       704,800
                                                                        $704,800

TOTAL AUSTRIA              --- 0.6%                                     $704,800

BERMUDA --- 0.9%

INSURANCE
     39,600 Ace Ltd                                                    1,118,700
                                                                      $1,118,700

TOTAL BERMUDA --- 0.9%                                                $1,118,700

BERMUDA              --- 1.1%

INSURANCE
     20,700 Partnerre Ltd                                                773,663
     10,400 XL Capital Ltd                                               587,600
                                                                      $1,361,263

TOTAL BERMUDA              --- 1.1%                                   $1,361,263

BRAZIL               --- 2.6%

ELECTRIC
     72,900 Centrais Eletricas Brasileiras sponsored ADR                 656,100
                                                                        $656,100

FOREIGN BANKS
    656,800 Banco Itau                                                   336,011
                                                                        $336,011

TELEPHONE
     17,050 Telecomunicacoes Brasileiras SA sponsored ADR              1,537,688
     31,900 Telesp Participacoes SA                                      729,713
                                                                      $2,267,401

TOTAL BRAZIL               --- 2.6%                                   $3,259,512

CANADA               --- 3.7%

COMMUNICATIONS
     22,700 Nortel Networks Corp                                       1,970,632
                                                                      $1,970,632

ELECTRONICS - HIGH TECH
     41,800 Newbridge Networks Corp*                                   1,201,750
                                                                      $1,201,750

OIL & GAS
     36,900 Renaissance Energy Ltd*                                      496,683
                                                                        $496,683

TRANSPORTATION
     16,100 Canadian National Railway Co                               1,082,454
                                                                      $1,082,454

TOTAL CANADA               --- 3.7%                                   $4,751,519

CHILE                --- 0.8%

CONSUMER SERVICES
     41,700 Embotelladora Andina SA                                      635,925
                                                                        $635,925

TELEPHONE
     16,100 CIA Telecom Chile sponsored ADR                              398,475
                                                                        $398,475

TOTAL CHILE                --- 0.8%                                   $1,034,400

CHINA --- 0.5%

ELECTRIC
     88,100 Shandong Huaneng Power Company Ltd                           456,975
                                                                        $456,975

MFTG - CONSUMER PRODS.
    203,000 Guangdong Kelon Electrical Holdings Company Ltd              236,798
                                                                        $236,798

TOTAL CHINA --- 0.5%                                                    $693,773

DENMARK              --- 0.5%

FINANCIAL SERVICES
      9,700 Unidanmark A/S                                               646,021
                                                                        $646,021

TOTAL DENMARK              --- 0.5%                                     $646,021

FINLAND              --- 1.6%

MFTG - INDUSTRIAL PRODS
    105,700 Stora Enso OY (registered)                                 1,133,578
     27,838 Stora Enso OYJ Series A                                      298,874
     51,621 Stora Enso OYJ Series R                                      560,303
                                                                      $1,992,755

TOTAL FINLAND              --- 1.6%                                   $1,992,755

FRANCE               --- 5.9%

FOREIGN BANKS
     10,538 Banque Nationale de Paris                                    878,036
                                                                        $878,036

INDUSTRIAL PRODS & SVCS
     14,500 Alcatel                                                    2,041,003
                                                                      $2,041,003

INSURANCE
     12,882 Axa                                                        1,571,488
                                                                      $1,571,488

MFTG - INDUSTRIAL PRODS
     21,903 Rhone-Poulenc SA                                           1,000,802
                                                                      $1,000,802

OIL & GAS
      6,549 Elf Aquitaine SA                                             960,999
      8,016 Total Fina SA*                                             1,034,089
                                                                      $1,995,088

TOTAL FRANCE               --- 5.9%                                   $7,486,417

GERMANY              --- 2.9%

FINANCIAL SERVICES
     14,800 Deutsche Bank AG                                             901,970
                                                                        $901,970

INDUSTRIAL PRODS & SVCS
     12,100 Veba AG                                                      711,219
                                                                        $711,219

INSURANCE
      1,624 Muenchener Rueckver AG - registered*                         305,962
      1,624 Muenchener Rueckvers*                                        296,416
                                                                        $602,378

MFTG - INDUSTRIAL PRODS
      7,000 Hoechst AG                                                   315,444
     17,900 Volkswagen AG                                              1,154,947
                                                                      $1,470,391

TOTAL GERMANY              --- 2.9%                                   $3,685,958

HONG KONG            --- 5.2%

COMMUNICATIONS
    386,700 Asia Satellite Telecommunications Holdings Ltd               909,642
    354,900 Hong Kong Telecommunications Ltd                             921,753
    146,400 Television Broadcasts Ltd                                    686,872
                                                                      $2,518,267

ELECTRIC
    255,700 Hong Kong Electric Holdings Ltd                              823,956
                                                                        $823,956

HOLDING & INVEST. OFFICES
    959,000 Axa China Region Ltd                                         766,379
     85,200 Hutchison Whampoa Ltd                                        771,471
      3,703 Jardine Matheson Holdings Ltd                                 18,515
    932,000 Peregrine Investments Holdings Ltd*                                1
    158,700 Yue Yuen Industrial Holdings                                 366,154
                                                                      $1,922,520

REAL ESTATE
    159,000 Cheung Kong Holdings Ltd                                   1,414,098
                                                                      $1,414,098

TOTAL HONG KONG            --- 5.2%                                   $6,678,841

ISRAEL               --- 0.7%

CONSUMER SERVICES
     19,500 Teva Pharmaceutical Industries Ltd                           955,500
                                                                        $955,500

TOTAL ISRAEL               --- 0.7%                                     $955,500

ITALY                --- 3.3%

FOREIGN BANKS
    316,880 Banca Nazionale del Lavoro*                                  996,638
                                                                        $996,638

HOLDING & INVEST. OFFICES
     42,644 Telecom Italia SpA*                                          443,263
    400,000 Telecom Italia SpA RNC*                                    2,169,645
                                                                      $2,612,908

MFTG - INDUSTRIAL PRODS
    181,480 Fiat SpA                                                     574,526
                                                                        $574,526

TOTAL ITALY                --- 3.3%                                   $4,184,072

JAPAN                --- 6.0%

CONSTRUCTION
     87,400 Daito Trust Construction Co Ltd                              975,850
                                                                        $975,850

ELECTRONICS - HIGH TECH
     19,200 Sony Corp                                                  2,072,285
                                                                      $2,072,285

MFTG - INDUSTRIAL PRODS
    134,000 Yamato Kogyo Co Ltd                                          976,379
                                                                        $976,379

SECURITIES & COMMODITIES
     88,000 Nomura Securities Co Ltd                                   1,031,313
                                                                      $1,031,313

TELEPHONE
        117 Nippon Telegraph & Telephone Corp                          1,374,080
                                                                      $1,374,080

WATER
     67,000 Kurita Water Industries Ltd                                1,202,465
                                                                      $1,202,465

TOTAL JAPAN                --- 6.0%                                   $7,632,372

KOREA                --- 0.6%

COMMUNICATIONS
     17,700 Korea Telecom Corp ADR*                                      708,000
                                                                        $708,000

TOTAL KOREA                --- 0.6%                                     $708,000

MEXICO               --- 2.6%

MFTG - CONSUMER PRODS.
    262,100 ALFA SA Series A                                           1,088,261
                                                                      $1,088,261

MFTG - INDUSTRIAL PRODS
    653,600 Desc SA de CV Series B                                       720,908
      6,510 Desc SA de CV Series C                                         7,249
                                                                        $728,157

TELEPHONE
     18,300 Telefonos de Mexico SA sponsored ADR Class L               1,478,860
                                                                      $1,478,860

TOTAL MEXICO               --- 2.6%                                   $3,295,278

NETHERLANDS --- 0.3%

MFTG - INDUSTRIAL PRODS
     34,500 Ipsat International NV                                       381,639
                                                                        $381,639

TOTAL NETHERLANDS --- 0.3%                                              $381,639

NETHERLANDS          --- 5.4%

COMMUNICATIONS
     18,723 KPN NV                                                       878,476
                                                                        $878,476

ELECTRONICS - HIGH TECH
     17,020 Koninklijke Philips Electronics NV                         1,678,755
                                                                      $1,678,755

FINANCIAL SERVICES
     48,660 ING Groep NV*                                              1,113,318
                                                                      $1,113,318

MFTG - INDUSTRIAL PRODS
     25,200 Akzo Nobel NV                                              1,060,239
     51,200 New Holland NV                                               876,800
                                                                      $1,937,039

TRANSPORTATION
     24,623 TNT Post Group NV                                            587,807
                                                                        $587,807

TRANSPORTATION EQUIPMENT
     28,300 Koninklijke Nedlloyd NV                                      700,391
                                                                        $700,391

TOTAL NETHERLANDS          --- 5.4%                                   $6,895,786

NEW ZEALAND          --- 0.6%

AIR
    118,900 Air New Zealand Ltd                                          245,210
                                                                        $245,210

MFTG - CONSUMER PRODS.
     29,000 Fletcher Challenge Building                                   42,172
                                                                         $42,172

MFTG - INDUSTRIAL PRODS
    428,800 Carter Holt Harvey Ltd                                       512,454
                                                                        $512,454

TOTAL NEW ZEALAND          --- 0.6%                                     $799,836

NORWAY               --- 0.5%

MFTG - INDUSTRIAL PRODS
     15,900 Norsk Hydro ASA                                              600,038
                                                                        $600,038

TOTAL NORWAY               --- 0.5%                                     $600,038

RUSSIA               --- 0.2%

TELEPHONE
     32,000 Rostelecom sponsored ADR*                                    313,984
                                                                        $313,984

TOTAL RUSSIA               --- 0.2%                                     $313,984

SPAIN                --- 2.5%

ELECTRIC
     25,180 Compania Sevillana de Electricidad                           291,854
     31,300 Endesa SA                                                    667,479
     61,700 Iberdrola SA                                                 939,742
                                                                      $1,899,075

FOREIGN BANKS
      5,700 Banco Popular Espanol SA                                     409,979
                                                                        $409,979

TELEPHONE
     19,500 Telefonica SA*                                               939,263
                                                                        $939,263

TOTAL SPAIN                --- 2.5%                                   $3,248,317

SWEDEN               --- 2.9%

INDUSTRIAL PRODS & SVCS
     80,800 ABB AB B Shares                                            1,072,440
                                                                      $1,072,440

MFTG - INDUSTRIAL PRODS
     53,293 Granges AB                                                   905,403
     32,300 Sandvik AB - B Shares                                        716,423
     35,400 Volvo AB B Shares                                          1,029,507
                                                                      $2,651,333

TOTAL SWEDEN               --- 2.9%                                   $3,723,773

SWITZERLAND          --- 3.3%

CONSUMER SERVICES
        400 Kuoni Reisen AG Class B                                    1,543,115
                                                                      $1,543,115

INSURANCE
      2,860 Zurich Allied AG                                           1,626,924
                                                                      $1,626,924

MFTG - CONSUMER PRODS.
        682 Novartis AG                                                  996,229
                                                                        $996,229

TOTAL SWITZERLAND          --- 3.3%                                   $4,166,268

THAILAND             --- 0.5%

FOREIGN BANKS
    202,900 Thai Farmers Bank PLC*                                       626,846
                                                                        $626,846

TOTAL THAILAND             --- 0.5%                                     $626,846

UNITED KINGDOM --- 0.7%

HOLDING & INVEST. OFFICES
     25,087 HSBC Holdings PLC                                            915,100
                                                                        $915,100

TOTAL UNITED KINGDOM --- 0.7%                                           $915,100

UNITED KINGDOM       --- 10.1%

AIR
    130,900 British Airways PLC                                          903,071
                                                                        $903,071

CONSUMER SERVICES
    456,200 Medeva PLC                                                   740,540
  1,013,600 SkyePharma PLC*                                              798,717
                                                                      $1,539,257

ELECTRIC
    109,010 National Power PLC                                           793,715
                                                                        $793,715

INDUSTRIAL SERVICES
    306,339 Invensys PLC                                               1,449,578
                                                                      $1,449,578

MFTG - CONSUMER PRODS.
    343,500 British Steel                                                889,177
    155,300 Safeway PLC                                                  622,284
    272,100 Storehouse PLC                                               578,920
                                                                      $2,090,381

MFTG - INDUSTRIAL PRODS
      8,945 AstraZeneca Group PLC                                        345,948
    195,070 Nycomed Amersham PLC                                       1,388,046
    257,300 The Weir Group PLC                                         1,074,588
                                                                      $2,808,582

RETAIL TRADE
    102,100 Lex Service PLC                                              941,321
    181,100 Marks & Spencer PLC                                        1,047,468
                                                                      $1,988,789

TRANSPORTATION
     86,000 Peninsular & Oriental Steam Navigation Co                  1,290,980
                                                                      $1,290,980

TOTAL UNITED KINGDOM       --- 10.1%                                 $12,864,353

TOTAL COMMON STOCK --- 70.9%                                         $90,443,380
(Cost $75,553,541)

PREFERRED STOCK

AUSTRALIA            --- 1.2%

MFTG - CONSUMER PRODS.
    196,761 News Corporation Ltd (vtg)                                 1,494,711
                                                                      $1,494,711

TOTAL AUSTRALIA            --- 1.2%                                   $1,494,711

TOTAL PREFERRED STOCK --- 1.2%                                        $1,494,711
(Cost $724,058)

SHORT-TERM INVESTMENTS

UNITED STATES        --- 27.6%

CREDIT INSTITUTIONS
  6,400,000 Ford Motor Credit Co                                       6,400,000
  6,202,000 Prudential Funding Corp                                    6,202,000
                                                                     $12,602,000

ELECTRIC
  6,400,000 Duke Energy Corp                                           6,400,000
  6,400,000 Electricity de France                                      6,400,000
                                                                     $12,800,000

LEASING
  3,400,000 International Lease Finance Co                             3,400,000
                                                                      $3,400,000

RETAIL TRADE
  6,400,000 Wal-Mart Stores Inc                                        6,400,000
                                                                      $6,400,000

TOTAL UNITED STATES        --- 27.6%                                 $35,202,000

TOTAL SHORT-TERM INVESTMENTS --- 27.6%                               $35,202,000
(Cost $35,202,000)

TOTAL INTERNATIONAL EQUITY PORTFOLIO --- 100.0%                     $127,641,616
(Cost $112,026,477)


The Maxim Series Fund

Ariel MidCap Value Portfolio

COMMON STOCK

CONSUMER SERVICES --- 3.3%
     29,200 Bausch & Lomb Inc                                          2,233,800
     68,300 Carnival Corp                                              3,312,550
     49,600 Galileo International Inc                                  2,650,475
     21,000 Sabre Group Holdings Inc*                                  1,443,750
                                                                      $9,640,575

CREDIT INSTITUTIONS --- 1.3%
     66,400 MBNA Corp                                                  2,033,500
     50,500 Mellon Bank Corp                                           1,836,938
                                                                      $3,870,438

ELECTRONICS - HIGH TECH --- 0.6%
     89,400 International Game Technology                              1,653,900
                                                                      $1,653,900

INDUSTRIAL SERVICES --- 1.7%
     66,100 Equifax Inc                                                2,358,911
     19,100 Omnicom Group Inc                                          1,528,000
     16,000 Pitney Bowes Inc                                           1,028,000
                                                                      $4,914,911

INSURANCE --- 1.7%
     53,400 MBIA Inc                                                   3,457,650
     26,400 XL Capital Ltd                                             1,491,600
                                                                      $4,949,250

MFTG - CONSUMER PRODS. --- 9.9%
     68,300 Central Newspapers Inc                                     2,569,788
     18,500 Clorox Co                                                  1,976,022
     28,000 HON Industries Inc                                           817,236
     35,000 Harte-Hanks Inc                                              949,375
    126,000 Hasbro Inc                                                 3,520,062
    113,700 Herman Miller Inc                                          2,387,700
     46,700 Houghton Mifflin Co                                        2,197,795
     87,500 Interface Inc Class A                                        754,688
     85,200 Lee Enterprises Inc                                        2,598,600
     88,800 Leggett & Platt Inc                                        2,469,706
     61,800 McCormick & Company Inc (nonvtg)                           1,950,532
     38,500 Tribune Co                                                 3,354,313
    172,000 Whitman Corp                                               3,096,000
                                                                     $28,641,817

MFTG - INDUSTRIAL PRODS --- 3.4%
     30,500 Ecolab Inc                                                 1,330,563
     52,600 Libbey Inc                                                 1,525,400
     99,900 Shorewood Packaging Corp*                                  1,841,856
    119,000 Specialty Equipment Companies Inc*                         3,503,003
     53,000 WH Brady Co Class A                                        1,722,500
                                                                      $9,923,322

REAL ESTATE --- 1.0%
    112,000 The Rouse Co                                               2,842,000
                                                                      $2,842,000

RETAIL TRADE --- 0.6%
     47,000 Longs Drug Stores Corp                                     1,624,414
                                                                      $1,624,414

SECURITIES & COMMODITIES --- 0.6%
     40,300 Franklin Resources Inc                                     1,637,188
                                                                      $1,637,188

TELEPHONE --- 1.3%
     74,500 CenturyTel Inc                                             2,961,375
     28,000 Cincinnati Bell Inc                                          698,236
                                                                      $3,659,611

WHOLESALE TRADE - INDL --- 0.9%
     97,000 Sybron International Corp*                                 2,673,514
                                                                      $2,673,514

WHOLESALE TRADE -CONSUMER --- 0.2%
     11,300 Avery Dennison Corp                                          682,234
                                                                        $682,234

TOTAL COMMON STOCK --- 26.4%                                         $76,713,174
(Cost $69,411,270)

SHORT-TERM INVESTMENTS

CONSUMER SERVICES --- 2.8%
  8,000,000 United Parcel Service                                      8,000,000
                                                                      $8,000,000

CREDIT INSTITUTIONS --- 19.7%
 14,400,000 American Express Co                                       14,400,000
 14,400,000 Ford Motor Credit Co                                      14,400,000
 13,914,000 Prudential Funding Corp                                   13,914,000
 14,500,000 Toyota Motor Credit Corp                                  14,498,107
                                                                     $57,212,107

ELECTRIC --- 9.9%
 14,400,000 Duke Energy Corp                                          14,400,000
 14,400,000 Electricity de France                                     14,400,000
                                                                     $28,800,000

ELECTRONICS - HIGH TECH --- 14.9%
 14,400,000 Emerson Electric Co                                       14,400,000
 14,400,000 General Electric Co                                       14,400,000
 14,400,000 Motorola Credit Corp                                      14,400,000
                                                                     $43,200,000

FINANCIAL SERVICES --- 9.8%
 14,400,000 Commercial Credit Co                                      14,400,000
 14,000,000 Salomon Smith Barney Holdings                             14,000,000
                                                                     $28,400,000

FOREIGN BANKS --- 5.0%
 14,400,000 Canadian Imperial Bank of Commerce                        14,400,000
                                                                     $14,400,000

LEASING --- 5.0%
 14,400,000 International Lease Finance Co                            14,400,000
                                                                     $14,400,000

MFTG - CONSUMER PRODS. --- 1.8%
  5,092,000 Campbell Soup Co                                           5,092,000
                                                                      $5,092,000

RETAIL TRADE --- 5.0%
 14,400,000 Wal-Mart Stores Inc                                       14,400,000
                                                                     $14,400,000

TOTAL SHORT-TERM INVESTMENTS --- 73.6%                              $213,904,107
(Cost $213,904,107)

TOTAL ARIEL MIDCAP VALUE PORTFOLIO --- 100.0%                       $290,617,281
(Cost $283,315,377)


The Maxim Series Fund

Ariel Small-Cap Value Portfolio

COMMON STOCK

CONSUMER SERVICES --- 1.9%
     21,600 Wesley Jessen Visioncare*                                    699,300
                                                                        $699,300

ELECTRONICS - HIGH TECH --- 6.2%
     78,000 International Game Technology                              1,443,000
     43,700 Littelfuse Inc*                                              841,225
                                                                      $2,284,225

INDUSTRIAL SERVICES --- 2.9%
      2,095 Grey Advertising Inc                                         697,635
     12,500 True North Communications Inc                                375,000
                                                                      $1,072,635

INSURANCE --- 10.3%
      7,800 Arthur J Gallagher & Co                                      386,100
     15,800 Horace Mann Educators Corp                                   429,555
     29,600 MBIA Inc                                                   1,916,600
     29,700 Orion Capital Corp                                         1,065,488
                                                                      $3,797,743

MFTG - CONSUMER PRODS. --- 30.7%
     56,000 Central Newspapers Inc                                     2,106,997
     49,250 Hasbro Inc                                                 1,375,897
     60,100 Herman Miller Inc                                          1,262,100
    114,650 Interface Inc Class A                                        988,856
     54,400 Lee Enterprises Inc                                        1,659,200
     45,500 Leggett & Platt Inc                                        1,265,446
     42,200 McCormick & Company Inc (nonvtg)                           1,331,916
     74,300 Whitman Corp                                               1,337,400
                                                                     $11,327,812

MFTG - INDUSTRIAL PRODS --- 29.2%
     30,800 Day Runner Inc*                                              381,150
     13,100 Ecolab Inc                                                   571,488
     37,386 General Binding Corp                                         878,571
      9,800 Graco Inc                                                    287,875
     23,100 Hunt Corp                                                    190,575
     29,600 Hussmann International Inc                                   490,235
     43,700 IDEX Corp                                                  1,436,638
     41,900 Libbey Inc                                                 1,215,100
     73,500 Shorewood Packaging Corp*                                  1,355,120
     71,500 Specialty Equipment Companies Inc*                         2,104,746
     57,100 WH Brady Co Class A                                        1,855,750
                                                                     $10,767,248

REAL ESTATE --- 5.1%
     74,300 The Rouse Co                                               1,885,363
                                                                      $1,885,363

RETAIL TRADE --- 7.2%
     67,500 Bob Evans Farms Inc                                        1,341,563
     38,100 Longs Drug Stores Corp                                     1,316,812
                                                                      $2,658,375

TELEPHONE --- 2.5%
     22,950 CenturyTel Inc                                               912,263
                                                                        $912,263

WHOLESALE TRADE -CONSUMER --- 3.1%
     42,800 Department 56 Inc*                                         1,150,250
                                                                      $1,150,250

TOTAL COMMON STOCK --- 99.2%                                         $36,555,214
(Cost $34,028,738)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.8%
    306,000 Prudential Funding Corp                                      306,000
                                                                        $306,000

TOTAL SHORT-TERM INVESTMENTS --- 0.8%                                   $306,000
(Cost $306,000)

TOTAL ARIEL SMALL-CAP VALUE PORTFOLIO --- 100.0%                     $36,861,214
(Cost $34,334,738)


The Maxim Series Fund

Bond Portfolio

BONDS

AIR --- 4.1%
  2,849,838 American Trans Air                                         2,860,382
            Pass Thru Certs 1996-1C
            7.820% March 26, 2004
                                                                      $2,860,382

CANADIAN - PROVINCIAL --- 4.4%
  3,000,000 Manitoba                                                   3,043,050
            Global Notes
            6.750% March 1, 2003
                                                                      $3,043,050

COMMUNICATIONS --- 6.4%
  1,500,000 Cable & Wireless Communications PLC                        1,478,775
            Yankee Notes
            6.375% March 6, 2003
  3,000,000 News America Inc                                           2,938,440
            MOPPRS
            6.703% May 21, 2004
                                                                      $4,417,215

CREDIT INSTITUTIONS --- 23.6%
  3,000,000 Associates Corporation of North America                    3,087,000
            Medium Term Notes
            7.240% August 15, 2006
  3,000,000 Bayerische Landesbanken NY                                 3,017,970
            Medium Term Notes
            6.375% August 31, 2000
  3,000,000 Countrywide Funding Corp                                   2,970,810
            Medium Term Notes
            6.280% January 15, 2003
  3,000,000 Credit Suisse First Boston#                                2,832,300
            Notes
            6.500% May 1, 2008
  1,500,000 Greenpoint Bank                                            1,492,200
            Bank Notes
            6.700% July 15, 2002
  3,000,000 NationsBank Corp                                           2,925,570
            Senior Notes
            6.375% May 15, 2005
                                                                     $16,325,850

FOREIGN BANKS --- 4.3%
  3,000,000 Takefuji Corp#                                             2,938,800
            Senior Notes
            7.300% November 1, 2004
                                                                      $2,938,800

GAS --- 5.7%
  3,000,000 Columbia Energy Group                                      2,995,890
            Notes
            6.610% November 28, 2002
  1,000,000 Consolidated Natural Gas Co                                  968,900
            Debentures
            6.625% December 1, 2013
                                                                      $3,964,790

HIGHWAYS --- 2.5%
  3,000,000 Zhuhai Highway Company Ltd#                                1,740,000
            Senior Notes
            9.125% July 1, 2006
                                                                      $1,740,000

OIL & GAS --- 4.2%
  3,000,000 Occidental Petroleum Corp                                  2,921,100
            MOPPRS
            6.400% April 1, 2003
                                                                      $2,921,100

REAL ESTATE --- 4.2%
  3,000,000 Highwoods Properties Inc                                   2,896,170
            Notes
            6.750% December 1, 2003
                                                                      $2,896,170

RETAIL TRADE --- 7.0%
  2,000,000 General Motors Acceptance Corp                             1,935,080
            Global Notes
            5.750% November 10, 2003
  3,000,000 ShopKo Stores Inc                                          2,913,570
            Senior Notes
            6.500% August 15, 2003
                                                                      $4,848,650

SECURITIES & COMMODITIES --- 4.4%
  1,000,000 Lehman Brothers Inc                                        1,008,740
            Notes
            7.360% December 15, 2003
  2,000,000 World Financial Network Credit Card Master Trust           2,022,400
            1996-B Class A
            6.950% April 15, 2006
                                                                      $3,031,140

TELEPHONE --- 4.3%
  3,000,000 MCI Communications Corp                                    2,980,080
            Remarketable Notes
            6.125% April 15, 2002
                                                                      $2,980,080

TRANSPORTATION --- 4.4%
  3,000,000 National Rail Corp#                                        3,044,700
            Private Placement
            7.470% August 8, 2010
                                                                      $3,044,700

TRANSPORTATION EQUIPMENT --- 2.8%
  2,000,000 Dana Corp                                                  1,955,520
            Notes
            6.250% March 1, 2004
                                                                      $1,955,520

U.S. GOVERNMENTS --- 16.8%
  2,000,000 Federal National Mortgage Association                      1,826,880
            Agency Benchmark Note
            5.250% January 15, 2009
 10,000,000 United States of America                                   9,795,300
            Treasury Notes
            5.625% May 15, 2008
                                                                     $11,622,180

TOTAL BONDS --- 99.2%                                                $68,589,627
(Cost $71,247,931)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.8%
    540,000 Prudential Funding Corp                                      540,000
                                                                        $540,000

TOTAL SHORT-TERM INVESTMENTS --- 0.8%                                   $540,000
(Cost $540,000)

TOTAL BOND PORTFOLIO --- 100.0%                                      $69,129,627
(Cost $71,787,931)


The Maxim Series Fund

Founders Growth & Income Portfolio

COMMON STOCK

AGENCY --- 1.4%
     27,475 Federal National Mortgage Association (nonvtg)             1,878,603
                                                                      $1,878,603

COMMUNICATIONS --- 11.7%
      8,450 CBS Corp*                                                    367,043
     12,400 Chancellor Media Corp*                                       683,550
     14,300 Clear Channel Communications Inc*                            985,799
     10,675 Comcast Corp Class A                                         410,315
     13,850 Cox Communications Inc*                                      509,846
      9,175 Gannett Company Inc                                          654,866
     22,700 Lucent Technologies Inc                                    1,530,820
     47,075 MediaOne Group Inc                                         3,501,203
      9,600 Nextel Communications Inc*                                   481,795
      9,250 Nokia OYJ                                                    846,949
      8,350 Nortel Networks Corp                                         724,880
     18,700 Qwest Communications International Inc*                      618,259
     12,550 TCA Cable TV Inc                                             696,525
     39,575 Time Warner Inc                                            2,908,763
     14,050 Viacom Inc Class B*                                          618,200
                                                                     $15,538,813

CONSUMER SERVICES --- 7.9%
      5,075 Amgen Inc*                                                   308,941
      4,775 Baxter International Inc                                     289,484
     28,300 Bristol-Myers Squibb Co                                    1,993,367
      6,525 Carnival Corp                                                316,463
     11,775 DeVry Inc*                                                   263,466
     15,250 Eli Lilly & Co                                             1,092,281
     49,925 IMS Health Inc                                             1,560,156
     14,175 Johnson & Johnson                                          1,389,150
      7,325 Medtronic Inc                                                570,434
     26,200 Merck & Co Inc                                             1,938,800
     26,125 The Walt Disney Co                                           804,964
                                                                     $10,527,506

CREDIT INSTITUTIONS --- 1.9%
     11,875 American Express Co                                        1,545,234
      8,100 Associates First Capital Corp                                358,927
      6,600 State Street Corp                                            563,475
                                                                      $2,467,636

ELECTRIC --- 2.5%
     45,250 Duke Energy Corp                                           2,460,469
      3,925 Montana Power Co                                             276,713
     22,900 Southern Co                                                  606,850
                                                                      $3,344,032

ELECTRONICS - HIGH TECH --- 16.1%
      6,600 At Home Corp*                                                355,984
     80,475 Cisco Systems Inc*                                         5,175,508
     18,350 EMC Corp*                                                  1,009,250
     51,000 General Electric Co                                        5,763,000
      4,250 Hewlett-Packard Co                                           427,125
     23,000 Intel Corp                                                 1,368,500
     29,275 International Business Machines Corp                       3,783,794
      9,075 Motorola Inc                                                 859,856
      6,500 Solectron Corp*                                              433,466
      6,375 Sun Microsystems Inc*                                        439,078
     20,450 Tellabs Inc*                                               1,381,643
      3,275 Texas Instruments Inc                                        474,875
                                                                     $21,472,079

HOLDING & INVEST. OFFICES --- 7.5%
     17,625 Bank of America Corp                                       1,292,124
      1,275 Berkshire Hathaway Inc*                                    2,856,000
      8,225 Chase Manhattan Corp                                         712,491
     14,937 Citigroup Inc                                                709,508
     18,275 Fifth Third Bancorp                                        1,216,421
     10,700 Northern Trust Corp                                        1,037,900
      9,625 U S Bancorp                                                  327,250
     43,550 Wells Fargo Co                                             1,861,763
                                                                     $10,013,457

INDUSTRIAL SERVICES --- 4.1%
      7,400 Automatic Data Processing Inc                                325,600
      4,325 Computer Sciences Corp*                                      299,234
     20,150 Fiserv Inc*                                                  630,937
      4,075 Interpublic Group of Companies Inc                           352,997
     42,600 Microsoft Corp*                                            3,841,966
                                                                      $5,450,734

INSURANCE --- 2.1%
     14,700 American International Group Inc                           1,720,811
     13,475 Marsh & McLennan Companies Inc                             1,017,363
                                                                      $2,738,174

MFTG - CONSUMER PRODS. --- 5.8%
      7,900 Avon Products Inc                                            438,450
      2,375 Clorox Co                                                    253,679
     25,050 Coca-Cola Co                                               1,565,625
      6,275 Colgate-Palmolive Co                                         619,656
     23,075 Dial Corp                                                    858,090
      7,825 General Mills Inc                                            628,934
     12,750 Gillette Co                                                  522,750
     11,500 Mattel Inc                                                   304,026
     22,225 McGraw-Hill Companies Inc                                  1,198,750
      9,300 PepsiCo Inc                                                  359,789
      7,375 Procter & Gamble Co                                          658,219
      3,350 Wm Wrigley Jr Co                                             301,500
                                                                      $7,709,468

MFTG - INDUSTRIAL PRODS --- 11.6%
     10,825 American Home Products Corp                                  622,438
      5,350 Caterpillar Inc                                              321,000
     12,050 Danaher Corp                                                 700,406
      8,225 Deere & Co                                                   325,916
     14,025 EI du Pont de Nemours & Co                                   958,076
     14,325 Great Lakes Chemical Corp                                    659,838
      4,400 Illinois Tool Works Inc                                      360,800
     19,125 Mead Corp                                                    798,469
      4,225 Minnesota Mining & Manufacturing Co                          367,309
      3,150 PE Corp-PE Biosystems Group                                  361,463
     14,775 Pfizer Inc                                                 1,621,556
     11,775 Pharmacia & Upjohn Inc                                       668,961
      6,125 Rhone-Poulenc SA sponsored ADR                               282,516
     23,125 Schering-Plough Corp                                       1,225,625
     49,975 Tyco International Ltd                                     4,735,131
     11,475 Warner-Lambert Co                                            796,078
     10,050 Xerox Corp                                                   593,573
                                                                     $15,399,155

OIL & GAS --- 7.2%
     12,950 Chevron Corp                                               1,232,672
     14,100 Conoco Inc                                                   393,038
     17,725 Enron Corp                                                 1,449,019
     30,225 Exxon Corp                                                 2,331,103
     10,150 Mobil Corp                                                 1,004,850
     34,725 Royal Dutch Petroleum Co ADR                               2,092,181
     11,275 Schlumberger Ltd                                             718,071
      5,875 Texaco Inc                                                   367,188
                                                                      $9,588,122

RAILROADS --- 0.3%
      6,025 Kansas City Southern Industries Inc                          384,467
                                                                        $384,467

RETAIL TRADE --- 7.0%
     14,950 Abercrombie & Fitch Co*                                      717,600
      9,925 Bed Bath & Beyond Inc*                                       382,113
     22,012 Gap Inc                                                    1,108,855
     27,975 Home Depot Inc                                             1,802,625
     15,618 Intimate Brands Inc                                          739,903
      9,600 Kohls Corp*                                                  740,995
     30,850 McDonald's Corp                                            1,274,475
     11,475 Safeway Inc*                                                 568,013
     40,775 Wal-Mart Stores Inc                                        1,967,394
                                                                      $9,301,973

SECURITIES & COMMODITIES --- 0.7%
      5,375 Charles Schwab Corp                                          590,578
      1,800 Merrill Lynch & Co Inc                                       143,887
      1,475 Morgan Stanley Dean Witter & Co                              151,188
                                                                        $885,653

TELEPHONE --- 6.9%
      4,950 ALLTEL Corp                                                  353,925
     11,225 Bell Atlantic Corp                                           733,834
     13,500 BellSouth Corp                                               632,813
     39,775 GTE Corp                                                   3,012,956
     30,825 MCI WorldCom Inc*                                          2,652,861
      7,000 SBC Communications Inc                                       406,000
      6,700 Sprint Corp                                                  353,840
      5,087 Vodafone Air Touch PLC                                     1,002,139
                                                                      $9,148,368

TRANSPORTATION EQUIPMENT --- 1.2%
     29,450 Ford Motor Co                                              1,662,070
                                                                      $1,662,070

WHOLESALE TRADE -CONSUMER --- 0.5%
      7,900 Costco Companies Inc*                                        632,482
                                                                        $632,482

TOTAL COMMON STOCK --- 96.3%                                        $128,142,792
(Cost $115,839,171)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.4%
  2,400,000 Ford Motor Credit Co                                       2,399,661
    818,000 Prudential Funding Corp                                      818,000
                                                                      $3,217,661

FINANCIAL SERVICES --- 1.3%
  1,700,000 Household Finance Corp                                     1,698,202
                                                                      $1,698,202

TOTAL SHORT-TERM INVESTMENTS --- 3.7%                                 $4,915,863
(Cost $4,915,863)

TOTAL FOUNDERS GROWTH & INCOME PORTFOLIO --- 100.0%                 $133,058,655
(Cost $120,755,034)


The Maxim Series Fund

Growth Index Portfolio

COMMON STOCK

AGENCY --- 1.2%
     43,000 Federal Home Loan Mortgage Corp                            2,494,000
     34,600 Federal National Mortgage Association (nonvtg)             2,365,775
                                                                      $4,859,775

AGRICULTURE --- 0.0%
      2,400 Delta & Pine Land Co                                          75,600
        800 Dole Food Company Inc                                         23,500
                                                                         $99,100

AIR --- 0.1%
      4,875 Comair Holdings Inc                                          101,459
      1,200 FDX Corp*                                                     65,100
      4,600 Gulfstream Aerospace Corp*                                   310,785
      1,100 Pittston Burlington Group                                     29,425
      1,000 US Air Group Inc*                                             43,562
                                                                        $550,331

COMMUNICATIONS --- 6.6%
        800 AH Belo Corp Class A                                          15,750
     13,075 AT&T Corp                                                    729,742
     61,170 AT&T Corp Liberty Media Group*                             2,247,998
      3,400 Advanced Fibre Communications*                                53,125
     22,400 CBS Corp*                                                    972,989
      6,600 CIENA Corp*                                                  199,234
      2,900 Cabletron Systems Inc*                                        37,700
      1,100 Cablevision Systems Corp*                                     77,000
      7,200 Chancellor Media Corp*                                       396,900
     13,873 Clear Channel Communications Inc*                            956,363
     35,346 Comcast Corp Class A                                       1,358,594
      4,400 Cox Communications Inc*                                      161,973
      7,100 Gannett Company Inc                                          506,763
      6,000 General Instrument Corp*                                     255,000
      4,119 Hearst-Argyle Television Inc*                                 98,856
      2,500 Hispanic Broadcasting Corp*                                  189,688
      2,800 Intermedia Communications Inc*                                84,000
      2,400 Level 3 Communications Inc*                                  144,149
    190,250 Lucent Technologies Inc                                   12,829,889
     10,000 MediaOne Group Inc                                           743,750
      3,500 Nextlink Communications Inc*                                 260,313
      5,900 Paging Network Inc*                                           28,391
      1,900 PanAmSat Corp*                                                73,980
      6,500 Qualcomm Inc                                                 932,750
      5,760 Qwest Communications International Inc*                      190,437
        700 Sinclair Broadcast Group Inc Class A*                         11,463
      1,100 TCA Cable TV Inc                                              61,050
      2,300 TV Guide Inc*                                                 84,238
      1,500 Telephone & Data Systems Inc                                 109,593
     36,650 Time Warner Inc                                            2,693,775
        300 United States Cellular Corp*                                  16,050
      1,600 Univision Communications Inc*                                105,600
     14,100 Viacom Inc Class B*                                          620,400
                                                                     $27,247,503

CONSTRUCTION --- 0.0%
      1,726 Clayton Homes Inc                                             19,740
        200 Johns Manville Corp                                            2,600
      1,800 Lennar Corp                                                   43,200
                                                                         $65,540

CONSUMER SERVICES --- 12.7%
     32,500 Amgen Inc*                                                 1,978,438
      2,900 Apollo Group Inc Class A*                                     77,030
        300 Bausch & Lomb Inc                                             22,950
     15,800 Baxter International Inc                                     957,875
      1,700 Beckman Coulter Inc                                           82,663
     15,800 Becton Dickinson & Co                                        474,000
        700 Beverly Enterprises Inc*                                       5,643
      9,000 Biogen Inc*                                                  578,808
      6,300 Biomet Inc                                                   250,425
    126,000 Bristol-Myers Squibb Co                                    8,875,062
     24,714 CVS Corp                                                   1,254,236
      1,200 Capstar Broadcasting Corp*                                    32,850
     49,703 Cendant Corp*                                              1,018,912
      7,300 Convergys Corp*                                              140,525
        580 Crestline Capital Corp*                                        9,751
     58,400 Eli Lilly & Co                                             4,182,900
      3,800 First Health Group Corp*                                      81,936
      4,200 Forest Laboratories Inc*                                     194,250
      2,310 Foundation Health Systems*                                    34,650
      4,100 Galileo International Inc                                    219,092
      2,000 Genzyme Corp                                                  97,000
        358 Genzyme Surgical Products*                                     1,577
      5,500 H&R Block Inc                                                275,000
      4,100 HCR Manor Care Inc*                                           99,167
     22,672 HEALTHSOUTH Corp*                                            338,652
      3,650 Harrah's Entertainment Inc*                                   80,300
     14,143 Health Management Associates Inc*                            159,109
      1,300 Hertz Corp                                                    80,600
      5,000 Hilton Hotels Corp                                            70,935
      6,100 Humana Inc*                                                   78,916
        900 IHS Group Inc*                                                29,813
     13,800 IMS Health Inc                                               431,250
        800 Integrated Health Services Inc*                                6,400
      1,600 International Home Foods Inc*                                 29,499
     85,276 Johnson & Johnson                                          8,357,048
      1,300 Keebler Foods Co*                                             39,488
      1,100 LifePoint Hospitals Inc*                                      14,781
      2,600 Lincare Holdings Inc*                                         65,000
        348 MGM Grand Inc*                                                17,052
        300 Mandalay Resort Group*                                         6,338
     15,700 Marriott International Inc                                   586,788
     17,573 McKesson HBOC Inc                                            564,533
     12,099 MedPartners Inc*                                              91,493
     37,258 Medtronic Inc                                              2,901,467
    149,800 Merck & Co Inc                                            11,085,200
      3,700 Mirage Resorts Inc*                                           61,975
      6,700 Modis Professional Services*                                  92,125
      3,633 Nielsen Media Research*                                      106,265
      5,200 Omnicare Inc                                                  65,650
        552 Pacific Health Systems*                                       39,709
     11,000 Park Place Entertainment Corp*                               106,557
        800 Penton Media Inc                                              19,400
      3,473 Promus Hotel Corp*                                           107,663
      4,550 Quorum Health Group Inc*                                      57,157
        500 Revlon Inc*                                                   15,125
        800 Sabre Group Holdings Inc*                                     55,000
     14,800 Service Corporation International                            284,900
     16,900 Servicemaster Co                                             316,875
      2,919 St Jude Medical Inc*                                         103,989
      3,700 Stewart Enterprises Inc Class A                               53,879
      4,500 Stryker Corp                                                 270,563
      2,200 Suiza Foods Corp*                                             92,125
      9,490 Tenet Healthcare Corp*                                       176,153
    130,324 The Walt Disney Co                                         4,015,543
      4,600 Total Renal Care Holdings Inc*                                71,585
      1,100 Triad Hospitals Inc*                                          14,850
        200 Trigon Healthcare Inc*                                         7,275
      4,400 United Healthcare Corp                                       275,550
        900 Universal Health Services Inc Class B*                        42,975
        400 Varian Medical Systems Inc                                    10,100
      1,200 Wellpoint Health Networks*                                   101,850
      1,100 Young & Rubicam Inc                                           49,981
                                                                     $52,594,221

CREDIT INSTITUTIONS --- 2.4%
     23,800 American Express Co                                        3,096,975
     40,200 Associates First Capital Corp                              1,781,342
      7,600 Bank of New York Company Inc                                 278,821
     12,600 Capital One Financial Corp                                   701,656
      6,200 Concord EFS Inc*                                             262,334
        600 Countrywide Credit Industries Inc                             25,650
     10,000 Household International Inc                                  473,750
     44,168 MBNA Corp                                                  1,352,645
      4,800 Mellon Bank Corp                                             174,600
        700 North Fork Bancorporation Inc                                 14,918
      9,600 State Street Corp                                            819,600
     11,100 Synovus Financial Corp                                       220,613
        800 TCF Financial Corp                                            22,300
      7,850 Washington Mutual Inc                                        277,694
        100 Wilmington Trust Co                                            5,738
      4,500 Zions Bancorp                                                285,750
                                                                      $9,794,386

ELECTRIC --- 0.1%
      7,506 AES Corp*                                                    436,286
        500 Broadcom Corp*                                                72,281
        200 MidAmerican Energy Holdings Co*                                6,925
                                                                        $515,492

ELECTRONICS - HIGH TECH --- 22.2%
        300 AVX Corp                                                       7,313
      3,100 Adaptec Inc*                                                 109,467
      1,500 Adobe Systems Inc                                            123,234
      1,200 Advanced Micro Devices Inc*                                   21,674
      7,700 American Power Conversion Corp*                              154,963
      9,100 Analog Devices Inc*                                          456,702
      4,675 Andrew Corp*                                                  88,530
     19,400 Applied Materials Inc*                                     1,433,175
      4,400 At Home Corp*                                                237,323
      2,700 Atmel Corp*                                                   70,705
        200 Avnet Inc                                                      9,300
        700 Black & Decker Corp                                           44,188
     17,600 Boston Scientific Corp*                                      773,291
    202,500 Cisco Systems Inc*                                        13,023,180
      5,200 Citrix Systems Inc*                                          293,800
    107,800 Compaq Computer Corp                                       2,553,459
      4,250 Comverse Technology Inc*                                     320,875
      1,300 DST Systems Inc*                                              81,738
    135,800 Dell Computer Corp*                                        5,024,600
      2,600 Dentsply International Inc                                    72,800
      1,175 Diebold Inc                                                   33,781
     64,000 EMC Corp*                                                  3,520,000
      1,100 Eastman Kodak Co                                              74,525
      2,500 Emerson Electric Co                                          157,188
      5,920 Gateway Inc*                                                 349,280
    207,700 General Electric Co                                       23,470,100
     31,800 Hewlett-Packard Co                                         3,195,900
      2,300 Honeywell Inc                                                266,513
    211,000 Intel Corp                                                12,554,500
     45,200 International Business Machines Corp                       5,842,100
      6,400 International Game Technology                                118,400
      2,600 J D Edwards & Co*                                             48,100
      2,900 KLA-Tencor Corp*                                             188,138
      3,400 LSI Logic Corp*                                              156,825
      7,800 Lexmark International Group Inc Class A*                     515,284
      9,600 Linear Technology Corp                                       645,600
      2,000 MSC Industrial Direct Company Inc Class A*                    20,500
      7,700 Maxim Integrated Products Inc*                               512,050
      4,200 Maytag Corp                                                  292,685
      3,100 Micron Technology Inc*                                       124,967
      2,315 Molex Inc                                                     85,655
     13,700 Motorola Inc                                               1,298,075
      1,900 National Semiconductor Corp*                                  48,093
      8,700 Network Associates Inc*                                      127,777
      1,500 Novell Inc*                                                   39,750
        800 Pixar Inc*                                                    34,500
      6,800 Quantum Corp*                                                164,050
      3,100 SCI Systems Inc*                                             147,250
      2,900 Safeskin Corp*                                                34,800
      3,600 Sanmina Corp*                                                273,150
      3,200 Scientific-Atlanta Inc                                       115,200
      5,700 Seagate Technology Inc*                                      146,063
      3,500 Siebel Systems Inc*                                          232,313
     13,800 Solectron Corp*                                              920,281
      4,300 Steris Corp*                                                  83,313
      6,114 Sterling Commerce Inc*                                       223,161
      5,700 Storage Technology Corp*                                     129,675
     48,900 Sun Microsystems Inc*                                      3,367,988
      4,837 Symbol Technologies Inc                                      178,364
        250 Tektronix Inc                                                  7,547
        300 Teleflex Inc                                                  13,031
     22,000 Tellabs Inc*                                               1,486,364
      2,600 Teradyne Inc*                                                186,550
     18,600 Texas Instruments Inc                                      2,697,000
      4,500 Thermo Electron Corp*                                         90,279
        712 Thermo Instrument Systems Inc*                                12,015
        240 Thomas & Betts Corp                                           11,340
      2,500 Uniphase Corp*                                               415,000
      1,200 Varian Semiconductor Equipment Associates Inc*                20,400
      3,000 Veritas Software Corp*                                       284,811
      3,900 Vitesse Semiconductor Corp*                                  263,004
      3,800 Waters Corp*                                                 201,875
      8,500 Xilinx Inc*                                                  486,625
      7,200 Yahoo! Inc*                                                1,240,200
                                                                     $92,052,252

ENVIRONMENTAL SERVICES --- 0.4%
      8,100 Allied Waste Industries Inc*                                 159,975
     27,882 Waste Management Inc                                       1,498,658
                                                                      $1,658,633

FINANCIAL SERVICES --- 0.1%
      1,300 Ocwen Financial Corp*                                         11,538
      3,300 Starwood Financial Trust                                     204,600
                                                                        $216,138

GAS --- 0.0%
        500 KN Energy Inc                                                  6,688
        500 KeySpan Corp                                                  13,188
        400 Sonat Inc                                                     13,250
      3,300 Williams Companies Inc                                       140,455
                                                                        $173,581

HOLDING & INVEST. OFFICES --- 1.8%
      4,200 Bank One Corp                                                250,160
     30,523 Citigroup Inc                                              1,449,843
        400 Equitable Companies Inc                                       26,800
        200 Federated Investors Inc                                        3,587
     11,837 Fifth Third Bancorp                                          787,894
      1,000 Finova Group Inc                                              52,625
     26,600 Firstar Corp                                                 744,800
        700 Green Point Financial Corp                                    22,968
      6,900 MGIC Investment Corp                                         335,513
      8,206 Meditrust Cos                                                107,187
      5,100 National Commerce Bancorp                                    111,563
      2,900 Northern Trust Corp                                          281,300
     10,300 SLM Holding Corp                                             471,864
        800 Sovereign Bancorp Inc                                          9,700
     37,600 U S Bancorp                                                1,278,400
        800 Waddell & Reed Financial Class A                              21,950
     37,100 Wells Fargo Co                                             1,586,025
                                                                      $7,542,179

INDUSTRIAL SERVICES --- 11.2%
      1,600 Affiliated Computer Services Inc Class A*                     81,000
     12,400 Altera Corp*                                                 456,469
     65,162 America Online Inc*                                        7,200,401
        300 Arrow Electronics Inc*                                         5,700
      3,400 Autodesk Inc                                                 100,511
     38,700 Automatic Data Processing Inc                              1,702,800
     14,800 BMC Software Inc*                                            799,200
     14,100 Cadence Design Systems Inc*                                  179,775
      3,000 Cambridge Technology Partners Inc*                            52,686
      8,100 Ceridian Corp*                                               264,765
      2,400 Ciber Inc*                                                    45,900
      4,700 Cintas Corp                                                  315,779
      1,800 Comdisco Inc                                                  46,125
     27,125 Computer Associates International Inc                      1,491,875
     10,032 Computer Sciences Corp*                                      694,084
     20,200 Compuware Corp*                                              642,602
      5,800 Dun & Bradstreet Corp                                        205,535
      3,900 Electronic Arts Inc*                                         211,575
      2,800 Electronic Data Systems Corp                                 158,374
      9,200 Equifax Inc                                                  328,320
     22,870 First Data Corp                                            1,119,189
      7,375 Fiserv Inc*                                                  230,926
      1,800 I2 Technologies Inc*                                          77,400
      8,900 Interpublic Group of Companies Inc                           770,963
      2,800 Intuit Inc*                                                  252,350
      3,600 Keane Inc*                                                    81,450
        800 Kelly Services Inc Class A                                    25,700
      2,300 Lamar Advertising Co*                                         94,155
      5,000 Manpower Inc                                                 113,125
    240,500 Microsoft Corp*                                           21,689,974
     11,300 Omnicom Group Inc                                            904,000
     72,825 Oracle Systems Corp*                                       2,703,628
      5,000 Outdoor Systems Inc*                                         182,500
     17,000 Parametric Technology Corp*                                  235,875
     13,807 Paychex Inc                                                  440,098
     11,400 Peoplesoft Inc                                               196,650
     15,300 Pitney Bowes Inc                                             983,025
      1,800 Policy Management Systems Corp*                               54,000
      5,300 Quintiles Transnational Corp*                                222,600
      2,400 Reynolds & Reynolds Co Class A                                55,949
      5,800 Robert Half International Inc*                               150,800
      1,700 Shared Medical Systems Corp                                  110,925
      3,000 Snyder Communications Inc*                                    98,250
      1,200 Sterling Software Inc*                                        32,024
      6,600 Sungard Data System Inc*                                     227,700
      4,100 Synopsys Inc*                                                226,267
      2,362 Total System Services Inc                                     44,878
      2,300 True North Communications Inc                                 69,000
                                                                     $46,376,877

INSURANCE --- 1.4%
        300 20th Century Industries                                        5,663
      1,950 AON Corp                                                      80,438
        774 Aetna Inc                                                     69,224
      3,300 Aflac Inc                                                    157,988
        300 American Bankers Insurance Group Inc                          16,331
     32,752 American International Group Inc                           3,834,015
      8,866 Conseco Inc                                                  269,854
        300 Everest Reinsurance Holdings Inc                               9,788
        400 Hartford Life Class A                                         21,050
        800 Mercury General Corp                                          27,200
        200 Nationwide Financial Services Inc                              9,050
      2,500 Progressive Corp                                             362,500
        546 Provident Companies Inc                                       21,840
      8,150 Providian Financial Corp                                     762,025
        700 Unum Corp                                                     38,325
                                                                      $5,685,291

MFTG - CONSUMER PRODS. --- 11.1%
     11,600 Anheuser-Busch Companies Inc                                 822,869
     15,700 Avon Products Inc                                            871,350
     13,900 Bestfoods                                                    688,050
        300 Brown-Forman Corp Class B                                     19,556
     17,600 Campbell Soup Co                                             816,200
      1,500 Central Newspapers Inc                                        56,438
      5,400 Clorox Co                                                    576,785
    144,500 Coca-Cola Co                                               9,031,250
     17,200 Coca-Cola Enterprises Inc                                    511,700
     18,500 Colgate-Palmolive Co                                       1,826,875
      4,500 CompUSA Inc*                                                  33,467
     20,600 ConAgra Inc                                                  548,475
        700 Dean Foods Co                                                 29,093
      5,900 Dial Corp                                                    219,403
        600 Dow Jones & Company Inc                                       31,837
      2,250 Ethan Allen Interiors Inc                                     84,938
      6,300 Flowers Industries Inc                                       136,628
      3,200 Gartner Group Inc Class A*                                    65,600
      6,100 General Mills Inc                                            490,288
     70,364 Gillette Co                                                2,884,924
     13,050 HJ Heinz Co                                                  654,131
      3,600 HON Industries Inc                                           105,073
        900 Harcourt General Inc                                          46,406
      1,400 Harte-Hanks Inc                                               37,975
      5,500 Herman Miller Inc                                            115,500
      5,300 Hershey Foods Corp                                           314,688
      2,300 Hillenbrand Industries Inc                                    99,475
      2,600 Ikon Office Solutions Inc                                     39,000
        600 International Flavors & Fragrances Inc                        26,625
      1,100 Interstate Bakeries Co                                        24,681
      5,600 Jones Apparel Group Inc*                                     192,147
     12,300 Kellogg Co                                                   405,900
      1,649 Lancaster Colony Corp                                         56,891
      8,100 Leggett & Platt Inc                                          225,277
        900 Liz Claiborne Inc                                             32,850
     11,100 Masco Corp                                                   320,513
     24,163 Mattel Inc                                                   638,797
      1,700 McCormick & Company Inc (nonvtg)                              53,655
      2,000 McGraw-Hill Companies Inc                                    107,874
      2,400 Meredith Corp                                                 83,100
        500 Mohawk Industries Inc*                                        15,188
        900 New York Times Co Class A                                     33,131
     93,600 PepsiCo Inc                                                3,621,103
    153,800 Philip Morris Companies Inc                                6,180,761
     15,200 Pioneer Hi-Bred International Inc                            591,842
      5,600 Primedia Inc*                                                 94,847
     84,100 Procter & Gamble Co                                        7,505,925
        500 Pulitzer Inc                                                  24,281
      6,400 Quaker Oats Co                                               424,800
     16,200 Ralston-Ralston Purina Group                                 493,079
      1,300 Reader's Digest Association Inc Class A                       51,675
     57,800 Sara Lee Corp                                              1,311,309
      1,000 Shaw Industries Inc*                                          16,500
      1,500 Sodexho Marriott Services*                                    28,781
      9,400 Starbucks Corp*                                              353,083
      4,500 The Times Mirror Co Class A                                  266,625
      1,500 Tiffany & Co                                                 144,750
      1,666 Tootsie Roll Industries Inc                                   64,349
      3,600 Tribune Co                                                   313,650
      2,000 Tupperware Corp                                               51,000
        600 Tyson Foods Inc Class A                                       13,500
      1,400 US Foodservice Inc*                                           59,675
      6,800 UST Inc                                                      198,900
      3,300 Unifi Inc*                                                    70,125
      5,800 Viad Corp                                                    179,435
      1,700 Warnaco Group Inc Class A                                     45,475
      2,400 Westpoint Stevens Inc                                         71,549
      1,200 Whitman Corp                                                  21,600
      5,200 Wm Wrigley Jr Co                                             468,000
                                                                     $46,041,222

MFTG - INDUSTRIAL PRODS --- 10.4%
     11,330 3Com Corp*                                                   302,364
     89,400 Abbott Laboratories                                        4,067,700
      5,500 Alza Corp*                                                   279,813
     77,400 American Home Products Corp                                4,450,500
      4,500 American Standard Companies Inc*                             216,000
        300 Arch Chemicals Inc                                             7,294
        600 Bemis Company Inc                                             23,850
      2,150 Blyth Industries Inc*                                         73,906
      1,900 Cabot Corp                                                    45,955
      1,500 Callaway Golf Co                                              21,938
        200 Carlisle Companies Inc                                         9,625
      2,850 Celera Genomics*                                              46,133
      3,700 Centocor Inc*                                                172,513
      5,400 Chiron Corp*                                                 112,050
      1,600 Conexant Systems Inc*                                         92,899
        200 Cordant Technologies Inc                                       9,037
     14,700 Corning Inc                                                1,030,838
        550 Crane Co                                                      17,290
      4,500 Crompton & Knowles Corp                                       88,029
        300 Crown Cork & Seal Company Inc                                  8,550
      2,200 Cytec Industries Inc*                                         70,125
      5,700 Danaher Corp                                                 331,313
      6,200 Dover Corp                                                   217,000
     20,000 EI du Pont de Nemours & Co                                 1,366,240
      7,200 Ecolab Inc                                                   314,100
     14,025 Fort James Corp                                              531,197
     19,100 Guidant Corp                                                 982,447
        200 Harsco Corp                                                    6,400
      2,500 Hercules Inc                                                  98,280
      2,400 Howmet International Inc*                                     41,249
     12,900 Illinois Tool Works Inc                                    1,057,800
      2,300 Immunex Corp*                                                293,105
     30,260 Kimberly-Clark Corp                                        1,724,820
        500 Lear Corp*                                                    24,875
      4,400 Meritor Automotive Inc                                       112,200
      2,800 Millipore Corp                                               113,574
     12,900 Minnesota Mining & Manufacturing Co                        1,121,487
     40,000 Monsanto Co                                                1,577,480
      8,200 Mylan Laboratories Inc                                       217,300
        400 Nucor Corp                                                    18,975
      2,200 Owens-Illinois Inc*                                           71,911
      3,200 PE Corp-PE Biosystems Group                                  367,200
        900 Pall Corp                                                     19,968
        300 Pentair Inc                                                   13,725
     82,000 Pfizer Inc                                                 8,999,500
      2,100 Praxair Inc                                                  102,768
      2,500 Raychem Corp                                                  92,500
     93,300 Schering-Plough Corp                                       4,944,900
      5,315 Sealed Air Corp*                                             344,811
      2,782 Smurfit - Stone Container Corp*                               57,203
        365 Sonoco Products Co                                            10,927
      1,000 Southdown Inc                                                 64,250
      3,400 The BF Goodrich Co                                           144,500
      2,900 The Stanley Works                                             93,342
      2,700 UCAR International Inc*                                       68,175
      1,300 USG Corp                                                      72,800
      2,400 Valspar Corp                                                  91,200
      3,800 Varco International Inc*                                      41,561
      1,300 Varian Inc*                                                   17,550
      1,100 WR Grace & Co*                                                20,213
     52,100 Warner-Lambert Co                                          3,614,438
      5,700 Watson Pharmaceuticals Inc*                                  199,853
      2,200 Western Digital Corp*                                         14,300
        600 Witco Corp                                                    12,000
        300 Worthington Industries Inc                                     4,931
     41,840 Xerox Corp                                                 2,471,154
                                                                     $43,251,931

MINING --- 0.0%
      9,200 Freeport-McMoran Copper & Gold Inc Class B                   165,020
                                                                        $165,020

OIL & GAS --- 0.8%
      5,700 Anadarko Petroleum Corp                                      209,828
      2,200 BJ Services Co USA*                                           64,761
     10,060 Baker Hughes Inc                                             337,010
      2,700 Cooper Cameron Corp*                                         100,067
      4,300 Diamond Offshore Drilling Inc                                122,013
        600 Dynegy Inc                                                    12,225
      1,200 Enron Corp                                                    98,100
        500 Enron Oil & Gas Co                                            10,125
      6,600 Ensco International Inc                                      131,584
      3,800 Global Industries Ltd*                                        48,686
      9,900 Global Marine Inc*                                           152,826
     21,500 Halliburton Co                                               972,875
      2,350 Kerr-McGee Corp                                              117,939
      4,700 Nabors Industries Inc*                                       114,854
      2,600 National-Oilwell Inc*                                         36,400
        500 Noble Affiliates Inc                                          14,094
      6,400 Noble Drilling Corp*                                         125,997
      1,200 PennzEnergy Co                                                20,024
     10,222 R&B Falcon Corp*                                              95,831
      3,600 Rowan Companies Inc*                                          66,373
        800 Sempra Energy                                                 18,100
      3,100 Smith International Inc*                                     134,655
        500 Vastar Resources Inc                                          26,219
      5,250 Weatherford International*                                   192,281
                                                                      $3,222,867

OTHER TRANS. SERVICES --- 0.0%
      1,500 Tidewater Inc                                                 45,750
                                                                         $45,750

RAILROADS --- 0.1%
      7,000 Kansas City Southern Industries Inc                          446,684
                                                                        $446,684

REAL ESTATE --- 0.1%
      1,900 Amresco Inc*                                                  12,230
      3,200 Boston Properties Inc                                        114,800
      4,000 Catellus Development Corp*                                    62,000
      7,704 Host Marriott Corp                                            91,485
        300 Post Properties Inc                                           12,300
        800 The Rouse Co                                                  20,300
                                                                        $313,115

RETAIL TRADE --- 8.9%
      6,600 Abercrombie & Fitch Co*                                      316,800
      2,100 Albertson's Inc                                              108,280
      6,000 Amazon Communications Inc*                                   750,750
     16,800 AutoNation Inc*                                              299,242
      8,700 Autozone Inc*                                                262,088
      2,700 BJ Wholesale Club Inc*                                        81,167
      3,300 Barnes & Noble Inc*                                           90,338
      4,800 Bed Bath & Beyond Inc*                                       184,800
      6,300 Best Buy Inc*                                                425,250
      4,600 Borders Group Inc*                                            72,735
        500 Brinker International Inc*                                    13,594
      1,600 CBRL Group Inc                                                27,699
      1,950 CKE Restaurants Inc                                           31,688
      1,600 Circuit City Stores Inc                                      148,800
      6,493 Consolidated Stores Corp*                                    175,311
     26,100 Dayton Hudson Corp                                         1,696,500
     12,985 Dollar General Corp                                          376,565
      3,350 Dollar Tree Stores Inc*                                      147,400
      8,800 Family Dollar Stores Inc                                     211,200
      1,800 Fastenal Co                                                   94,387
      3,400 Food Lion Inc Class A                                         39,311
      2,800 Furniture Brands International Inc*                           78,050
     43,200 Gap Inc                                                    2,176,200
      4,300 General Nutrition Companies Inc*                             100,242
        100 Hannaford Brothers Co                                          5,350
     93,500 Home Depot Inc                                             6,024,860
      2,730 Intimate Brands Inc                                          129,334
      9,300 Kohls Corp*                                                  717,839
     27,400 Kroger Co*                                                   765,474
      5,100 Limited Inc                                                  231,413
     21,000 Lowe's Companies Inc                                       1,190,427
     56,300 McDonald's Corp                                            2,325,866
        300 Neiman Marcus Group Inc*                                       7,706
     12,380 Newell Rubbermaid Inc                                        575,670
      1,200 Nordstrom Inc                                                 40,200
      3,000 Nu Skin Asia Pacific Inc*                                     59,811
     20,775 Office Depot Inc*                                            458,338
      3,450 Officemax Inc*                                                41,400
      4,450 Outback Steakhouse Inc*                                      174,938
        300 Payless Shoesource Inc*                                       16,050
        600 Pep Boys - Manny Moe & Jack                                   12,975
      5,900 Pier 1 Imports Inc                                            66,375
      3,400 Polo Ralph Lauren Corp*                                       64,600
      2,300 Rexall Sundown Inc*                                           28,030
      5,800 Rite Aid Corp                                                142,825
      2,900 Ross Stores Inc                                              146,088
     31,454 Safeway Inc*                                               1,556,973
      5,302 Saks Inc*                                                    153,095
      1,400 Sears Roebuck & Co                                            62,387
     29,205 Staples Inc*                                                 903,515
     20,500 TJX Companies Inc                                            682,896
     11,000 Tandy Corp                                                   537,625
      4,230 Tricon Global Restaurants*                                   228,949
      1,000 US Office Products Co*                                         5,375
        900 Venator Group Inc*                                             9,393
    196,700 Wal-Mart Stores Inc                                        9,490,775
     63,300 Walgreen Co                                                1,859,438
        700 Wendy's International Inc                                     19,818
      1,700 Whole Foods Market Inc*                                       81,705
      2,600 Williams-Sonoma Inc*                                          90,511
                                                                     $36,816,421

SECURITIES & COMMODITIES --- 0.7%
     21,050 Charles Schwab Corp                                        2,312,869
     10,500 Franklin Resources Inc                                       426,563
      5,000 T Rowe Price & Associates Inc                                191,875
                                                                      $2,931,307

TELEPHONE --- 3.1%
      6,600 ADC Telecommunications Inc*                                  300,709
      5,720 ALLTEL Corp                                                  408,980
      6,300 Bell Atlantic Corp                                           411,863
      8,600 Cincinnati Bell Inc                                          214,458
      9,800 Frontier Corp                                                578,200
     10,300 GTE Corp                                                     780,225
      5,100 Global Telesystems Group Inc*                                413,100
     63,919 MCI WorldCom Inc*                                          5,500,997
      1,100 McLeod Inc*                                                   60,500
     58,402 SBC Communications Inc                                     3,387,316
      2,800 Sprint Corp                                                  147,874
      8,650 Sprint PCS                                                   494,131
        200 Teligent Inc*                                                 11,962
                                                                     $12,710,315

TRANSPORTATION --- 0.0%
        400 CNF Transportation Inc                                        15,350
                                                                         $15,350

TRANSPORTATION EQUIPMENT --- 1.4%
     20,300 Allied-Signal Inc                                          1,278,900
      4,300 Federal-Mogul Corp                                           223,600
      2,300 General Motors Corp Series D*                                129,375
      9,700 Harley-Davidson Inc                                          527,438
      2,100 Orbital Sciences Corp*                                        49,613
     45,300 The Boeing Co                                              2,001,671
     25,013 United Technologies Corp                                   1,793,107
                                                                      $6,003,704

WHOLESALE TRADE - INDL --- 0.0%
      6,500 Sybron International Corp*                                   179,153
                                                                        $179,153

WHOLESALE TRADE -CONSUMER --- 0.9%
      6,200 Avery Dennison Corp                                          374,325
      2,950 Bergen Brunswig Corp Class A                                  50,888
     13,437 Cardinal Health Inc                                          861,648
     12,900 Costco Companies Inc*                                      1,032,800
      4,600 Estee Lauder Cos                                             230,575
      3,000 Ingram Micro Inc*                                             77,250
      4,100 Nike Inc Class B                                             259,579
      3,400 Sunbeam-Oster Co*                                             26,986
     21,100 Sysco Corp                                                   629,033
      1,700 Tech Data Corp*                                               64,996
                                                                      $3,608,080

TOTAL COMMON STOCK --- 97.6%                                        $405,182,218
(Cost $283,208,294)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.0%
  8,165,000 Prudential Funding Corp                                    8,165,000
                                                                      $8,165,000

U.S. GOVERNMENTS --- 0.4%
  1,650,000 United States of America (1)                               1,651,555
                                                                      $1,651,555

TOTAL SHORT-TERM INVESTMENTS --- 2.4%                                 $9,816,555
(Cost $9,816,555)

TOTAL GROWTH INDEX PORTFOLIO --- 100.0%                             $414,998,773
(Cost $293,024,849)


The Maxim Series Fund

INVESCO Balanced Portfolio

BONDS

AGENCY --- 2.4%
  1,572,383 Federal Home Loan Mortgage Corp                            1,550,763
            Gold Pool #E00501
            6.500% July 1, 2012
  3,740,122 Federal Home Loan Mortgage Corp                            3,688,696
            Gold Pool #E00516
            6.500% November 1, 2012
                                                                      $5,239,459

COMMUNICATIONS --- 1.8%
  1,000,000 AT&T Corp                                                    939,790
            Notes
            6.000% March 15, 2009
    500,000 Continental Cablevision Inc                                  559,695
            Debentures
            9.500% August 1, 2003
  1,250,000 Tele-Communications Inc                                    1,527,275
            Debentures
            9.800% February 1, 2012
  1,000,000 Time Warner Entertainment LP                                 999,900
            Notes
            7.250% September 1, 2008
                                                                      $4,026,660

CONSUMER SERVICES --- 1.1%
    845,000 FHP International Corp                                       850,687
            Debentures
            7.000% September 15, 2003
    500,000 Hilton Hotels Corp                                           475,950
            Senior Notes
            7.200% December 15, 2009
  1,000,000 Paramount Communications Inc                               1,021,550
            Senior Debentures
            8.250% August 1, 2022
                                                                      $2,348,187

CREDIT INSTITUTIONS --- 0.2%
    500,000 Associates Corp of North America                             507,840
            Senior Notes
            7.375% June 11, 2007
                                                                        $507,840

ELECTRIC --- 4.4%
  1,000,000 Citizens Utilities Co                                        920,640
            Debentures
            7.000% November 1, 2025
  1,000,000 Commonwealth Edison Co                                     1,070,170
            First Mortgage Bonds
            8.250% October 1, 2006
    500,000 Commonwealth Edison Co                                       500,120
            First Mortgage Bonds
            7.000% July 1, 2005
  1,250,000 Consumers Energy Co                                        1,143,650
            First Mortgage Bonds
            7.375% September 15, 2023
    299,000 DQU II Funding Corp                                          318,256
            Debentures
            8.700% June 1, 2016
  1,000,000 Gulf States Utilities Co                                   1,016,050
            First Mortgage Bonds
            8.700% April 1, 2024
    500,000 Metropolitan Edison Co                                       534,795
            First Mortgage Bonds
            8.150% January 30, 2023
  1,600,000 New York State Electric & Gas Corp                         1,708,720
            First Mortgage Bonds
            8.300% December 15, 2022
  2,500,000 Pennsylvania Power & Light Co                              2,627,850
            First Mortgage Bonds
            7.700% October 1, 2009
                                                                      $9,840,251

FORESTRY --- 0.7%
  1,500,000 Chesapeake Corp                                            1,528,620
            Debentures
            7.200% March 15, 2005
                                                                      $1,528,620

HOLDING & INVEST. OFFICES --- 0.9%
  1,785,000 Equitable Companies Inc                                    1,951,808
            Senior Notes
            9.000% December 15, 2004
                                                                      $1,951,808

INSURANCE --- 0.8%
  2,000,000 Progressive Corp                                           1,823,640
            Senior Notes
            6.625% March 1, 2029
                                                                      $1,823,640

MFTG - INDUSTRIAL PRODS --- 1.3%
  1,500,000 NRG Energy Inc                                             1,473,105
            Senior Notes
            7.500% June 15, 2007
  1,500,000 USG Corp                                                   1,514,715
            Senior Notes
            8.500% August 1, 2005
                                                                      $2,987,820

OIL & GAS --- 1.1%
  1,205,000 Atlantic Richfield Co                                      1,469,317
            Debentures
            10.875% July 15, 2005
  1,000,000 Vastar Resources Inc                                         968,590
            Notes
            6.500% April 2, 2009
                                                                      $2,437,907

TELEPHONE --- 3.0%
  2,000,000 Bellsouth Telecommunications                               2,031,920
            Debentures
            8.250% July 1, 2032
  2,500,000 Cental Capital                                             2,891,350
            Debentures
            9.000% October 15, 2019
  1,350,000 GTE Corp                                                   1,343,993
            Callable Debentures
            7.900% February 1, 2027
    500,000 US West Communications                                       473,420
            Callable Notes
            5.650% November 1, 2004
                                                                      $6,740,683

U.S. GOVERNMENTS --- 5.5%
 12,500,000 United States of America                                  12,244,125
            Treasury Notes
            5.625% May 15, 2008
                                                                     $12,244,125

TOTAL BONDS --- 23.3%                                                $51,677,000
(Cost $54,578,945)

COMMON STOCK

COMMUNICATIONS --- 3.8%
     43,500 AT&T Corp*                                                 1,598,625
     21,800 Clear Channel Communications Inc*                          1,502,827
     25,600 Lucent Technologies Inc                                    1,726,387
     27,400 MediaOne Group Inc                                         2,037,875
     22,600 Time Warner Inc                                            1,661,100
                                                                      $8,526,814

CONSUMER SERVICES --- 3.3%
     29,900 Galileo International Inc                                  1,597,766
     67,000 Harrah's Entertainment Inc*                                1,474,000
     36,200 Marriott International Inc                                 1,352,975
     26,700 Merck & Co Inc                                             1,975,800
     15,500 Smithkline Beecham PLC                                     1,023,961
                                                                      $7,424,502

CREDIT INSTITUTIONS --- 1.8%
     41,400 Bank of New York Company Inc                               1,518,842
     17,500 JP Morgan & Co Inc                                         2,458,750
                                                                      $3,977,592

ELECTRIC --- 0.6%
     36,000 Unicom Corp                                                1,388,232
                                                                      $1,388,232

ELECTRONICS - HIGH TECH --- 7.1%
     37,500 Boston Scientific Corp*                                    1,647,638
     19,700 General Electric Co                                        2,226,100
     25,000 Intel Corp                                                 1,487,500
     16,700 International Business Machines Corp                       2,158,475
     26,600 Maxim Integrated Products Inc*                             1,768,900
     22,900 Maytag Corp                                                1,595,832
     28,100 Motorola Inc                                               2,662,475
     15,900 Texas Instruments Inc                                      2,305,500
                                                                     $15,852,420

FINANCIAL SERVICES --- 0.7%
     34,300 Fleet Financial Group Inc                                  1,522,063
                                                                      $1,522,063

FORESTRY --- 0.6%
     20,700 Weyerhaeuser Co                                            1,423,125
                                                                      $1,423,125

HOLDING & INVEST. OFFICES --- 2.6%
     30,100 Chase Manhattan Corp                                       2,607,413
     36,850 Citigroup Inc                                              1,750,375
     32,900 Summit Bancorp                                             1,375,615
                                                                      $5,733,403

INDUSTRIAL SERVICES --- 2.4%
     17,300 America Online Inc*                                        1,911,650
     21,200 Microsoft Corp*                                            1,911,964
     20,000 Omnicom Group Inc                                          1,600,000
                                                                      $5,423,614

INSURANCE --- 0.9%
     31,100 Allmerica Financial Corp                                   1,891,253
                                                                      $1,891,253

MFTG - CONSUMER PRODS. --- 2.0%
     21,100 Anheuser-Busch Companies Inc                               1,496,771
     15,300 Colgate-Palmolive Co                                       1,510,875
     35,000 Philip Morris Companies Inc                                1,406,545
                                                                      $4,414,191

MFTG - INDUSTRIAL PRODS --- 3.4%
     30,700 Champion International Corp                                1,469,763
     23,500 Pharmacia & Upjohn Inc                                     1,335,082
     17,300 Reynolds Metals Co                                         1,020,700
     19,600 Tyco International Ltd                                     1,857,100
     25,400 Warner-Lambert Co                                          1,762,125
                                                                      $7,444,770

OIL & GAS --- 3.4%
     28,300 Apache Corp                                                1,103,700
     12,200 BP Amoco PLC                                               1,323,700
     23,100 Exxon Corp                                                 1,781,588
     26,400 Halliburton Co                                             1,194,600
     15,300 Schlumberger Ltd                                             974,411
     28,100 UnoCal Corp                                                1,113,463
                                                                      $7,491,462

RAILROADS --- 1.1%
     37,600 Kansas City Southern Industries Inc                        2,399,331
                                                                      $2,399,331

RETAIL TRADE --- 5.0%
     31,400 AnnTaylor Stores Corp*                                     1,413,000
     39,900 Dayton Hudson Corp                                         2,593,500
     52,800 McDonald's Corp                                            2,181,274
     60,500 Tandy Corp                                                 2,956,938
     42,800 Wal-Mart Stores Inc                                        2,065,100
                                                                     $11,209,812

SECURITIES & COMMODITIES --- 0.8%
     17,000 Charles Schwab Corp                                        1,867,875
                                                                      $1,867,875

TELEPHONE --- 2.2%
     26,600 Frontier Corp                                              1,569,400
     20,800 GTE Corp                                                   1,575,600
     28,300 SBC Communications Inc                                     1,641,400
                                                                      $4,786,400

TRANSPORTATION EQUIPMENT --- 2.3%
     32,700 Allied-Signal Inc                                          2,060,100
     19,900 General Dynamics Corp                                      1,363,150
     30,300 General Motors Corp Series D*                              1,704,375
                                                                      $5,127,625

WHOLESALE TRADE -CONSUMER --- 0.3%
     52,875 Tasty Baking Co                                              650,992
                                                                        $650,992

TOTAL COMMON STOCK --- 44.4%                                         $98,555,476
(Cost $77,310,619)

SHORT-TERM INVESTMENTS

CONSUMER SERVICES --- 4.1%
  9,000,000 United Parcel Service                                      9,000,000
                                                                      $9,000,000

CREDIT INSTITUTIONS --- 12.8%
 10,800,000 American Express Co                                       10,800,000
  9,000,000 Ford Motor Credit Co                                       9,000,000
  8,547,000 Prudential Funding Corp                                    8,547,000
                                                                     $28,347,000

FINANCIAL SERVICES --- 9.4%
 10,000,000 Commercial Credit Co                                      10,000,000
 10,900,000 Salomon Smith Barney Holdings                             10,900,000
                                                                     $20,900,000

TELEPHONE --- 6.1%
 10,800,000 AT&T Corp                                                 10,800,000
  2,700,000 Ameritech Corp                                             2,697,012
                                                                     $13,497,012

TOTAL SHORT-TERM INVESTMENTS --- 32.3%                               $71,744,012
(Cost $71,744,012)

TOTAL INVESCO BALANCED PORTFOLIO --- 100.0%                         $221,976,488
(Cost $203,633,576)


The Maxim Series Fund

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

AIR --- 0.7%
     16,200 Eagle USA Airfreight Inc*                                    687,479
                                                                        $687,479

COMMUNICATIONS --- 6.3%
     31,000 Advanced Fibre Communications*                               484,375
     19,500 Citadel Comunications Corp*                                  705,647
     23,000 Excel Switching Corp*                                        688,551
     23,000 Galileo Technology Ltd*                                    1,042,176
     30,300 Inet Technologies Inc*                                       727,200
     12,000 InfoSpace.com Inc*                                           564,000
     38,400 Melita International Corp*                                   518,400
      8,500 Power Integrations Inc*                                      621,563
     29,900 Research in Motion Ltd*                                      605,475
      9,500 Terayon Communication Systems*                               530,813
                                                                      $6,488,200

CONSTRUCTION --- 0.9%
     16,300 Dycom Industries Inc*                                        912,800
                                                                        $912,800

CONSUMER SERVICES --- 15.1%
     33,300 AHL Services Inc*                                            830,402
     10,700 Accredo Health Inc*                                          350,425
     56,400 Aeroflex Inc*                                              1,113,900
     20,000 Big Flower Holdings Inc*                                     637,500
     26,300 CSK Auto Corp*                                               710,100
     30,000 Chirex Inc*                                                  963,750
     14,400 Corporate Executive Board Co*                                512,093
     38,700 Harrah's Entertainment Inc*                                  851,400
     24,200 Healthcare Financial Partners Inc*                           828,850
      3,700 Laser Vision Centers Inc*                                    233,100
     15,000 Medquist Inc*                                                656,250
     13,800 Metzler Group Inc*                                           381,225
     21,650 OneMain.com Inc*                                             511,481
     30,800 Priority Healthcare Corp*                                  1,062,600
     22,400 Probusiness Services Inc*                                    803,600
     35,700 Provant Inc*                                                 555,563
     43,800 Province Healthcare Co*                                      854,100
     35,000 Rental Service Corp*                                       1,001,875
     12,700 SFX Entertainment*                                           812,800
     16,000 Suiza Foods Corp*                                            670,000
     12,000 Sunrise Assisted Living Inc*                                 418,500
     21,000 Sylvan Learning Systems Inc*                                 570,927
     12,550 USWeb Corp*                                                  278,447
                                                                     $15,608,888

CREDIT INSTITUTIONS --- 2.0%
     21,300 City National Corp                                           797,408
     24,400 FirstFed Financial Corp*                                     469,700
      8,500 US Trust Corp                                                786,250
                                                                      $2,053,358

ELECTRONICS - HIGH TECH --- 25.3%
     29,000 Advantage Learning Systems Inc*                              641,625
      6,000 Alliant Techsystems Inc*                                     519,000
     42,000 American Xtal Technology Inc*                              1,000,104
     26,900 Anadigics Inc*                                               995,300
     30,100 Anaren Microwave Inc*                                        628,338
     37,500 Antec Corp*                                                1,202,325
      8,000 Applied Micro Circuits Corp*                                 658,000
     42,000 Brooks Automation Inc*                                     1,136,604
     26,400 Business Objects SA sponsored ADR*                           963,600
      6,200 Cree Research Inc*                                           477,009
      6,000 Critical Path Inc*                                           331,872
     28,100 DII Group Inc*                                             1,048,467
     70,600 Digital Microwave Corp*                                      900,150
     28,000 Entrust Technologies Inc*                                    931,000
     10,000 Flextronics International Ltd*                               555,000
     45,000 Genesys Telecommunications Laboratories Inc*               1,125,000
     20,300 Gilat Satellite Networks Ltd*                              1,065,750
     17,400 Integrated Electrical Services*                              280,575
     18,300 Intervoice Inc*                                              264,197
     18,625 LeCroy Corp*                                                 441,170
     10,200 Legato Systems Inc*                                          589,050
     17,000 Maker Communications Inc*                                    527,000
     23,000 Metro Information Services Inc*                              382,375
     29,300 NetGravity Inc*                                              666,575
     25,000 Netopia Inc*                                                 568,750
      7,500 Pegasus Systems Inc*                                         280,778
     28,150 Peregrine Systems Inc*                                       723,089
     16,000 Proxim Inc*                                                  928,000
     10,800 PsiNet Inc*                                                  472,500
      5,000 Qlogic Corp*                                                 660,000
      3,600 Rhythms Netconnections Inc*                                  210,150
     35,000 Sykes Enterprises Inc*                                     1,168,125
     12,100 TranSwitch Corp*                                             573,238
     41,000 Unitrode Corp*                                             1,176,167
     10,000 Verity Inc*                                                  541,870
     18,000 Visual Networks Inc*                                         576,000
     18,800 WebTrends Corp*                                              867,150
                                                                     $26,075,903

FINANCIAL SERVICES --- 1.4%
     32,000 Affiliated Managers Group*                                   965,984
     54,100 Towne Services Inc*                                          426,038
                                                                      $1,392,022

HOLDING & INVEST. OFFICES --- 0.5%
     17,200 Hudson United Bancorp                                        526,750
                                                                        $526,750

INDUSTRIAL PRODS & SVCS --- 1.8%
      4,600 Media Metrix Inc*                                            244,950
     23,400 Moog Inc*                                                    804,375
     30,000 TSI International Software Inc*                              851,250
                                                                      $1,900,575

INDUSTRIAL SERVICES --- 4.2%
     20,000 AC Nielsen Corp*                                             605,000
     36,700 Intranet Solutions Inc*                                      309,638
     13,100 Jack Henry & Associates Inc                                  514,175
     19,000 Mercury Interactive Corp*                                    672,125
     28,650 NCO Group Inc*                                             1,088,700
     21,000 Pharmaceutical Product Development Inc*                      574,875
     12,200 The Profit Recovery Group International Inc*                 577,206
                                                                      $4,341,719

INSURANCE --- 1.5%
     39,700 HCC Insurance Holdings Inc                                   900,674
     47,800 Inspire Insurance Solutions*                                 693,100
                                                                      $1,593,774

MFTG - CONSUMER PRODS. --- 6.2%
     16,500 Action Performance Companies Inc*                            544,500
     39,000 Cymer Inc*                                                   975,000
     12,000 Elcor Corp                                                   524,244
     34,300 Harte-Hanks Inc                                              930,388
     16,500 Linens 'N Things Inc*                                        721,875
     47,000 Playtex Products Inc*                                        731,414
     27,500 Quicksilver Inc*                                             716,705
     40,000 Wild Oats Markets Inc*                                     1,213,720
                                                                      $6,357,846

MFTG - INDUSTRIAL PRODS --- 6.3%
     24,900 Alkermes Inc*                                                575,813
     14,000 Electronics for Imaging Inc*                                 719,250
     14,500 Kronos Inc*                                                  659,750
     23,900 Mettler-Toledo International Inc*                            593,007
     12,100 NCI Building Systems Inc*                                    258,638
     11,500 Pentair Inc                                                  526,125
     44,000 Photronics Inc*                                            1,078,000
     19,800 Powerwave Technologies Inc*                                  638,550
     30,000 Remec Inc*                                                   483,750
      5,000 ResMed Inc*                                                  165,935
     33,600 Roberts Pharmaceutical Corp*                                 814,800
                                                                      $6,513,618

OIL & GAS --- 5.7%
     21,700 Basin Exploration Inc*                                       435,345
     25,600 Evergreen Resources Inc*                                     644,787
     42,000 Global Marine Inc*                                           648,354
     26,000 Louis Dreyfus Natural Gas Corp*                              560,612
     48,000 Nabors Industries Inc*                                     1,172,976
     27,950 Newfield Exploration Co*                                     794,814
     30,400 Precision Drilling Corp*                                     579,485
    125,000 Unit Corp*                                                 1,015,625
                                                                      $5,851,998

REAL ESTATE --- 0.6%
     42,500 Intrawest Corp                                               650,760
                                                                        $650,760

RETAIL TRADE --- 7.9%
     11,400 American Eagle Outfitters*                                   518,700
     15,800 Ames Department Stores Inc*                                  720,875
     21,900 Children's Place*                                            886,950
     17,500 Cost Plus Inc*                                               796,250
     13,000 Footstar Inc*                                                483,431
     23,200 Insight Enterprises Inc*                                     574,200
     43,000 Intertan Inc*                                                881,500
     17,000 O'Reilly Automotive Inc*                                     856,375
     16,000 Papa John's International Inc*                               714,992
     35,800 The Men's Wearhouse Inc*                                     912,900
     29,700 Tuesday Morning Corp*                                        757,350
                                                                      $8,103,523

SECURITIES & COMMODITIES --- 0.4%
      7,500 National Discount Brokers Group Inc*                         435,000
                                                                        $435,000

TELEPHONE --- 0.7%
     12,900 Viatel Inc*                                                  724,010
                                                                        $724,010

WHOLESALE TRADE -CONSUMER --- 0.2%
      2,900 Safeguard Scientifics Inc*                                   179,800
                                                                        $179,800

TOTAL COMMON STOCK --- 87.7%                                         $90,398,023
(Cost $74,465,971)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 8.5%
    700,000 American Express Co                                          699,315
  3,000,000 Ford Motor Credit Co                                       2,999,310
  5,015,000 Prudential Funding Corp                                    5,015,000
                                                                      $8,713,625

ELECTRIC --- 3.9%
  4,000,000 Duke Energy Corp                                           3,993,877
                                                                      $3,993,877

TOTAL SHORT-TERM INVESTMENTS --- 12.3%                               $12,707,502
(Cost $12,707,502)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100.0%                 $103,105,525
(Cost $87,173,473)


The Maxim Series Fund

Investment Grade Corporate Bond Portfolio

BONDS

AGENCY --- 12.7%
    600,000 Federal Home Loan Mortgage Corp                              537,654
            5.125% October 15, 2008
  3,899,999 Federal Home Loan Mortgage Corp                            3,938,999
            Pool #323688
            7.500% March 1, 2029
  4,900,000 Federal National Mortgage Association                      4,726,932
            Pool #489505
            6.500% July 1, 2029
    600,000 Federal National Mortgage Association                        593,346
            Notes
            5.750% April 15, 2003
    600,000 Federal National Mortgage Association                        568,500
            Notes
            4.750% November 14, 2003
  1,100,001 Federal National Mortgage Association                      1,040,876
            Pool #486700
            5.500% March 1, 2014
    600,000 Federal National Mortgage Association                        598,968
            5.625% March 15, 2001
    600,000 Federal National Mortgage Association                        581,904
            6.000% May 15, 2008
  1,507,744 Government National Mortgage Association                   1,492,199
            Pool #780189
            7.000% July 15, 2025
  2,000,200 Government National Mortgage Association                   1,923,312
            Pool #490201
            6.500% June 15, 2029
                                                                     $16,002,690

AIR --- 1.2%
  1,400,000 United Air Lines Inc                                       1,545,866
            Debentures
            9.125% January 15, 2012
                                                                      $1,545,866

CANADIAN - PROVINCIAL --- 3.6%
  1,300,000 Ontario Province                                           1,370,265
            Global Notes
            7.625% June 22, 2004
  3,000,000 Saskatchewan                                               3,205,830
            Yankee Notes
            8.000% July 15, 2004
                                                                      $4,576,095

COMMUNICATIONS --- 1.0%
  1,300,000 News America Inc                                           1,229,098
            Senior Notes
            6.625% January 9, 2008
                                                                      $1,229,098

CREDIT INSTITUTIONS --- 9.4%
  3,000,000 Bayerische Landesbanken NY                                 3,017,970
            Medium Term Notes
            6.375% August 31, 2000
  1,300,000 General Electric Capital Corp                              1,310,283
            Notes
            6.660% May 1, 2018
  4,500,000 General Electric Capital Corp                              4,690,593
            Eurodollar Medium Term Notes
            8.100% February 15, 2002
  1,400,000 General Motors Acceptance Corp                             1,501,598
            Notes
            9.625% December 15, 2001
  1,300,000 Wells Fargo & Co                                           1,305,993
            Subordinated Notes
            6.875% April 1, 2006
                                                                     $11,826,437

ELECTRIC --- 2.4%
  3,000,000 Pennsylvania Power & Light Co                              3,001,860
            Remarketable Putable Notes
            6.125% May 1, 2001
                                                                      $3,001,860

FOREIGN BANKS --- 1.9%
  1,300,000 Abbey National PLC                                         1,278,654
            Global Notes
            6.690% October 17, 2005
  1,200,000 National Australia Bank                                    1,163,388
            Subordinated Notes
            6.600% December 10, 2007
                                                                      $2,442,042

INSURANCE --- 0.9%
  1,200,000 Hartford Financial Services Group Inc                      1,140,648
            Senior Notes
            6.375% November 1, 2008
                                                                      $1,140,648

MFTG - CONSUMER PRODS. --- 1.4%
  1,500,000 Archer-Daniels-Midland Co                                  1,714,140
            Debentures
            8.875% April 15, 2011
                                                                      $1,714,140

RETAIL TRADE --- 1.1%
  1,300,000 Wal-Mart Stores Inc                                        1,365,975
            Notes
            7.500% May 15, 2004
                                                                      $1,365,975

SECURITIES & COMMODITIES --- 1.0%
  1,200,000 Dean Witter Discover & Co                                  1,216,200
            Notes
            6.875% March 1, 2003
                                                                      $1,216,200

TELEPHONE --- 0.8%
  1,200,000 Bellsouth Telecommunications                               1,062,912
            Debentures
            6.750% October 15, 2033
                                                                      $1,062,912

TRANSPORTATION EQUIPMENT --- 2.0%
  1,200,000 Ford Motor Co                                              1,080,216
            Bonds
            6.625% October 1, 2028
  1,400,000 Northrop Grumman Corp                                      1,490,049
            Notes
            8.625% October 15, 2004
                                                                      $2,570,265

U.S. GOVERNMENTS --- 41.4%
    500,000 Federal Home Loan Bank                                       489,685
            Jumbo Notes
            4.875% January 22, 2002
  5,600,000 Federal Home Loan Bank                                     5,393,472
            Jumbo Notes
            5.125% September 15, 2003
  5,900,000 United States of America                                   5,983,898
            Treasury Notes
            6.250% October 31, 2001
  7,300,000 United States of America                                   9,499,125
            Treasury Notes
            9.000% November 15, 2018
  4,400,000 United States of America                                   4,710,728
            Treasury Bonds
            6.750% August 15, 2026
  3,700,000 United States of America                                   3,739,886
            Treasury Notes
            6.125% August 15, 2007
  5,300,000 United States of America                                   5,462,286
            Treasury Notes
            6.500% May 15, 2005
 17,100,000 United States of America                                  17,081,361
            Treasury Notes
            5.625% December 31, 2002
                                                                     $52,360,441

TOTAL BONDS --- 80.7%                                               $102,054,669
(Cost $101,854,650)

SHORT-TERM INVESTMENTS

ELECTRIC --- 5.1%
  6,400,000 Duke Energy Corp                                           6,390,203
                                                                      $6,390,203

FINANCIAL SERVICES --- 6.6%
  2,000,000 Household Finance Corp                                     1,998,083
  6,400,000 KFW International Finance                                  6,393,740
                                                                      $8,391,823

HOLDING & INVEST. OFFICES --- 5.1%
  6,400,000 American General Finance Corp                              6,395,644
                                                                      $6,395,644

SECURITIES & COMMODITIES --- 2.5%
  3,200,000 Morgan Stanley Dean Witter & Co                            3,197,800
                                                                      $3,197,800

TOTAL SHORT-TERM INVESTMENTS --- 19.3%                               $24,375,470
(Cost $24,375,470)

TOTAL INVESTMENT GRADE CORPORATE BOND PORTFOLIO --- 100.0%          $126,430,139
(Cost $126,230,120)


The Maxim Series Fund

Loomis Sayles Corporate Bond Portfolio

BONDS

AGENCY --- 1.9%
 14,150,000 Federal National Mortgage Association                      4,034,575
            Zero Coupon Bonds
            7.550% October 29, 2007
                                                                      $4,034,575

AIR --- 0.0%
     77,200 Northwest Airlines Corp                                       83,762
            Notes
            9.360% March 10, 2006
                                                                         $83,762

CANADIAN - FEDERAL --- 3.4%
  5,000,000 BC Generic Residual                                          596,193
            Debentures
            6.230% November 19, 2027
  4,650,000 Canadian Residual                                            848,443
            Debentures
            5.820% June 1, 2022
 35,550,000 Canadian Residual                                          5,722,801
            Debentures
            5.640% June 1, 2025
                                                                      $7,167,437

CANADIAN - PROVINCIAL --- 10.9%
  5,000,000 British Columbia                                             723,317
            Principal Strips
            6.240% August 23, 2024
  2,500,000 British Columbia                                             461,591
            Principal Strips
            6.240% September 5, 2020
  1,760,000 British Columbia                                           1,102,279
            Debentures
            5.700% June 18, 2029
  6,500,000 British Columbia                                           1,859,415
            Principal Strips
            6.210% August 23, 2013
 11,415,000 British Columbia                                           1,868,615
            Principal Strips
            6.240% August 19, 2022
    275,000 British Columbia                                             220,430
            Debentures
            7.875% November 30, 2023
  1,400,000 British Columbia                                             381,074
            Principal Strips
            6.220% June 9, 2014
  9,815,000 British Columbia                                           1,601,360
            Principal Strips
            6.310% June 9, 2022
  5,000,000 Hydro-Quebec                                                 872,026
            Zero Coupon Bonds
            6.540% August 15, 2020
  5,000,000 MP Generic Residual                                          506,118
            Zero Coupon Bonds
            6.100% March 5, 2031
  5,373,000 Manitoba                                                   4,399,651
            Bonds
            7.750% December 22, 2025
  3,800,000 Manitoba Province                                          2,702,107
            Debentures
            6.500% September 22, 2017
    500,000 Newfoundland                                                 329,545
            Debentures
            6.150% April 17, 2028
  3,650,000 Ontario Residual                                             491,795
            Zero Coupon Bonds
            6.220% December 2, 2025
 11,300,000 Ontario Residual                                           1,401,937
            Zero Coupon Bonds
            6.180% June 2, 2027
  4,800,000 Ontario Residual                                             793,909
            Zero Coupon Bonds
            6.230% July 13, 2022
  5,010,825 Province of Alberta                                        3,430,933
            Debentures
            5.930% September 16, 2016
                                                                     $23,146,102

COMMUNICATIONS --- 9.2%
  1,850,000 CBS Corp                                                   1,839,511
            Debentures
            7.875% September 1, 2023
    250,000 CBS Inc                                                      228,120
            Senior Notes
            7.125% November 1, 2023
    500,000 Century Communications Corp Class A                          460,625
            Debentures
            8.375% November 15, 2017
    500,000 Charter Communication Holdings#                              310,000
            Senior Discount Notes
            10.110% April 1, 2011
  1,400,000 Clearnet Communications                                      637,661
            Senior Discount Notes
            12.410% August 13, 2007
    700,000 Clearnet Communications                                      260,537
            Senior Discount Notes
            12.190% February 15, 2009
    500,000 Clearnet Communications                                      191,196
            Senior Discount Notes
            12.840% May 15, 2008
  2,900,000 Fox Family Worldwide Inc                                   1,841,500
            Senior Discount Notes
            11.980% November 1, 2007
  2,500,000 Intermedia Communications Inc                              1,387,500
            Senior Discount Notes
            12.670% March 1, 2009
  1,000,000 Multicanal SA                                                760,000
            Senior Notes
            10.500% April 15, 2018
  3,325,000 Nextel Communications Inc                                  2,319,188
            Senior Discount Notes
            9.040% October 31, 2007
    500,000 Nextlink Communications Inc                                  300,000
            Senior Discount Notes
            11.600% April 15, 2008
    500,000 Nextlink Communications Inc                                  290,000
            Senior Discount Notes
            11.770% June 1, 2009
    300,000 Rogers Communications Inc                                    223,500
            Convertible Debentures
            2.000% November 26, 2005
    265,000 Telekom Malaysia Bhd                                         229,119
            Bonds
            4.000% October 3, 2004
  1,325,000 Telekom Malaysia Bhd#                                      1,109,953
            Debentures
            7.875% August 1, 2025
    750,000 Time Warner Inc                                              739,223
            Debentures
            7.570% February 1, 2024
    830,000 Time Warner Inc                                              771,585
            Company Guaranteed Bonds
            6.875% June 15, 2018
  5,175,000 Time Warner Inc                                            4,796,035
            Company Guaranteed Bonds
            6.950% January 15, 2028
    950,000 Total Access Communication PLC#                              714,305
            Private Placement
            8.375% November 4, 2006
    250,000 Total Access Communication PLC#                              202,500
            Private Placement
            7.625% November 4, 2001
                                                                     $19,612,058

CONSTRUCTION --- 0.5%
    350,000 Empresa ICA SA                                               238,000
            Convertible Subordinated Debentures
            5.000% March 15, 2004
    500,000 Pulte Corp                                                   470,205
            Senior Notes
            7.300% October 24, 2005
    450,000 Schuler Homes Inc                                            346,500
            Convertible Subordinated Debentures
            6.500% January 15, 2003
                                                                      $1,054,705

CONSUMER SERVICES --- 1.6%
  1,250,000 Bausch & Lomb Inc                                          1,109,300
            Debentures
            7.125% August 1, 2028
  2,000,000 Columbia/HCA Healthcare Corp                               1,507,580
            Notes
            7.050% December 1, 2027
    250,000 Columbia/HCA Healthcare Corp                                 202,123
            Medium Term Notes
            7.580% September 15, 2025
    250,000 HEALTHSOUTH Corp                                             211,250
            Subordinated Debentures
            3.250% April 1, 2003
    250,000 Integrated Health Services Inc                               179,375
            Senior Subordinated Notes
            9.250% January 15, 2008
    250,000 Tenet Healthcare Corp                                        191,875
            Subordinated Notes
            6.000% December 1, 2005
                                                                      $3,401,503

CREDIT INSTITUTIONS --- 0.7%
    350,000 DR Structured Finance Corp                                   313,989
            Debentures
            7.430% August 15, 2018
    200,000 DR Structured Finance Corp                                   188,240
            Pass Through Certificates
            8.550% August 15, 2019
    950,000 Sappi BVI Finance Ltd                                        896,610
            Convertible Bonds
            7.500% August 1, 2002
                                                                      $1,398,839

ELECTRIC --- 3.1%
    500,000 AES Corp                                                     461,250
            Senior Subordinated Debentures
            8.875% November 1, 2027
    500,000 BEC Energy                                                   492,930
            Debentures
            7.800% March 15, 2023
    208,000 Commonwealth Edison Co                                       166,779
            Debentures
            4.750% December 1, 2011
    500,000 Korea Electric Power Corp                                    460,165
            Debentures
            6.750% August 1, 2027
    999,724 Korea Electric Power Corp                                    883,216
            Debentures
            7.400% April 1, 2016
    250,000 National Power Corp                                          217,500
            Yankee Bond
            9.625% May 15, 2028
    500,000 Quezon Power Ltd                                             405,745
            Bonds
            8.860% June 15, 2017
  1,300,000 Tata Electric Co#                                          1,109,901
            Bonds
            8.500% August 19, 2017
  2,750,000 Tenaga Nasional Bhd#                                       2,137,795
            Debentures
            7.500% November 1, 2025
    250,000 Texas - New Mexico Power Co                                  228,840
            Senior Notes
            6.250% January 15, 2009
                                                                      $6,564,121

ELECTRONICS - HIGH TECH --- 8.0%
  1,300,000 Apple Computer Inc                                         1,189,500
            Notes
            6.500% February 15, 2004
  1,000,000 BroadBand Technologies Inc                                   430,000
            Convertible Subordinated Notes
            5.000% May 15, 2001
    650,000 Cirrus Logic Inc#                                            444,438
            Debentures
            6.000% December 15, 2003
    250,000 EDO Corp                                                     195,000
            Convertible Bonds
            7.000% December 15, 2011
    500,000 Hyundai Semiconductor#                                       398,275
            Senior Notes
            8.625% May 15, 2007
    200,000 Intevac Inc                                                  124,250
            Subordinated Notes
            6.500% March 1, 2004
    800,000 Kent Electronics Corp                                        653,000
            Subordinated Notes
            4.500% September 1, 2004
    900,000 Lam Research Corp                                            814,500
            Subordinated Notes
            5.000% September 1, 2002
    400,000 Maxtor Corp                                                  300,000
            Convertible Debentures
            5.750% March 1, 2012
    150,000 National Semiconductor Corp                                  142,500
            Subordinated Debentures
            6.500% October 1, 2002
    950,000 Read-Rite Corp                                               399,000
            Convertible Subordinated Notes
            6.500% September 1, 2004
     50,000 Richardson Electronics Ltd                                    36,000
            Convertible Debentures
            7.250% December 15, 2006
    750,000 Samsung Electronics                                          786,600
            Zero Coupon Bonds
            -.5600% December 31, 2007
  1,750,000 Samsung Electronics Co#                                    1,365,000
            Debentures
            7.700% October 1, 2027
  2,000,000 Seagate Technology Inc                                     1,857,640
            Debentures
            7.450% March 1, 2037
  2,500,000 Seagate Technology Inc                                     2,304,125
            Senior Notes
            7.370% March 1, 2007
  1,000,000 Seagate Technology Inc                                       894,960
            Debentures
            7.875% March 1, 2017
    100,000 Silicon Graphics Inc                                          88,500
            Senior Notes
            5.250% September 1, 2004
     62,332 StreamLogic Corp                                                 623
            Notes
            14.000% October 7, 2000
    100,000 Telxon Corp                                                   71,250
            Convertible Subordinated Notes
            5.750% January 1, 2003
  3,915,000 Thermo Electron Corp#                                      3,454,988
            Subordinated Debentures
            4.250% January 1, 2003
    850,000 Total Access Communication                                   841,500
            Convertible
            2.000% May 31, 2006
    515,000 Zenith Electronics Corp                                      113,300
            Convertible Subordinated Debentures
            6.250% April 1, 2011
                                                                     $16,904,949

ENVIRONMENTAL SERVICES --- 0.4%
    350,000 Aqua Alliance Inc                                            303,625
            Convertible Debentures
            8.000% May 15, 2015
    575,000 Molten Metal Technology Inc                                    5,750
            Convertible Subordinated Notes
            5.500% May 1, 2006
    725,000 Molten Metal Technology Inc                                        0
            Subordinated Notes
            5.500% May 1, 2006
    495,000 Ogden Corp                                                   455,400
            Convertible Subordinated Bonds
            5.750% October 20, 2002
                                                                        $764,775

FINANCIAL SERVICES --- 4.0%
  1,000,000 AMP Property LP                                              914,590
            Bonds
            7.500% June 30, 2018
  1,200,000 APP Finance VII Mauritius                                    894,000
            Convertible Notes Guaranteed
            3.500% April 30, 2003
    375,000 APP Finance VII Mauritius#                                   281,250
            Convertible Notes Guaranteed
            3.500% April 30, 2003
    700,000 Bell Atlantic Financial Services                             711,165
            Convertible Bonds
            5.750% April 1, 2003
    250,000 Cerro Negro Finance Ltd#                                     195,000
            Bonds
            7.900% December 1, 2020
  2,000,000 KN Capital Trust III                                       1,719,800
            Company Guaranteed Bonds
            7.630% April 15, 2028
    250,000 PYCSA Panama#                                                186,250
            Bonds
            10.280% December 15, 2012
  1,100,000 Pindo Deli Fin Mauritius                                     764,500
            Company Guaranteed Bonds
            10.750% October 1, 2007
  2,900,000 Pindo Deli Fin Mauritius                                   1,761,750
            Yankee Notes
            10.875% October 1, 2027
    500,000 Siam Commercial Bank PLC#                                    405,000
            Subordinated Notes
            7.500% March 15, 2006
    875,000 Tjiwi Kimia FN Mauritius                                     630,000
            Private Placement
            10.000% August 1, 2004
                                                                      $8,463,305

FOREIGN BANKS --- 6.0%
  1,600,000 Bangkok Bank Public Co                                       840,000
            Convertible Bonds
            20.470% March 3, 2004
  4,150,000 Bangkok Bank Public Co Ltd#                                3,308,795
            Subordinated Notes
            9.025% March 15, 2029
 19,425,000 International Bank for Reconstruction & Development        5,752,286
            Senior Notes
            9.650% August 20, 2007
  1,000,000 International Bank for Reconstruction & Development          548,683
            Debentures
            8.000% May 23, 2007
    400,000 Siam Commercial Bank PLC                                     201,000
            Convertible Bonds
            3.250% January 24, 2004
  2,625,000 Thai Farmers Bank PLC#                                     2,047,500
            Bonds
            8.250% August 21, 2016
                                                                     $12,698,264

FOREIGN GOVERNMENTS --- 8.6%
  1,000,000 Bangko Sentral Pilipinas                                     812,500
            Bonds
            8.600% June 15, 2027
    863,228 Equador-Global Bearer                                        280,549
            Debentures
            6.000% February 27, 2015
 15,900,000 Ontario Hydro Generic Residual                             2,745,479
            Debentures
            6.240% October 15, 2021
    200,000 Petro Mexicanos#                                             150,500
            Debentures
            8.625% December 1, 2023
  7,500,000 Republic Of South Africa                                   1,127,993
            Bonds
            12.000% February 28, 2005
    250,000 Republic of Argentina                                        155,625
            Brady Bond
            10.270% March 31, 2023
    465,000 Republic of Argentina                                        392,924
            Debentures
            6.000% March 31, 2005
  6,550,000 Republic of Brazil                                         4,879,750
            Debentures
            10.125% May 15, 2027
  5,079,940 Republic of Brazil                                         2,898,614
            Capitalization Bonds
            8.000% April 15, 2014
  4,500,000 Republic of South Africa                                     662,933
            Bonds
            12.500% December 21, 2006
  2,500,000 Republic of South Africa                                     374,334
            Bonds
            13.500% September 15, 2015
  6,615,000 SCDA Generic Residual                                        933,565
            Debentures
            28.400% May 30, 2005
  4,250,000 Venezuela                                                  2,768,025
            Debentures
            9.250% September 15, 2027
                                                                     $18,182,791

FORESTRY --- 0.0%
    125,000 Advance Argo Public Company Ltd                              104,688
            Convertible Unsubordinated Notes
            3.500% June 17, 2001
                                                                        $104,688

GAS --- 1.0%
  1,000,000 KN Energy Inc                                                872,910
            Debentures
            7.250% March 1, 2028
    132,500 NorAm Energy Corp                                            120,906
            Convertible Sub Debentures
            6.000% March 15, 2012
  1,250,000 Tennessee Gas Pipeline Co                                  1,158,675
            Debentures
            7.000% October 15, 2028
                                                                      $2,152,491

HOLDING & INVEST. OFFICES --- 0.6%
    750,000 Federal Realty Investment Trust                              660,000
            Convertible Bonds
            5.250% October 28, 2003
    750,000 Meditrust Cos                                                615,668
            Unsecured Notes
            7.000% August 15, 2007
                                                                      $1,275,668

INDUSTRIAL PRODS & SVCS --- 0.4%
    750,000 Merey Sweeney LP#                                            768,750
            Senior Notes
            8.850% December 18, 2019
                                                                        $768,750

INSURANCE --- 3.0%
  7,855,000 Loews Corp                                                 6,392,006
            Subordinated Notes
            3.125% September 15, 2007
                                                                      $6,392,006

MFTG - CONSUMER PRODS. --- 6.0%
     24,000 Bell Sports Corp                                              19,410
            Convertible Subordinated Debentures
            4.250% November 15, 2000
    750,000 Borden Inc                                                   603,893
            Debentures
            7.875% February 15, 2023
  1,000,000 Burlington Industries Inc                                    844,950
            Bonds
            7.250% August 1, 2027
    450,000 Burns Philp Treasury                                         222,750
            Convertible Notes
            5.500% April 30, 2004
  1,000,000 ConAgra Inc                                                  936,050
            Senior Notes
            7.000% October 1, 2028
    125,000 Fieldcrest Cannon Inc                                        100,625
            Convertible Debentures
            6.000% March 15, 2012
    550,000 Fruit of the Loom Inc Class A                                367,813
            Debentures
            7.375% November 15, 2023
    250,000 Kellwood Co                                                  222,755
            Debentures
            7.625% October 15, 2017
  5,185,000 Philip Morris Companies Inc                                5,204,703
            Debentures
            7.750% January 15, 2027
    250,000 Phillips Van-Heusen Corp                                     214,548
            Debentures
            7.750% November 15, 2023
  2,100,000 RCN Corp                                                   1,302,000
            Senior Discount Notes
            11.650% July 1, 2008
  1,750,000 RCN Corp                                                   1,093,750
            Senior Discount Notes
            11.490% February 15, 2008
  1,475,000 RCN Corp                                                     984,563
            Senior Discount Notes
            11.820% October 15, 2007
    600,000 Scholastic Corp#                                             549,750
            Bonds
            5.000% August 15, 2005
     84,000 The Dixie Group Inc                                           67,200
            Convertible Debentures
            7.000% May 15, 2012
  1,600,000 The Penn Traffic Co                                           64,000
            Senior Subordinated Notes
            9.625% April 15, 2005
                                                                     $12,798,760

MFTG - INDUSTRIAL PRODS --- 2.3%
    750,000 Centocor Inc                                                 837,188
            Subordinated Debentures
            4.750% February 15, 2005
    150,000 Chiron Corp                                                  147,000
            Convertible Subordinated Notes
            1.900% November 17, 2000
    250,000 Compania Alimentos Fargo                                     197,500
            Senior Notes
            13.250% August 1, 2008
  1,335,000 Dura Pharmaceuticals Inc                                     987,900
            Subordinated Notes
            3.500% July 15, 2002
     50,000 Exide Corp#                                                   30,375
            Senior Subordinated Notes
            2.900% December 15, 2005
    500,000 Geneva Steel Co Class A                                      102,500
            Senior Notes
            9.500% January 15, 2004
     50,000 Glycomed Inc                                                  40,375
            Convertible Subordinated Debentures
            7.500% January 1, 2003
     75,000 Hexcel Corp                                                   60,375
            Convertible Debentures
            7.000% August 1, 2011
    100,000 Hexcel Corp                                                   93,000
            Subordinated Notes
            7.000% August 1, 2003
    525,000 Nabi                                                         372,750
            Convertible Bonds
            6.500% February 1, 2003
  1,500,000 New Brunswick FM Project#                                    799,660
            Bonds
            0.860% November 30, 2027
    750,000 Perez Companc SA#                                            637,500
            Private Placement
            8.125% July 15, 2007
    100,000 Thermedics Inc                                                68,000
            Zero Coupon
            10.090% June 1, 2003
    600,000 Thermo TerraTech Inc#                                        521,250
            Company Guaranteed Notes
            4.625% May 1, 2003
                                                                      $4,895,373

MINING --- 0.4%
  1,000,000 Banpu Public Company Ltd                                     890,000
            Convertible Bonds
            2.750% April 10, 2003
                                                                        $890,000

OIL & GAS --- 4.9%
  5,150,000 Baker Hughes Inc                                           3,862,500
            Convertible Notes
            3.280% May 5, 2008
    300,000 Diamond Offshore Drilling Inc                                298,500
            Subordinated Notes
            3.750% February 15, 2007
  1,150,000 Global Marine Inc                                          1,010,827
            Notes
            7.000% June 1, 2028
    400,000 Key Energy Services Inc                                      249,500
            Subordinated Notes
            5.000% September 15, 2004
    250,000 Petroleos Mexicanos                                          210,625
            Company Guaranteed Bonds
            9.500% September 15, 2027
    600,000 Pioneer Natural Resources Co                                 513,000
            Company Guaranteed Notes
            6.500% January 15, 2008
  4,000,000 R&B Falcon Corp                                            2,813,720
            Senior Notes
            7.375% April 15, 2018
    750,000 R&B Falcon Corp                                              607,500
            Senior Notes
            6.750% April 15, 2005
    350,000 Ssangyong Oil Refining Company Ltd                           248,500
            Unsubordinated Convertible Bonds
            3.000% December 31, 2004
    650,000 Union Pacific Resources Group Inc                            585,462
            Debentures
            7.050% May 15, 2018
                                                                     $10,400,134

OTHER TRANS. SERVICES --- 0.1%
    100,000 Preston Corp                                                  80,000
            Convertible Bonds
            7.000% May 1, 2011
    250,000 Worldway Corp                                                202,500
            Convertible Subordinated Debentures
            6.250% April 15, 2011
                                                                        $282,500

RAILROADS --- 0.1%
    350,000 Missouri Pacific Railroad Co                                 181,125
            Debentures
            5.000% January 1, 2045
                                                                        $181,125

REAL ESTATE --- 6.3%
  2,000,000 First Industrial Realty Trust Inc                          1,725,800
            Notes
            7.600% July 15, 2028
  2,500,000 First Industrial Realty Trust Inc                          2,280,430
            Notes
            7.500% December 1, 2017
  1,000,000 Highwoods Properties Inc                                     874,160
            Senior Notes
            7.500% April 15, 2018
  2,000,000 ProLogis Trust                                             1,870,080
            Debentures
            7.625% July 1, 2017
  1,100,000 Rockefeller Center Properties                                871,750
            Convertible Debentures
            16.120% December 31, 2000
  2,500,000 Security Capital Group Inc                                 2,138,250
            Notes
            7.700% June 15, 2028
    250,000 Sizeler Property Investors Inc                               235,000
            Convertible Subordinated Debentures
            8.000% July 15, 2003
  1,000,000 Susa Partnership                                             890,920
            Debentures
            7.450% July 1, 2018
  1,875,000 Susa Partnership                                           1,625,606
            Debentures
            7.500% December 1, 2027
  1,000,000 TriNet Corporate Realty Trust Inc                            776,600
            Senior Notes
            7.700% July 15, 2017
                                                                     $13,288,596

RETAIL TRADE --- 2.0%
    450,000 Boston Chicken Inc                                            15,750
            Convertible Bonds
            4.500% February 1, 2004
    500,000 Boston Chicken Inc                                             2,500
            Convertible Bonds
            28.550% June 1, 2015
    275,000 CML Group Inc                                                  1,375
            Convertible Jr Subordinated
            5.500% January 15, 2003
    250,000 Einstein/Noah Bagel Corp                                     142,500
            Convertible Bonds
            7.250% June 1, 2004
    100,000 Jacobson Stores Inc                                           76,000
            Convertible Debentures
            6.750% December 15, 2011
    750,000 Kmart Corp                                                   712,500
            Debentures
            7.950% February 1, 2023
  2,250,000 Owens Corning                                              2,102,468
            Bonds
            7.500% August 1, 2018
  2,350,000 Shoney's Inc                                                 543,438
            Convertible Subordinated Notes
            33.100% April 11, 2004
    100,000 TPI Enterprises Inc                                           49,500
            Debentures
            8.250% July 15, 2002
    750,000 Venator Group Inc                                            525,000
            Debentures
            8.500% January 15, 2022
                                                                      $4,171,031

TELEPHONE --- 3.7%
  5,775,000 Bell Atlantic Corp                                         5,904,938
            Notes
            4.250% September 15, 2005
  1,400,000 Nextel International Inc                                     728,000
            Senior Discount Notes
            15.20% April 15, 2008
  2,250,000 Teligent Inc                                               1,327,500
            Senior Discount Notes
            13.140% March 1, 2008
                                                                      $7,960,438

TRANSPORTATION --- 0.4%
    100,000 APL Ltd                                                       65,000
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc                                           228
            Convertible Subordinated Debentures
            8.000% August 15, 2005
    500,000 Hvide Marine Inc                                             215,000
            Company Guaranteed Notes
            8.375% February 15, 2008
  1,000,000 Milit-Air Inc#                                               650,870
            Bonds
            5.750% June 30, 2019
                                                                        $931,098

TRANSPORTATION EQUIPMENT --- 0.7%
  1,260,000 Hyundai Motor Company Ltd#                                 1,043,545
            Senior Notes
            7.600% July 15, 2007
    500,000 TRW Inc                                                      425,700
            Debentures
            6.650% January 15, 2028
                                                                      $1,469,245

U.S. GOVERNMENTS --- 1.2%
  2,600,000 United States of America                                     600,912
            Principal Strips
            6.160% August 15, 2023
    500,000 United States of America                                     487,890
            Treasury Notes
            6.000% February 15, 2026
  1,500,000 United States of America                                   1,373,430
            Treasury Notes
            5.500% August 15, 2028
                                                                      $2,462,232

U.S. MUNICIPAL --- 0.3%
  2,000,000 Orange County California Pension                             564,958
            General Obligation Bonds
            7.500% September 1, 2016
                                                                        $564,958

WHOLESALE TRADE - INDL --- 0.5%
  1,050,000 Loxley PLC                                                   325,500
            Convertible Bonds
            2.500% April 4, 2001
    750,000 Pioneer Standard Electronics Inc                             685,673
            Senior Notes
            8.500% August 1, 2006
                                                                      $1,011,173

WHOLESALE TRADE -CONSUMER --- 0.1%
  1,000,000 Semi-Tech Corp                                               140,000
            Senior Discount Notes
            11.500% August 15, 2003
                                                                        $140,000

TOTAL BONDS --- 92.1%                                               $195,617,452
(Cost $208,792,469)

COMMON STOCK

ELECTRONICS - HIGH TECH --- 0.0%
        550 StreamLogic Corp*                                                  0
                                                                              $0

RETAIL TRADE --- 0.1%
     62,980 Advantica Restaurant Group Inc*                              216,462
                                                                        $216,462

TOTAL COMMON STOCK --- 0.1%                                             $216,462
(Cost $809,134)

PREFERRED STOCK

COMMUNICATIONS --- 0.4%
      1,050 Hyperion Telecommunication*                                  944,919
                                                                        $944,919

ELECTRIC --- 0.3%
      2,255 Energy East Corp                                             158,978
      1,304 Entergy Louisiana Inc                                         80,522
      1,023 MDU Resources Group Inc                                       90,024
      7,655 Nevada Power Co                                              117,734
      2,850 Niagara Mohawk Power Corp                                    219,450
        300 Northern States Power Co                                      17,269
                                                                        $683,977

FINANCIAL SERVICES --- 0.1%
      2,500 Owens Corning Capital                                        118,438
                                                                        $118,438

HOLDING & INVEST. OFFICES --- 0.0%
     11,500 Hvide Capital Trust                                           74,750
                                                                         $74,750

MFTG - INDUSTRIAL PRODS --- 0.5%
     25,850 Bethlehem Steel Corp                                         933,831
      1,000 EI du Pont de Nemours & Co                                    62,875
                                                                        $996,706

OIL & GAS --- 0.4%
      3,750 Chesapeake Energy Corp                                        97,500
     20,000 Weatherford International Inc                                787,500
                                                                        $885,000

REAL ESTATE --- 0.1%
      6,500 Equity Residential Properties Trust                          154,775
                                                                        $154,775

TOTAL PREFERRED STOCK --- 1.8%                                        $3,858,565
(Cost $4,170,509)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 5.7%
  2,000,000 American Express Co                                        2,000,000
    700,000 Ford Motor Credit Co                                         700,000
  9,484,000 Prudential Funding Corp                                    9,484,000
                                                                     $12,184,000

TELEPHONE --- 0.2%
    500,000 AT&T Corp                                                    500,000
                                                                        $500,000

TOTAL SHORT-TERM INVESTMENTS --- 6.0%                                $12,684,000
(Cost $12,684,000)

TOTAL LOOMIS SAYLES CORPORATE BOND PORTFOLIO --- 100.0%             $212,376,479
(Cost $226,456,112)


The Maxim Series Fund

Loomis Sayles Small-Cap Value Portfolio

COMMON STOCK

COMMUNICATIONS --- 0.7%
     17,000 Boston Communications Group Inc*                             228,429
     23,300 Hearst-Argyle Television Inc*                                559,200
                                                                        $787,629

CONSUMER SERVICES --- 7.2%
     15,900 Alterra Healthcare Corp*                                     218,625
     48,600 Beverly Enterprises Inc*                                     391,813
      9,000 Biovail Corporation International*                           459,558
     38,800 Capital Senior Living Corp*                                  388,000
     14,000 Chirex Inc*                                                  449,750
     59,300 EndoSonics Corp*                                             415,100
     16,500 First Health Group Corp*                                     355,773
     28,600 Foundation Health Systems*                                   429,000
     18,300 Jones Pharmaceuticals Inc                                    720,563
     19,800 Medicis Pharmaceutical Corp Class A*                         502,425
     34,336 Meristar Hospitality Corp                                    770,397
     23,900 Metzler Group Inc*                                           660,238
     20,100 Nielsen Media Research*                                      587,925
     33,300 Trigon Healthcare Inc*                                     1,211,288
     20,600 USWeb Corp*                                                  457,052
                                                                      $8,017,507

CREDIT INSTITUTIONS --- 3.9%
     18,700 Bank United Corp Class A                                     751,497
      8,500 City National Corp                                           318,215
     29,100 Colonial Bancgroup Inc                                       405,567
     38,550 Commercial Federal Corp                                      893,859
     38,800 Cullen/Frost Bankers Inc                                   1,069,406
     19,900 DVI Inc*                                                     340,788
     74,500 Imperial Credit Industries Inc*                              528,429
                                                                      $4,307,761

ELECTRIC --- 1.5%
     14,500 BEC Energy                                                   598,125
     22,200 Rochester Gas & Electric Corp                                589,676
     16,600 WPS Resources Corp                                           498,000
                                                                      $1,685,801

ELECTRONICS - HIGH TECH --- 15.5%
     16,900 AVX Corp                                                     411,938
     33,800 Actel Corp*                                                  498,550
      8,900 Alliant Techsystems Inc*                                     769,850
      9,250 Alpha Industries Inc*                                        440,531
     22,600 Atmel Corp*                                                  591,826
      5,900 Bell & Howell Co*                                            223,091
     38,825 Conmed Corp*                                               1,189,016
     10,800 Credence Systems Corp*                                       400,950
     54,300 Cypress Semiconductor Corp*                                  895,950
     17,400 DENTSPLY International Inc                                   487,200
      7,500 Dallas Semiconductor Corp                                    378,750
     36,200 Federal Signal Corp                                          766,969
     20,000 Harman International Industries Inc                          880,000
     34,400 Hutchinson Technology Inc*                                   954,600
     31,800 Inter-Tel Inc                                                580,350
     26,800 Invacare Corp                                                716,900
     13,900 Litton Industries Inc*                                       997,325
     23,700 Maxwell Technologies Inc*                                    570,269
     20,600 National Computer Systems Inc                                695,250
     41,900 Pairgain Technologies Inc*                                   481,850
     30,000 Respironics Inc*                                             453,750
     18,500 SCI Systems Inc*                                             878,750
     32,100 SMART Modular Technologies Inc*                              557,738
     24,200 Tektronix Inc                                                730,525
      9,900 Veeco Instruments Inc*                                       336,600
     33,631 Vishay Intertechnology Inc*                                  706,251
     18,300 Visio Corp*                                                  696,535
                                                                     $17,291,314

FINANCIAL SERVICES --- 0.1%
      4,200 Pacific Bank NA                                               80,060
                                                                         $80,060

FORESTRY --- 0.6%
     17,100 Chesapeake Corp                                              640,173
                                                                        $640,173

GAS --- 2.3%
     55,300 MCN Corp                                                   1,147,475
      9,000 New Jersey Resources Corp                                    336,933
     22,500 Public Service Company of North Carolina Inc                 658,125
     18,100 Washington Gas Light Co                                      470,600
                                                                      $2,613,133

HOLDING & INVEST. OFFICES --- 6.9%
     66,700 Anthracite Capital Inc                                       437,685
     11,200 Chittenden Corp                                              350,000
     46,600 Community First Bancshares Inc                             1,112,575
     52,500 Federated Investors Inc                                      941,693
     42,953 Healthcare Realty Trust Co                                   902,013
     19,200 Hudson United Bancorp                                        588,000
     15,100 Liberty Financial Companies Inc                              439,788
     45,300 Liberty Property Trust                                     1,126,838
     31,600 Local Financial Corp*                                        312,050
     25,800 Staten Island Bancorp Inc                                    464,400
     28,000 Sun Communities Inc                                          994,000
                                                                      $7,669,042

INDUSTRIAL SERVICES --- 5.6%
     40,200 AC Nielsen Corp*                                           1,216,050
     22,800 Advo Inc*                                                    473,100
     24,300 Deluxe Corp                                                  946,169
     48,600 Information Resources Inc*                                   425,250
     77,000 Medaphis Corp*                                               442,750
      8,000 National Data Corp                                           342,000
     15,100 National Service Industries Inc                              543,600
     16,350 Nichols Research Corp*                                       357,656
     55,500 RH Donnelley Corp                                          1,085,691
     27,875 Tetra Tech Inc*                                              459,938
                                                                      $6,292,204

INSURANCE --- 5.9%
     21,400 AmerUs Life Holdings Inc                                     577,800
     13,400 Annuity & Life RE Ltd                                        300,656
     15,800 Arthur J Gallagher & Co                                      782,100
     41,800 CNA Surety Corp                                              640,042
     19,300 Capital Re Corp                                              309,997
     35,000 HCC Insurance Holdings Inc                                   794,045
     13,600 Medical Assurance Inc*                                       384,200
     18,700 Protective Life Corp                                         617,100
     11,300 Radian Group Inc                                             551,576
     18,700 Reinsurance Group America Co                                 659,175
     33,100 StanCorp Financial Group Inc*                                993,000
                                                                      $6,609,691

LEASING --- 0.5%
     91,900 UniCapital Corp*                                             580,073
                                                                        $580,073

MFTG - CONSUMER PRODS. --- 10.2%
     64,200 Burlington Industries Inc*                                   581,780
     35,600 Champion Enterprises Inc*                                    663,050
     15,200 Corn Products International Inc                              462,642
     17,900 Earthgrains Co                                               462,035
     18,000 HON Industries Inc                                           525,366
     28,800 Harte-Hanks Inc                                              781,200
     49,900 International Multifoods Corp                              1,125,844
     30,400 Jostens Inc                                                  640,285
     20,100 Liz Claiborne Inc                                            733,650
     44,900 Michael Foods Inc                                          1,055,150
     35,600 Premark International Inc                                  1,335,000
     12,500 Shaw Industries Inc*                                         206,250
     10,300 Springs Industries Inc Class A                               449,338
      6,100 Talbots Inc                                                  232,563
     51,300 Viad Corp                                                  1,587,068
     32,000 Whitman Corp                                                 576,000
                                                                     $11,417,221

MFTG - INDUSTRIAL PRODS --- 12.9%
     38,800 Bethlehem Steel Corp*                                        298,256
     11,600 Carlisle Companies Inc                                       558,250
     10,600 Carpenter Technology Corp                                    302,757
     14,800 Consolidated Papers Inc                                      395,900
     15,000 Cordant Technologies Inc                                     677,805
     12,200 Crane Co                                                     383,531
     24,600 Cuno Inc*                                                    470,475
     15,600 Cytec Industries Inc*                                        497,250
     31,100 Dura Pharmaceuticals Inc*                                    371,241
      2,700 Ferro Corp                                                    74,250
     28,900 Giant Cement Holding Inc*                                    661,088
      9,000 Great Lakes Chemical Corp                                    414,558
      7,400 Harsco Corp                                                  236,800
     42,800 Hussmann International Inc                                   708,854
     45,500 Intermet Corp                                                688,188
     26,300 Maverick Tube Corp*                                          366,543
     21,800 Meritor Automotive Inc                                       555,900
     32,400 Milacron Inc                                                 599,400
      3,600 Novellus Systems Inc*                                        245,700
     16,600 OM Group Inc                                                 572,700
     19,400 Pentair Inc                                                  887,550
     11,200 Photronics Inc*                                              274,400
     17,900 Regal-Beloit Corp                                            422,888
     25,200 Remec Inc*                                                   406,350
     16,000 Scotts Co Class A*                                           762,000
     24,400 Solutia Inc                                                  520,013
      6,700 Southdown Inc                                                430,475
     36,400 Tower Automotive Inc*                                        925,907
     41,300 Worthington Industries Inc                                   678,848
                                                                     $14,387,877

OIL & GAS --- 3.2%
     10,700 Cooper Cameron Corp*                                         396,563
     51,500 Global Industries Ltd*                                       659,818
     29,100 Newfield Exploration Co*                                     827,517
     48,400 Patterson Energy Inc*                                        477,950
     31,500 Plains Resources Inc*                                        598,500
     26,400 Santa Fe International Corp                                  607,200
                                                                      $3,567,548

OTHER TRANS. SERVICES --- 0.5%
     19,700 Tidewater Inc                                                600,850
                                                                        $600,850

RAILROADS --- 0.4%
     22,900 Wisconsin Central Transportation Corp*                       432,238
                                                                        $432,238

REAL ESTATE --- 2.7%
     56,000 Amresco Inc*                                                 360,472
     43,200 Brandywine Realty Trust                                      855,878
     64,300 Capital Automotive REIT                                      851,975
     11,100 Jones Lang LaSalle Inc*                                      330,913
     28,200 Pacific Gulf Properties Inc                                  638,025
                                                                      $3,037,263

RETAIL TRADE --- 7.2%
     12,000 BJ Wholesale Club Inc*                                       360,744
     10,700 Buckle Inc*                                                  307,625
     61,200 Burlington Coat Factory Warehouse Corp                     1,181,894
     23,300 CEC Entertainment Inc*                                       984,425
      8,100 Foodmaker Inc*                                               229,838
     13,000 Furniture Brands International Inc*                          362,375
     18,600 Gencorp Inc                                                  469,650
     15,700 Great Atlantic & Pacific Tea Co Inc                          530,848
     21,100 Hannaford Brothers Co                                      1,128,850
     12,900 Michaels Stores Inc*                                         395,063
     16,400 Ruby Tuesday Inc                                             311,600
     11,300 SPX Corp*                                                    943,550
     20,900 Wendy's International Inc                                    591,721
      7,500 Wet Seal Inc Class A*                                        214,688
                                                                      $8,012,871

TELEPHONE --- 0.7%
     26,800 Transaction Network Services Inc*                            783,900
                                                                        $783,900

TRANSPORTATION --- 0.6%
     16,000 CNF Transportation Inc                                       614,000
                                                                        $614,000

TRANSPORTATION EQUIPMENT --- 2.6%
     23,600 AAR Corp                                                     535,413
     21,350 AO Smith Corp                                                597,800
     29,000 Borg-Warner Security Corp*                                   589,048
     23,300 Newport News Shipbuilding Inc                                687,350
     22,600 Orbital Sciences Corp*                                       533,925
                                                                      $2,943,536

WATER --- 0.4%
     17,300 American States Water Co                                     490,888
                                                                        $490,888

WHOLESALE TRADE -CONSUMER --- 1.1%
     45,600 Daisytek International Corp*                                 743,816
     22,800 United Stationers Inc*                                       501,600
                                                                      $1,245,416

TOTAL COMMON STOCK --- 93.3%                                        $104,107,996
(Cost $95,072,124)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 6.3%
  1,500,000 Ford Motor Credit Co                                       1,498,782
  5,494,000 Prudential Funding Corp                                    5,494,000
                                                                      $6,992,782

FINANCIAL SERVICES --- 0.4%
    500,000 Household Finance Corp                                       499,933
                                                                        $499,933

TOTAL SHORT-TERM INVESTMENTS --- 6.7%                                 $7,492,715
(Cost $7,492,715)

TOTAL LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100.0%            $111,600,711
(Cost $102,564,839)


The Maxim Series Fund

Money Market Portfolio

SHORT-TERM INVESTMENTS

AGENCY --- 5.1%
 32,000,000 Federal Home Loan Bank                                    32,003,265
  1,000,000 Federal National Mortgage Association                      1,003,114
                                                                     $33,006,379

CONSUMER SERVICES --- 1.6%
 10,000,000 United Parcel Service                                      9,998,667
                                                                      $9,998,667

CREDIT INSTITUTIONS --- 16.5%
  6,000,000 American Express Co                                        5,943,437
  2,350,000 American General Financial Corp                            2,371,065
  1,500,000 Associates Corporation of North America                    1,541,626
  1,000,000 CIT Group Holdings Inc                                     1,003,168
  3,000,000 Caterpillar Financial Services Corp                        3,011,427
    500,000 Chrysler Financial Corp                                      503,842
 32,100,000 Ford Motor Credit Co                                      32,206,541
 10,700,000 General Motors Acceptance Corp                            10,907,680
  1,500,000 Marshall & Isley Corp                                      1,503,645
 22,527,000 Prudential Funding Corp                                   22,527,000
 10,000,000 Toyota Motor Credit Corp                                   9,993,292
 14,675,000 Transamerica Finance Corp                                 14,652,556
                                                                    $106,165,279

ELECTRIC --- 5.6%
  5,000,000 Duke Energy Corp                                           4,995,314
 26,000,000 Electricity de France                                     25,873,326
  5,000,000 National Rural Utilities Corp                              5,000,000
                                                                     $35,868,640

ELECTRONICS - HIGH TECH --- 11.4%
 24,900,000 Emerson Electric Co                                       24,855,491
 11,000,000 General Electric Co                                       10,989,134
  6,905,000 Motorola Credit Corp                                       6,905,000
 15,000,000 Motorola Inc                                              14,975,550
 15,745,000 Sharp Electronics Corp                                    15,700,834
                                                                     $73,426,009

FINANCIAL SERVICES --- 17.8%
 32,700,000 Ciesco LP                                                 32,555,794
 15,000,000 Commercial Credit Co                                      14,962,875
 31,950,000 Household Finance Corp                                    31,912,063
 15,000,000 KFW International Finance                                 14,902,061
 15,700,000 Salomon Smith Barney Holdings                             15,552,236
  5,000,000 Xerox Credit Corp                                          5,006,687
                                                                    $114,891,716

FOREIGN BANKS --- 1.5%
  9,700,000 Bank of Nova Scotia                                        9,657,142
                                                                      $9,657,142

INSURANCE --- 6.0%
 14,000,000 American General Corp                                     13,985,067
 25,000,000 Metlife Funding Inc                                       24,971,050
                                                                     $38,956,117

LEASING --- 3.9%
 25,000,000 International Lease Finance Co                            24,909,444
                                                                     $24,909,444

MFTG - CONSUMER PRODS. --- 10.2%
 15,000,000 Campbell Soup Co                                          14,971,727
 30,000,000 General Mills Inc                                         29,969,667
 10,000,000 Hasbro Inc                                                 9,890,200
 10,665,000 McGraw-Hill Companies Inc                                 10,652,468
                                                                     $65,484,062

MFTG - INDUSTRIAL PRODS --- 6.0%
  7,315,000 American Home Products Corp                                7,423,650
 26,250,000 EI du Pont de Nemours & Co                                26,201,445
  5,000,000 John Deere Capital Corp                                    5,007,809
                                                                     $38,632,904

OIL & GAS --- 2.3%
 15,000,000 Chevron Corp                                              14,977,863
                                                                     $14,977,863

RETAIL TRADE --- 0.2%
  1,000,000 Wal-Mart Stores Inc                                        1,003,599
                                                                      $1,003,599

SECURITIES & COMMODITIES --- 7.9%
 21,274,000 Merrill Lynch & Co Inc                                    21,212,603
 30,000,000 Morgan Stanley Dean Witter & Co                           29,941,683
                                                                     $51,154,286

TELEPHONE --- 4.0%
 25,700,000 Ameritech Corp                                            25,661,458
                                                                     $25,661,458

U.S. GOVERNMENTS --- 0.2%
  1,000,000 Federal Home Loan Mortgage Corp                            1,003,177
                                                                      $1,003,177

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                             $644,796,742
(Cost $644,796,742)

TOTAL MONEY MARKET PORTFOLIO --- 100.0%                             $644,796,742
(Cost $644,796,742)


The Maxim Series Fund

Short-Term Maturity Bond Portfolio

BONDS

AGENCY --- 14.4%
  2,500,000 Federal Home Loan Bank                                     2,497,275
            Global Notes
            5.500% July 14, 2000
  2,000,000 Federal National Mortgage Association                      2,004,380
            Medium Term Notes
            6.420% October 1, 1999
  4,500,000 Federal National Mortgage Association                      4,438,845
            5.375% March 15, 2002
  9,000,000 Federal National Mortgage Association                      8,773,560
            Notes
            4.625% October 15, 2001
                                                                     $17,714,060

COMMUNICATIONS --- 3.6%
  2,000,000 Frontier Corp#                                             2,001,000
            PATS
            6.250% December 15, 1999
  2,500,000 Worldcom Inc                                               2,492,100
            Senior Notes
            6.125% August 15, 2001
                                                                      $4,493,100

CREDIT INSTITUTIONS --- 23.1%
  2,500,000 AT&T Capital Corp                                          2,471,625
            Medium Term Notes
            6.250% May 15, 2001
  1,000,000 American General Financial Corp                            1,005,660
            Notes
            7.125% December 1, 1999
  3,000,000 Associates Corporation of North America                    2,985,330
            Notes
            5.875% May 16, 2001
  2,000,000 Banc One Corp                                              2,012,820
            Senior Medium Term Notes
            6.700% March 24, 2000
  2,000,000 Countrywide Funding Corp                                   2,004,960
            Medium Term Notes
            6.430% October 23, 2000
  1,000,000 First National Bank Commerce                               1,003,550
            Bank Notes
            6.500% January 14, 2000
  2,000,000 General Electric Capital Corp                              2,003,800
            Medium Term Notes
            6.040% August 16, 2000
  3,000,000 General Motors Acceptance Corp                             2,932,440
            Medium Term Notes
            5.350% December 7, 2001
  2,000,000 Household Finance Corp                                     2,020,520
            Medium Term Notes
            7.150% June 15, 2000
  4,000,000 International Business Machines Credit Corp                3,976,040
            Notes
            5.760% May 15, 2001
  3,000,000 MBNA America Bank NA                                       2,963,100
            Bank Notes
            6.080% August 10, 2001
  3,000,000 Sanwa Business Credit#                                     3,067,410
            Medium Term Notes
            7.250% September 15, 2001
                                                                     $28,447,255

ELECTRIC --- 19.5%
  2,000,000 Houston Lighting & Power Co                                2,005,400
            Secured Medium Term Notes
            6.100% March 1, 2000
  1,500,000 Idaho Power Co                                             1,519,290
            First Mortgage Bonds
            8.650% January 1, 2000
  2,000,000 Monogahela Power                                           1,996,880
            First Mortgage Bonds
            5.625% April 1, 2000
  2,000,000 National Rural Utilities Corp                              2,007,800
            Medium Term Notes
            6.260% July 10, 2000
  2,500,000 PSI Energy Inc                                             2,559,900
            First Mortgage Medium Term Notes
            7.610% January 7, 2002
  3,000,000 Pennsylvania Power & Light Co                              3,001,860
            Remarketable Putable Notes
            6.125% May 1, 2001
  4,000,000 Sierra Pacific Power Co                                    3,903,880
            Medium Term Notes
            5.470% December 17, 2001
  2,000,000 Southwestern Electric Power Co                             2,002,040
            First Mortgage Bond
            6.125% September 1, 1999
  3,000,000 Washington Water Power Co                                  3,005,490
            First Mortgage Medium Term Notes
            6.240% October 2, 2000
  2,000,000 Western Resources Inc                                      2,000,100
            First Mortgage Bonds
            7.250% July 1, 1999
                                                                     $24,002,640

ELECTRONICS - HIGH TECH --- 1.6%
  2,000,000 Texas Instruments Inc                                      2,015,280
            Notes
            6.875% July 15, 2000
                                                                      $2,015,280

FOREIGN GOVERNMENTS --- 4.0%
  5,000,000 Hydro-Quebec                                               4,978,650
            Medium Term Notes
            6.350% January 15, 2002
                                                                      $4,978,650

INSURANCE --- 4.8%
  3,000,000 Conseco Inc                                                2,939,010
            MOPPRS
            6.400% June 15, 2001
  3,000,000 Travelers Property Casualty Corp                           3,030,840
            Notes
            6.750% April 15, 2001
                                                                      $5,969,850

LEASING --- 2.4%
  3,000,000 International Lease Finance Corp                           2,922,600
            Medium Term Notes
            5.400% January 22, 2002
                                                                      $2,922,600

MFTG - CONSUMER PRODS. --- 0.8%
  1,000,000 Donnelley & Sons                                           1,007,680
            Medium Term Notes
            7.960% November 8, 1999
                                                                      $1,007,680

MFTG - INDUSTRIAL PRODS --- 6.5%
  2,000,000 Alcan Aluminium Ltd                                        2,005,800
            Notes
            5.875% April 1, 2000
  3,000,000 Cooper Industries Inc                                      2,973,180
            Medium Term Notes
            5.640% February 15, 2001
  3,000,000 Tyco International Group SA                                2,984,130
            Yankee Notes
            6.125% June 15, 2001
                                                                      $7,963,110

RAILROADS --- 1.6%
  2,000,000 SNCB Belgium Rail                                          2,026,400
            Euro Medium Term Note
            8.250% February 2, 2000
                                                                      $2,026,400

RETAIL TRADE --- 6.6%
  4,000,000 Dillards Inc Class A                                       3,975,920
            Resetable Putable Notes
            6.170% August 1, 2001
  3,150,000 J Sainsbury PLC                                            3,159,135
            Eurodollar Medium Term Notes
            6.625% December 31, 1999
  1,000,000 Nordstrom Credit Inc                                       1,001,841
            Medium Term Notes
            6.875% September 15, 1999
                                                                      $8,136,896

SECURITIES & COMMODITIES --- 2.4%
  3,000,000 Merrill Lynch & Co                                         2,957,190
            Medium Term Notes
            5.730% February 26, 2002
                                                                      $2,957,190

TELEPHONE --- 1.3%
  1,635,000 Ameritech Capital Funding                                  1,625,860
            Notes
            5.650% January 15, 2001
                                                                      $1,625,860

WHOLESALE TRADE -CONSUMER --- 2.4%
  3,000,000 Cargill Inc                                                3,007,500
            Eurodollar Medium Term Notes
            6.250% March 13, 2000
                                                                      $3,007,500

TOTAL BONDS --- 95.2%                                               $117,268,071
(Cost $118,052,095)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 4.8%
  5,905,000 Prudential Funding Corp                                    5,905,000
                                                                      $5,905,000

TOTAL SHORT-TERM INVESTMENTS --- 4.8%                                 $5,905,000
(Cost $5,905,000)

TOTAL SHORT-TERM MATURITY BOND PORTFOLIO --- 100.0%                 $123,173,071
(Cost $123,957,095)


The Maxim Series Fund

Small-Cap Index Portfolio

COMMON STOCK

AGRICULTURE --- 0.3%
      2,466 Delta & Pine Land Co                                          77,679
                                                                         $77,679

AIR --- 0.6%
      2,075 Air Express International Corp                                52,653
      2,100 Mesa Air Group Inc*                                           15,782
      1,400 Offshore Logistics Inc*                                       15,575
      1,300 Pittston BAX Group                                            12,350
      1,500 Skywest Inc                                                   37,406
                                                                        $133,766

COMMUNICATIONS --- 1.6%
      1,000 Adaptive Broadband Corp*                                      21,875
      1,800 Allen Group Inc*                                              19,350
      3,200 CommScope Inc*                                                98,400
      2,500 DSP Communications Inc*                                       72,188
      3,100 General Communication Inc Class A*                            21,068
      3,050 HA-LO Industries Inc*                                         30,119
      1,100 Metro Networks Inc*                                           58,713
      1,060 Metrocall Inc*                                                     0
      2,600 PictureTel Corp*                                              20,800
      3,800 TALK.com Inc*                                                 42,750
      1,400 TCSI Corp*                                                     3,587
                                                                        $388,850

CONSTRUCTION --- 2.1%
      1,800 Apogee Enterprises Inc                                        24,187
      4,100 DR Horton Inc                                                 68,163
      1,650 Dycom Industries Inc*                                         92,400
      1,500 Geon Co                                                       48,375
      1,600 Insituform Technologies Inc Class A*                          34,600
      1,400 MDC Holdings Inc                                              30,100
      3,400 Morrison Knudsen Corp*                                        35,061
        700 Southern Energy Homes Inc*                                     3,718
      1,900 Standard Pacific Corp                                         24,580
        900 The Ryland Group Inc                                          26,718
      2,400 Toll Brothers Inc*                                            51,449
      1,000 URS Corp*                                                     29,312
        900 US Home Corp*                                                 31,950
                                                                        $500,613

CONSUMER SERVICES --- 8.4%
        800 Anchor Gaming Co*                                             38,450
        600 Angelica Corp                                                 10,575
      2,900 Aztar Corp*                                                   26,642
      1,600 Biomatrix Inc*                                                34,600
        600 CPI Corp                                                      19,800
        700 Carmike Cinemas Inc Class A*                                  11,156
      2,350 Central Parking Corp                                          80,488
      1,000 Cooper Companies Inc                                          24,937
      3,700 Coventry Health Care Inc*                                     40,467
        700 Curative Technologies Inc*                                     3,850
      1,200 DBT Online Inc*                                               39,300
      1,000 Datascope Corp*                                               32,125
      4,400 DeVry Inc*                                                    98,450
      1,600 Dendrite International Inc*                                   57,800
        900 Diagnostic Products Corp                                      24,863
      1,556 Enzo Biochem Inc*                                             15,366
      2,600 Epicor Software Corp*                                         19,336
      1,700 Family Golf Centers Inc*                                      13,068
      1,300 Franklin Covey Co*                                             9,588
      1,300 G&K Services Inc Class A                                      68,088
        500 GC Companies Inc*                                             17,875
      2,200 Genesis Health Ventures Inc*                                   6,600
      1,700 Hollywood Park Inc*                                           28,900
      1,300 IDEC Pharmaceuticals Corp*                                   100,181
      1,800 Incyte Pharmaceuticals Inc*                                   47,587
        700 Insurance Auto Actions Inc*                                   11,288
      3,377 Integrated Health Services Inc*                               27,016
      2,900 Interim Services Inc*                                         59,813
      1,800 Jones Pharmaceuticals Inc                                     70,875
      1,800 Labor Ready Inc*                                              58,500
      2,000 Magellan Health Services Inc*                                 20,000
      2,300 Medquist Inc*                                                100,625
      1,300 NCS HealthCare Inc Class A*                                    7,068
      1,425 NFO Worldwide Inc*                                            19,950
      2,100 North American Vaccine Inc*                                   10,238
      3,100 Orthodontic Centers of America Inc*                           43,788
      1,000 Pediatrix Medical Group*                                      21,250
      4,800 Phycor Inc*                                                   35,549
      2,000 Players International Inc*                                    14,374
      3,300 Prime Hospitality Corp*                                       39,600
      1,324 Priority Healthcare Corp*                                     45,678
      2,450 Regis Corp                                                    47,008
      2,850 Renal Care Group Inc*                                         73,744
      3,650 Rollins Truck Leasing Corp                                    40,606
      1,750 Sierra Health Services Inc*                                   25,265
      2,100 Superior Services Inc*                                        56,043
      1,950 The Marcus Corp                                               24,008
      5,400 US Oncology Inc*                                              64,800
      2,000 Universal Health Services Inc Class B*                        95,500
      1,900 Varian Medical Systems Inc                                    47,975
      1,100 Wesley Jessen Visioncare*                                     35,613
      1,800 Westwood One Inc*                                             64,237
                                                                      $2,030,503

CREDIT INSTITUTIONS --- 4.8%
      1,600 Anchor Bancorp Wisconsin Inc                                  28,499
      1,500 Carolina First Corp                                           36,563
      1,801 Commerce Bancorp Inc                                          76,993
      3,825 Commercial Federal Corp                                       88,690
      3,400 Cullen/Frost Bankers Inc                                      93,711
      1,900 First Bancorp                                                 42,868
      1,900 First Midwest Bancorp Inc                                     75,525
      5,800 FirstMerit Corp                                              162,760
      1,700 Premier Bancshares Inc                                        31,130
      1,800 Riggs National Corp                                           37,012
      2,580 St Paul Bancorp Inc                                           65,790
      2,350 Susquehanna Bancshares Inc                                    41,564
      1,755 Trustco Bank Corp                                             47,166
      1,200 US Trust Corp                                                111,000
      2,700 UST Corp                                                      81,675
      2,800 United Bankshares Inc                                         74,200
      1,550 Whitney Holding Corp                                          61,613
                                                                      $1,156,759

ELECTRIC --- 1.7%
        500 Bangor Hydro Electric Co                                       8,063
      1,100 Central Hudson Gas & Electric Corp                            46,200
        700 Central Vermont Public Service Corp                            8,968
      1,400 Commonwealth Energy System Co                                 58,800
      1,300 Eastern Utilities Associates                                  37,863
      1,900 Energen Corp                                                  35,388
        300 Green Mountain Power Corp                                      3,375
        900 Orange & Rockland Utilities Inc                               52,538
        700 Pennsylvania Enterprises Inc                                  21,481
      2,000 Sierra Pacific Resources                                      72,750
        900 TNP Enterprises Inc                                           32,625
        900 United Illuminating Co                                        38,193
                                                                        $416,244

ELECTRONICS - HIGH TECH --- 13.1%
      1,300 ADAC Laboratories*                                             9,425
        700 Alliant Techsystems Inc*                                      60,550
      1,200 Alpha Industries Inc*                                         57,150
        800 Analogic Corp                                                 24,874
      2,300 Anixter International Inc*                                    41,975
      2,600 Applied Magnetics Corp*                                        7,961
      3,000 Aspect Telecommunications Corp*                               29,250
      1,600 Aspen Technology Inc*                                         18,800
      1,700 Auspex Systems Inc*                                           18,488
      2,320 Baldor Electric Co                                            46,110
      2,000 Ballard Medical Products Co                                   46,624
      1,000 Benchmark Electronics Inc*                                    35,937
      2,400 Burr Brown Corp*                                              87,900
        600 C COR Electronics Inc*                                        16,725
      2,500 C-Cube Microsystems Inc*                                      79,218
        900 CTS Corp                                                      63,000
      1,750 Cable Design Technologies Co*                                 27,015
        400 Centigram Communications Corp*                                 3,725
      1,900 Checkpoint Systems Inc*                                       16,980
      2,600 Cognex Corp*                                                  82,061
      1,500 Coherent Inc*                                                 27,938
      1,000 Customtracks Corp*                                            55,937
      1,800 Dallas Semiconductor Corp                                     90,900
      1,000 Digi International Inc*                                       10,437
      3,900 Digital Microwave Corp*                                       49,725
      1,400 Dionex Corp*                                                  56,700
        800 Electro Scientific Industries Inc*                            33,425
      1,300 Electroglas Inc*                                              26,000
      1,100 Esterline Technologies Corp*                                  15,813
      1,400 Etec Systems Inc*                                             46,550
      1,500 Exabyte Corp*                                                  5,813
        950 FactSet Research Systems Inc                                  53,794
      2,300 General Semiconductor Inc*                                    20,988
      1,700 HNC Software Inc*                                             52,380
        900 Hadco Corp*                                                   35,775
      2,500 Harbinger Corp*                                               31,250
      1,200 Harman International Industries Inc                           52,800
        700 Harmon Industries Inc                                         13,868
        900 Hologic Inc*                                                   5,063
      1,600 Hutchinson Technology Inc*                                    44,400
      3,200 Input/Output Inc*                                             24,198
      1,700 Inter-Tel Inc                                                 31,025
      3,300 International Rectifier Corp*                                 43,930
      1,800 Intervoice Inc*                                               25,987
      1,900 Invacare Corp                                                 50,825
      1,200 Juno Lighting Inc                                             29,400
      2,500 Kemet Corp*                                                   57,343
      1,800 Kent Electronics Corp*                                        35,662
      3,300 Komag Inc*                                                    10,930
      1,300 Kroll-O'Gara Co*                                              28,681
      1,500 Lattice Semiconductor Corp*                                   93,375
      2,600 Macromedia Inc*                                               91,650
      1,100 Marshall Industries*                                          39,531
      1,600 Mentor Corp                                                   29,800
      2,300 Methode Electronics Inc Class A                               52,613
      1,300 Micrel Inc*                                                   96,200
      2,000 National Computer Systems Inc                                 67,500
      1,400 Network Equipment Technologies Inc*                           13,825
      1,200 Oak Industries Inc*                                           52,424
      3,100 P-Com Inc*                                                    16,225
        700 Park Electrochemical Corp                                     20,125
      1,100 Plantronics Inc*                                              71,638
      1,000 Plexus Corp*                                                  30,125
      3,200 Read-Rite Corp*                                               19,850
      1,900 Respironics Inc*                                              28,738
      1,300 Royal Appliance Manufacturing Co*                              9,018
      3,500 Safeskin Corp*                                                42,000
      2,600 Security Dynamics Technologies Inc*                           55,250
        600 Spacelabs Inc*                                                11,325
      1,000 Standard Microsystems Corp*                                    7,562
      2,650 Summit Technology Inc*                                        58,300
      1,400 Sunrise Medical Inc*                                           9,975
        900 Symmetricom Inc*                                               7,313
      1,100 Technitrol Inc                                                35,475
      1,000 Telxon Corp                                                    7,937
      1,000 Thomas Industries Inc                                         20,500
        500 Three Five Systems Inc*                                        6,906
      1,400 Trimble Navigation Ltd*                                       18,025
      2,000 Unitrode Corp*                                                57,374
      1,700 Valence Technology Inc*                                       12,538
      2,600 Vicor Corp*                                                   55,086
      1,900 Visio Corp*                                                   72,318
        800 Vital Signs Inc                                               15,950
        400 Watkins Johnson Co                                            11,800
      1,400 X-Rite Inc                                                     9,012
      2,000 Zebra Technologies Corp Class A*                              76,874
                                                                      $3,165,462

ENVIRONMENTAL SERVICES --- 0.0%
        900 Tetra Technologies Inc*                                        8,268
                                                                          $8,268

GAS --- 1.9%
      1,950 Atmos Energy Corp                                             48,750
        700 Cascade Natural Gas Corp                                      13,300
        700 Connecticut Energy Corp                                       26,993
      1,200 New Jersey Resources Corp                                     44,924
      1,650 Northwest Natural Gas Co                                      39,806
      2,000 Piedmont Natural Gas Company Inc                              62,250
      2,600 Pogo Producing Co                                             48,425
      1,300 Public Service Company of North Carolina Inc                  38,025
      1,900 Southwest Gas Corp                                            54,388
      1,600 Southwestern Energy Co                                        16,899
      2,400 Wicor Inc                                                     67,049
                                                                        $460,809

HOLDING & INVEST. OFFICES --- 3.1%
      1,500 Banknorth Group Inc                                           49,500
      1,800 Centura Banks Inc                                            101,475
        900 Cilcorp Inc                                                   56,250
      3,000 Community First Bancshares Inc                                71,625
        850 Dain Rauscher Corp                                            46,006
      2,300 Eaton Vance Corp                                              79,205
      2,624 Hudson United Bancorp                                         80,360
      2,892 Inacom Corp*                                                  36,512
        600 JSB Financial Inc                                             30,525
      1,500 MAF Bancorp Inc                                               36,375
      1,700 Pioneer Group Inc*                                            29,325
      1,680 Provident Bankshares Corp                                     39,060
      1,350 Queens County Bancorp Inc                                     43,706
      1,300 Silicon Valley Bancshares*                                    32,175
      1,200 WHX Corp*                                                      7,874
                                                                        $739,973

INDUSTRIAL PRODS & SVCS --- 0.2%
      1,400 ABM Industries Inc                                            42,962
                                                                         $42,962

INDUSTRIAL SERVICES --- 7.8%
      5,000 Acxiom Corp*                                                 124,685
      2,700 Advanced Tissue Sciences Inc*                                  8,775
      1,400 Advo Inc*                                                     29,050
      2,700 American Management Systems Inc*                              86,567
      1,500 Analysts International Corp                                   21,563
      1,600 Avid Technology Inc*                                          25,800
      2,400 Billing Information Concepts*                                 26,849
      1,700 Bisys Group Inc*                                              99,450
      1,300 CDI Corp*                                                     44,281
      2,100 Cerner Corp*                                                  44,033
      3,700 Ciber Inc*                                                    70,763
      1,300 Computer Task Group Inc                                       22,100
      1,100 Dialogic Corp*                                                48,263
        900 Fair Isaac & Co Inc                                           31,556
      2,000 Filenet Corp*                                                 22,874
      1,955 Hyperion Solutions Corp*                                      34,822
        900 Itron Inc*                                                     7,706
      1,299 Jack Henry & Associates Inc                                   50,986
      1,000 Lason Inc*                                                    49,625
      2,400 Mercury Interactive Corp*                                     84,900
      2,200 National Data Corp                                            94,050
      2,100 National Instruments Corp*                                    84,788
      1,700 Norrell Corp                                                  31,980
      1,600 Pharmaceutical Product Development Inc*                       43,800
      1,500 Prepaid Legal Services Inc*                                   40,781
      1,372 Primark Corp*                                                 38,501
      1,100 Progress Software Corp*                                       31,075
      3,300 S3 Inc*                                                       30,007
      1,200 SEI Investments Co                                           105,900
      1,100 Service Experts Inc*                                          24,131
        800 Stone & Webster Inc                                           21,300
      2,950 System Software Associates Inc*                                4,885
      2,600 Technology Solutions Co*                                      28,111
      2,375 Tetra Tech Inc*                                               39,188
      1,700 The Profit Recovery Group International Inc*                  80,430
      3,000 True North Communications Inc                                 90,000
      1,750 United States Bioscience Inc*                                 17,063
      1,700 Vantive Corp*                                                 19,443
      1,000 Volt Information Sciences Inc*                                22,875
        600 Wall Data Inc*                                                 5,737
      3,400 Whittman Hart Inc*                                           107,950
                                                                      $1,896,643

INSURANCE --- 4.3%
      2,700 American Bankers Insurance Group Inc                         146,980
      1,100 Arthur J Gallagher & Co                                       54,450
      2,000 Capital Re Corp                                               32,124
      1,394 Delphi Financial Group Inc Class A*                           50,010
        800 EW Blanch Holdings                                            54,550
      2,400 Enhance Financial Services Group Inc                          47,400
        700 Executive Risk Inc                                            59,543
      1,924 Fidelity National Financial Inc                               40,404
      4,150 First American Financial Corp                                 74,181
      4,440 Fremont General Corp                                          83,805
      2,220 Frontier Insurance Group Inc                                  34,133
        800 Hilb Rogal & Hamilton Co                                      17,900
      2,800 Mutual Risk Management Ltd                                    93,450
      1,700 Orion Capital Corp                                            60,988
      2,300 Radian Group Inc                                             112,268
      1,800 Selective Insurance Group Inc                                 34,312
        700 Trenwick Group Inc                                            17,259
      1,100 Zenith National Insurance Corp                                27,088
                                                                      $1,040,845

MFTG - CONSUMER PRODS. --- 8.7%
      1,100 Action Performance Companies Inc*                             36,300
        800 Ashworth Inc*                                                  3,700
      1,500 Authentic Fitness Corp                                        26,250
        800 Bassett Furniture Industries Inc                              18,300
      2,400 Bowne & Company Inc                                           31,200
      1,100 Canandaigua Wine Co Inc Class B*                              57,681
      1,200 Catalina Marketing Corp*                                     110,400
      3,060 Champion Enterprises Inc*                                     56,993
      4,200 Chiquita Brands International Inc                             37,800
        600 Coca-Cola Bottling Co                                         33,600
      1,600 Cone Mills Corp*                                               9,600
        900 Consolidated Graphics Inc*                                    45,000
      2,400 Corn Products International Inc                               73,049
      1,000 Cyrk Inc*                                                      6,062
      1,600 Delta Woodside Industries Inc                                  9,600
      2,750 Dimon Inc                                                     14,264
      2,700 Earthgrains Co                                                69,692
        800 Elcor Corp                                                    34,950
      2,700 Ethan Allen Interiors Inc                                    101,925
        800 Galey & Lord Inc*                                              3,500
      1,000 Gibson Greetings Inc*                                          6,343
      1,450 Guilford Mills Inc                                            15,044
      1,600 Gymboree Corp*                                                16,800
        500 Haggar Corp                                                    6,563
      1,200 Hanger Orthopedic Group*                                      17,024
      2,100 Hartmarx Corp*                                                 8,793
      1,000 Innovex Inc                                                   14,000
      3,400 Interface Inc Class A                                         29,325
        600 J&J Snack Foods Corp*                                         14,400
      2,000 John H Harland Co                                             39,874
      1,900 Just For Feet Inc*                                            12,230
      1,700 Justin Industries Inc                                         23,693
        700 K-Swiss Inc                                                   32,550
      1,115 K2 Inc                                                         9,965
      1,750 Kellwood Co                                                   47,469
      3,300 La-Z-Boy Inc                                                  75,900
      2,500 Linens 'N Things Inc*                                        109,375
      1,000 Lydall Inc*                                                   11,500
      1,100 Merrill Corp                                                  15,950
      1,400 Michael Foods Inc                                             32,900
        506 National Presto Industries Inc                                19,355
      1,175 Nature's Sunshine Products Inc                                12,338
        900 New England Business Service Inc                              27,788
      3,000 Oakwood Homes Corp                                            39,375
      1,200 Oshkosh B'Gosh Inc Class A                                    25,350
        500 Oxford Industries Inc                                         14,156
        800 Panera Bread Co*                                               5,100
      1,600 ParExel International Corp*                                   21,299
      1,800 Phillips-Van Heusen Corp                                      17,775
        960 Pillowtex Corp                                                15,660
      1,400 Quicksilver Inc*                                              36,487
      2,000 Ralcorp Holdings Inc*                                         32,124
      1,000 Schweitzer-Mauduit International Inc                          15,000
      2,700 Smithfield Foods Inc*                                         90,280
      1,600 Sola International Inc*                                       31,099
      3,000 Stride Rite Corp                                              30,936
        500 Swiss Army Brands Inc*                                         4,438
        700 The Dixie Group Inc                                            5,939
        800 The Timberland Co Class A*                                    54,450
      1,350 Titan International Inc                                       16,031
        900 USA Detergents Inc*                                            5,456
      1,300 Universal Forest Products Inc                                 27,950
      3,650 Valassis Communications Inc*                                 133,681
      2,600 Wolverine World Wide Inc                                      36,400
      2,500 World Color Press Inc*                                        68,750
                                                                      $2,106,781

MFTG - INDUSTRIAL PRODS --- 15.0%
      1,100 AT Cross Co Class A                                            6,118
      2,700 Alliance Pharmaceutical Corp*                                  7,088
      1,784 Alpharma Inc Class A                                          63,443
        600 Amcast Industrial Corp                                         9,787
      2,425 Applied Power Inc Class A                                     66,232
      2,300 Aptargroup Inc                                                69,000
      1,200 Astec Industries Inc*                                         48,900
      1,700 BMC Industries Inc                                            17,530
      1,249 Banctec Inc*                                                  22,403
      1,500 Barr Labs Inc*                                                59,813
      1,600 Belden Inc                                                    38,299
      3,300 Bio-Technology General Corp*                                  21,450
      1,900 Birmingham Steel Corp                                          7,838
      2,400 Blount International Inc Class A                              65,249
      1,100 Brush Wellman Inc                                             19,938
      2,200 Buckeye Technologies Inc*                                     33,411
        450 Butler Manufacturing Co                                       12,572
        800 C&D Technologies Inc                                          24,500
      1,600 COR Therapeutics Inc*                                         23,600
      1,600 Cambrex Corp                                                  42,000
      1,600 Caraustar Industries Inc                                      39,499
      1,800 Cephalon Inc*                                                 31,275
        700 Chemed Corp                                                   23,275
      1,200 Chemfirst Inc                                                 29,174
      1,650 Clarcor Inc                                                   31,659
      1,000 Commonwealth Industries Inc                                   12,500
      1,400 Cygnus Inc*                                                   18,200
      2,800 Dura Pharmaceuticals Inc*                                     33,424
      2,300 Fedders Corp                                                  15,380
      1,200 Florida Rock Industries Inc                                   54,600
      1,000 Flow International Corp*                                      10,812
      1,300 Fossil Inc*                                                   62,888
      1,000 Gardner Denver Machinery Inc*                                 16,125
      1,500 Gerber Scientific Inc                                         33,093
      1,400 Global Industries Technologies Inc*                           16,887
      1,300 Graco Inc                                                     38,188
      2,000 Griffon Corp*                                                 15,624
      1,400 Helix Technology Corp                                         33,512
      2,500 IDEXX Laboratories Inc*                                       58,280
      1,100 IMCO Recycling Inc                                            18,838
      1,600 Immune Response Corp*                                          8,600
        500 Insteel Industries Inc                                         4,500
        836 Intermagnetics General Corp*                                   6,479
      1,700 Intermet Corp                                                 25,713
      1,000 Ionics Inc*                                                   36,500
      2,800 JLG Industries Inc                                            57,050
        800 Kronos Inc*                                                   36,400
      1,500 Kulicke & Soffa Industries Inc*                               40,218
      1,000 Libbey Inc                                                    29,000
      1,450 Lilly Industries Inc Class A                                  26,915
        800 Lindsay Manufacturing Co                                      14,050
      2,400 Liposome Company Inc*                                         45,900
      1,300 Lone Star Industries Inc                                      48,831
      1,000 MICROS Systems Inc*                                           34,000
      1,600 MacDermid Inc                                                 74,400
      1,050 Material Sciences Corp*                                       15,750
        900 Maxxim Medical Inc*                                           20,981
        700 McWhorter Technologies Inc*                                   10,106
      1,701 Mississippi Chemical Corp                                     16,690
      1,200 Molecular Biosystems Inc*                                      2,924
      2,300 Mueller Industries Inc*                                       78,055
      1,148 Myers Industries Inc                                          22,960
      4,600 NBTY Inc*                                                     29,900
        400 Nashua Corp*                                                   3,950
      2,500 Novellus Systems Inc*                                        170,582
      1,400 Noven Pharmaceuticals Inc*                                     8,464
      1,000 O'Sullivan Corp                                               12,187
      1,500 OM Group Inc                                                  51,750
      1,900 Organogenesis Inc*                                            17,813
      2,941 Paxar Corp*                                                   26,469
        500 Penford Corp                                                   8,125
      1,600 Photronics Inc*                                               39,200
      1,700 Polaris Industries Inc                                        73,950
        900 Pope & Talbot Inc                                             10,856
      1,300 Powerwave Technologies Inc*                                   41,925
      1,200 Protein Design Labs Inc*                                      26,624
        600 Quaker Chemical Corp                                           9,750
        900 Quanex Corp                                                   25,650
      1,300 RTI International Metals Inc*                                 19,093
        600 RailTex Inc*                                                   8,325
      1,400 Regal-Beloit Corp                                             33,075
      2,000 Regeneron Pharmaceuticals Inc*                                15,624
      1,200 Reliance Steel & Aluminum Co                                  46,800
        700 Republic Group Inc                                            12,600
        700 Robbins & Myers Inc                                           15,618
      2,000 Roberts Pharmaceutical Corp*                                  48,500
      1,900 Roper Industries Inc                                          60,800
      1,400 Russ Berrie & Company Inc                                     34,650
      1,900 SLI Inc*                                                      51,300
        800 SPS Technologies Inc*                                         30,000
      1,200 Scott Technologies Inc*                                       23,100
      1,200 Scotts Co Class A*                                            57,150
      1,750 Shorewood Packaging Corp*                                     32,265
      2,100 Silicon Valley Group Inc*                                     35,305
      1,900 SpeedFam-IPEC Inc*                                            30,518
        800 Standex International Corp                                    21,900
        800 Steel Technologies Inc                                         7,550
      1,700 Sturm Ruger Company Inc                                       18,168
      1,400 Texas Industries Inc                                          54,250
      1,725 The Manitowoc Company Inc                                     71,803
        975 Thomas Nelson Inc                                             10,847
        800 Toro Co                                                       31,500
      3,000 Tower Automotive Inc*                                         76,311
      2,350 Tredegar Industries Inc                                       51,113
      1,400 Ultratech Stepper Inc*                                        21,087
      1,500 Valmont Industries Inc                                        25,547
      1,600 Vertex Pharmaceuticals Inc*                                   38,600
      1,000 WD-40 Co                                                      25,000
      1,500 WH Brady Co Class A                                           48,750
        700 Whittaker Corp*                                               19,600
        800 Wolverine Tube Inc*                                           20,100
      1,175 Wynn's International Inc                                      21,663
      1,500 Xircom Inc*                                                   45,093
                                                                      $3,629,226

MINING --- 0.5%
      1,700 AMCOL International Corp                                      24,438
      1,300 Coeur D'Alene Mines Co*                                        6,013
      3,400 Helca Mining Co*                                               7,011
      2,200 Stillwater Mining Co*                                         71,911
                                                                        $109,373

OIL & GAS --- 2.3%
      1,800 Benton Oil & Gas Co*                                           3,600
      1,600 Cabot Oil & Gas Corp                                          29,800
      2,950 Cross Timbers Oil Co                                          43,881
      3,100 Devon Energy Corp                                            110,825
      1,200 HS Resources Inc*                                             17,700
      2,600 Newfield Exploration Co*                                      73,936
      1,500 Oceaneering International Inc*                                24,188
      1,100 Plains Resources Inc*                                         20,900
      1,400 Pool Energy Services Co*                                      28,437
      3,200 Pride International Inc*                                      33,798
      1,400 Remington Oil & Gas Corp*                                      6,825
      1,500 Seitel Inc                                                    24,281
        700 St Mary Land & Exploration Co                                 14,393
      1,000 Stone Energy Corp*                                            42,375
      2,800 Tuboscope Vetco International Corp*                           38,324
      3,900 Vintage Petroleum Inc                                         41,925
                                                                        $555,188

OTHER TRANS. SERVICES --- 1.7%
      2,000 American Freightways Corp*                                    39,124
      1,300 Arkansas Best Corp*                                           12,918
      3,400 Brightpoint Inc*                                              20,611
      3,200 Expeditors International of Washington Inc                    87,200
      2,300 Fritz Companies Inc*                                          24,725
      1,100 Frozen Food Express Industries Inc                             8,388
      1,884 Heartland Express Inc*                                        30,851
        700 Landstar System Inc*                                          25,265
        800 MS Carriers Inc*                                              23,725
        900 Rural/Metro Corp*                                              8,663
      1,700 USFreightways Corp                                            78,730
      3,062 Werner Enterprises Inc                                        63,537
                                                                        $423,737

REAL ESTATE --- 0.1%
      3,100 Amresco Inc*                                                  19,955
                                                                         $19,955

RETAIL TRADE --- 8.6%
      4,100 Americredit Corp*                                             65,600
      1,800 Ames Department Stores Inc*                                   82,125
      1,700 AnnTaylor Stores Corp*                                        76,500
      1,900 Applebee's International Inc                                  57,238
      2,300 Bombay Company Inc*                                           17,680
      1,100 Books-A-Million Inc*                                           8,284
      1,200 Brown Shoe Co                                                 26,100
        800 Builders Material Holding Corp*                                9,200
      1,200 CEC Entertainment Inc*                                        50,700
      3,320 CKE Restaurants Inc                                           53,950
      3,400 Casey's General Stores Inc                                    51,000
      1,576 Cash America International Inc                                20,291
      1,800 Cato Corp Class A                                             20,925
      1,250 Cheesecake Factory Inc*                                       38,125
      1,718 Consolidated Products Inc*                                    30,924
        400 Danmark International Inc*                                     3,350
      1,100 Discount Auto Parts Inc*                                      26,538
      2,400 Express Scripts Inc*                                         144,449
      2,600 Foodmaker Inc*                                                73,775
      1,400 Footstar Inc*                                                 52,062
      2,100 Goody's Family Clothing Inc*                                  24,018
        800 Gottschalks Inc*                                               7,300
      1,200 Hancock Fabrics Inc                                            5,250
      1,400 IHOP Corp*                                                    33,687
      1,600 Insight Enterprises Inc*                                      39,600
        900 J Baker Inc                                                    7,763
      1,700 Jan Bell Marketing Inc*                                        5,950
      1,200 Jo-Ann Stores Inc Class A*                                    18,000
      1,900 Landry's Seafood Restaurants Inc*                             15,200
        600 Lillian Vernon Corp                                            7,800
      1,500 Luby's Cafeterias Inc                                         22,500
      1,800 Michaels Stores Inc*                                          55,125
      2,418 Midway Games Inc*                                             31,282
      1,600 O'Reilly Automotive Inc*                                      80,600
      2,000 Pacific Sunwear of California Inc*                            48,750
      6,117 Pier 1 Imports Inc                                            68,816
      2,100 Ruby Tuesday Inc                                              39,900
      2,400 Ryan's Family Steak Houses Inc*                               27,900
      1,700 ShopKo Stores Inc*                                            61,625
      1,250 Sonic Corp*                                                   40,781
      1,100 St John Knits Inc                                             32,175
      2,900 Stein Mart Inc*                                               27,188
      1,500 TCBY Enterprises Inc                                           9,093
      1,000 TJ International Inc                                          31,000
        900 Taco Cabana Inc*                                               9,168
      1,300 The Dress Barn Inc*                                           20,800
      2,525 The Men's Wearhouse Inc*                                      64,388
      2,050 The Sports Authority Inc*                                      9,096
      1,380 Triarc Companies Inc Class A*                                 29,325
      1,700 Whole Foods Market Inc*                                       81,705
      3,550 Williams-Sonoma Inc*                                         123,583
      2,300 Zale Corp*                                                    92,000
                                                                      $2,080,184

SECURITIES & COMMODITIES --- 1.5%
      1,841 Downey Financial Corp                                         40,386
      1,600 Hambrecht & Quist Group*                                      59,400
      1,500 Jefferies Group Inc                                           45,000
      3,600 Legg Mason Inc                                               138,600
      3,050 Raymond James Financial Inc                                   73,008
                                                                        $356,394

TRANSPORTATION EQUIPMENT --- 2.6%
      1,750 AAR Corp                                                      39,702
      1,500 AO Smith Corp                                                 42,000
      1,700 Arctic Cat Inc                                                15,193
        900 Aviation Sales Co*                                            35,550
      1,600 BE Aerospace Inc*                                             29,899
      2,300 Breed Technologies Inc*                                        5,175
      1,100 Coachmen Industries Inc                                       25,575
      4,600 Gentex Corp*                                                 128,800
        800 Huffy Corp                                                    11,200
      2,800 Mascotech Inc                                                 47,424
      2,400 Orbital Sciences Corp*                                        56,700
      1,200 Simpson Industries Inc                                        12,300
        600 Skyline Corp                                                  17,587
        800 Spartan Motors Inc                                             4,600
        800 Standard Motor Products Inc                                   19,600
      1,000 Standard Products Co                                          25,625
        800 Thor Industries Inc                                           22,700
      1,450 Wabash National Corp                                          28,094
      1,400 Winnebago Industries Inc                                      31,500
      1,700 Yellow Corp*                                                  30,175
                                                                        $629,399

WATER --- 1.0%
        600 American States Water Co                                      17,025
        700 Aquarion Co                                                   24,325
      1,850 Halter Marine Group Inc*                                      12,256
      1,300 Kirby Corp*                                                   27,543
      2,449 Philadelphia Suburban Corp                                    56,479
        800 Seacor Holdings Inc*                                          42,800
      2,400 United Water Resources Inc                                    54,449
                                                                        $234,877

WHOLESALE TRADE - INDL --- 1.4%
        875 AM Castle & Co                                                14,875
      1,400 Applied Industrial Technology Inc                             26,600
      2,010 Barrett Resources Corp*                                       77,134
      1,866 Bindley Western Industries Inc                                43,034
        700 Lawson Products Inc                                           17,631
      1,350 MicroAge Inc*                                                  5,146
      2,300 Nautica Enterprises Inc*                                      38,813
      2,150 Patterson Dental Co*                                          74,713
      1,725 Pioneer Standard Electronics Inc                              20,700
      1,400 TBC Corp*                                                      9,887
                                                                        $328,533

WHOLESALE TRADE -CONSUMER --- 1.5%
      1,300 Barnes Group Inc                                              28,275
        933 Commercial Metals Co                                          26,591
      1,100 Department 56 Inc*                                            29,563
      2,400 Fleming Companies Inc                                         27,900
      1,600 Hughes Supply Inc                                             47,499
      1,500 Kaman Corp Class A                                            23,531
        700 Nash Finch Co                                                  7,065
      2,050 Owens & Minor Inc                                             22,550
      3,000 Richfood Holdings Inc                                         52,875
        700 Simpson Manufacturing Company Inc*                            33,250
        700 Syncor International Corp*                                    25,200
        700 United Natural Foods Inc*                                     17,325
      1,800 Watsco Inc                                                    29,475
                                                                        $371,099

TOTAL COMMON STOCK --- 94.5%                                         $22,904,122
(Cost $20,278,040)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 3.4%
    820,000 Prudential Funding Corp                                      819,987
                                                                        $819,987

U.S. GOVERNMENTS --- 2.1%
    500,000 United States of America (1)                                 500,469
                                                                        $500,469

TOTAL SHORT-TERM INVESTMENTS --- 5.5%                                 $1,320,456
(Cost $1,320,456)

TOTAL SMALL-CAP INDEX PORTFOLIO --- 100.0%                           $24,224,578
(Cost $21,598,496)


The Maxim Series Fund

Stock Index Portfolio

COMMON STOCK

AGENCY --- 0.9%
     63,500 Federal Home Loan Mortgage Corp                            3,683,000
     93,600 Federal National Mortgage Association (nonvtg)             6,399,900
                                                                     $10,082,900

AGRICULTURE --- 0.0%
      5,400 Agco Corp                                                     61,085
      5,200 Dole Food Company Inc                                        152,750
                                                                        $213,835

AIR --- 0.5%
     14,000 AMR Corp*                                                    955,500
      4,400 Airborne Freight Corp                                        121,823
      2,400 Alaska Air Group Inc*                                        100,200
      8,850 Comair Holdings Inc                                          184,186
     12,900 Delta Air Lines Inc                                          743,363
     27,180 FDX Corp*                                                  1,474,515
      6,500 Gulfstream Aerospace Corp*                                   439,153
      3,700 Pittston Burlington Group                                     98,975
     30,587 Southwest Airlines Co                                        952,020
      6,700 US Air Group Inc*                                            291,865
                                                                      $5,361,600

COMMUNICATIONS --- 6.3%
     10,800 AH Belo Corp Class A                                         212,620
    290,504 AT&T Corp                                                 16,213,609
     65,000 CBS Corp*                                                  2,823,405
     15,700 Cabletron Systems Inc*                                       204,100
      3,077 Chris-Craft Industries Inc*                                  145,004
     30,300 Clear Channel Communications Inc*                          2,088,791
     67,600 Comcast Corp Class A                                       2,598,341
      4,800 Comsat Corp                                                  156,000
     25,500 Gannett Company Inc                                        1,820,063
     15,800 General Instrument Corp*                                     671,500
      4,500 Hispanic Broadcasting Corp*                                  341,438
    277,528 Lucent Technologies Inc                                   18,715,656
     55,300 MediaOne Group Inc                                         4,112,938
      6,600 NOVA Corp*                                                   165,000
     27,050 Nextel Communications Inc*                                 1,357,558
     60,597 Nortel Networks Corp                                       5,260,547
     13,800 Qualcomm Inc                                               1,980,300
      4,500 TCA Cable TV Inc                                             249,750
      5,500 Telephone & Data Systems Inc                                 401,841
    108,900 Time Warner Inc                                            8,004,150
      8,400 Univision Communications Inc*                                554,400
     63,006 Viacom Inc Class B*                                        2,772,264
                                                                     $70,849,275

CONSTRUCTION --- 0.1%
      5,500 Centex Corp                                                  206,591
     13,220 Clayton Homes Inc                                            151,197
      2,525 Granite Construction Inc                                      74,013
      4,400 Kaufman & Broad Home Corp                                    109,450
      3,900 Pulte Corp                                                    89,942
                                                                        $631,193

CONSUMER SERVICES --- 7.6%
      2,400 Acuson Corp*                                                  41,249
      6,100 Allergan Inc                                                 675,575
     46,700 Amgen Inc*                                                 2,842,863
      7,100 Apollo Group Inc Class A*                                    188,590
      4,700 Apria Healthcare Group Inc*                                   79,900
      5,200 Bausch & Lomb Inc                                            397,800
     26,600 Baxter International Inc                                   1,612,625
      2,600 Beckman Coulter Inc                                          126,425
     22,800 Becton Dickinson & Co                                        684,000
      9,400 Beverly Enterprises Inc*                                      75,783
     13,600 Biogen Inc*                                                  874,643
     10,300 Biomet Inc                                                   409,425
    181,300 Bristol-Myers Squibb Co                                   12,770,228
      4,700 CR Bard Inc                                                  224,716
     35,720 CVS Corp                                                   1,812,790
     56,000 Carnival Corp                                              2,716,000
      4,100 Carter-Wallace Inc                                            74,567
     70,071 Cendant Corp*                                              1,436,456
     51,863 Columbia/HCA Healthcare Corp                               1,183,099
      4,300 Concentra Managed Care Inc*                                   63,692
     13,900 Convergys Corp*                                              267,575
      5,375 Covance Inc*                                                 128,661
    100,500 Eli Lilly & Co                                             7,198,313
      4,600 First Health Group Corp*                                      99,185
      7,500 Forest Laboratories Inc*                                     346,875
     11,170 Foundation Health Systems*                                   167,550
      7,500 Genzyme Corp                                                 363,750
      1,342 Genzyme Surgical Products*                                     5,913
      9,000 H&R Block Inc                                                450,000
     10,250 HCR Manor Care Inc*                                          247,917
     37,904 HEALTHSOUTH Corp*                                            566,172
     11,650 Harrah's Entertainment Inc*                                  256,300
     22,950 Health Management Associates Inc*                            258,188
     23,600 Hilton Hotels Corp                                           334,813
     15,400 Humana Inc*                                                  199,230
     28,900 IMS Health Inc                                               903,125
      9,950 Ivax Corp*                                                   140,544
    122,794 Johnson & Johnson                                         12,033,812
      6,500 King World Productions Inc*                                  226,278
      5,300 Lincare Holdings Inc*                                        132,500
      8,300 Mandalay Resort Group*                                       175,338
     22,750 Marriott International Inc                                   850,281
     25,269 McKesson HBOC Inc                                            811,767
     53,300 Medtronic Inc                                              4,150,738
    215,456 Merck & Co Inc                                            15,943,744
     18,150 Mirage Resorts Inc*                                          304,013
      8,800 Modis Professional Services*                                 121,000
      8,300 Omnicare Inc                                                 104,788
      6,500 PSS World Medical Inc*                                        72,716
      4,191 Pacific Health Systems*                                      301,488
      7,609 Promus Hotel Corp*                                           235,879
      6,700 Quorum Health Group Inc*                                      84,165
     24,800 Service Corporation International                            477,400
      7,711 St Jude Medical Inc*                                         274,704
     10,100 Stewart Enterprises Inc Class A                              147,076
      8,800 Stryker Corp                                                 529,100
      3,100 Suiza Foods Corp*                                            129,813
      4,700 Sylvan Learning Systems Inc*                                 127,779
     28,300 Tenet Healthcare Corp*                                       525,305
    187,990 The Walt Disney Co                                         5,792,348
      7,400 Total Renal Care Holdings Inc*                               115,159
      3,900 Trigon Healthcare Inc*                                       141,863
     15,850 United Healthcare Corp                                       992,606
      6,200 Wellpoint Health Networks*                                   526,225
                                                                     $85,552,422

CREDIT INSTITUTIONS --- 4.4%
     16,200 AmSouth Bancorp                                              375,629
     41,100 American Express Co                                        5,348,138
      5,750 Associated Banc-Corp                                         238,625
     66,488 Associates First Capital Corp                              2,946,216
      5,100 Astoria Financial Corp                                       224,079
     28,700 BB&T Corp                                                  1,052,917
     69,500 Bank of New York Company Inc                               2,549,747
     27,100 BankBoston Corp                                            1,385,488
     18,000 Capital One Financial Corp                                 1,002,366
     15,152 Charter One Financial Inc                                    421,407
      4,200 City National Corp                                           157,235
     14,250 Comerica Inc                                                 846,977
     11,700 Concord EFS Inc*                                             495,050
     10,300 Countrywide Credit Industries Inc                            440,325
     17,612 First Security Corp                                          479,927
     11,900 First Tennessee National Corp                                455,913
     88,400 First Union Corp                                           4,154,800
      4,550 First Virginia Banks Inc                                     223,519
      5,200 Golden West Financial Corp                                   509,600
     43,752 Household International Inc                                2,072,751
     19,170 Huntington Bancshares Inc                                    670,950
     16,200 JP Morgan & Co Inc                                         2,276,100
     40,904 Keycorp                                                    1,314,041
     73,227 MBNA Corp                                                  2,242,577
      9,500 Marshall & Ilsley Corp                                       611,563
     47,612 Mellon Bank Corp                                           1,731,887
     14,462 Mercantile Bancorporation Inc                                826,142
      6,400 Mercantile Bankshares Corp                                   226,400
     28,720 National City Corp                                         1,881,160
     12,750 North Fork Bancorporation Inc                                271,728
      9,807 Old Kent Financial Corp                                      411,894
     27,700 PNC Bank Corp                                              1,596,213
      7,300 Pacific Century Financial Corp                               157,403
     20,500 Regions Financial Corp                                       787,959
     14,700 State Street Corp                                          1,255,013
     29,376 Suntrust Banks Inc                                         2,039,781
     24,700 Synovus Financial Corp                                       490,913
      7,700 TCF Financial Corp                                           214,638
     13,000 Union Planters Corp                                          580,931
     18,533 Wachovia Corp                                              1,585,721
     54,258 Washington Mutual Inc                                      1,919,377
      3,600 WestAmerica Bancorp                                          131,400
      3,000 Wilmington Trust Co                                          172,125
      7,200 Zions Bancorp                                                457,200
                                                                     $49,233,825

ELECTRIC --- 2.2%
     17,378 AES Corp*                                                  1,010,096
     10,600 Allegheny Energy Inc                                         339,857
      7,146 Alliant Energy Corp                                          202,768
     12,600 Ameren Corp                                                  483,525
     17,600 American Electric Power Company Inc                          661,091
      2,000 Black Hills Corp                                              46,250
      3,000 CMP Group Inc                                                 78,561
     10,800 CMS Energy Corp                                              452,250
     13,800 Carolina Power & Light Co                                    590,806
     19,400 Central & South West Corp                                    453,475
     14,593 Cinergy Corp                                                 466,976
      2,100 Cleco Corp                                                    63,788
      8,625 Conectiv Inc                                                 210,769
     20,700 Consolidated Edison Inc                                      936,675
     14,500 DPL Inc                                                      266,438
     13,200 DTE Energy Co                                                528,000
     17,500 Dominion Resources Inc                                       757,960
     33,238 Duke Energy Corp                                           1,807,316
     31,700 Edison International                                         847,975
     10,700 Energy East Corp                                             278,200
     22,500 Entergy Corp                                                 703,125
     16,500 FPL Group Inc                                                901,313
     21,399 Firstenergy Corp                                             663,369
      8,900 Florida Progress Corp                                        367,677
     11,600 GPU Inc                                                      489,369
      2,900 Hawaiian Electric Industries Inc                             102,950
      3,400 IDACORP Inc                                                  107,100
      6,400 Illinova Corp                                                174,400
      7,800 Ipalco Enterprises Inc                                       165,259
      5,700 Kansas City Power & Light Co                                 145,350
     11,800 LG&E Energy Corp                                             247,800
      5,400 MidAmerican Energy Holdings Co*                              186,975
      6,600 Minnesota Power & Light Co                                   131,175
      5,000 Montana Power Co                                             352,500
      4,700 Nevada Power Co                                              117,500
      5,400 New England Electric System                                  270,675
     11,400 NiSource Inc                                                 294,257
     17,100 Niagara Mohawk Holdings Inc*                                 274,660
     12,000 Northeast Utilities*                                         212,244
     14,000 Northern States Power Co                                     338,618
     14,346 PP&L Resources Inc                                           441,140
     27,100 PacifiCorp                                                   497,963
     17,500 Peco Energy Co                                               732,813
      7,700 Pinnacle West Capital Corp                                   309,925
     10,800 Potomac Electric Power Co                                    317,920
      3,700 Public Service Company of New Mexico                          73,538
     20,000 Public Service Enterprise Group Inc                          817,500
      7,700 Puget Sound Power & Light Co                                 186,240
      9,450 Scana Corp                                                   220,894
     63,600 Southern Co                                                1,685,400
     12,100 Teco Energy Inc                                              275,275
     25,575 Texas Utilities Co                                         1,054,969
     19,800 Unicom Corp                                                  763,528
      8,500 Utilicorp United Inc                                         206,652
     10,600 Wisconsin Energy Corp                                        265,657
                                                                     $24,578,506

ELECTRONICS - HIGH TECH --- 15.9%
      5,600 Adobe Systems Inc                                            460,074
     13,300 Advanced Micro Devices Inc*                                  240,225
     17,500 American Power Conversion Corp*                              352,188
     14,766 Analog Devices Inc*                                          741,061
      7,637 Andrew Corp*                                                 144,622
     14,500 Apple Computer Inc*                                          671,524
     34,000 Applied Materials Inc*                                     2,511,750
      9,100 Atmel Corp*                                                  238,302
      3,200 Avnet Inc                                                    148,800
      7,900 Black & Decker Corp                                          498,688
     36,160 Boston Scientific Corp*                                    1,588,762
      2,200 Briggs & Stratton Corp                                       127,050
      5,500 Cirrus Logic Inc*                                             48,813
    291,500 Cisco Systems Inc*                                        18,746,948
      8,000 Citrix Systems Inc*                                          452,000
    155,217 Compaq Computer Corp                                       3,676,625
      6,300 Comverse Technology Inc*                                     475,650
      9,500 Cypress Semiconductor Corp*                                  156,750
      4,600 Data General Corp*                                            66,985
    231,500 Dell Computer Corp*                                        8,565,500
      4,800 Dentsply International Inc                                   134,400
      6,312 Diebold Inc                                                  181,470
     92,400 EMC Corp*                                                  5,082,000
     29,500 Eastman Kodak Co                                           1,998,625
     39,700 Emerson Electric Co                                        2,496,138
      4,133 Federal Signal Corp                                           87,566
      3,400 Flowserve Corp                                                64,386
     14,300 Gateway Inc*                                                 843,700
    298,700 General Electric Co                                       33,753,100
      7,300 Harris Corp                                                  286,065
     92,726 Hewlett-Packard Co                                         9,318,963
     11,500 Honeywell Inc                                              1,332,563
      5,900 Hubbell Inc Class B                                          267,713
      3,490 Imation Corp*                                                 86,594
      8,000 Integrated Device Technology Inc*                             87,000
    302,900 Intel Corp                                                18,022,550
    165,706 International Business Machines Corp                      21,417,501
      9,000 International Game Technology                                166,500
      7,500 Jabil Circuit Inc*                                           338,438
      7,800 Johnson Controls Inc                                         540,634
      8,000 KLA-Tencor Corp*                                             519,000
     13,100 LSI Logic Corp*                                              604,238
      3,700 Legato Systems Inc*                                          213,675
     11,700 Lexmark International Group Inc Class A*                     772,925
     14,000 Linear Technology Corp                                       941,500
      4,100 Litton Industries Inc*                                       294,175
      2,900 Magnetek Inc*                                                 30,630
      4,511 Mark IV Industries Inc                                        95,295
     12,300 Maxim Integrated Products Inc*                               817,950
      8,100 Maytag Corp                                                  564,465
      6,100 Mentor Graphics Corp*                                         78,153
     22,900 Micron Technology Inc*                                       923,145
     14,108 Molex Inc                                                    521,996
     55,000 Motorola Inc                                               5,211,250
      9,131 NCR Corp*                                                    445,702
     15,300 National Semiconductor Corp*                                 387,274
      6,600 Network Appliance Inc*                                       368,775
     12,599 Network Associates Inc*                                      185,042
     30,700 Novell Inc*                                                  813,550
     35,053 PG&E Corp                                                  1,139,223
      4,000 Polaroid Corp                                                110,500
     15,400 Quantum Corp*                                                371,525
      7,800 Rational Software Corp*                                      256,909
     30,700 Raytheon Co                                                2,160,513
      6,600 SCI Systems Inc*                                             313,500
      5,200 Sanmina Corp*                                                394,550
      6,800 Scientific-Atlanta Inc                                       244,800
     20,340 Seagate Technology Inc*                                      521,213
      6,950 Sensormatic Electronics Corp*                                 96,862
      3,000 Sepracor Inc*                                                243,750
      3,850 Sequent Computer Systems Inc*                                 68,338
      8,300 Siebel Systems Inc*                                          550,913
     17,200 Silicon Graphics Inc*                                        281,650
     23,000 Solectron Corp*                                            1,533,801
      6,200 Steris Corp*                                                 120,125
      8,700 Sterling Commerce Inc*                                       317,550
      9,100 Storage Technology Corp*                                     207,025
     70,600 Sun Microsystems Inc*                                      4,862,575
      8,062 Symbol Technologies Inc                                      297,286
      4,300 Tektronix Inc                                                129,804
      3,400 Teleflex Inc                                                 147,686
     35,700 Tellabs Inc*                                               2,411,963
      7,800 Teradyne Inc*                                                559,650
     35,800 Texas Instruments Inc                                      5,191,000
     14,425 Thermo Electron Corp*                                        289,394
      5,200 Thomas & Betts Corp                                          245,700
     24,600 Unisys Corp*                                                 957,850
      7,600 Veritas Software Corp*                                       721,521
      7,742 Vishay Intertechnology Inc*                                  162,582
      5,800 Visx Inc*                                                    459,285
      6,900 Vitesse Semiconductor Corp*                                  465,315
      8,600 WW Grainger Inc                                              462,783
      6,900 Whirlpool Corp                                               510,600
     13,200 Xilinx Inc*                                                  755,700
      3,600 York International Corp                                      154,123
                                                                    $177,924,527

ENVIRONMENTAL SERVICES --- 0.4%
     17,100 Allied Waste Industries Inc*                                 337,725
     14,387 Browning-Ferris Industries Inc                               618,641
     30,100 Laidlaw Inc Class B                                          221,988
      4,500 Ogden Corp                                                   121,217
      2,800 Rollins Inc                                                   44,624
     55,595 Waste Management Inc                                       2,988,231
                                                                      $4,332,426

FINANCIAL SERVICES --- 0.2%
     52,070 Fleet Financial Group Inc                                  2,310,606
                                                                      $2,310,606

FORESTRY --- 0.4%
      5,200 Boise Cascade Corp                                           222,950
      2,000 Chesapeake Corp                                               74,874
      7,800 Georgia-Pacific Corp (Timber Group)                          196,950
     15,700 Georgia-Pacific Group                                        743,788
     37,437 International Paper Co                                     1,890,569
      4,700 Longview Fibre Co                                             73,438
      9,800 Louisiana-Pacific Corp                                       232,750
     18,300 Weyerhaeuser Co                                            1,258,125
                                                                      $4,693,444

GAS --- 0.6%
      5,300 AGL Resources Inc                                             97,716
      7,600 Columbia Energy Group                                        476,421
      8,800 Consolidated Natural Gas Co                                  534,600
      2,100 Eastern Enterprises                                           83,475
      2,733 Indiana Energy Inc                                            58,246
      6,350 KN Energy Inc                                                 84,931
     13,000 KeySpan Corp                                                 342,875
      7,300 MCN Corp                                                     151,475
      3,500 National Fuel Gas Co                                         169,750
     10,480 New Century Energies Inc                                     406,750
      4,400 Nicor Inc                                                    167,473
      2,900 ONEOK Inc                                                     92,075
      3,200 Peoples Energy Corp                                          120,598
      7,500 Questar Corp                                                 143,438
     27,067 Reliant Energy Inc                                           747,726
     10,000 Sonat Inc                                                    331,250
     15,500 Tenneco Inc                                                  370,063
      4,200 Washington Gas Light Co                                      109,200
     39,424 Williams Companies Inc                                     1,677,964
                                                                      $6,166,026

HIGHWAYS --- 0.0%
      2,300 Arnold Industries Inc                                         35,505
      6,500 Ryder System Inc                                             169,000
      5,900 Swift Transportation Company Inc*                            129,800
                                                                        $334,305

HOLDING & INVEST. OFFICES --- 5.3%
    107,847 Bank One Corp                                              6,423,583
    159,258 Bank of America Corp                                      11,675,522
     77,192 Chase Manhattan Corp                                       6,686,757
     15,200 Cincinnati Financial Corp                                    570,942
    308,462 Citigroup Inc                                             14,651,945
     13,600 Constellation Energy Group                                   402,900
     10,200 Dime Bancorp Inc                                             205,275
     21,300 E Trade Group Inc*                                           850,658
     24,525 Fifth Third Bancorp                                        1,632,433
      5,600 Finova Group Inc                                             294,700
     60,400 Firstar Corp                                               1,691,200
     10,000 Green Point Financial Corp                                   328,120
     14,600 Hibernia Corp                                                229,030
      4,500 Keystone Financial Inc                                       133,029
     10,000 MGIC Investment Corp                                         486,250
     10,200 Northern Trust Corp                                          989,400
      3,900 Provident Financial Group Inc                                170,625
      9,600 Republic New York Corp                                       654,595
     14,900 SLM Holding Corp                                             682,599
     15,312 Southtrust Corp                                              587,598
     14,400 Sovereign Bancorp Inc                                        174,600
     15,650 Summit Bancorp                                               654,358
     66,373 U S Bancorp                                                2,256,682
    150,900 Wells Fargo Co                                             6,450,975
                                                                     $58,883,776

INDEPENDENT POWER PROD --- 0.0%
      7,100 OGE Energy Corp                                              168,625
                                                                        $168,625

INDUSTRIAL SERVICES --- 7.7%
      5,266 AC Nielsen Corp*                                             159,297
      4,500 Affiliated Computer Services Inc Class A*                    227,813
     18,100 Altera Corp*                                                 666,297
     99,200 America Online Inc*                                       10,961,600
      8,700 Arrow Electronics Inc*                                       165,300
      5,500 Autodesk Inc                                                 162,591
     56,500 Automatic Data Processing Inc                              2,486,000
     21,500 BMC Software Inc*                                          1,161,000
     22,050 Cadence Design Systems Inc*                                  281,138
      5,400 Cambridge Technology Partners Inc*                            94,835
     13,200 Ceridian Corp*                                               431,468
     10,100 Cintas Corp                                                  678,589
     13,750 Comdisco Inc                                                 352,344
     48,925 Computer Associates International Inc                      2,690,875
     14,500 Computer Sciences Corp*                                    1,003,212
     33,500 Compuware Corp*                                            1,065,702
      7,100 Deluxe Corp                                                  276,453
     15,000 Dun & Bradstreet Corp                                        531,555
      4,100 EG&G Inc                                                     146,063
      5,600 Electronic Arts Inc*                                         303,800
     45,000 Electronic Data Systems Corp                               2,545,290
     13,200 Equifax Inc                                                  471,068
     39,394 First Data Corp                                            1,927,824
     11,262 Fiserv Inc*                                                  352,636
      7,000 Fluor Corp                                                   283,500
      3,800 Foster Wheeler Corp                                           53,675
      3,400 GTECH Holdings Corp*                                          80,111
      2,500 Information Resources Inc*                                    21,875
     17,300 Informix Corp*                                               147,586
     12,800 Interpublic Group of Companies Inc                         1,108,800
      5,600 Intuit Inc*                                                  504,700
      2,400 Jacobs Engineering Group Inc*                                 91,200
      6,500 Keane Inc*                                                   147,063
      3,250 Kelly Services Inc Class A                                   104,406
      7,200 Manpower Inc                                                 162,900
    465,900 Microsoft Corp*                                           42,018,068
      3,700 National Service Industries Inc                              133,200
      7,450 Olsten Corp                                                   47,024
     16,300 Omnicom Group Inc                                          1,304,000
    131,437 Oracle Systems Corp*                                       4,879,599
     24,600 Parametric Technology Corp*                                  341,325
     22,464 Paychex Inc                                                  716,040
     22,000 Peoplesoft Inc                                               379,500
     24,500 Pitney Bowes Inc                                           1,574,125
      3,200 Policy Management Systems Corp*                               96,000
     10,200 Quintiles Transnational Corp*                                428,400
      7,000 Reynolds & Reynolds Co Class A                               163,184
      8,300 Robert Half International Inc*                               215,800
      2,400 Shared Medical Systems Corp                                  156,600
      6,900 Snyder Communications Inc*                                   225,975
      5,300 Sotheby's Holdings Inc Class A                               202,063
      2,600 Standard Register Co                                          79,950
      7,600 Sterling Software Inc*                                       202,821
      3,300 Structural Dynamics Research Corp*                            61,255
     10,500 Sungard Data System Inc*                                     362,250
      5,050 Symantec Corp*                                               128,775
      6,500 Synopsys Inc*                                                358,716
      3,800 Wallace Computer Services Inc                                 95,000
                                                                     $86,018,236

INSURANCE --- 3.5%
     23,375 AON Corp                                                     964,219
     12,852 Aetna Inc                                                  1,149,444
     24,424 Aflac Inc                                                  1,169,299
      5,200 Allmerica Financial Corp                                     316,222
     73,640 Allstate Corp                                              2,641,835
      6,400 Ambac Inc                                                    365,600
      5,500 American Financial Group Inc                                 187,341
     23,021 American General Corp                                      1,735,208
    113,129 American International Group Inc                          13,243,107
     14,800 Chubb Capital Corp                                         1,028,600
     18,600 Cigna Corp                                                 1,655,400
     29,514 Conseco Inc                                                  898,318
      4,400 Everest Reinsurance Holdings Inc                             143,550
      2,650 HSB Group Inc                                                109,146
     20,700 Hartford Financial Services Group Inc                      1,207,058
      3,800 Horace Mann Educators Corp                                   103,311
      9,700 Jefferson-Pilot Corp                                         642,014
     18,200 Lincoln National Corp                                        952,078
     10,000 Loews Corp                                                   791,250
      9,100 MBIA Inc                                                     589,225
     24,000 Marsh & McLennan Companies Inc                             1,812,000
     12,000 Old Republic International Corp                              207,744
      7,400 Oxford Health Plans Inc*                                     115,159
      6,650 Progressive Corp                                             964,250
      5,900 Protective Life Corp                                         194,700
     12,400 Provident Companies Inc                                      496,000
     12,950 Providian Financial Corp                                   1,210,825
      8,100 Reliastar Financial Corp                                     354,375
     12,400 SafeCo Corp                                                  547,150
     20,648 St Paul Companies Inc                                        656,854
      2,700 The PMI Group Inc                                            169,592
     12,200 Torchmark Corp                                               416,325
     11,400 TransAmerica Corp                                            855,000
      6,700 Unitrin Inc                                                  274,700
     12,700 Unum Corp                                                    695,325
                                                                     $38,862,224

MFTG - CONSUMER PRODS. --- 8.4%
      3,400 Adolph Coors Co Class B                                      168,300
      5,100 Alberto-Culver Co Class B                                    135,788
      6,200 American Greetings Corp Class A                              186,775
     43,400 Anheuser-Busch Companies Inc                               3,078,666
     53,674 Archer-Daniels-Midland Co                                    828,566
     23,900 Avon Products Inc                                          1,326,450
      2,500 Banta Corp                                                    52,500
     25,500 Bestfoods                                                  1,262,250
      6,300 Brown-Forman Corp Class B                                    410,678
      8,500 Brunswick Corp                                               236,938
      4,900 Burlington Industries Inc*                                    44,404
     39,800 Campbell Soup Co                                           1,845,725
      1,800 Church & Dwight Inc                                           78,300
     10,791 Clorox Co                                                  1,152,608
    225,200 Coca-Cola Co                                              14,075,000
     38,700 Coca-Cola Enterprises Inc                                  1,151,325
     26,700 Colgate-Palmolive Co                                       2,636,625
      8,400 CompUSA Inc*                                                  62,471
     44,700 ConAgra Inc                                                1,190,138
      3,600 Dean Foods Co                                                149,623
      9,400 Dial Corp                                                    349,558
      8,300 Dow Jones & Company Inc                                      440,415
      2,500 Dreyer's Grand Ice Cream Inc                                  37,813
      9,175 Flowers Industries Inc                                       198,978
      6,600 Fruit of the Loom Inc*                                        64,350
     14,000 General Mills Inc                                          1,125,250
    101,300 Gillette Co                                                4,153,300
     32,800 HJ Heinz Co                                                1,644,100
      5,600 HON Industries Inc                                           163,447
      6,500 Harcourt General Inc                                         335,153
      6,600 Harte-Hanks Inc                                              179,025
     17,875 Hasbro Inc                                                   499,374
      7,300 Herman Miller Inc                                            153,300
     12,800 Hershey Foods Corp                                           760,000
      6,100 Hillenbrand Industries Inc                                   263,825
      6,700 Hormel Foods Corp                                            269,675
      2,800 Houghton Mifflin Co                                          131,774
      8,400 IBP Inc                                                      199,500
     13,600 Ikon Office Solutions Inc                                    204,000
      9,800 International Flavors & Fragrances Inc                       434,875
      1,700 International Multifoods Corp                                 38,355
      6,400 Interstate Bakeries Co                                       143,597
      2,700 JM Smucker Co Class A                                         60,075
     12,653 Jones Apparel Group Inc*                                     434,150
      3,100 Jostens Inc                                                   65,292
     37,000 Kellogg Co                                                 1,221,000
      7,200 Knight-Ridder Inc                                            395,546
      3,798 Lancaster Colony Corp                                        131,031
      2,700 Lance Inc                                                     42,188
      2,800 Land's End Inc*                                              135,800
      4,000 Lee Enterprises Inc                                          122,000
     17,900 Leggett & Platt Inc                                          497,835
      5,800 Liz Claiborne Inc                                            211,700
     30,800 Masco Corp                                                   889,350
     38,041 Mattel Inc                                                 1,005,690
      6,500 McCormick & Company Inc (nonvtg)                             205,153
     18,100 McGraw-Hill Companies Inc                                    976,260
      2,500 Media General Inc Class A                                    127,500
      4,700 Meredith Corp                                                162,738
      5,500 Mohawk Industries Inc*                                       167,063
     29,600 Nabisco Group Holdings Corp                                  579,035
     16,140 New York Times Co Class A                                    594,146
    134,800 PepsiCo Inc                                                5,215,008
    220,200 Philip Morris Companies Inc                                8,849,177
     21,800 Pioneer Hi-Bred International Inc                            848,827
      5,600 Premark International Inc                                    210,000
    121,300 Procter & Gamble Co                                       10,826,025
     12,300 Quaker Oats Co                                               816,413
      9,866 RJ Reynolds Tobacco Holdings Inc*                            310,779
     11,900 RR Donnelley & Sons Co                                       441,038
     29,700 Ralston-Ralston Purina Group                                 903,979
      9,800 Readers Digest Association Inc Class A                       389,550
      3,100 Russell Corp                                                  60,450
     82,500 Sara Lee Corp                                              1,871,678
      1,500 Scholastic Corp*                                              75,938
     39,100 Seagram Company Ltd                                        1,969,663
     12,900 Shaw Industries Inc*                                         212,850
      1,600 Springs Industries Inc Class A                                69,800
     16,600 Starbucks Corp*                                              623,529
      6,600 The Times Mirror Co Class A                                  391,050
      3,200 Tiffany & Co                                                 308,800
     10,800 Tribune Co                                                   940,950
      5,300 Tupperware Corp                                              135,150
     21,050 Tyson Foods Inc Class A                                      473,625
      4,500 US Foodservice Inc*                                          191,813
     16,100 UST Inc                                                      470,925
      5,500 Unifi Inc*                                                   116,875
     52,139 Unilever NV ADR                                            3,636,695
      3,000 Universal Corp                                                85,311
      4,600 Universal Foods Corp                                          97,175
     10,900 VF Corp                                                      465,975
      9,100 Viad Corp                                                    281,527
      4,190 Vlasic Foods International Inc*                               30,637
      5,200 Warnaco Group Inc Class A                                    139,100
        900 Washington Post Co Class B                                   483,975
      4,791 Wausau-Mosinee Paper Corp                                     86,238
      5,100 Westpoint Stevens Inc                                        152,041
      8,000 Whitman Corp                                                 144,000
     10,200 Willamette Industries Inc                                    469,832
     10,600 Wm Wrigley Jr Co                                             954,000
                                                                     $93,636,744

MFTG - INDUSTRIAL PRODS --- 9.9%
     33,050 3Com Corp*                                                   882,005
      2,875 A Schulman Inc                                                49,413
      5,400 AK Steel Holding Corp                                        121,500
    138,800 Abbott Laboratories                                        6,315,400
     20,900 Air Products & Chemicals Inc                                 841,225
      6,500 Airgas Inc*                                                   79,625
      2,683 Albany International Corp Class A*                            55,672
      4,250 Albemarle Corp                                                98,281
     20,700 Alcan Aluminium Ltd                                          661,096
     17,550 Allegheny Teledyne Inc                                       397,069
      9,200 Alza Corp*                                                   468,050
    119,600 American Home Products Corp                                6,877,000
      6,400 American Standard Companies Inc*                             307,200
      2,950 Ametek Inc                                                    67,850
      3,700 Armstrong World Industries Inc                               213,904
      2,400 Arvin Industries Inc                                          90,900
      2,800 Ball Corp                                                    118,300
      2,000 Bandag Inc                                                    69,374
      4,800 Bemis Company Inc                                            190,800
     11,950 Bethlehem Steel Corp*                                         91,860
      4,500 Blyth Industries Inc*                                        154,688
      4,700 Bowater Inc                                                  222,075
      6,100 Cabot Corp                                                   147,541
      6,900 Callaway Golf Co                                             100,913
      2,800 Carlisle Companies Inc                                       134,750
      2,000 Carpenter Technology Corp                                     57,124
      6,800 Case Corp                                                    327,250
     32,500 Caterpillar Inc                                            1,950,000
      6,500 Centocor Inc*                                                303,063
      8,800 Champion International Corp                                  421,300
     16,500 Chiron Corp*                                                 342,375
      8,300 Consolidated Papers Inc                                      222,025
      8,700 Cooper Industries Inc                                        452,400
      7,000 Cooper Tire & Rubber Co                                      165,375
      3,300 Cordant Technologies Inc                                     149,117
     22,300 Corning Inc                                                1,563,788
      6,300 Crane Co                                                     198,053
      6,000 Crompton & Knowles Corp                                      117,372
     11,300 Crown Cork & Seal Company Inc                                322,050
      3,900 Cytec Industries Inc*                                        124,313
     12,400 Danaher Corp                                                 720,750
     21,200 Deere & Co                                                   840,050
      2,100 Dexter Corp                                                   85,705
     19,500 Dover Corp                                                   682,500
     20,200 Dow Chemical Co                                            2,562,875
    103,000 EI du Pont de Nemours & Co                                 7,036,136
      7,100 Eastman Chemical Co                                          367,425
     11,900 Ecolab Inc                                                   519,138
     11,400 Engelhard Corp                                               257,925
      7,600 Ethyl Corp                                                    45,600
      3,200 Ferro Corp                                                    88,000
     20,100 Fort James Corp                                              761,288
      2,800 Georgia Gulf Corp                                             47,250
      2,800 Gilead Sciences Inc*                                         146,300
     14,200 Goodyear Tire & Rubber Co                                    835,130
      5,400 Great Lakes Chemical Corp                                    248,735
     27,600 Guidant Corp                                               1,419,661
      1,300 HB Fuller Co                                                  88,888
      3,700 Harsco Corp                                                  118,400
      9,300 Hercules Inc                                                 365,602
      7,100 ICN Pharmaceuticals Inc                                      228,528
     10,400 IMC Global Inc                                               183,300
      8,000 ITT Industries Inc                                           305,000
     22,900 Illinois Tool Works Inc                                    1,877,800
     15,150 Ingersoll-Rand Co                                            979,069
      2,900 Kaydon Corp                                                   97,513
      2,700 Kennametal Inc                                                83,700
     48,580 Kimberly-Clark Corp                                        2,769,060
      6,100 Lear Corp*                                                   303,475
      5,000 Lubrizol Corp                                                136,250
     10,200 Lyondell Petrochemical Co                                    210,375
      4,500 MA Hanna Co                                                   73,967
      6,500 Mallinckrodt Inc                                             236,438
      4,300 Martin Marietta Materials Inc                                253,700
      9,300 Mead Corp                                                    388,275
      5,100 Medimmune Inc*                                               345,525
      6,300 Meritor Automotive Inc                                       160,650
      4,600 Microchip Technology Inc*                                    217,925
      3,350 Milacron Inc                                                  61,975
      4,000 Millipore Corp                                               162,248
      2,000 Minerals Technologies Inc                                    111,624
     36,800 Minnesota Mining & Manufacturing Co                        3,199,282
      2,700 Modine Manufacturing Co                                       87,917
     57,600 Monsanto Co                                                2,271,571
     11,800 Mylan Laboratories Inc                                       312,700
        500 NCH Corp                                                      24,750
        700 Nacco Industries Inc Class A                                  51,450
      6,000 Nalco Chemical Co                                            311,250
      1,500 Nordson Corp                                                  91,875
      8,000 Nucor Corp                                                   379,496
      4,200 Olin Corp                                                     55,385
      2,400 Oregon Steel Mills Inc                                        31,949
     14,200 Owens-Illinois Inc*                                          464,155
      4,700 PE Corp-PE Biosystems Group                                  539,325
      3,800 PH Glatfelter Co                                              55,575
     15,900 PPG Industries Inc                                           939,086
     11,400 Pall Corp                                                    252,932
      9,875 Parker Hannifin Corp                                         451,781
      3,900 Pentair Inc                                                  178,425
      6,700 Perrigo Co*                                                   51,088
    118,100 Pfizer Inc                                                12,961,475
     46,260 Pharmacia & Upjohn Inc                                     2,628,123
      2,600 Potlatch Corp                                                114,236
     14,400 Praxair Inc                                                  704,693
      2,250 Precision Castparts Corp                                      95,625
      9,981 RPM Inc                                                      141,600
      7,100 Raychem Corp                                                 262,700
      5,900 Reynolds Metals Co                                           348,100
     17,400 Rockwell International Corp                                1,057,050
     19,604 Rohm & Haas Co                                               840,522
      2,288 Ryerson Tull Inc                                              51,622
    134,400 Schering-Plough Corp                                       7,123,200
      7,605 Sealed Air Corp*                                             493,374
        900 Sequa Corp Class A*                                           63,000
     15,500 Sherwin-Williams Co                                          430,125
      9,200 Sigma Aldrich Corp                                           316,820
      6,000 Snap-On Inc                                                  217,122
     10,180 Solutia Inc                                                  216,956
      9,297 Sonoco Products Co                                           278,324
      3,500 Southdown Inc                                                224,875
      2,600 Stewart & Stevenson Services Inc                              39,650
      1,900 Tecumseh Products Co Class A                                 115,068
      5,100 Temple-Inland Inc                                            348,075
      6,880 The BF Goodrich Co                                           292,400
      8,100 The Stanley Works                                            260,715
      5,600 The Timken Co                                                109,200
      3,900 Trinity Industries Inc                                       130,650
     74,887 Tyco International Ltd                                     7,095,543
      4,100 UCAR International Inc*                                      103,525
      4,500 USG Corp                                                     252,000
     28,200 USX-Marathon Group                                           918,248
      8,100 USX-US Steel Group                                           218,700
     12,100 Union Carbide Corp                                           589,875
      6,400 Unisource Worlwide Inc                                        77,197
      5,900 Varco International Inc*                                      64,528
      6,300 WR Grace & Co*                                               115,763
     77,690 Warner-Lambert Co                                          5,389,744
      8,700 Watson Pharmaceuticals Inc*                                  305,039
      2,400 Watts Industries Inc Class A                                  46,049
      2,900 Wellman Inc                                                   46,217
      9,150 Westvaco Corp                                                265,350
      5,300 Witco Corp                                                   106,000
      8,350 Worthington Industries Inc                                   137,249
     60,400 Xerox Corp                                                 3,567,345
                                                                    $110,809,515

MINING --- 0.5%
     33,742 Alcoa Inc                                                  2,087,786
      3,700 Asarco Inc                                                    69,604
     35,616 Barrick Gold Corp                                            690,060
     21,000 Battle Mountain Gold Co                                       51,177
      1,000 Cleveland-Cliffs Inc                                          32,375
      8,400 Cyprus Amax Minerals Co                                      127,571
     14,894 Freeport-McMoran Copper & Gold Inc Class B                   267,154
     23,800 Homestake Mining Co                                          194,851
     17,550 Inco Ltd                                                     315,900
        600 MAXXAM Inc*                                                   38,700
     15,324 Newmont Mining Corp                                          304,565
      5,300 Phelps Dodge Corp                                            328,266
     29,700 Placer Dome Inc                                              350,816
      9,200 Vulcan Materials Co                                          443,900
                                                                      $5,302,725

OIL & GAS --- 6.0%
      8,300 Amerada Hess Corp                                            493,850
     11,000 Anadarko Petroleum Corp                                      404,932
     10,250 Apache Corp                                                  399,750
      6,700 Ashland Inc                                                  268,838
     29,400 Atlantic Richfield Co                                      2,456,723
      6,500 BJ Services Company USA*                                     191,341
     29,910 Baker Hughes Inc                                           1,001,985
     16,158 Burlington Resources Inc                                     698,834
     59,800 Chevron Corp                                               5,692,183
     19,500 Coastal Corp                                                 780,000
     11,068 El Paso Energy Corp                                          389,450
     32,260 Enron Corp                                                 2,637,255
     12,500 Ensco International Inc                                      249,213
    221,600 Exxon Corp                                                17,090,900
     15,800 Global Marine Inc*                                           243,905
     40,250 Halliburton Co                                             1,821,313
      4,600 Helmerich & Payne Inc                                        109,535
      7,890 Kerr-McGee Corp                                              395,975
      5,400 McDermott International Inc                                  152,550
     71,400 Mobil Corp                                                 7,068,600
      4,100 Murphy Oil Corp                                              200,129
      9,750 Nabors Industries Inc*                                       238,261
      5,200 Noble Affiliates Inc                                         146,572
     12,000 Noble Drilling Corp*                                         236,244
     31,800 Occidental Petroleum Corp                                    671,775
     15,098 Ocean Energy Inc*                                            145,318
      7,130 Pennzoil-Quakers State Co                                    106,950
     23,000 Phillips Petroleum Co                                      1,157,176
      9,200 Pioneer Natural Resources Co                                 101,200
     11,500 Ranger Oil Ltd*                                               56,776
      7,600 Rowan Companies Inc*                                         140,121
    195,700 Royal Dutch Petroleum Co ADR                              11,790,925
     15,500 Santa Fe Snyder Corp*                                        118,188
     49,948 Schlumberger Ltd                                           3,181,038
     21,880 Sempra Energy                                                495,035
      4,500 Smith International Inc*                                     195,467
      8,300 Sunoco Inc                                                   250,552
     49,000 Texaco Inc                                                 3,062,500
     13,900 Tosco Corp                                                   360,524
      9,200 Transocean Offshore Inc                                      241,500
      7,886 Ultramar Diamond Shamrock Corp                               172,009
     23,066 Union Pacific Resources Group Inc                            376,253
     22,100 UnoCal Corp                                                  875,713
      5,100 Valero Energy Corp                                           109,329
      8,869 Weatherford International*                                   324,827
                                                                     $67,301,514

OTHER TRANS. SERVICES --- 0.1%
      4,000 Alexander & Baldwin Inc                                       89,000
      3,000 FMC Corp*                                                    204,936
      4,500 GATX Corp                                                    171,279
      3,300 JB Hunt Transport Services Inc                                53,625
      3,300 Overseas Shipholding Group Inc                                42,488
      5,100 Tidewater Inc                                                155,550
                                                                        $716,878

RAILROADS --- 0.5%
     42,900 Burlington Northern Santa Fe Corp                          1,329,900
     19,800 CSX Corp                                                     897,178
     10,100 Kansas City Southern Industries Inc                          644,501
     34,700 Norfolk Southern Corp                                      1,045,338
     22,600 Union Pacific Corp                                         1,317,851
      4,700 Wisconsin Central Transportation Corp*                        88,713
                                                                      $5,323,481

REAL ESTATE --- 0.0%
      3,600 CCB Financial Corp                                           190,350
                                                                        $190,350

RETAIL TRADE --- 7.0%
      9,400 Abercrombie & Fitch Co*                                      451,200
     38,339 Albertson's Inc                                            1,976,836
     13,800 Autozone Inc*                                                415,725
      6,700 BJ Wholesale Club Inc*                                       201,415
      6,300 Barnes & Noble Inc*                                          172,463
     12,700 Bed Bath & Beyond Inc*                                       488,950
     18,700 Best Buy Inc*                                              1,262,250
      3,700 Bob Evans Farms Inc                                           73,538
      7,100 Borders Group Inc*                                           112,265
      6,100 Brinker International Inc*                                   165,841
      3,900 Buffets Inc*                                                  44,850
      5,500 CBRL Group Inc                                                95,216
      9,200 Circuit City Stores Inc                                      855,600
      4,625 Claire's Stores Inc                                          118,516
     10,124 Consolidated Stores Corp*                                    273,348
     12,200 Darden Restaurants Inc                                       266,106
     40,400 Dayton Hudson Corp                                         2,626,000
      9,800 Dillards Inc Class A                                         344,225
     20,160 Dollar General Corp                                          584,640
      5,600 Dollar Tree Stores Inc*                                      246,400
      4,300 Donaldson Company Inc                                        105,350
      1,400 Enesco Group Inc                                              32,375
     15,800 Family Dollar Stores Inc                                     379,200
      3,500 Fastenal Co                                                  183,530
     19,100 Federated Department Stores Inc*                           1,011,097
     15,200 Fortune Brands Inc                                           628,900
      4,700 Furniture Brands International Inc*                          131,013
     78,375 Gap Inc                                                    3,948,141
      3,800 Gencorp Inc                                                   95,950
      6,200 General Nutrition Companies Inc*                             144,534
     16,375 Genuine Parts Co                                             573,125
      3,500 Great Atlantic & Pacific Tea Co Inc                          118,342
      3,900 Hannaford Brothers Co                                        208,650
      5,425 Heilig-Meyers Co                                              36,955
    135,300 Home Depot Inc                                             8,718,326
     24,100 JC Penney & Co Inc                                         1,170,344
     45,200 Kmart Corp*                                                  742,952
     14,900 Kohls Corp*                                                1,150,086
     75,400 Kroger Co*                                                 2,106,450
     20,395 Limited Inc                                                  925,423
      3,300 Lone Star Steakhouse & Saloon Inc*                            32,069
      3,600 Longs Drug Stores Corp                                       124,423
     33,900 Lowe's Companies Inc                                       1,921,689
     30,500 May Department Stores Co                                   1,246,688
    124,000 McDonald's Corp                                            5,122,688
      3,200 Micro Warehouse Inc*                                          57,200
     25,715 Newell Rubbermaid Inc                                      1,195,748
     13,000 Nordstrom Inc                                                435,500
     34,137 Office Depot Inc*                                            753,130
     10,350 Officemax Inc*                                               124,200
      6,800 Outback Steakhouse Inc*                                      267,322
      5,000 Owens Corning                                                171,875
      2,700 Papa John's International Inc*                               120,655
      2,916 Payless Shoesource Inc*                                      156,006
      4,824 Pep Boys - Manny Moe & Jack                                  104,319
     23,600 Rite Aid Corp                                                581,150
      4,200 Ross Stores Inc                                              211,575
      4,200 Ruddick Corp                                                  84,000
      2,799 SPX Corp*                                                    233,717
     45,300 Safeway Inc*                                               2,242,350
     13,184 Saks Inc*                                                    380,688
      1,850 Sbarro Inc*                                                   50,065
     34,800 Sears Roebuck & Co                                         1,550,758
     42,382 Staples Inc*                                               1,311,172
     29,400 TJX Companies Inc                                            979,373
     17,600 Tandy Corp                                                   860,200
     22,700 Toys R Us Inc*                                               469,595
     13,980 Tricon Global Restaurants*                                   756,668
    406,200 Wal-Mart Stores Inc                                       19,599,150
     91,400 Walgreen Co                                                2,684,875
     11,300 Wendy's International Inc                                    319,926
     13,600 Winn-Dixie Stores Inc                                        502,343
                                                                     $77,837,244

SECURITIES & COMMODITIES --- 1.4%
      8,625 AG Edwards Inc                                               278,156
     10,580 Bear Stearns Companies Inc                                   494,615
     37,287 Charles Schwab Corp                                        4,096,909
     23,050 Franklin Resources Inc                                       936,406
      2,800 Investment Technology Group Inc*                              90,650
     10,800 Lehman Brothers Holdings Inc                                 672,300
     33,600 Merrill Lynch & Co Inc                                     2,685,883
     52,081 Morgan Stanley Dean Witter & Co                            5,338,303
     13,350 Paine Webber Group Inc                                       624,113
     11,000 T Rowe Price & Associates Inc                                422,125
                                                                     $15,639,460

TELEPHONE --- 6.3%
     12,300 ADC Telecommunications Inc*                                  560,413
     25,695 ALLTEL Corp                                                1,837,193
      3,300 Aliant Communications Inc                                    152,417
    100,400 Ameritech Corp                                             7,379,400
    141,776 Bell Atlantic Corp                                         9,268,606
    172,900 BellSouth Corp                                             8,104,688
     12,750 CenturyTel Inc                                               506,813
     12,600 Cincinnati Bell Inc                                          314,206
     15,800 Frontier Corp                                                932,200
     88,700 GTE Corp                                                   6,719,025
    169,895 MCI WorldCom Inc*                                         14,621,503
    179,277 SBC Communications Inc                                    10,398,066
     79,000 Sprint Corp                                                4,172,148
     40,125 Sprint PCS                                                 2,292,141
     46,011 US West Inc                                                2,703,146
                                                                     $69,961,965

TRANSPORTATION --- 0.0%
      4,400 CNF Transportation Inc                                       168,850
                                                                        $168,850

TRANSPORTATION EQUIPMENT --- 2.6%
     50,500 Allied-Signal Inc                                          3,181,500
      2,400 Borg-Warner Automotive Inc                                   132,000
      3,900 Cummins Engine Company Inc                                   222,788
     15,161 Dana Corp                                                    698,346
     51,545 Delphi Automotive Systems Corp                               956,778
      6,600 Eaton Corp                                                   607,200
      6,400 Federal-Mogul Corp                                           332,800
      3,200 Fleetwood Enterprises Inc                                     84,598
    110,500 Ford Motor Co                                              6,236,289
     11,600 General Dynamics Corp                                        794,600
     59,200 General Motors Corp Series D                               3,907,200
     14,000 Harley-Davidson Inc                                          761,250
     35,982 Lockheed Martin Corp                                       1,340,330
      5,990 Navistar International Corp*                                 299,500
      3,220 Newport News Shipbuilding Inc                                 94,990
      6,300 Northrop Grumman Corp                                        417,766
      7,140 Paccar Inc                                                   381,098
      2,500 Superior Industries International Inc                         68,280
     11,000 TRW Inc                                                      603,625
     13,800 Textron Inc                                                1,135,906
     88,876 The Boeing Co                                              3,927,164
     43,990 United Technologies Corp                                   3,153,511
                                                                     $29,337,519

WATER --- 0.0%
      8,800 American Water Works Company Inc                             270,600
                                                                        $270,600

WHOLESALE TRADE - INDL --- 0.0%
      9,400 Sybron International Corp*                                   259,083
                                                                        $259,083

WHOLESALE TRADE -CONSUMER --- 0.6%
     10,400 Avery Dennison Corp                                          627,900
     12,300 Bergen Brunswig Corp Class A                                 212,175
     24,870 Cardinal Health Inc                                        1,594,789
     20,071 Costco Companies Inc*                                      1,606,924
     25,700 Nike Inc Class B                                           1,627,118
      2,500 Rayonier Inc                                                 124,530
      5,100 Reebok International Ltd*                                     94,988
     10,900 SuperValu Inc                                                279,988
     30,200 Sysco Corp                                                   900,322
      4,700 Tech Data Corp*                                              179,775
                                                                      $7,248,509

TOTAL COMMON STOCK --- 99.2%                                      $1,110,202,188
(Cost $512,038,687)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.6%
  7,025,000 Prudential Funding Corp                                    7,025,000
                                                                      $7,025,000

U.S. GOVERNMENTS --- 0.1%
  1,650,000 United States of America (1)                               1,651,555
                                                                      $1,651,555

TOTAL SHORT-TERM INVESTMENTS --- 0.8%                                 $8,676,555
(Cost $8,676,555)

TOTAL STOCK INDEX PORTFOLIO --- 100.0%                            $1,118,878,743
(Cost $520,715,242)


The Maxim Series Fund

T.Rowe Price Equity/Income Portfolio

BONDS

U.S. GOVERNMENTS --- 1.0%
    300,000 United States of America                                     292,734
            Treasury Notes
            6.000% February 15, 2026
    200,000 United States of America                                     200,124
            Treasury Notes
            5.750% August 15, 2003
     25,000 United States of America                                      26,594
            Treasury Notes
            7.250% August 15, 2004
     50,000 United States of America                                      50,750
            Treasury Notes
            7.750% January 31, 2000
     80,000 United States of America                                      78,800
            Treasury Notes
            5.625% February 15, 2006
    200,000 United States of America                                     203,500
            Treasury Notes
            6.500% May 31, 2001
    200,000 United States of America                                     211,844
            Treasury Notes
            7.000% July 15, 2006
  1,000,000 United States of America                                   1,002,970
            Treasury Notes
            5.875% November 15, 1999
                                                                      $2,067,316

TOTAL BONDS --- 1.0%                                                  $2,067,316
(Cost $2,013,428)

COMMON STOCK

AGENCY --- 1.0%
     30,000 Federal National Mortgage Association (nonvtg)             2,051,250
                                                                      $2,051,250

COMMUNICATIONS --- 0.5%
     17,550 AT&T Corp                                                    979,501
                                                                        $979,501

CONSUMER SERVICES --- 2.7%
     25,200 H&R Block Inc                                              1,260,000
     41,200 Hilton Hotels Corp                                           584,504
     12,100 Merck & Co Inc                                               895,400
    248,700 Smith & Nephew PLC                                           756,466
     60,852 Starwood Hotels & Resorts Worldwide Inc                    1,859,759
     15,000 The Walt Disney Co                                           462,180
                                                                      $5,818,309

CREDIT INSTITUTIONS --- 4.5%
     22,800 BankBoston Corp                                            1,165,650
     16,900 JP Morgan & Co Inc                                         2,374,450
     15,300 Keycorp                                                      491,513
    102,900 Mellon Bank Corp                                           3,742,988
     25,300 Mercantile Bankshares Corp                                   894,988
     14,800 National City Corp                                           969,400
                                                                      $9,638,989

ELECTRIC --- 4.5%
     26,787 DQE Inc                                                    1,074,828
     27,400 Duke Energy Corp                                           1,489,875
     22,600 Entergy Corp                                                 706,250
     46,410 Firstenergy Corp                                           1,438,710
     28,600 Niagara Mohawk Holdings Inc*                                 459,373
     49,000 PacifiCorp                                                   900,375
     52,700 Southern Co                                                1,396,550
     24,100 Teco Energy Inc                                              548,275
     39,000 Unicom Corp                                                1,503,918
                                                                      $9,518,154

ELECTRONICS - HIGH TECH --- 5.1%
     22,700 Compaq Computer Corp                                         537,695
     32,900 Eastman Kodak Co                                           2,228,975
     13,600 General Electric Co                                        1,536,800
     21,600 Hewlett-Packard Co                                         2,170,800
     13,800 Honeywell Inc                                              1,599,075
     24,200 Hubbell Inc Class B                                        1,098,075
     23,100 Whirlpool Corp                                             1,709,400
                                                                     $10,880,820

ENVIRONMENTAL SERVICES --- 1.1%
     42,700 Browning-Ferris Industries Inc                             1,836,100
      8,330 Waste Management Inc                                         447,738
                                                                      $2,283,838

FINANCIAL SERVICES --- 0.8%
     37,400 Fleet Financial Group Inc                                  1,659,625
                                                                      $1,659,625

FORESTRY --- 1.5%
     62,283 International Paper Co                                     3,145,292
                                                                      $3,145,292

GAS --- 0.4%
     32,500 Reliant Energy Inc                                           897,813
                                                                        $897,813

HOLDING & INVEST. OFFICES --- 4.5%
     32,010 Bank One Corp                                              1,906,580
     18,800 Bank of America Corp                                       1,378,266
     18,392 Chase Manhattan Corp                                       1,593,207
     57,225 Citigroup Inc                                              2,718,188
     15,100 Constellation Energy Group                                   447,338
     35,000 Wells Fargo Co                                             1,496,250
                                                                      $9,539,829

INDUSTRIAL SERVICES --- 0.5%
     31,500 Dun & Bradstreet Corp                                      1,116,266
                                                                      $1,116,266

INSURANCE --- 5.0%
     27,700 American General Corp                                      2,087,888
     17,400 Chubb Capital Corp                                         1,209,300
     25,200 Lincoln National Corp                                      1,318,262
     39,100 SafeCo Corp                                                1,725,288
     59,572 St Paul Companies Inc                                      1,895,104
     19,400 TransAmerica Corp                                          1,455,000
     15,700 XL Capital Ltd                                               887,050
                                                                     $10,577,892

MFTG - CONSUMER PRODS. --- 13.7%
     30,600 Anheuser-Busch Companies Inc                               2,170,672
     22,700 Brown-Forman Corp Class B                                  1,479,745
     28,200 Campbell Soup Co                                           1,307,775
     21,600 Dow Jones & Company Inc                                    1,146,139
     37,200 General Mills Inc                                          2,989,950
     30,200 HJ Heinz Co                                                1,513,775
     21,100 Hershey Foods Corp                                         1,252,813
     50,000 International Flavors & Fragrances Inc                     2,218,750
     33,400 Kellogg Co                                                 1,102,200
     31,900 Knight-Ridder Inc                                          1,752,490
     46,300 McCormick & Company Inc (nonvtg)                           1,461,321
     42,200 Nabisco Group Holdings Corp                                  825,516
     15,300 PepsiCo Inc                                                  591,911
     56,050 Philip Morris Companies Inc                                2,252,481
     25,800 Quaker Oats Co                                             1,712,475
     14,066 RJ Reynolds Tobacco Holdings Inc*                            443,079
     32,100 RR Donnelley & Sons Co                                     1,189,690
     30,200 Readers Digest Association Inc Class A                     1,200,450
     26,200 Tupperware Corp                                              668,100
     60,500 UST Inc                                                    1,769,625
      4,500 Unilever NV                                                  303,250
                                                                     $29,352,207

MFTG - INDUSTRIAL PRODS --- 17.2%
     30,200 Abbott Laboratories                                        1,374,100
     54,400 American Home Products Corp                                3,128,000
      9,150 Arch Chemicals Inc                                           222,455
     29,700 Armstrong World Industries Inc                             1,717,016
     37,400 Consolidated Papers Inc                                    1,000,450
     23,511 Cooper Industries Inc                                      1,222,572
     22,900 Dow Chemical Co                                            2,905,438
     34,800 EI du Pont de Nemours & Co                                 2,377,258
     33,300 Fort James Corp                                            1,261,238
     33,600 Great Lakes Chemical Corp                                  1,547,683
     52,000 Hercules Inc                                               2,044,224
     20,200 Imperial Chemical Industries PLC                             802,950
     47,500 Kimberly-Clark Corp                                        2,707,500
     28,050 Minnesota Mining & Manufacturing Co                        2,438,583
     31,300 Nalco Chemical Co                                          1,623,688
     29,100 Olin Corp                                                    383,742
     19,900 PPG Industries Inc                                         1,175,334
     64,400 Pall Corp                                                  1,428,843
     51,212 Pharmacia & Upjohn Inc                                     2,909,456
     26,800 Reynolds Metals Co                                         1,581,200
     28,000 The Stanley Works                                            901,236
     34,950 USX-Marathon Group                                         1,138,042
     38,900 Witco Corp                                                   778,000
                                                                     $36,669,008

MINING --- 1.2%
     43,200 Inco Ltd                                                     777,600
     41,186 Newmont Mining Corp                                          818,572
     15,300 Phelps Dodge Corp                                            947,636
                                                                      $2,543,808

OIL & GAS --- 12.2%
     33,100 Amerada Hess Corp                                          1,969,450
     35,400 Atlantic Richfield Co                                      2,958,095
     32,569 BP Amoco PLC                                               3,533,737
     56,400 Baker Hughes Inc                                           1,889,400
     27,350 Chevron Corp                                               2,603,364
     45,600 Exxon Corp                                                 3,516,900
     27,800 Mobil Corp                                                 2,752,200
     16,700 Phillips Petroleum Co                                        840,210
     34,200 Royal Dutch Petroleum Co ADR                               2,060,550
     38,700 Texaco Inc                                                 2,418,750
     40,200 UnoCal Corp                                                1,592,925
                                                                     $26,135,581

OTHER TRANS. SERVICES --- 0.4%
     14,700 Alexander & Baldwin Inc                                      327,075
     15,000 GATX Corp                                                    570,930
                                                                        $898,005

RAILROADS --- 2.8%
     34,200 Burlington Northern Santa Fe Corp                          1,060,200
     75,700 Norfolk Southern Corp                                      2,280,463
     45,550 Union Pacific Corp                                         2,656,112
                                                                      $5,996,775

REAL ESTATE --- 1.3%
     31,400 Crescent Real Estate Equities Inc                            745,750
     51,796 Simon Property Group Inc                                   1,314,324
     26,700 The Rouse Co                                                 677,513
                                                                      $2,737,587

RETAIL TRADE --- 2.7%
     27,500 Fortune Brands Inc                                         1,137,813
     45,650 Genuine Parts Co                                           1,597,750
     26,400 JC Penney & Co Inc                                         1,282,037
     21,100 May Department Stores Co                                     862,463
     47,200 Toys R Us Inc*                                               976,426
                                                                      $5,856,489

TELEPHONE --- 8.7%
     53,500 ALLTEL Corp                                                3,825,239
     26,600 BCE Inc                                                    1,311,699
     36,600 Bell Atlantic Corp                                         2,392,725
     15,400 BellSouth Corp                                               721,875
     43,600 GTE Corp                                                   3,302,700
     80,613 SBC Communications Inc                                     4,675,554
     12,800 Telecomunicacoes Brasileiras SA sponsored ADR              1,154,394
     20,900 US West Inc                                                1,227,875
                                                                     $18,612,061

TRANSPORTATION EQUIPMENT --- 2.9%
     26,800 Allied-Signal Inc                                          1,688,400
      5,396 Delphi Automotive Systems Corp                               100,161
     12,300 General Motors Corp Series D                                 811,800
     32,200 Lockheed Martin Corp                                       1,199,450
     19,100 TRW Inc                                                    1,048,113
     31,300 The Boeing Co                                              1,383,053
                                                                      $6,230,977

TOTAL COMMON STOCK --- 95.1%                                        $203,140,076
(Cost $166,832,003)

PREFERRED STOCK

TELEPHONE --- 0.0%
     12,800 Telecomunicacoes Brasileiras SA sponsored ADR*                   794
                                                                            $794

TOTAL PREFERRED STOCK --- 0.0%                                              $794
(Cost $96)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 3.9%
  8,331,000 Prudential Funding Corp                                    8,331,000
                                                                      $8,331,000

TOTAL SHORT-TERM INVESTMENTS --- 3.9%                                 $8,331,000
(Cost $8,331,000)

TOTAL T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100.0%               $213,539,186
(Cost $177,176,527)


The Maxim Series Fund

T.Rowe Price MidCap Growth Portfolio

COMMON STOCK

COMMUNICATIONS --- 6.9%
      7,000 Clear Channel Communications Inc*                            482,559
    110,200 NOVA Corp*                                                 2,755,000
     47,000 OmniPoint Corp*                                            1,360,039
     37,000 Rogers Communications Inc*                                   598,919
     17,000 Univision Communications Inc*                              1,122,000
     85,000 VoiceStream Wireless Corp*                                 2,417,145
    102,500 Western Wireless Corp*                                     2,767,500
                                                                     $11,503,162

CONSUMER SERVICES --- 17.6%
     28,000 Biogen Inc*                                                1,800,736
     64,000 Covance Inc*                                               1,531,968
     57,200 Galileo International Inc                                  3,056,596
     48,000 HCR Manor Care Inc*                                        1,160,976
     41,500 Henry Schein Inc*                                          1,315,011
     73,000 Interim Services Inc*                                      1,505,625
     12,900 Mirage Resorts Inc*                                          216,075
    121,000 Omnicare Inc                                               1,527,625
     60,000 Premier Parks Inc*                                         2,205,000
    120,000 Republic Services Inc*                                     2,970,000
     84,500 Romac International Inc*                                     749,938
     53,500 Royal Caribbean Cruises Ltd                                2,340,625
     56,000 Suiza Foods Corp*                                          2,345,000
     39,000 Teva Pharmaceutical Industries Ltd                         1,911,000
     88,000 Total Renal Care Holdings Inc*                             1,369,456
     58,000 United Rentals Inc*                                        1,711,000
     16,600 Wellpoint Health Networks*                                 1,408,925
                                                                     $29,125,556

CREDIT INSTITUTIONS --- 2.2%
     33,000 Capital One Financial Corp                                 1,837,671
     11,000 Concord EFS Inc*                                             465,432
     65,500 North Fork Bancorporation Inc                              1,395,936
                                                                      $3,699,039

ELECTRONICS - HIGH TECH --- 12.3%
     48,000 Analog Devices Inc*                                        2,408,976
      9,000 Citrix Systems Inc*                                          508,500
      5,800 DST Systems Inc*                                             364,675
     13,000 KLA-Tencor Corp*                                             843,375
     49,500 MSC Industrial Direct Company Inc Class A*                   507,375
     26,000 Maxim Integrated Products Inc*                             1,729,000
     44,200 Molex Inc                                                  1,392,300
     38,000 PMC Sierra Inc*                                            2,239,606
     60,000 SCI Systems Inc*                                           2,850,000
      9,000 Sanmina Corp*                                                682,875
     85,000 Saville Systems PLC sponsored ADR*                         1,232,500
      3,300 Sepracor Inc*                                                268,125
     18,900 Sterling Commerce Inc*                                       689,850
     37,000 Teleflex Inc                                               1,607,169
     14,300 Waters Corp*                                                 759,688
     40,000 Xilinx Inc*                                                2,290,000
                                                                     $20,374,014

ENVIRONMENTAL SERVICES --- 0.0%
        600 Allied Waste Industries Inc*                                  11,850
                                                                         $11,850

FINANCIAL SERVICES --- 2.0%
     61,000 CIT Group Inc                                              1,761,375
     57,000 Heller Financial Inc                                       1,585,284
                                                                      $3,346,659

HOLDING & INVEST. OFFICES --- 3.1%
      3,100 Fairfax Financial Holdings*                                  832,412
        200 Fairfax Financial Holdings Ltd*                               53,705
     26,000 MGIC Investment Corp                                       1,264,250
     75,000 Waddell & Reed Financial Class A                           2,057,775
     32,000 Waddell & Reed Financial Class B                             864,000
                                                                      $5,072,142

INDUSTRIAL SERVICES --- 12.7%
     60,000 Acxiom Corp*                                               1,496,220
     66,000 Affiliated Computer Services Inc Class A*                  3,341,250
     20,000 BMC Software Inc*                                          1,080,000
     37,600 Ceridian Corp*                                             1,229,031
     89,000 Ciber Inc*                                                 1,702,125
     11,000 Intuit Inc*                                                  991,375
     39,700 National Data Corp                                         1,697,175
     80,000 Outdoor Systems Inc*                                       2,920,000
     88,500 Parametric Technology Corp*                                1,227,938
     28,000 Robert Half International Inc*                               728,000
     17,800 Shire Pharmaceuticals*                                       462,800
     59,300 Sungard Data System Inc*                                   2,045,850
     38,000 Synopsys Inc*                                              2,097,106
                                                                     $21,018,870

INSURANCE --- 2.7%
     30,000 Ace Ltd                                                      847,500
     10,800 EW Blanch Holdings                                           736,420
     41,000 Protective Life Corp                                       1,353,000
     30,000 Radian Group Inc                                           1,464,360
                                                                      $4,401,280

MFTG - CONSUMER PRODS. --- 7.8%
     17,500 Catalina Marketing Corp*                                   1,610,000
     71,300 Gartner Group Inc Class A*                                 1,461,650
     77,000 Jones Apparel Group Inc*                                   2,642,024
     31,700 Sodexho Marriott Services*                                   608,228
     53,500 US Foodservice Inc*                                        2,280,438
     51,000 Viad Corp                                                  1,577,787
    105,500 Warnaco Group Inc Class A                                  2,822,125
                                                                     $13,002,252

MFTG - INDUSTRIAL PRODS --- 6.5%
     34,500 Alza Corp*                                                 1,755,188
     15,000 Centocor Inc*                                                699,375
     31,500 Danaher Corp                                               1,830,938
     36,200 Gilead Sciences Inc*                                       1,891,450
     26,600 Great Lakes Chemical Corp                                  1,225,249
     18,000 Medimmune Inc*                                             1,219,500
     19,600 Millipore Corp                                               795,015
     31,000 Pentair Inc                                                1,418,250
                                                                     $10,834,965

OIL & GAS --- 3.1%
     83,500 BJ Services Company USA*                                   2,457,990
     72,900 Ocean Energy Inc*                                            701,663
     44,000 Smith International Inc*                                   1,911,228
                                                                      $5,070,881

OTHER TRANS. SERVICES --- 0.2%
     10,600 CH Robinson Worldwide Inc                                    389,550
                                                                        $389,550

RETAIL TRADE --- 11.2%
     39,000 Autozone Inc*                                              1,174,875
     76,000 BJ Wholesale Club Inc*                                     2,284,712
     53,600 Borders Group Inc*                                           847,523
     46,000 Circuit City Stores Inc                                    4,278,000
     83,000 Family Dollar Stores Inc                                   1,992,000
     13,300 General Nutrition Companies Inc*                             310,050
     31,000 Kroger Co*                                                   866,047
     52,000 Outback Steakhouse Inc*                                    2,044,224
     28,000 Saks Inc*                                                    808,500
     43,000 ShopKo Stores Inc*                                         1,558,750
     50,000 Whole Foods Market Inc*                                    2,403,100
                                                                     $18,567,781

TELEPHONE --- 0.5%
     38,000 Crown Castle International Corp*                             790,856
                                                                        $790,856

TRANSPORTATION EQUIPMENT --- 0.6%
     54,000 BE Aerospace Inc*                                          1,009,098
                                                                      $1,009,098

WHOLESALE TRADE - INDL --- 1.1%
     69,000 Sybron International Corp*                                 1,901,778
                                                                      $1,901,778

WHOLESALE TRADE -CONSUMER --- 4.0%
     62,000 Amerisource Health Corp Class A*                           1,581,000
     18,000 Costco Companies Inc*                                      1,441,116
     65,000 Ingram Micro Inc*                                          1,673,750
     53,000 Richfood Holdings Inc                                        934,125
     60,000 The Boyds Collection Ltd*                                  1,038,716
                                                                      $6,668,707

TOTAL COMMON STOCK --- 94.5%                                        $156,788,440
(Cost $124,377,993)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 4.9%
  8,049,000 Prudential Funding Corp                                    8,049,000
                                                                      $8,049,000

RETAIL TRADE --- 0.6%
  1,000,000 Wal-Mart Stores Inc                                        1,000,000
                                                                      $1,000,000

TOTAL SHORT-TERM INVESTMENTS --- 5.5%                                 $9,049,000
(Cost $9,049,000)

TOTAL T.ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100.0%               $165,837,440
(Cost $133,426,993)


The Maxim Series Fund

U.S. Government Mortgage Securities Portfolio

BONDS

AGENCY --- 88.4%
    673,245 Federal Home Loan Mortgage Corp                              660,184
            Pool #N30345
            6.500% July 1, 2026
    771,198 Federal Home Loan Mortgage Corp                              825,567
            10.500% October 1, 2005
  1,547,932 Federal Home Loan Mortgage Corp                            1,663,098
            Pool #G00300
            9.500% April 1, 2025
    575,704 Federal Home Loan Mortgage Corp                              592,400
            Pool #G10289
            8.500% February 1, 2008
    742,198 Federal Home Loan Mortgage Corp                              774,201
            Pool #G10006
            10.000% January 1, 2006
    522,499 Federal Home Loan Mortgage Corp                              554,006
            Pool #C90085
            9.000% December 1, 2014
  1,505,659 Federal Home Loan Mortgage Corp                            1,492,711
            Pool #E00219
            6.500% June 1, 2008
  4,854,672 Federal Home Loan Mortgage Corp                            4,803,067
            7.000% May 1, 2028
    338,951 Federal Home Loan Mortgage Corp                              356,204
            Pool #D91202
            8.500% February 1, 2013
    971,166 Federal Home Loan Mortgage Corp                              934,437
            Pool #O30006
            6.000% February 1, 2009
    534,805 Federal Home Loan Mortgage Corp                              545,822
            Pool #D91201
            7.500% October 1, 2015
  2,000,000 Federal Home Loan Mortgage Corp                            1,990,000
            CMO SER.28 CL.PE
            6.800% September 25, 2022
    239,085 Federal Home Loan Mortgage Corp                              255,678
            Pool #884018
            9.500% September 1, 2020
  2,000,000 Federal Home Loan Mortgage Corp                            1,865,000
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
    239,543 Federal Home Loan Mortgage Corp                              259,664
            Pool #N70005
            9.500% November 1, 2020
  1,309,183 Federal Home Loan Mortgage Corp                            1,360,373
            Pool #G00256
            8.000% November 1, 2023
  4,811,867 Federal Home Loan Mortgage Corp                            4,697,104
            Pool #O20005
            6.500% January 1, 2018
     52,634 Federal Home Loan Mortgage Corp                               54,813
            Pool #730326
            8.500% November 1, 2006
    883,710 Federal Home Loan Mortgage Corp                              945,040
            Pool #884002
            9.500% June 1, 2020
    976,002 Federal Home Loan Mortgage Corp                            1,005,575
            Pool #D64588
            8.000% August 1, 2024
    538,262 Federal Home Loan Mortgage Corp                              534,096
            Pool #E00177
            6.500% December 1, 2007
  2,500,000 Federal National Mortgage Association                      2,528,750
            CMO SER.1993-15 CL.H
            7.000% December 25, 2007
  2,760,264 Federal National Mortgage Association                      2,676,573
            Pool #261017
            6.500% December 1, 2023
  3,682,036 Federal National Mortgage Association                      3,556,589
            Pool #251760
            6.000% June 1, 2013
  1,154,090 Federal National Mortgage Association                      1,166,347
            Pool #250060
            7.500% June 1, 2024
  1,197,912 Federal National Mortgage Association                      1,257,089
            Pool #250111
            8.500% August 1, 2024
  2,880,123 Federal National Mortgage Association                      2,847,722
            Pool #330420
            7.000% November 1, 2025
    548,115 Federal National Mortgage Association                        575,192
            Pool #335658
            8.500% August 1, 2021
    185,830 Federal National Mortgage Association                        191,461
            Pool #339260
            8.000% April 1, 2021
  1,558,165 Federal National Mortgage Association                      1,507,026
            Pool #347434
            6.500% June 1, 2026
  2,441,230 Federal National Mortgage Association                      2,413,010
            Pool #346907
            7.000% June 1, 2026
    623,790 Federal National Mortgage Association                        632,267
            Pool #367209
            7.500% June 1, 2016
  1,152,171 Federal National Mortgage Association                      1,183,487
            Pool #367215
            8.000% September 1, 2026
    482,891 Federal National Mortgage Association                        490,134
            Fnma Pool#374210
            6.684% March 1, 2027
    487,538 Federal National Mortgage Association                        492,716
            Pool #281429
            7.500% May 1, 2024
     98,070 Federal National Mortgage Association                         99,084
            Pool #287606
            7.500% September 1, 2024
    846,171 Federal National Mortgage Association                        836,693
            Pool #288916
            6.500% May 1, 2011
  1,152,753 Federal National Mortgage Association                      1,167,524
            Pool #288769
            7.500% November 1, 2024
     59,152 Federal National Mortgage Association                         59,743
            Pool #289190
            7.500% August 1, 2024
    574,452 Federal National Mortgage Association                        559,189
            Pool #291650
            6.500% December 1, 2017
     82,483 Federal National Mortgage Association                         83,331
            Pool #294255
            7.500% October 1, 2024
    272,837 Federal National Mortgage Association                        280,095
            Pool #302587
            8.000% December 1, 2024
  1,548,404 Federal National Mortgage Association                      1,542,055
            Pool #303450
            7.000% August 1, 2025
  1,028,394 Federal National Mortgage Association                      1,081,767
            Pool #303583
            8.500% April 1, 2025
  2,387,643 Federal National Mortgage Association                      2,402,685
            Pool #313017
            7.000% July 1, 2003
    449,157 Federal National Mortgage Association                        478,757
            Pool #316711
            9.000% September 1, 2019
  4,000,000 Federal National Mortgage Association                      3,653,760
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
  2,367,146 Federal National Mortgage Association                      2,415,910
            Fnma Pool #426798
            7.500% July 1, 2008
  1,873,218 Federal National Mortgage Association                      1,759,644
            Pool #415745
            6.000% April 1, 2028
  3,396,283 Federal National Mortgage Association                      3,412,178
            7.000% December 1, 1999
  5,587,859 Federal National Mortgage Association                      5,390,496
            Pool #426665
            6.500% June 1, 2028
  4,677,065 Federal National Mortgage Association                      4,517,718
            Pool #426085
            6.000% May 1, 2013
  2,794,323 Federal National Mortgage Association                      2,695,628
            Pool #429036
            6.500% July 1, 2028
  2,943,266 Federal National Mortgage Association                      2,764,815
            Pool #443161
            6.000% September 1, 2008
  5,823,215 Federal National Mortgage Association                      5,647,944
            Pool #447033
            6.500% November 1, 2028
    109,614 Federal National Mortgage Association                        112,957
            Pool #091122
            9.500% March 1, 2020
  3,173,498 Federal National Mortgage Association                      3,166,517
            7.000% November 1, 2028
    642,904 Federal National Mortgage Association                        623,411
            Pool #266412
            6.500% January 1, 2024
  3,241,082 Federal National Mortgage Association                      3,238,035
            CMO SER.G92-39 CL.ZA
            7.000% January 25, 2018
    983,016 Federal National Mortgage Association                        959,355
            6.500% January 1, 2019
    972,791 Federal National Mortgage Association                        982,519
            Pool #278839
            7.500% December 1, 2024
  3,983,093 Federal National Mortgage Association                      3,842,410
            Pool 252439
            6.500% April 1, 2029
  2,744,204 Federal National Mortgage Association                      2,771,646
            Mf Pool #73232
            6.720% November 1, 2002
    397,601 Federal National Mortgage Association                        401,823
            Pool #050796
            7.500% September 1, 2023
  3,000,000 Federal National Mortgage Association                      2,907,300
            ABS SER.1998-65 CL.A2
            5.850% September 16, 2028
  2,500,000 Federal National Mortgage Association                      2,492,500
            CMO SER.1998-W5 CL.A5
            6.500% February 25, 2018
  2,000,000 Federal National Mortgage Association                      2,000,000
            6.500% May 25, 2007
  1,250,000 Federal National Mortgage Association                      1,262,500
            CMO SER.97-28 CL.PD
            7.500% July 18, 2023
    563,830 Federal National Mortgage Association                        567,382
            CMO SER.1993-63 CL.D
            6.500% May 25, 2008
    327,800 Government National Mortgage Association                     324,623
            Pool #343630
            7.000% July 15, 2023
    282,336 Government National Mortgage Association                     279,600
            Pool #345116
            7.000% December 15, 2023
    229,703 Government National Mortgage Association                     227,334
            Pool #346023
            7.000% February 15, 2024
  3,511,564 Government National Mortgage Association                   3,574,331
            Pool #348622
            7.500% April 15, 2023
     87,346 Government National Mortgage Association                      88,274
            Pool #352835
            7.500% February 15, 2024
    632,598 Government National Mortgage Association                     639,511
            Pool #357659
            7.500% May 15, 2023
     36,971 Government National Mortgage Association                      37,375
            Pool #360300
            7.500% June 15, 2023
    211,694 Government National Mortgage Association                     209,643
            Pool #361826
            7.000% September 15, 2023
    887,001 Government National Mortgage Association                     915,296
            Pool #365382
            8.000% June 15, 2025
    330,207 Government National Mortgage Association                     348,270
            Pool #380118
            8.500% July 15, 2024
    629,433 Government National Mortgage Association                     636,118
            Pool #397435
            7.500% May 15, 2024
    308,490 Government National Mortgage Association                     311,476
            Pool #404064
            7.500% March 15, 2025
  2,929,051 Government National Mortgage Association                   2,736,817
            Pool #471205
            6.000% May 15, 2028
    365,505 Government National Mortgage Association                     362,077
            Pool #332076
            7.000% November 15, 2022
    221,626 Government National Mortgage Association                     224,049
            Pool #339079
            7.500% February 15, 2023
  3,650,355 Government National Mortgage Association                   3,757,676
            Pool #780077
            8.000% March 15, 2025
  3,298,434 Government National Mortgage Association                   3,254,103
            7.000% November 15, 2026
    670,383 Government National Mortgage Association                     677,711
            Pool #351163
            7.500% August 15, 2023
     40,355 Government National Mortgage Association                      40,834
            Pool #355360
            7.500% October 15, 2021
    480,384 Government National Mortgage Association                     475,730
            Pool #358062
            7.000% August 15, 2023
     88,447 Government National Mortgage Association                      89,414
            Pool #360618
            7.500% July 15, 2023
    847,664 Government National Mortgage Association                     856,666
            Pool #362184
            7.500% January 15, 2024
    806,455 Government National Mortgage Association                     815,018
            Pool #376533
            7.500% June 15, 2024
     93,889 Government National Mortgage Association                      92,921
            Pool #379840
            7.000% March 15, 2024
    943,075 Government National Mortgage Association                     933,351
            Pool #370412
            7.000% April 15, 2024
  2,871,484 Government National Mortgage Association                   2,841,879
            Pool #368293
            7.000% January 15, 2024
    233,274 Government National Mortgage Association II                  243,479
            Pool #002235
            8.500% June 20, 2026
    141,938 Government National Mortgage Association II                  148,148
            Pool #002220
            8.500% May 20, 2026
     71,531 Government National Mortgage Association II                   74,660
            Pool #002158
            8.500% January 20, 2026
     42,874 Government National Mortgage Association II                   44,749
            Pool #002142
            8.500% December 20, 2025
    425,363 Government National Mortgage Association II                  444,888
            Pool #002345
            8.500% December 20, 2026
    106,441 Government National Mortgage Association II                  109,240
            Pool #002059
            8.000% August 20, 2025
    150,920 Government National Mortgage Association II                  157,522
            Pool #002250
            8.500% July 20, 2026
    226,494 Government National Mortgage Association II                  232,858
            Pool #001477
            8.000% November 20, 2023
  1,467,868 Government National Mortgage Association II                1,441,270
            7.000% February 20, 2029
  2,000,000 US Department of Veterans Affairs                          2,082,400
            VENDEE TRUST SER.1997-3 CL.2D
            7.500% January 15, 2025
  6,979,000 US Department of Veterans Affairs                          7,299,336
            VENDEE 97-2 K
            7.500% February 15, 2010
  1,354,000 US Department of Veterans Affairs                          1,364,561
            VENDEE TRUST SER.1996-3 CL.1E
            6.750% August 15, 2020
  2,814,323 US Department of Veterans Affairs                          2,816,941
            VENDEE SER.94-1 CL.2G
            6.150% January 15, 2001
  5,000,000 US Department of Veterans Affairs                          4,963,500
            VENDEE SER.1998-3 CL.B
            6.500% May 15, 2020
  3,000,000 US Department of Veterans Affairs                          3,033,600
            VENDEE TRUST SER.1998-1 CL.2D
            7.000% July 15, 2025
  2,000,000 US Department of Veterans Affairs                          1,998,200
            VENDEE SER.1999-1 CL.2B
            6.500% August 15, 2020
                                                                    $165,070,223

U.S. GOVERNMENTS --- 8.1%
  2,500,000 United States of America                                   2,456,647
            Treasury Notes
            5.250% May 15, 2004
  9,600,000 United States of America                                   9,703,488
            Treasury Notes
            6.125% August 15, 2007
  3,000,000 United States of America                                   2,955,000
            Treasury Notes
            5.625% February 15, 2006
                                                                     $15,115,135

TOTAL BONDS --- 96.5%                                               $180,185,358
(Cost $181,497,654)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 3.5%
  6,492,000 Prudential Funding Corp                                    6,492,000
                                                                      $6,492,000

TOTAL SHORT-TERM INVESTMENTS --- 3.5%                                 $6,492,000
(Cost $6,492,000)

TOTAL U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%      $186,677,358
(Cost $187,989,654)

\The Maxim Series Fund

U.S. Government Securities Portfolio

BONDS

AGENCY --- 84.9%
    599,748 Federal Home Loan Mortgage Corp                              584,823
            Pool #E57977
            6.000% April 1, 2009
    488,891 Federal Home Loan Mortgage Corp                              476,962
            Pool #M70044
            6.000% March 1, 2009
    948,578 Federal Home Loan Mortgage Corp                              930,176
            Pool #30148
            6.500% August 1, 2023
    830,243 Federal Home Loan Mortgage Corp                              818,827
            Pool #E67684
            6.500% September 1, 2012
    490,843 Federal Home Loan Mortgage Corp                              478,489
            Pool #E58713
            6.000% May 1, 2009
    681,536 Federal Home Loan Mortgage Corp                              783,766
            Pool #N70016
            11.000% July 1, 2020
  1,005,376 Federal Home Loan Mortgage Corp                            1,044,686
            Pool #G00256
            8.000% November 1, 2023
  1,093,143 Federal Home Loan Mortgage Corp                            1,065,629
            Pool #G10331
            6.000% September 1, 2009
    834,573 Federal Home Loan Mortgage Corp                              828,114
            Pool #E00177
            6.500% December 1, 2007
     74,852 Federal Home Loan Mortgage Corp                               73,143
            Pool #E00241
            6.000% October 1, 2008
    407,601 Federal Home Loan Mortgage Corp                              432,493
            Pool #260025
            10.250% October 1, 2010
    157,336 Federal Home Loan Mortgage Corp                              165,743
            Pool #220010
            8.750% August 1, 2001
     58,092 Federal Home Loan Mortgage Corp                               61,087
            Pool #730096
            10.000% July 1, 2005
    147,565 Federal Home Loan Mortgage Corp                              143,851
            Pool #E55428
            6.000% January 1, 2009
  1,000,000 Federal Home Loan Mortgage Corp                              932,500
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
    336,965 Federal Home Loan Mortgage Corp                              362,035
            Pool #G00300
            9.500% April 1, 2025
    267,538 Federal Home Loan Mortgage Corp                              260,804
            Pool #G10257
            6.000% July 1, 2009
  1,120,900 Federal Home Loan Mortgage Corp                            1,151,724
            Pool #G00411
            8.000% November 1, 2025
  3,108,000 Federal National Mortgage Association                      3,019,422
            CMO SER.1999-T1 CL.A5
            6.000% January 25, 2029
  2,367,146 Federal National Mortgage Association                      2,415,910
            Fnma Pool #426798
            7.500% July 1, 2008
  3,000,000 Federal National Mortgage Association                      2,740,320
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
  2,978,694 Federal National Mortgage Association                      2,896,780
            Pool# 449466
            6.500% November 1, 2028
    995,176 Federal National Mortgage Association                        961,270
            Pool #331689
            6.500% February 1, 2026
  1,873,218 Federal National Mortgage Association                      1,759,644
            Pool #415745
            6.000% April 1, 2028
    366,676 Federal National Mortgage Association                        366,676
            CMO Series 1993-68 Class Z
            6.000% May 25, 2008
  2,000,000 Federal National Mortgage Association                      1,995,000
            CMO SER.1998-W3 CL.A3
            6.500% July 25, 2028
  1,000,000 Federal National Mortgage Association                      1,000,000
            6.500% May 25, 2007
    240,674 Federal National Mortgage Association                        253,911
            Pool #039271
            8.950% December 1, 2016
    488,351 Federal National Mortgage Association                        512,617
            Pool #124652
            8.500% July 1, 2022
  3,297,833 Federal National Mortgage Association                      3,181,354
            6.500% August 1, 2028
  1,384,505 Federal National Mortgage Association                      1,381,459
            7.000% November 1, 2028
    798,159 Federal National Mortgage Association                        789,219
            Pool #288916
            6.500% May 1, 2011
  1,966,032 Federal National Mortgage Association                      1,918,709
            6.500% January 1, 2019
    343,206 Federal National Mortgage Association                        347,805
            Pool #288735
            7.500% August 1, 2024
    914,429 Federal National Mortgage Association                        926,683
            Pool #288748
            7.500% September 1, 2024
    439,494 Federal National Mortgage Association                        445,383
            Pool #288761
            7.500% October 1, 2024
  1,073,865 Federal National Mortgage Association                      1,069,463
            Pool #303450
            7.000% August 1, 2025
  1,384,717 Federal National Mortgage Association                      1,456,583
            Pool #303583
            8.500% April 1, 2025
    676,377 Government National Mortgage Association                     724,806
            Pool #248357
            9.000% July 15, 2018
  1,156,817 Government National Mortgage Association                   1,172,319
            Pool #399917
            7.500% April 15, 2026
  4,864,938 Government National Mortgage Association                   4,820,668
            Pool #417239
            7.000% February 15, 2026
     54,801 Government National Mortgage Association II                   58,549
            Pool #001831
            9.500% May 20, 2022
    894,437 Government National Mortgage Association II                  899,463
            Pool #2691
            7.500% December 20, 2028
  1,467,868 Government National Mortgage Association II                1,441,270
            7.000% February 20, 2029
  1,683,297 Government National Mortgage Association II                1,692,757
            Pool #2660
            7.500% October 20, 2028
    539,034 Government National Mortgage Association II                  553,211
            Pool #002059
            8.000% August 20, 2025
    633,248 Government National Mortgage Association II                  662,314
            Pool #002345
            8.500% December 20, 2026
  1,000,000 US Department of Veterans Affairs                          1,029,400
            VENDEE TRUST SER.1997-3 CL.2B
            7.500% August 15, 2018
  1,550,000 US Department of Veterans Affairs                          1,562,090
            VENDEE TRUST SER.1996-3 CL.1E
            6.750% August 15, 2020
  1,000,000 US Department of Veterans Affairs                          1,006,870
            VENDEE TR.SER.1995-3 CL.1C
            7.250% July 15, 2014
  1,407,162 US Department of Veterans Affairs                          1,408,470
            VENDEE SER.94-1 CL.2G
            6.150% January 15, 2001
    839,411 US Department of Veterans Affairs                            840,981
            VENDE CMO SER.1992-2 CL.D
            7.000% September 15, 2015
  2,492,000 US Department of Veterans Affairs                          2,521,156
            VENDEE TRUST SER.1996-1 CL.1D
            6.750% October 15, 2016
                                                                     $60,427,384

U.S. GOVERNMENTS --- 9.5%
  6,700,000 United States of America                                   6,772,226
            Treasury Notes
            6.125% August 15, 2007
                                                                      $6,772,226

TOTAL BONDS --- 94.4%                                                $67,199,610
(Cost $67,497,496)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 5.6%
    500,000 Ford Motor Credit Co                                         499,932
  3,481,000 Prudential Funding Corp                                    3,481,000
                                                                      $3,980,932

TOTAL SHORT-TERM INVESTMENTS --- 5.6%                                 $3,980,932
(Cost $3,980,932)

TOTAL U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100.0%                $71,180,542
(Cost $71,478,428)


The Maxim Series Fund

Value Index Portfolio

COMMON STOCK

AGENCY --- 0.7%
     39,200 Federal National Mortgage Association (nonvtg)             2,680,300
                                                                      $2,680,300

AGRICULTURE --- 0.0%
      4,100 Agco Corp                                                     46,379
      2,500 Dole Food Company Inc                                         73,438
                                                                        $119,817

AIR --- 1.0%
     12,300 AMR Corp*                                                    839,475
      3,300 Airborne Freight Corp                                         91,367
      4,700 Continental Airlines Inc Class B*                            176,838
      9,500 Delta Air Lines Inc                                          547,438
     18,640 FDX Corp*                                                  1,011,220
      1,900 Northwest Airlines Corp*                                      61,750
      1,600 Pittston Burlington Group                                     42,800
     22,550 Southwest Airlines Co                                        701,869
      1,100 UAL Corp*                                                     71,500
      4,900 US Air Group Inc*                                            213,454
                                                                      $3,757,711

COMMUNICATIONS --- 6.8%
      6,200 AH Belo Corp Class A                                         122,059
    205,788 AT&T Corp                                                 11,485,440
     13,576 AT&T Corp Liberty Media Group*                               498,918
        300 BHC Communications Inc                                        39,000
     27,724 CBS Corp*                                                  1,204,247
      6,900 Cabletron Systems Inc*                                        89,700
      6,500 Cablevision Systems Corp*                                    455,000
      1,005 Chris-Craft Industries Inc*                                   47,361
      4,688 Clear Channel Communications Inc*                            323,177
     13,400 Comcast Corp Class A                                         515,056
      3,400 Comsat Corp                                                  110,500
      4,200 Cox Communications Inc*                                      154,610
     12,400 Gannett Company Inc                                          885,050
      4,100 General Instrument Corp*                                     174,250
     19,500 Level 3 Communications Inc*                                1,171,209
     31,000 MediaOne Group Inc                                         2,305,625
        400 Metro-Goldwyn-Mayer Inc*                                       7,300
      9,800 Nextel Communications Inc*                                   491,833
        900 PanAmStat Corp*                                               35,043
      1,400 Qualcomm Inc                                                 200,900
      1,700 Scripps Howard Broadcasting Co Class A                        80,855
      1,300 Sinclair Broadcast Group Inc Class A*                         21,288
      1,100 TCA Cable TV Inc                                              61,050
      2,100 Telephone & Data Systems Inc                                 153,430
     38,900 Time Warner Inc                                            2,859,150
      5,700 USA Networks Inc*                                            228,713
        420 United States Cellular Corp*                                  22,470
     24,500 Viacom Inc Class B*                                        1,078,000
                                                                     $24,821,234

CONSTRUCTION --- 0.1%
      4,000 Centex Corp                                                  150,248
      5,450 Clayton Homes Inc                                             62,332
      2,000 Johns Manville Corp                                           26,000
      1,300 Lennar Corp                                                   31,200
                                                                        $269,780

CONSUMER SERVICES --- 1.6%
      4,100 AMF Bowling Inc*                                              34,592
      4,200 Allergan Inc                                                 465,150
      3,000 Bausch & Lomb Inc                                            229,500
      2,600 Baxter International Inc                                     157,625
      4,100 Beverly Enterprises Inc*                                      33,054
      3,400 CR Bard Inc                                                  162,561
        900 Capstar Broadcasting Corp*                                    24,638
     41,900 Columbia/HCA Healthcare Corp                                 955,823
      2,200 Convergys Corp*                                               42,350
        980 Crestline Capital Corp*                                       16,476
      5,000 Foundation Health Systems*                                    75,000
      3,000 Genzyme Corp                                                 145,500
        537 Genzyme Surgical Products*                                     2,366
      1,800 H&R Block Inc                                                 90,000
      2,400 HCR Manor Care Inc*                                           58,049
      9,200 HEALTHSOUTH Corp*                                            137,420
      8,800 HRPT Properties Trust                                        134,746
      5,200 Harrah's Entertainment Inc*                                  114,400
      9,900 Hilton Hotels Corp                                           140,451
      5,500 Humana Inc*                                                   71,154
      8,600 IMS Health Inc                                               268,750
      2,900 Integrated Health Services Inc*                               23,200
        263 Interstate Hotels Corp*                                        1,085
      4,000 King World Productions Inc*                                  139,248
      1,205 LifePoint Hospitals Inc*                                      16,192
      1,000 MGM Grand Inc*                                                49,000
      4,400 Mandalay Resort Group*                                        92,950
      7,800 Mirage Resorts Inc*                                          130,650
        600 Omnicare Inc                                                   7,575
      2,046 Pacific Health Systems*                                      147,183
      3,700 Park Place Entertainment Corp*                                35,842
      7,893 Patriot American Hospitality                                  32,559
        400 Penton Media Inc                                               9,700
      1,100 Promus Hotel Corp*                                            34,100
        700 Sabre Group Holdings Inc*                                     48,125
      5,700 Service Corporation International                            109,725
      3,200 St Jude Medical Inc*                                         114,000
     11,800 Starwood Hotels & Resorts Worldwide Inc                      360,632
        800 Steelcase Inc                                                 16,000
      2,000 Stewart Enterprises Inc Class A                               29,124
     12,487 Tenet Healthcare Corp*                                       231,784
      1,205 Triad Hospitals Inc*                                          16,268
      2,700 Trigon Healthcare Inc*                                        98,213
      7,200 United Healthcare Corp                                       450,900
        500 Universal Health Services Inc Class B*                        23,875
      1,600 Varian Medical Systems Inc                                    40,400
      3,200 Wellpoint Health Networks*                                   271,600
                                                                      $5,889,535

CREDIT INSTITUTIONS --- 7.5%
     11,287 AmSouth Bancorp                                              261,712
      5,300 American Express Co                                          689,663
      4,200 Associated Banc-Corp                                         174,300
     14,804 Associates First Capital Corp                                655,995
      3,655 Astoria Financial Corp                                       160,590
     19,540 BB&T Corp                                                    716,864
      1,900 Bank United Corp Class A                                      76,355
     43,200 Bank of New York Company Inc                               1,584,878
     19,880 BankBoston Corp                                            1,016,365
     11,218 Charter One Financial Inc                                    311,995
      2,600 City National Corp                                            97,336
      6,200 Colonial Bancgroup Inc                                        86,409
     10,450 Comerica Inc                                                 621,117
      4,037 Commerce Bancshares Inc                                      162,489
      7,700 Compass Bancshares Inc                                       209,825
      6,900 Countrywide Credit Industries Inc                            294,975
      7,400 First American Corp                                          307,559
     11,425 First Security Corp                                          311,331
      8,600 First Tennessee National Corp                                329,483
     61,288 First Union Corp                                           2,880,536
      3,400 First Virginia Banks Inc                                     167,025
      5,500 FirstMerit Corp                                              154,341
      3,300 Golden West Financial Corp                                   323,400
     23,226 Household International Inc                                1,100,332
     14,136 Huntington Bancshares Inc                                    494,760
     11,700 JP Morgan & Co Inc                                         1,643,850
     30,564 Keycorp                                                      981,869
      7,100 Marshall & Ilsley Corp                                       457,063
     29,984 Mellon Bank Corp                                           1,090,668
      9,650 Mercantile Bancorporation Inc                                551,256
      4,750 Mercantile Bankshares Corp                                   168,031
     21,540 National City Corp                                         1,410,870
      9,000 North Fork Bancorporation Inc                                191,808
      6,652 Old Kent Financial Corp                                      279,384
     20,265 PNC Bank Corp                                              1,167,771
      5,400 Pacific Century Financial Corp                               116,435
      1,700 Peoples Bank of Bridgeport                                    51,743
      9,300 Popular Inc                                                  281,902
     14,887 Regions Financial Corp                                       572,212
      2,700 State Street Corp                                            230,513
     21,392 Suntrust Banks Inc                                         1,485,396
      5,900 Synovus Financial Corp                                       117,263
      5,100 TCF Financial Corp                                           142,163
      1,200 US Trust Corp                                                111,000
      9,633 Union Planters Corp                                          430,470
      2,100 Unionbancal Corp                                              75,863
      3,550 Valley National Bancorp                                      102,063
     13,642 Wachovia Corp                                              1,167,237
      3,828 Washington Federal Inc                                        85,889
     32,049 Washington Mutual Inc                                      1,133,733
      2,100 Wilmington Trust Co                                          120,488
        600 Zions Bancorp                                                 38,100
                                                                     $27,394,675

ELECTRIC --- 4.8%
      8,200 Allegheny Energy Inc                                         262,908
      5,300 Alliant Energy Corp                                          150,388
      9,157 Ameren Corp                                                  351,400
     12,900 American Electric Power Company Inc                          484,550
      3,200 BEC Energy                                                   132,000
      7,000 CMS Energy Corp                                              293,125
     10,100 Carolina Power & Light Co                                    432,401
     14,300 Central & South West Corp                                    334,263
     10,116 Cinergy Corp                                                 323,712
     17,645 Citizens Utilities Co*                                       196,301
      5,900 Conectiv Inc                                                 144,178
     15,700 Consolidated Edison Inc                                      710,425
     10,950 DPL Inc                                                      201,206
      5,200 DQE Inc                                                      208,650
      9,800 DTE Energy Co                                                392,000
     13,000 Dominion Resources Inc                                       563,056
     24,445 Duke Energy Corp                                           1,329,197
     23,400 Edison International                                         625,950
      8,600 Energy East Corp                                             223,600
     16,579 Entergy Corp                                                 518,094
     10,800 FPL Group Inc                                                589,950
     15,952 Firstenergy Corp                                             494,512
      6,100 Florida Progress Corp                                        252,003
      8,600 GPU Inc                                                      362,808
      4,800 Illinova Corp                                                130,800
      5,500 Ipalco Enterprises Inc                                       116,529
      4,100 Kansas City Power & Light Co                                 104,550
      8,708 LG&E Energy Corp                                             182,868
      2,700 MidAmerican Energy Holdings Co*                               93,488
      3,700 Montana Power Co                                             260,850
      4,000 New England Electric System                                  200,500
      7,900 NiSource Inc                                                 203,915
     12,800 Niagara Mohawk Holdings Inc*                                 205,594
      9,200 Northeast Utilities*                                         162,720
     10,300 Northern States Power Co                                     249,126
     10,698 PP&L Resources Inc                                           328,964
     20,100 PacifiCorp                                                   369,338
     15,100 Peco Energy Co                                               632,313
      5,700 Pinnacle West Capital Corp                                   229,425
      8,000 Potomac Electric Power Co                                    235,496
     14,900 Public Service Enterprise Group Inc                          609,038
      5,700 Puget Sound Power & Light Co                                 137,866
      7,000 Scana Corp                                                   163,625
     46,900 Southern Co                                                1,242,850
      8,900 Teco Energy Inc                                              202,475
     19,017 Texas Utilities Co                                           784,451
     14,600 Unicom Corp                                                  563,005
      6,000 Utilicorp United Inc                                         145,872
      4,500 Western Resources Inc                                        119,813
      7,700 Wisconsin Energy Corp                                        192,977
                                                                     $17,445,125

ELECTRONICS - HIGH TECH --- 9.9%
      1,200 AVX Corp                                                      29,250
      4,000 Adaptec Inc*                                                 141,248
      2,700 Adobe Systems Inc                                            221,821
      8,500 Advanced Micro Devices Inc*                                  153,527
      1,300 Analog Devices Inc*                                           65,243
      1,700 Andrew Corp*                                                  32,193
      9,100 Apple Computer Inc*                                          421,439
      6,100 Applied Materials Inc*                                       450,638
      3,900 Atmel Corp*                                                  102,129
      2,300 Avnet Inc                                                    106,950
      5,200 Black & Decker Corp                                          328,250
        800 DST Systems Inc*                                              50,300
        200 Dentsply International Inc                                     5,600
      3,400 Diebold Inc                                                   97,750
     20,500 Eastman Kodak Co                                           1,388,875
     26,700 Emerson Electric Co                                        1,678,763
      5,400 Harris Corp                                                  211,610
     32,200 Hewlett-Packard Co                                         3,236,100
      6,300 Honeywell Inc                                                730,013
      3,700 Hubbell Inc Class B                                          167,888
    107,600 International Business Machines Corp                      13,907,243
      5,300 Johnson Controls Inc                                         367,354
      3,400 KLA-Tencor Corp*                                             220,575
      6,400 LSI Logic Corp*                                              295,200
      2,200 Litton Industries Inc*                                       157,850
        800 MSC Industrial Direct Company Inc Class A*                     8,200
      2,400 Maytag Corp                                                  167,249
     11,600 Micron Technology Inc*                                       467,619
      2,800 Molex Inc                                                    103,600
     27,900 Motorola Inc                                               2,643,525
      7,131 NCR Corp*                                                    348,078
      8,900 National Semiconductor Corp*                                 225,277
     21,200 Novell Inc*                                                  561,800
     25,852 PG&E Corp                                                    840,190
      2,100 Pittway Corp Class A                                          71,793
      2,400 Polaroid Corp                                                 66,300
      3,700 Quantum Corp*                                                 89,263
     22,700 Raytheon Co                                                1,597,513
        800 SCI Systems Inc*                                              38,000
      2,300 Scientific-Atlanta Inc                                        82,800
     11,300 Seagate Technology Inc*                                      289,563
     12,600 Silicon Graphics Inc*                                        206,325
        700 Storage Technology Corp*                                      15,925
      2,800 Tektronix Inc                                                 84,524
      2,200 Teleflex Inc                                                  95,561
      2,900 Teradyne Inc*                                                208,075
     10,300 Texas Instruments Inc                                      1,493,500
      6,800 Thermo Electron Corp*                                        136,422
        100 Thermo Instrument Systems Inc*                                 1,688
      3,700 Thomas & Betts Corp                                          174,825
     17,500 Unisys Corp*                                                 681,398
        800 Varian Semiconductor Equipment Associates Inc*                13,600
        900 Vitesse Semiconductor Corp*                                   60,693
      5,200 WW Grainger Inc                                              279,822
      4,800 Whirlpool Corp                                               355,200
      2,650 York International Corp                                      113,452
                                                                     $36,089,589

ENVIRONMENTAL SERVICES --- 0.3%
     10,659 Browning-Ferris Industries Inc                               458,337
      3,300 Ogden Corp                                                    88,892
     12,225 Waste Management Inc                                         657,094
                                                                      $1,204,323

FINANCIAL SERVICES --- 0.5%
      2,500 CIT Group Inc                                                 72,188
     38,230 Fleet Financial Group Inc                                  1,696,456
      2,700 Heller Financial Inc                                          75,092
        500 Ocwen Financial Corp*                                          4,438
                                                                      $1,848,174

FORESTRY --- 0.9%
      3,500 Boise Cascade Corp                                           150,063
      6,200 Georgia-Pacific Corp (Timber Group)                          156,550
     11,800 Georgia-Pacific Group                                        559,025
     27,549 International Paper Co                                     1,391,225
      7,200 Louisiana-Pacific Corp                                       171,000
     13,400 Weyerhaeuser Co                                              921,250
                                                                      $3,349,113

GAS --- 1.1%
      5,600 Columbia Energy Group                                        351,047
      6,400 Consolidated Natural Gas Co                                  388,800
      3,900 KN Energy Inc                                                 52,163
      9,488 KeySpan Corp                                                 250,246
      5,500 MCN Corp                                                     114,125
      2,600 National Fuel Gas Co                                         126,100
      7,700 New Century Energies Inc                                     298,852
      3,200 Nicor Inc                                                    121,798
        500 Peoples Energy Corp                                           18,844
      5,700 Questar Corp                                                 109,013
     17,919 Reliant Energy Inc                                           495,012
      7,000 Sonat Inc                                                    231,875
     11,400 Tenneco Inc                                                  272,175
     25,261 Williams Companies Inc                                     1,075,159
                                                                      $3,905,209

HOLDING & INVEST. OFFICES --- 10.4%
     74,653 Bank One Corp                                              4,446,482
    117,034 Bank of America Corp                                       8,579,997
      1,800 Centura Banks Inc                                            101,475
     56,932 Chase Manhattan Corp                                       4,931,735
     10,551 Cincinnati Financial Corp                                    396,317
    194,550 Citigroup Inc                                              9,241,125
     10,100 Constellation Energy Group                                   299,213
      7,500 Dime Bancorp Inc                                             150,938
      5,600 Duke Realty Investments Inc                                  126,347
      5,800 Equitable Companies Inc                                      388,600
        900 Federated Investors Inc                                       16,143
      5,037 Fifth Third Bancorp                                          335,273
      2,800 Finova Group Inc                                             147,350
     21,492 Firstar Corp                                                 601,776
      8,500 Golden State Bancorp*                                        187,000
      4,600 Green Point Financial Corp                                   150,935
     10,500 Hibernia Corp                                                164,714
      3,500 Keystone Financial Inc                                       103,467
      2,900 Kimco Realty Corp                                            113,463
        850 Liberty Financial Companies Inc                               24,756
      4,500 Liberty Property Trust                                       111,938
        293 M & T Bank Corp                                              161,150
      4,100 Northern Trust Corp                                          397,700
      7,000 Peoples Heritage Financial Group Inc                         131,684
      4,733 Prologis Trust                                                95,843
      1,700 Provident Financial Group Inc                                 74,375
      5,000 Public Storage Inc                                           140,000
      7,100 Republic New York Corp                                       484,128
     11,150 Southtrust Corp                                              427,881
     10,100 Sovereign Bancorp Inc                                        122,463
     11,700 Summit Bancorp                                               489,200
      9,584 U S Bancorp                                                  325,856
      6,650 US Industries Inc                                            113,050
      3,551 Waddell & Reed Financial Class A                              97,429
    102,530 Wells Fargo Co                                             4,383,158
         62 Wesco Financial Corp                                          19,220
                                                                     $38,082,181

INDEPENDENT POWER PROD --- 0.0%
      5,400 OGE Energy Corp                                              128,250
                                                                        $128,250

INDUSTRIAL SERVICES --- 0.9%
      3,800 AC Nielsen Corp*                                             114,950
        600 Affiliated Computer Services Inc Class A*                     30,375
      6,100 Arrow Electronics Inc*                                       115,900
      5,800 Comdisco Inc                                                 148,625
      5,500 Deluxe Corp                                                  214,154
      6,800 Dun & Bradstreet Corp                                        240,972
      3,000 EG&G Inc                                                     106,875
     23,100 Electronic Data Systems Corp                               1,306,582
     10,000 First Data Corp                                              489,370
        450 Fiserv Inc*                                                   14,090
      5,100 Fluor Corp                                                   206,550
        300 Kelly Services Inc Class A                                     9,638
      2,700 National Service Industries Inc                               97,200
      1,900 Pitney Bowes Inc                                             122,075
        500 Policy Management Systems Corp*                               15,000
      2,420 RH Donnelley Corp                                             47,340
      2,700 Reynolds & Reynolds Co Class A                                62,942
      3,400 Sterling Software Inc*                                        90,736
                                                                      $3,433,374

INSURANCE --- 6.8%
      4,600 20th Century Industries                                       86,825
     13,350 AON Corp                                                     550,688
      8,700 Aetna Inc                                                    778,102
     14,300 Aflac Inc                                                    684,613
        296 Allegheny Generating Co*                                      54,760
      4,099 Allmerica Financial Corp                                     249,268
     51,806 Allstate Corp                                              1,858,540
      3,800 Ambac Inc                                                    217,075
      2,200 American Bankers Insurance Group Inc                         119,761
      2,300 American Financial Group Inc                                  78,343
     16,925 American General Corp                                      1,275,722
     65,869 American International Group Inc                           7,710,757
        700 American National Insurance Co                                49,875
      1,300 CNA Financial Corp*                                           52,406
     11,000 Chubb Capital Corp                                           764,500
     13,700 Cigna Corp                                                 1,219,300
     13,499 Conseco Inc                                                  410,869
      4,500 Erie Indemnity Co Class A                                    128,250
      2,800 Everest Reinsurance Holdings Inc                              91,350
      2,000 Financial Security Assurance Holdings Ltd                    104,000
      3,800 Fremont General Corp                                          71,725
     14,400 Hartford Financial Services Group Inc                        839,693
      1,400 Hartford Life Class A                                         73,675
      3,000 Horace Mann Educators Corp                                    81,561
      7,100 Jefferson-Pilot Corp                                         469,928
      2,600 Leucadia National Corp                                        65,975
     13,600 Lincoln National Corp                                        711,443
      5,200 Loews Corp                                                   411,450
      6,700 MBIA Inc                                                     433,825
     17,300 Marsh & McLennan Companies Inc                             1,306,150
      1,000 Mercury General Corp                                          34,000
      1,400 Nationwide Financial Services Inc                             63,350
      2,100 Ohio Casualty Corp                                            75,863
      9,325 Old Republic International Corp                              161,434
      1,900 Orion Capital Corp                                            68,163
      4,400 Protective Life Corp                                         145,200
      5,906 Provident Companies Inc                                      236,240
      4,400 Reliance Group Holdings Inc                                   32,723
      6,000 Reliastar Financial Corp                                     262,500
      9,200 SafeCo Corp                                                  405,950
     15,162 St Paul Companies Inc                                        482,334
      1,400 The PMI Group Inc                                             87,937
      9,500 Torchmark Corp                                               324,188
      8,400 TransAmerica Corp                                            630,000
      1,200 Transatlantic Holdings Inc                                    89,924
      3,800 Travelers Property Casualty Corp                             148,675
      3,500 Unitrin Inc                                                  143,500
      8,600 Unum Corp                                                    470,850
                                                                     $24,813,260

MFTG - CONSUMER PRODS. --- 3.4%
      2,600 Alberto-Culver Co Class B                                     69,225
      4,400 American Greetings Corp Class A                              132,550
     26,600 Anheuser-Busch Companies Inc                               1,886,924
     39,826 Archer-Daniels-Midland Co                                    614,794
      5,000 Bestfoods                                                    247,500
      3,100 Brown-Forman Corp Class B                                    202,080
      6,200 Brunswick Corp                                               172,825
      1,700 Central Newspapers Inc                                        63,963
        200 Clorox Co                                                     21,362
      1,500 CompUSA Inc*                                                  11,156
     15,100 ConAgra Inc                                                  402,038
      1,900 Dean Foods Co                                                 78,968
      3,400 Dow Jones & Company Inc                                      180,411
      5,000 General Mills Inc                                            401,875
     12,400 HJ Heinz Co                                                  621,550
      3,100 Harcourt General Inc                                         159,842
      1,700 Harte-Hanks Inc                                               46,113
     11,400 Hasbro Inc                                                   318,482
      1,900 Hershey Foods Corp                                           112,813
        400 Hillenbrand Industries Inc                                    17,300
      2,900 Hormel Foods Corp                                            116,725
      5,600 IBP Inc                                                      133,000
      7,500 Ikon Office Solutions Inc                                    112,500
      5,600 International Flavors & Fragrances Inc                       248,500
      1,600 Interstate Bakeries Co                                        35,899
      7,200 Kellogg Co                                                   237,600
      5,300 Knight-Ridder Inc                                            291,166
        550 Lancaster Colony Corp                                         18,975
      4,800 Leggett & Platt Inc                                          133,498
      3,500 Liz Claiborne Inc                                            127,750
     13,100 Masco Corp                                                   378,263
      3,100 McCormick & Company Inc (nonvtg)                              97,842
     11,200 McGraw-Hill Companies Inc                                    604,094
      1,900 Mohawk Industries Inc*                                        57,713
     22,474 Nabisco Group Holdings Corp                                  439,636
      3,500 Nabisco Holdings Corp Class A                                151,375
     10,800 New York Times Co Class A                                    397,570
      3,500 Premark International Inc                                    131,250
      4,000 Primedia Inc*                                                 67,748
        300 Pulitzer Inc                                                  14,569
      2,900 Quaker Oats Co                                               192,488
      7,324 RJ Reynolds Tobacco Holdings Inc*                            230,706
      6,800 RR Donnelley & Sons Co                                       252,022
      3,100 Ralston-Ralston Purina Group                                  94,355
      4,900 Readers Digest Association Inc Class A                       194,775
      7,400 Shaw Industries Inc*                                         122,100
        500 Sodexho Marriott Services*                                     9,594
        500 Tiffany & Co                                                  48,250
      3,700 Tribune Co                                                   322,363
      2,000 Tupperware Corp                                               51,000
      7,400 Tyson Foods Inc Class A                                      166,500
      1,400 US Foodservice Inc*                                           59,675
      7,100 UST Inc                                                      207,675
        600 Unifi Inc*                                                    12,750
      6,600 VF Corp                                                      282,150
      1,600 Warnaco Group Inc Class A                                     42,800
        425 Washington Post Co Class B                                   228,544
      4,700 Whitman Corp                                                  84,600
      7,500 Willamette Industries Inc                                    345,465
        500 Wm Wrigley Jr Co                                              45,000
                                                                     $12,550,256

MFTG - INDUSTRIAL PRODS --- 7.6%
     12,100 3Com Corp*                                                   322,913
      7,200 Abbott Laboratories                                          327,600
     15,500 Air Products & Chemicals Inc                                 623,875
     10,200 Allegheny Teledyne Inc                                       230,775
      6,000 American Home Products Corp                                  345,000
      1,150 Arch Chemicals Inc                                            27,959
      2,400 Armstrong World Industries Inc                               138,749
      2,800 Bemis Company Inc                                            111,300
      3,700 Bowater Inc                                                  174,825
      2,600 Cabot Corp                                                    62,886
      3,600 Callaway Golf Co                                              52,650
      1,600 Carlisle Companies Inc                                        77,000
      4,900 Case Corp                                                    235,813
     23,900 Caterpillar Inc                                            1,434,000
      6,400 Champion International Corp                                  306,400
        800 Chiron Corp*                                                  16,600
      3,400 Conexant Systems Inc*                                        197,411
      4,000 Consolidated Papers Inc                                      107,000
      5,900 Cooper Industries Inc                                        306,800
      4,700 Cooper Tire & Rubber Co                                      111,038
      2,300 Cordant Technologies Inc                                     103,930
      3,725 Crane Co                                                     117,103
      6,900 Crown Cork & Seal Company Inc                                196,650
        500 Cytec Industries Inc*                                         15,938
        400 Danaher Corp                                                  23,250
     15,600 Deere & Co                                                   618,150
     11,800 Dover Corp                                                   413,000
     14,800 Dow Chemical Co                                            1,877,750
     56,700 EI du Pont de Nemours & Co                                 3,873,290
      5,400 Eastman Chemical Co                                          279,450
      7,000 Engelhard Corp                                               158,375
      4,730 Fulton Financial Corp                                         97,850
     10,500 Goodyear Tire & Rubber Co                                    617,526
      3,500 Great Lakes Chemical Corp                                    161,217
      3,300 Harnischfeger Industries Inc                                   6,600
      2,600 Harsco Corp                                                   83,200
      4,600 Hercules Inc                                                 180,835
      5,100 ICN Pharmaceuticals Inc                                      164,154
      7,720 IMC Global Inc                                               136,065
      6,200 ITT Industries Inc                                           236,375
     11,100 Ingersoll-Rand Co                                            717,338
      1,100 International Specialty Products Inc*                         11,206
     18,000 Iomega Corp*                                                  88,866
      1,900 Kennametal Inc                                                58,900
      3,832 Kimberly-Clark Corp                                          218,424
      2,200 Lafarge Corp                                                  77,961
      4,000 Lear Corp*                                                   199,000
      3,700 Lubrizol Corp                                                100,825
      2,700 Lyondell Petrochemical Co                                     55,688
      4,900 Mallinckrodt Inc                                             178,238
      3,165 Martin Marietta Materials Inc                                186,735
      6,800 Mead Corp                                                    283,900
      5,200 Millennium Chemicals Inc                                     122,522
     15,700 Minnesota Mining & Manufacturing Co                        1,364,911
      4,400 Nalco Chemical Co                                            228,250
      5,500 Nucor Corp                                                   260,904
      3,100 Olin Corp                                                     40,880
      7,100 Owens-Illinois Inc*                                          232,078
        500 PE Corp-PE Biosystems Group*                                   8,094
     11,700 PPG Industries Inc                                           691,025
      7,400 Pall Corp                                                    164,184
      7,350 Parker Hannifin Corp                                         336,263
      2,300 Pentair Inc                                                  105,225
     34,100 Pharmacia & Upjohn Inc                                     1,937,289
      8,400 Praxair Inc                                                  411,071
      7,625 RPM Inc                                                      108,176
      3,000 Raychem Corp                                                 111,000
      4,300 Reynolds Metals Co                                           253,700
     10,300 Rockwell International Corp                                  625,725
     11,023 Rohm & Haas Co                                               472,611
      9,800 Sherwin-Williams Co                                          271,950
      6,700 Sigma Aldrich Corp                                           230,728
      5,161 Smurfit - Stone Container Corp*                              106,120
      4,000 Snap-On Inc                                                  144,748
      7,500 Solutia Inc                                                  159,840
      6,440 Sonoco Products Co                                           192,794
      1,500 Southdown Inc                                                 96,375
      1,900 St Joe Corp                                                   51,300
      3,700 Temple-Inland Inc                                            252,525
      3,500 The BF Goodrich Co                                           148,750
      2,400 The Stanley Works                                             77,249
      3,500 The Timken Co                                                 68,250
      3,000 Trinity Industries Inc                                       100,500
      1,600 USG Corp                                                      89,600
     20,800 USX-Marathon Group                                           677,290
      5,900 USX-US Steel Group                                           159,300
      8,300 Union Carbide Corp                                           404,625
        700 Varian Inc*                                                    9,450
      4,000 WR Grace & Co*                                                73,500
      3,800 Western Digital Corp*                                         24,700
      5,950 Westvaco Corp                                                172,550
      3,300 Witco Corp                                                    66,000
      5,000 Worthington Industries Inc                                    82,185
                                                                     $27,882,620

MINING --- 0.7%
     24,616 Alcoa Inc                                                  1,523,115
      6,100 Cyprus Amax Minerals Co                                       92,641
     16,200 Homestake Mining Co                                          132,629
     11,227 Newmont Mining Corp                                          223,137
      3,900 Phelps Dodge Corp                                            241,554
      6,000 Vulcan Materials Co                                          289,500
                                                                      $2,502,576

OIL & GAS --- 9.6%
      5,400 Amerada Hess Corp                                            321,300
      2,200 Anadarko Petroleum Corp                                       80,986
      5,900 Apache Corp                                                  230,100
      4,500 Ashland Inc                                                  180,563
     21,600 Atlantic Richfield Co                                      1,804,939
      2,400 BJ Services Company USA*                                      70,649
     10,700 Baker Hughes Inc                                             358,450
     11,972 Burlington Resources Inc                                     517,789
     43,900 Chevron Corp                                               4,178,709
     12,800 Coastal Corp                                                 512,000
      1,700 Dynegy Inc                                                    34,638
      7,626 El Paso Energy Corp                                          268,336
     22,258 Enron Corp                                                 1,819,592
      4,300 Enron Oil & Gas Co                                            87,075
      2,300 Ensco International Inc                                       45,855
    163,600 Exxon Corp                                                12,617,650
     11,100 Halliburton Co                                               502,275
      3,500 Kerr-McGee Corp                                              175,655
     52,400 Mobil Corp                                                 5,187,600
      2,700 Murphy Oil Corp                                              131,792
      1,800 Nabors Industries Inc*                                        43,987
      3,400 Noble Affiliates Inc                                          95,836
      2,100 Noble Drilling Corp*                                          41,343
     23,400 Occidental Petroleum Corp                                    494,325
      2,000 PennzEnergy Co                                                33,374
      5,200 Pennzoil-Quakers State Co                                     78,000
     14,100 Phillips Petroleum Co                                        709,399
      7,000 Pioneer Natural Resources Co                                  77,000
      2,000 Rowan Companies Inc*                                          36,874
     14,619 Sempra Energy                                                330,755
      5,700 Sunoco Inc                                                   172,066
     36,101 Texaco Inc                                                 2,256,313
     10,400 Tosco Corp                                                   269,745
      5,900 Ultramar Diamond Shamrock Corp                               128,691
     17,000 Union Pacific Resources Group Inc                            277,304
     16,300 UnoCal Corp                                                  645,888
      3,400 Valero Energy Corp                                            72,886
        600 Vastar Resources Inc                                          31,462
      1,105 Weatherford International*                                    40,471
                                                                     $34,961,672

OTHER TRANS. SERVICES --- 0.1%
      1,800 FMC Corp*                                                    122,962
      3,400 GATX Corp                                                    129,411
      4,900 Ryder System Inc                                             127,400
      2,200 Tidewater Inc                                                 67,100
                                                                        $446,873

RAILROADS --- 0.9%
     31,646 Burlington Northern Santa Fe Corp                            981,026
     14,600 CSX Corp                                                     661,555
     25,600 Norfolk Southern Corp                                        771,200
     16,656 Union Pacific Corp                                           971,245
                                                                      $3,385,026

REAL ESTATE --- 0.9%
      4,900 AMB Property Corp                                            115,150
      1,200 Amresco Inc*                                                   7,724
      3,700 Apartment Investment & Management Co Class A                 158,175
      6,500 Archstone Communities Trust                                  142,591
      4,300 Arden Realty Inc                                             105,888
      4,400 Avalonbay Communities Inc                                    162,800
      2,700 CCB Financial Corp                                           142,763
      4,800 CarrAmerica Realty Corp                                      120,000
      7,000 Cornerstone Properties Inc                                   111,125
      6,900 Crescent Real Estate Equities Inc                            163,875
     17,500 Equity Office Properties                                     448,438
      7,900 Equity Residential Properties Trust                          355,990
      4,100 Highwood Properties Inc                                      112,492
      3,730 Host Marriott Corp                                            44,294
      5,100 Indymac Mortgage Holdings Inc                                 81,600
      3,900 Mack-Cali Realty Corp                                        120,654
      2,100 Post Properties Inc                                           86,100
     11,100 Simon Property Group Inc                                     281,663
      3,900 Spieker Properties Inc                                       151,613
      3,500 The Rouse Co                                                  88,813
      4,500 Trustmark Corp                                               102,938
      4,000 Vornado Realty Trust                                         141,248
                                                                      $3,245,934

RETAIL TRADE --- 3.9%
     24,355 Albertson's Inc                                            1,255,793
      9,800 AutoNation Inc*                                              174,558
      6,941 Autoliv Inc                                                  209,965
      2,200 BJ Wholesale Club Inc*                                        66,136
      3,900 Best Buy Inc*                                                263,250
        300 Borders Group Inc*                                             4,744
      4,000 Brinker International Inc*                                   108,748
      2,500 CBRL Group Inc                                                43,280
      1,430 CKE Restaurants Inc                                           23,238
      4,900 Circuit City Stores Inc                                      455,700
      1,800 Consolidated Stores Corp*                                     48,600
      9,300 Darden Restaurants Inc                                       202,852
      1,900 Dayton Hudson Corp                                           123,500
      6,900 Dillards Inc Class A                                         242,363
     14,100 Federated Department Stores Inc*                             746,412
     20,900 Food Lion Inc Class A                                        241,646
     11,500 Fortune Brands Inc                                           475,813
        300 Furniture Brands International Inc*                            8,363
     11,400 Genuine Parts Co                                             399,000
      2,000 Hannaford Brothers Co                                        107,000
     14,800 JC Penney & Co Inc                                           718,718
     33,300 Kmart Corp*                                                  547,352
     23,400 Kroger Co*                                                   653,726
      7,600 Limited Inc                                                  344,850
     22,550 May Department Stores Co                                     921,731
     42,300 McDonald's Corp                                            1,747,498
      2,900 Neiman Marcus Group Inc*                                      74,492
      7,266 Newell Rubbermaid Inc                                        337,869
      6,300 Nordstrom Inc                                                211,050
      3,150 Office Depot Inc*                                             69,495
      4,900 Officemax Inc*                                                58,800
        300 Outback Steakhouse Inc*                                       11,794
      3,700 Owens Corning                                                127,188
      1,896 Payless Shoesource Inc*                                      101,436
      3,213 Pep Boys - Manny Moe & Jack                                   69,481
     12,100 Rite Aid Corp                                                297,963
      4,122 Saks Inc*                                                    119,023
     22,500 Sears Roebuck & Co                                         1,002,645
      4,000 Tandy Corp                                                   195,500
     16,900 Toys R Us Inc*                                               349,610
      8,000 Tricon Global Restaurants*                                   433,000
      1,400 US Office Products Co*                                         7,525
      7,800 Venator Group Inc*                                            81,409
        800 Weis Markets Inc                                              31,300
      6,700 Wendy's International Inc                                    189,690
      6,700 Winn-Dixie Stores Inc                                        247,478
                                                                     $14,151,584

SECURITIES & COMMODITIES --- 2.0%
      6,387 AG Edwards Inc                                               205,981
      7,436 Bear Stearns Companies Inc                                   347,633
      1,800 Donaldson, Lufkin & Jenrette Inc                             108,450
      3,700 Legg Mason Inc                                               142,450
      7,900 Lehman Brothers Holdings Inc                                 491,775
     21,400 Merrill Lynch & Co Inc                                     1,710,652
     38,420 Morgan Stanley Dean Witter & Co                            3,938,050
      7,350 Paine Webber Group Inc                                       343,613
      2,500 Raymond James Financial Inc                                   59,843
      4,300 United Asset Management Corp                                  97,825
                                                                      $7,446,272

TELEPHONE --- 11.3%
     11,800 ALLTEL Corp                                                  843,700
     74,000 Ameritech Corp                                             5,439,000
     97,758 Bell Atlantic Corp                                         6,390,929
    130,700 BellSouth Corp                                             6,126,563
      8,475 CenturyTel Inc                                               336,881
      3,300 Frontier Corp                                                194,700
     54,000 GTE Corp                                                   4,090,500
     77,053 MCI WorldCom Inc*                                          6,631,335
      1,900 McLeod Inc*                                                  104,500
     97,645 SBC Communications Inc                                     5,663,410
     45,000 Sprint Corp                                                2,376,540
     15,550 Sprint PCS                                                   888,294
        200 Teligent Inc*                                                 11,962
     33,840 US West Inc                                                1,988,100
                                                                     $41,086,414

TRANSPORTATION --- 0.0%
      2,500 CNF Transportation Inc                                        95,938
                                                                         $95,938

TRANSPORTATION EQUIPMENT --- 4.2%
     19,700 Allied-Signal Inc                                          1,241,100
      2,500 Cummins Engine Company Inc                                   142,813
     11,224 Dana Corp                                                    517,000
     21,952 Delphi Automotive Systems Corp                               407,473
      4,800 Eaton Corp                                                   441,600
      1,800 Fleetwood Enterprises Inc                                     47,587
     76,600 Ford Motor Co                                              4,323,074
      7,400 General Dynamics Corp                                        506,900
     44,000 General Motors Corp                                        2,904,000
      4,600 General Motors Corp Class H*                                 258,750
     23,338 Lockheed Martin Corp                                         869,341
      4,500 Navistar International Corp*                                 225,000
      4,600 Northrop Grumman Corp                                        305,035
        200 Orbital Sciences Corp*                                         4,725
      4,730 Paccar Inc                                                   252,464
      6,700 TRW Inc                                                      367,663
      8,400 Textron Inc                                                  691,421
     26,248 The Boeing Co                                              1,159,820
     10,711 United Technologies Corp                                     767,839
                                                                     $15,433,605

WATER --- 0.0%
      4,700 American Water Works Company Inc                             144,525
                                                                        $144,525

WHOLESALE TRADE -CONSUMER --- 0.4%
      4,050 Bergen Brunswig Corp Class A                                  69,863
      4,768 Cardinal Health Inc                                          305,748
      3,800 Costco Companies Inc*                                        304,236
      5,000 Nike Inc Class B                                             316,560
      3,200 Reebok International Ltd*                                     59,600
      2,100 Sunbeam-Oster Co*                                             16,668
      8,100 SuperValu Inc                                                208,065
      1,600 Tech Data Corp*                                               61,200
                                                                      $1,341,940

TOTAL COMMON STOCK --- 98.7%                                        $359,906,885
(Cost $259,477,664)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.9%
  3,116,000 Prudential Funding Corp                                    3,116,000
                                                                      $3,116,000

U.S. GOVERNMENTS --- 0.5%
  1,650,000 United States of America (1)                               1,651,555
                                                                      $1,651,555

TOTAL SHORT-TERM INVESTMENTS --- 1.3%                                 $4,767,555
(Cost $4,767,555)

TOTAL VALUE INDEX PORTFOLIO --- 100.0%                              $364,674,440
(Cost $264,245,219)


The Maxim Series Fund

Variable Annuity Account

COMMON STOCK

COMMUNICATIONS --- 1.9%
      3,150 AT&T Corp                                                    175,808
                                                                        $175,808

CONSUMER SERVICES --- 2.2%
      3,200 United Healthcare Corp                                       200,400
                                                                        $200,400

CREDIT INSTITUTIONS --- 3.0%
      3,100 BancWest Corp                                                115,087
      4,400 Mellon Bank Corp                                             160,050
                                                                        $275,137

ELECTRIC --- 1.6%
      3,300 Consolidated Edison Inc                                      149,325
                                                                        $149,325

ELECTRONICS - HIGH TECH --- 14.4%
      4,600 Compaq Computer Corp                                         108,960
      2,000 Eastman Kodak Co                                             135,500
      3,300 Emerson Electric Co                                          207,488
      2,300 Hewlett-Packard Co                                           231,150
      1,500 Johnson Controls Inc                                         103,968
      2,900 Motorola Inc                                                 274,775
      6,700 Scientific-Atlanta Inc                                       241,200
                                                                      $1,303,041

FINANCIAL SERVICES --- 2.1%
      4,000 MGIC Investment Corp                                         194,500
                                                                        $194,500

HOLDING & INVEST. OFFICES --- 6.2%
      4,040 Bank One Corp                                                240,630
      2,900 Bank of America Corp                                         212,605
      3,800 Constellation Energy Group                                   112,575
                                                                        $565,810

INDUSTRIAL SERVICES --- 4.7%
      4,000 Electronic Data Systems Corp                                 226,248
      3,000 Shared Medical Systems Corp                                  195,750
                                                                        $421,998

INSURANCE --- 10.8%
      3,200 Allstate Corp                                                114,800
      3,000 Arthur J Gallagher & Co                                      148,500
      2,500 Hartford Financial Services Group Inc                        145,780
      3,000 Lincoln National Corp                                        156,936
      5,800 Torchmark Corp                                               197,925
      4,000 Unum Corp                                                    219,000
                                                                        $982,941

MFTG - CONSUMER PRODS. --- 8.6%
      4,700 Lancaster Colony Corp                                        162,150
      8,400 Leggett & Platt Inc                                          233,621
      5,500 Liz Claiborne Inc                                            200,750
      3,900 Willamette Industries Inc                                    179,642
                                                                        $776,163

MFTG - INDUSTRIAL PRODS --- 14.7%
      4,300 3Com Corp*                                                   114,754
      3,200 Armstrong World Industries Inc                               184,998
      4,100 Kimberly-Clark Corp                                          233,700
      2,500 PPG Industries Inc                                           147,655
      4,200 Rockwell International Corp                                  255,150
      7,700 USX-US Steel Group                                           207,900
      3,500 WW Grainger Inc                                              188,342
                                                                      $1,332,499

OIL & GAS --- 15.0%
      2,800 Atlantic Richfield Co                                        233,974
      5,700 Coastal Corp                                                 228,000
      5,700 Halliburton Co                                               257,925
      4,000 Helmerich & Payne Inc                                         95,248
      1,600 Mobil Corp                                                   158,400
      3,400 Schlumberger Ltd                                             216,536
      5,600 Sunoco Inc                                                   169,047
                                                                      $1,359,130

RAILROADS --- 1.6%
      4,800 Burlington Northern Santa Fe Corp                            148,800
                                                                        $148,800

RETAIL TRADE --- 6.7%
      6,800 Brinker International Inc*                                   184,872
      7,700 Dillards Inc Class A                                         270,462
      3,400 Sears Roebuck & Co                                           151,511
                                                                        $606,845

TELEPHONE --- 4.6%
      3,400 Bell Atlantic Corp                                           222,275
      3,400 SBC Communications Inc                                       197,200
                                                                        $419,475

TRANSPORTATION --- 1.6%
      5,700 Ryder System Inc                                             148,200
                                                                        $148,200

TOTAL COMMON STOCK --- 100.0%                                         $9,060,072
(Cost $7,358,370)

TOTAL VARIABLE ANNUITY ACCOUNT --- 100.0%                             $9,060,072
(Cost $7,358,370)